VANGUARD(R) MUNICIPAL BOND FUNDS

ANNUAL REPORT * OCTOBER 31, 2001

     BOND

     VANGUARD TAX-EXEMPT MONEY MARKET FUND

     VANGUARD SHORT-TERM TAX-EXEMPT FUND

     VANGUARD LIMITED-TERM TAX-EXEMPT FUND

     VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND

     VANGUARD INSURED LONG-TERM TAX-EXEMPT FUND

     VANGUARD LONG-TERM TAX-EXEMPT FUND

     VANGUARD HIGH-YIELD TAX-EXEMPT FUND

[SHIP ON OCEAN]

[THE VANGUARD GROUP(R) LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.
     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.
     The actions we recommend are quite simple.
     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.
     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.
     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.
     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.

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CONTENTS

LETTER FROM THE CHAIRMAN                      1
REPORT FROM THE ADVISER                       8
FUND PROFILES                                11
GLOSSARY OF INVESTMENT TERMS                 18
PERFORMANCE SUMMARIES                        19
FINANCIAL STATEMENTS                         26
ADVANTAGES OF VANGUARD.COM                   46

SUMMARY

* The returns of the Vanguard Municipal Bond Funds ranged from 3.2% to 11.5% during the 12 months ended October 31, 2001.
* Municipal bonds recorded solid returns and remained attractive--relative to taxable issues with similar risk attributes and maturities--at the end of the period.
* Taxable bonds generally posted excellent results during our 2001 fiscal year, as rapidly declining interest rates pushed prices higher.

LETTER FROM THE CHAIRMAN

[PHOTO OF JOHN J. BRENNAN]
JOHN J. BRENNAN

Fellow Shareholder,

Fiscal 2001 was an excellent year for shareholders in the vanguard municipal bond funds. Our funds provided returns ranging from 3.2% for the Tax-Exempt Money Market Fund to 11.5% for the Long-Term Tax-Exempt Fund during the 12 months ended October 31, 2001--a period marked by deteriorating economic conditions, rising bond prices, and falling stock prices. Each of our funds earned more than the average for its peer group. As shown in the table on page 4, the margin of superiority ranged from 0.2 percentage point to 2.4 percentage points.
     The table at left  breaks  each fund's  total  return into its  components:
Income from dividends plus capital change. The upper portion of the table presents the results for Investor Shares in the funds, while the lower section shows the results for our Admiral Shares. This share class offers lower expense ratios to investors whose sizable, long-tenured accounts bring economies of scale and lower costs to the funds. The table also presents each fund's yield as of October 31.

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                    FISCAL YEAR ENDED
                                                                OCTOBER 31, 2001
                                    --------------------------------------------
                                                                             SEC
                                     TOTAL     INCOME     CAPITAL     ANNUALIZED
TAX-EXEMPT FUND                     RETURN     RETURN      RETURN         YIELD*
--------------------------------------------------------------------------------
Money Market**                        3.2%       3.2%        0.0%          2.05%
Short-Term                            5.7        4.2         1.5           2.54
Limited-Term                          7.9        4.6         3.3           3.19
Intermediate-Term                     9.4        5.1         4.3           3.64
Insured Long-Term                    11.0        5.4         5.6           4.06
Long-Term                            11.5        5.4         6.1           4.26
High-Yield                            9.8        5.8         4.0           4.81
--------------------------------------------------------------------------------

ADMIRAL SHARES (since February 12, 2001, inception)
--------------------------------------------------------------------------------
Short-Term                           3.4%        2.9%        0.5%          2.59%
Limited-Term                         4.3         3.2         1.1           3.24
Intermediate-Term                    4.8         3.5         1.3           3.69
Insured Long-Term                    5.1         3.7         1.4           4.11
Long-Term                            5.5         3.7         1.8           4.31
--------------------------------------------------------------------------------
*7-day yield for Tax-Exempt Money Market Fund; 30-day yield for the other funds. **An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

     In the table that follows this letter, you'll find each fund's net asset value at the beginning and end of the fiscal period, and the per-share amount of the income dividends it paid during the 12 months. None of the funds distributed capital gains during the period.

ECONOMIC OVERVIEW
The U.S. economy had already weakened markedly before the terrorist attacks of September 11. The economic reports that arrived over the ensuing month and a half indicated that the reaction to the attacks had pushed the economy deeper into recession: Output of goods and services fell, unemployment soared, and consumer spending--which had been propping up the economy's growth--waned.
     The nation's real (inflation-adjusted) gross domestic product fell at an annual rate of -1.1% during the third quarter of 2001, a period that included the first few weeks after the attacks but did not reflect their full impact. It was the first quarterly decline in GDP in more than eight years. Corporate profits plunged, and many companies responded by laying off employees.

--------------------
THE NATION'S REAL
GROSS DOMESTIC
PRODUCT FELL AT AN
ANNUAL RATE OF -1.1%
DURING THE THIRD
QUARTER--THE FIRST
QUARTERLY DECLINE IN
GDP IN MORE THAN
EIGHT YEARS.
--------------------

     The unemployment rate climbed to 5.4% in October--the highest level in almost five years. The job losses spread beyond manufacturing to the service sector, and travel-related industries were hit especially hard. Consumer spending, which accounts for two-thirds of U.S. economic activity, declined sharply after the attacks. For much of the past year, consumers' willingness to open their pocketbooks had offset the steep declines in business spending that were curbing economic growth. Companies especially cut spending on high-tech equipment and software. Heavy investment in such products had helped to fuel the economic boom and bull market of the late 1990s.
     In light of the worsening economic picture and the terrorist attacks, the Federal Reserve Board accelerated its campaign to bolster the economy by reducing interest rates. The Fed cut its target for the federal funds rate--the rate at which banks make overnight loans to each other--three times after September 11 (including a 50-basis-point cut on November 6, a few days after the funds' fiscal year-end). In doing so, the Fed reached several milestones: the lowest federal funds rate in four decades (2.00%); the biggest total rate reduction in a calendar year (450 basis points, or 4.50 percentage points); and the highest number of rate cuts in a year (ten), matching the total for 1991.

FINANCIAL MARKETS IN REVIEW
Amid the sell-off in  equities--the  Wilshire  5000 Total Market Index  returned
-25.6% during the 12 months--bonds flourished. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable investment-grade bond market, returned a stellar 14.6%. Rising bond prices accounted for a bit more than half of this result.
     Bond prices move in the opposite direction from bond yields, and yields fell sharply during the period because of deteriorating economic conditions and the Fed's rate cuts. Demand for bonds also played a role, as stock-wary investors sought shelter in more conservative investments. (There was little interest in

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2001
                                                  ------------------------------
                                                    ONE        THREE        FIVE
                                                   YEAR        YEARS       YEARS
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       14.6%         7.3%        8.0%
Lehman 10 Year Municipal Bond Index               10.2          5.6         6.8
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                         4.8          5.0         5.1
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -24.9%         0.0%       10.0%
Russell 2000 Index (Small-caps)                  -12.7          5.6         6.1
Wilshire 5000 Index (Entire market)              -25.6          0.4         8.8
MSCI EAFE Index (International)                  -24.9         -3.6         0.6
--------------------------------------------------------------------------------
CPI
Consumer Price Index                               2.1%         2.7%        2.3%
--------------------------------------------------------------------------------

lower-quality, higher-yielding bonds. They delivered total returns near zero, as their prices fell amid a rise in the default rate among issuers.) Long-term U.S. Treasury bonds got an additional boost on the final day of the fiscal year, when the Treasury Department announced that it would no longer issue 30-year bonds, once considered bellwethers for the U.S. bond market.
     The decline in bond yields was sharpest at the short end of the maturity spectrum. The yield of the 30-year Treasury bond fell 92 basis points (0.92 percentage point) to 4.87%, and the yield of the 10-year Treasury note fell 153 basis points to 4.23%. In contrast, the yield of the 3-month Treasury bill, which follows the Fed's interest rate moves with a slight lag, plunged 437 basis points to 2.01%. It's worth noting that the decline in interest rates leaves short-term rates below the past year's inflation rate, which suggests that, for now at least, short-term securities may not generate a positive inflation-adjusted return.
     As in the Treasury bond market, yield changes in the high-grade tax-exempt market were most dramatic among shorter-term issues. The yield on 2-year tax-exempt notes, for example, fell 212 basis points to 2.23%. For 10-year notes and 25-year bonds, yield declines of 83 and 57 basis points, respectively, left rates at 3.88% and 4.92%. Rising prices helped the overall municipal bond market--excluding high-yield issues--to its second consecutive fiscal year of excellent returns. The Lehman Municipal Bond Index returned 10.5%, including a 5.5% return from income and a 5.0% price increase, during the 12 months ended October 31. In fiscal 2000, the index had a total return of 8.5%.
     The relative value of municipal bonds depends on how closely their yields come to matching those of taxable bonds of similar credit quality with the same maturities. By this yardstick, tax-exempt bonds appeared very attractive at the end of our fiscal year. Ten-year municipal notes, for example, offered more than 90% of the yield of 10-year Treasuries, meaning that investors in all but the lowest tax brackets would earn higher after-tax returns from munis than from Treasuries. For investors in the maximum marginal tax bracket, currently 38.6% at the federal level, a tax-exempt yield of 3.88% is equivalent to a taxable yield of 6.32%. The allure of municipal bonds is even greater for investors subject to high state income tax rates.

FISCAL 2001 PERFORMANCE OVERVIEW
It was another good year for the Vanguard Municipal Bond Funds, which, as noted, returned between 3.2% and 11.5%. Each fund provided a higher total return than its average competitor. The 7.9% return of the Limited-Term Tax-Exempt Fund, for example, was 1.0 percentage point higher than the return of the average 1-5 year municipal debt fund. It has been four years since any of our peer groups produced a higher average return than its Vanguard counterpart. We're proud of that record of consistent excellence.

--------------------------------------------------------------------------------
2001 TOTAL RETURNS                                             FISCAL YEAR ENDED
                                                                      OCTOBER 31
                                   ---------------------------------------------
                                                       AVERAGE
                                   VANGUARD          COMPETING          VANGUARD
TAX-EXEMPT FUND                        FUND              FUND*         ADVANTAGE
--------------------------------------------------------------------------------
Money Market                           3.2%               2.6%             +0.6%
Short-Term                             5.7                5.5**            +0.2
Limited-Term                           7.9                6.9              +1.0
Intermediate-Term                      9.4                9.2              +0.2
Insured Long-Term                     11.0               10.0              +1.0
Long-Term                             11.5                9.6              +1.9
High-Yield                             9.8                7.4              +2.4
--------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**Adjusted to exclude funds with a dollar-weighted average maturity greater than two years as of September 30, 2001.

     For the second year in a row, our High-Yield Tax-Exempt Fund far outpaced its average competitor. Once again, the relatively higher credit quality of our holdings made a difference, as investors fretted about the ability of financially weak municipal issuers to meet their debt obligations amid the economic downturn. We note that, while our higher standards have served shareholders well in the recent past, there will be periods during which lower-rated securities will provide superior results. In such periods, our performance may lag the average result of high-yield municipal funds. But over the long haul, we don't think the extra yield from the riskiest areas of the market is sufficient to compensate for the potential losses. We thank the shareholders in each of the funds for sticking with our disciplined approach, in markets strong and weak.
     As you would expect, falling interest rates made the yield of each of our funds decline during the period. The yield of the Tax-Exempt Money Market Fund, which stood at 4.16% on October 31, 2000, fell the furthest, ending fiscal 2001 at 2.05%. You can find yields and other important data in our Fund Profiles, which begin on page 11. For more information on performance, turn to page 8 for the report from the funds' adviser, Vanguard Fixed Income Group.

LONG-TERM PERFORMANCE OVERVIEW
We believe investors should take a long-term view of both their investment portfolios and the financial markets. Such a view acknowledges the fact that asset prices fluctuate widely over shorter time periods. In the bond market, for example, constantly changing yields either add to--or detract from--income returns. In the long run, however, income accounts for virtually all of the returns from fixed income securities. And a long-term approach is consistent with most investors' time horizons.
     As the table below shows, the average annual returns of the Vanguard Municipal Bond Funds during the past decade ranged from 3.3% to 7.3%. On an absolute basis, these were good results; it was a generally favorable market for bonds. The funds' relative results have also been impressive--six of the seven funds delivered higher returns than their average peers; one merely equaled the competition. The Intermediate-Term Tax-Exempt Fund, for example, returned 6.6% a year, on average--0.8 percentage point more than the average intermediate municipal fund. Compounding magnifies the value of such seemingly small differences. A $10,000 investment made in our fund a decade ago would have grown to $18,876 as of October 31, some $1,200 more than the same investment in our average peer. The Short-Term Tax-Exempt Fund trailed its average competitor by a hair.
     The funds' adviser, Vanguard Fixed Income Group, deserves credit for our long-term success. Led by Ian A. MacKinnon since its founding 20 years ago, the group distinguishes itself by maintaining strict credit standards and observing the funds' well-defined maturity ranges. Our credit analysts and portfolio managers have served you well, and we expect that they will continue to do so. Our team's tenure, experience, and commitment to excellence are vital to the funds.
     Our performance advantage also reflects our lower operating expenses. Shareholders in the Tax-Exempt Money Market Fund paid 0.18 percentage point ($1.80 per $1,000 in assets) in operating expenses in fiscal 2001. Shareholders in the other funds paid 0.19 percentage point ($1.90 per $1,000 in assets). Our average competitors charged far more--roughly four to six times as much. Consistent with our unique corporate structure, under which the Vanguard funds own The Vanguard Group, we spend only as much of the

--------------------------------------------------------------------------------
TOTAL RETURNS                                   TEN YEARS ENDED OCTOBER 31, 2001
                    ------------------------------------------------------------
                            AVERAGE                FINAL VALUE OF A $10,000
                         ANNUAL RETURN               INITIAL INVESTMENT*
                   ----------------------    -----------------------------------
                                  AVERAGE                   AVERAGE
                   VANGUARD    COMPETING     VANGUARD    COMPETING
TAX-EXEMPT FUND        FUND         FUND         FUND         FUND    DIFFERENCE
--------------------------------------------------------------------------------
Money Market           3.3%         2.8%      $13,770      $13,166         $ 604
Short-Term             4.2          4.2        15,083       15,094        (11)**
Limited-Term           5.2          4.7        16,544       15,775           769
Intermediate-Term      6.6          5.8        18,876       17,633         1,243
Insured Long-Term      7.2          6.1        19,978       18,141         1,837
Long-Term              7.3          6.2        20,242       18,218         2,024
High-Yield             7.1          5.8        19,790       17,639         2,151
--------------------------------------------------------------------------------
 *Assuming reinvestment of all income dividends and capital gains distributions. **Difference due to rounding of returns.

income from the underlying bonds as we need to serve shareholders. The rest is paid to you. As the long-term record suggests, it is extremely difficult for peer funds to overcome the hurdle posed by higher investment costs.

IN SUMMARY
The sharp decline in stock prices and the rapid rise in bond prices during the past year led many investors to reconstruct their portfolios. We think this is good news. Investors who identify an imbalance in their investment programs should correct the mistakes of the past. But they should not fool themselves into thinking that they can predict when stocks--let alone certain segments of the stock market--will rise again.
     As ever, we encourage investors to focus on the big picture. Establish a sensible asset-allocation plan--one that reflects your time horizon, financial means, goals, and tolerance for fluctuations in the value of your principal. Choose low-cost investments, which deliver a greater percentage of the markets' returns to you. Then stick with your plan, no matter where the markets appear to be headed.


Sincerely,

/S/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer

November 12, 2001

--------------------------------------------------------------------------------
FUND STATISTICS

                                  NET ASSET VALUE
                                     PER SHARE                 TWELVE MONTHS
                             -------------------------      --------------------
                             OCTOBER 31,   OCTOBER 31,         INCOME    CAPITAL
TAX-EXEMPT FUND INVESTOR SHARES     2000          2001      DIVIDENDS      GAINS
--------------------------------------------------------------------------------
Money Market                      $ 1.00        $ 1.00         $0.031      $0.00
Short-Term                         15.50         15.74          0.628       0.00
Limited-Term                       10.64         10.99          0.474       0.00
Intermediate-Term                  13.05         13.61          0.637       0.00
Insured Long-Term                  12.14         12.82          0.628       0.00
Long-Term                          10.73         11.38          0.561       0.00
High-Yield                         10.31         10.72          0.576       0.00


                                  NET ASSET VALUE
                                     PER SHARE                SINCE INCEPTION
                            --------------------------      --------------------
                            FEBRUARY 12,   OCTOBER 31,         INCOME    CAPITAL
TAX-EXEMPT FUND ADMIRAL SHARES     2001*          2001      DIVIDENDS      GAINS
--------------------------------------------------------------------------------
Short-Term                        $15.66        $15.74         $0.448      $0.00
Limited-Term                       10.87         10.99          0.342       0.00
Intermediate-Term                  13.44         13.61          0.458       0.00
Insured Long-Term                  12.64         12.82          0.452       0.00
Long-Term                          11.18         11.38          0.403       0.00
--------------------------------------------------------------------------------
*Inception.

REPORT FROM THE ADVISER

During the 12 months ended October 31, a sharp decline in interest rates drove bond prices higher and boosted the total returns of six of the seven vanguard municipal bond funds. It was the second consecutive fiscal year in which the returns of each of our bond funds benefited from rising prices. Our money market fund returned 3.2%.

THE ECONOMY WEAKENS
The U.S. economy slowed rapidly during the funds' 2001 fiscal year. The production of goods and services--which is measured by "real," or inflation-adjusted, gross domestic product (GDP)--expanded at an annual rate of 1.9% in the fourth quarter of 2000. In the first quarter of 2001, GDP grew just 1.3%, and in the second quarter it grew a tiny 0.3%. Then came September 11.
     The terrorist attacks stifled consumer spending, which had previously held up well in the face of a weakening economy, and took a severe toll on corporate spending, which had slowed considerably long before the disaster. The Commerce Department pegged third-quarter 2001 GDP at -1.1%. Most economists expect economic output to decline in the current quarter as well.
     The nation's unemployment rate, which just over a year ago reached its lowest point in 30 years (3.9%), climbed steadily in fiscal 2001. Layoffs in the technology sector, combined with dramatic job cuts in the airline industry after September 11, helped push the unemployment rate to 5.4% by October. It was the first time in more than four years that the monthly unemployment rate had risen above 5.0%.
     Consumer confidence, a factor that is closely watched because spending by consumers accounts for most of the nation's economic activity, also deteriorated during the fiscal year, according to surveys. It plunged after September 11.
     The Federal Reserve Board made a tremendous effort to renew confidence and to provide liquidity in the face of the fall's catastrophe. Between September 11 and October 31, the central bank reduced its

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

EACH FUND HOLDS A DIVERSIFIED GROUP OF MUNICIPAL BONDS DESIGNED TO PRODUCE A HIGH LEVEL OF CURRENT, TAX-EXEMPT INCOME CONSISTENT WITH EACH FUND'S MATURITY AND QUALITY MANDATES. IN MANAGING THE FUNDS, VANGUARD FIXED INCOME GROUP FOLLOWS A DISCIPLINED INVESTMENT POLICY, MEETING WELL-DEFINED STANDARDS FOR CREDIT QUALITY AND KEEPING EACH FUND WITHIN ITS STATED MATURITY RANGE, WHILE SEEKING TO EXCEED, WITH REASONABLE CONSISTENCY OVER THE LONG TERM, AVERAGE RETURNS ACHIEVED BY COMPARABLE FUNDS.
--------------------------------------------------------------------------------
target for the federal funds rate twice--by a total of 100 basis points, or 1 percentage point. Those rate reductions followed seven cuts (for a total of 300 basis points) earlier in the year, and were followed by a cut of 50 basis points a week after the fiscal period ended. On October 31, the federal funds rate stood at 2.5%, just above the 2.1% inflation rate recorded over the past 12 months.

MUNICIPAL BONDS SHINE
The financial strength of many state and local governments weakened during the fiscal year. Tax receipts declined as the economy slowed. And the initial costs of increased security, which fell in large measure on local authorities, put an added strain on already tightening budgets. As a result of these declining revenues and rising expenses for issuers, we may begin to see some declines in the credit quality of muni bonds together with an increase in the number of new issues. There was about two-thirds less issuance in fiscal 2001 than there had been the prior year, although the supply of munis did increase during the period. Supply rose because issuers took advantage of lower interest rates to call in higher-coupon bonds and replace them with less costly ones.
     During the 12 months ended October 31, municipal bonds recorded terrific absolute returns but underperformed Treasury bonds. As shown in the adjacent table, yields on municipal bonds declined across the maturity spectrum, pushing prices higher.

--------------------------------------------------------------------------------
YIELDS ON MUNICIPAL BONDS
                                                                          CHANGE
MATURITY          OCTOBER 31, 2001       OCTOBER 31, 2000         (BASIS POINTS)
--------------------------------------------------------------------------------
2-year                       2.23%                  4.35%                    212
5-year                       3.13                   4.48                     135
10-year                      3.88                   4.71                      83
30-year                      4.93                   5.52                      59
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     Treasury bonds delivered banner results during the fiscal year, as yields fell dramatically because of the Fed's interest rate cuts and a "flight to quality" by worried investors. The biggest declines occurred at the short end of the maturity spectrum. For example, the yield on the 2-year Treasury note declined 349 basis points to 2.42% at the end of the fiscal year. The yield on 30-year Treasury bonds, in contrast, fell 92 basis points to 4.87%. A significant portion of that decline came on October 31, when the U.S. Treasury announced that it would no longer sell the 30-year bond.
     Yields on municipal securities fell less than those on Treasuries, so munis became increasingly attractive to investors with taxable accounts. Two-year municipal bonds, which provided about 74% of a comparable Treasury yield at the end of fiscal 2000, offered 92% of the Treasury yield at the end of fiscal 2001. And 30-year municipal bonds offered higher yields than 30-year Treasuries, meaning that investors subject to any level of federal income tax would derive more after-tax income from munis than from Treasuries.

TROUBLE IN CALIFORNIA
California was the source of much municipal news during the fiscal year. The state suffered from both the implosion in the technology sector and a power crisis. Two of the major investor-owned utilities continued to wrestle with the deregulation. One of them, Pacific Gas and Electric, filed for bankruptcy protection.
     Spot-market power prices spiked. In an effort to prevent rolling blackouts and to bolster the electric power supply, the state dipped into cash reserves and purchased power. Relatively cool temperatures alleviated the crisis, but the state's power purchases and the consequent drain on the general fund have not been reimbursed. A plan to issue bonds was indefinitely postponed.
     Both Standard & Poor's and Moody's Investors Service lowered the state's credit ratings. With the situation unsettled, the Vanguard Municipal Bond Funds are underweighted in California credits.

OUR INVESTMENT APPROACH
In investing your money, we try to take prudent risks that are consistent with the funds' policies. Our low operating expenses have enabled us to consistently deliver above-average tax-exempt dividends. Together, sound decision-making and low costs have proved to be a winning combination, helping us to outpace the majority of our peer funds over time. We expect that our approach will serve you equally well in the future.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Reid O. Smith, Principal Vanguard Fixed Income Group

November 16, 2001

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR TAX-EXEMPT MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 18.

----------------------------------------
FINANCIAL ATTRIBUTES

Yield                               2.1%
Average Maturity                 49 days
Average Quality                    MIG-1
Expense Ratio                      0.18%
----------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

MIG-1/SP-1                         68.9%
A-1/P-1                            27.8
AAA/AA                              3.2
A                                   0.1
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              18.1%
Illinois                            9.4
Colorado                            6.1
Michigan                            5.4
Georgia                             5.4
Pennsylvania                        5.2
Florida                             4.5
California                          2.7
Tennessee                           2.6
Missouri                            2.4
----------------------------------------
Top Ten                            61.8%
----------------------------------------

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR SHORT-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 18.

--------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                  LEHMAN
                         FUND    BEST FIT*       INDEX**
--------------------------------------------------------
Number of Issues          272        5,415        41,526
Yield
  Investor Shares        2.5%         2.7%          4.1%
  Admiral Shares         2.6%         2.7%          4.1%
Yield to Maturity        2.5%           --            --
Average Coupon           4.6%         5.4%          5.4%
Average Maturity     424 days    3.0 years    13.9 years
Average Quality           AA+          AA+           AA+
Average Duration    1.1 years    2.6 years     7.8 years
Expense Ratio
  Investor Shares       0.19%           --            --
  Admiral Shares       0.13%+           --            --
Cash Investments         0.0%           --            --
--------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

AAA                                50.1%
AA                                 43.2
A                                   2.3
BBB                                 3.9
BB                                  0.5
B                                   0.0
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
DISTRIBUTION BY MATURITY
  (% of portfolio)

Under 1 Year                       56.9%
1-3 Years                          31.5
3-5 Years                          11.6
Over 5 Years                        0.0
----------------------------------------
Total                             100.0%
----------------------------------------

------------------------------------------------------
VOLATILITY MEASURES
                            BEST                LEHMAN
                    FUND    FIT*       FUND    INDEX**
------------------------------------------------------
R-Squared           0.88    1.00       0.57       1.00
Beta                0.42    1.00       0.15       1.00
------------------------------------------------------

----------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                      HIGH
AVERAGE MATURITY                   SHORT
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              17.7%
New York                            7.1
Ohio                                6.7
Pennsylvania                        6.3
Alaska                              4.9
Massachusetts                       4.9
Illinois                            3.9
Nevada                              3.8
Florida                             3.8
New Jersey                          3.0
----------------------------------------
Top Ten                            62.1%
----------------------------------------


 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR LIMITED-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 18.

--------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  LEHMAN
                         FUND    BEST FIT*       INDEX**
--------------------------------------------------------
Number of Issues          451        5,415        41,526
Yield
  Investor Shares        3.2%         2.7%          4.1%
  Admiral Shares         3.2%         2.7%          4.1%
Yield to Maturity        3.2%           --            --
Average Coupon           4.6%         5.4%          5.4%
Average Maturity    3.2 years    3.0 years    13.9 years
Average Quality           AA+          AA+           AA+
Average Duration    2.8 years    2.6 years     7.8 years
Expense Ratio
  Investor Shares       0.19%           --            --
  Admiral Shares       0.13%+           --            --
Cash Investments         0.0%           --            --
--------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

AAA                                53.5%
AA                                 30.3
A                                   6.8
BBB                                 7.9
BB                                  1.0
B                                   0.5
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
DISTRIBUTION BY MATURITY
  (% of portfolio)

Under 1 Year                       14.8%
1-3 Years                          36.2
3-5 Years                          23.1
Over 5 Years                       25.9
----------------------------------------
Total                             100.0%
----------------------------------------

------------------------------------------------------
VOLATILITY MEASURES

                           BEST                 LEHMAN
                   FUND    FIT*       FUND     INDEX**
------------------------------------------------------
R-Squared          0.94    1.00       0.80        1.00
Beta               1.04    1.00       0.41        1.00
------------------------------------------------------

----------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                      HIGH
AMERAGE MATURITY                   SHORT
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              14.6%
Illinois                            6.7
New York                            6.6
Ohio                                5.4
Colorado                            5.2
Georgia                             5.1
Michigan                            4.8
Pennsylvania                        4.3
Hawaii                              4.1
Florida                             3.8
----------------------------------------
Top Ten                            60.6%
----------------------------------------

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR INTERMEDIATE-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 18.

--------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  LEHMAN
                         FUND    BEST FIT*       INDEX**
--------------------------------------------------------
Number of Issues        1,109        4,360        41,526
Yield
  Investor Shares        3.6%         3.7%          4.1%
  Admiral Shares         3.7%         3.7%          4.1%
Yield to Maturity        3.9%           --            --
Average Coupon           5.3%         5.3%          5.4%
Average Maturity    6.1 years    7.0 years    13.9 years
Average Quality           AA+          AA+           AA+
Average Duration    4.9 years    5.2 years     7.8 years
Expense Ratio
  Investor Shares       0.19%           --            --
  Admiral Shares       0.14%+           --            --
Cash Investments         0.0%           --            --
--------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

AAA                                64.0%
AA                                 25.7
A                                   2.8
BBB                                 5.4
BB                                  1.5
B                                   0.6
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
DISTRIBUTION BY MATURITY
  (% of portfolio)

Under 1 Year                       10.9%
1-5 Years                          23.5
5-10 Years                         56.5
10-20 Years                         9.1
20-30 Years                         0.0
Over 30 Years                       0.0
----------------------------------------
Total                             100.0%
----------------------------------------

------------------------------------------------------
VOLATILITY MEASURES

                         BEST                   LEHMAN
                 FUND    FIT*       FUND       INDEX**
------------------------------------------------------
R-Squared        0.95    1.00       0.95          1.00
Beta             1.01    1.00       0.83          1.00
------------------------------------------------------

----------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                      HIGH
AVERAGE MATURITY                  MEDIUM
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              12.6%
New York                           10.6
Massachusetts                       7.2
New Jersey                          7.0
California                          7.0
Pennsylvania                        4.6
Georgia                             4.2
Hawaii                              3.7
Florida                             3.7
Colorado                            3.6
----------------------------------------
Top Ten                            64.2%
----------------------------------------


 *Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR INSURED LONG-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 18.

--------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  LEHMAN
                         FUND    BEST FIT*       INDEX**
--------------------------------------------------------
Number of Issues          284        7,944        41,526
Yield
  Investor Shares        4.1%         4.0%          4.1%
  Admiral Shares         4.1%         4.0%          4.1%
Yield to Maturity        4.2%           --            --
Average Coupon           4.5%         5.4%          5.4%
Average Maturity    9.3 years   10.0 years    13.9 years
Average Quality           AAA          AA+           AA+
Average Duration    6.9 years    6.6 years     7.8 years
Expense Ratio
  Investor Shares       0.19%           --            --
  Admiral Shares       0.14%+           --            --
Cash Investments         0.0%           --            --
--------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

AAA                                92.8%
AA                                  7.2
A                                   0.0
BBB                                 0.0
BB                                  0.0
B                                   0.0
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
DISTRIBUTION BY MATURITY
  (% of portfolio)

Under 1 Year                        6.9%
1-5 Years                          10.8
5-10 Years                         44.4
10-20 Years                        27.5
20-30 Years                         8.6
Over 30 Years                       1.8
----------------------------------------
Total                             100.0%
----------------------------------------

--------------------------------------------------------
VOLATILITY MEASURES

                           BEST                   LEHMAN
                  FUND     FIT*       FUND       INDEX**
--------------------------------------------------------
R-Squared         0.93     1.00       0.98          1.00
Beta              1.17     1.00       1.21          1.00
--------------------------------------------------------

----------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                      HIGH
AVERAGE MATURITY                    LONG
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              10.2%
Illinois                            8.6
New Jersey                          8.0
Colorado                            6.8
New York                            6.3
Florida                             6.0
California                          5.4
Pennsylvania                        5.1
Massachusetts                       4.6
Nebraska                            3.8
----------------------------------------
Top Ten                            64.8%
----------------------------------------

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR LONG-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 18.

--------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  LEHMAN
                         FUND    BEST FIT*       INDEX**
--------------------------------------------------------
Number of Issues          249        7,944        41,526
Yield
  Investor Shares        4.3%         4.0%          4.1%
  Admiral Shares         4.3%         4.0%          4.1%
Yield to Maturity        4.5%           --            --
Average Coupon           4.8%         5.4%          5.4%
Average Maturity   10.2 years   10.0 years    13.9 years
Average Quality           AA+          AA+           AA+
Average Duration    7.3 years    6.6 years     7.8 years
Expense Ratio
  Investor Shares       0.19%           --            --
  Admiral Shares       0.13%+           --            --
Cash Investments         0.0%           --            --
--------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

AAA                                61.5%
AA                                 27.4
A                                   4.2
BBB                                 5.5
BB                                  0.8
B                                   0.6
Not Rated                           0.0
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
DISTRIBUTION BY MATURITY
  (% of portfolio)

Under 1 Year                        9.3%
1-5 Years                           6.4
5-10 Years                         47.8
10-20 Years                        29.6
20-30 Years                         5.5
Over 30 Years                       1.4
----------------------------------------
Total                             100.0%
----------------------------------------

--------------------------------------------------------
VOLATILITY MEASURES

                           BEST                   LEHMAN
                   FUND    FIT*       FUND       INDEX**
--------------------------------------------------------
R-Squared          0.90    1.00       0.98          1.00
Beta               1.17    1.00       1.22          1.00
--------------------------------------------------------

----------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                      HIGH
AVERAGE MATURITY                    LONG
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              17.1%
California                          8.0
Massachusetts                       8.0
New York                            7.7
Illinois                            7.0
Colorado                            5.0
Georgia                             4.6
Michigan                            4.6
Pennsylvania                        4.3
New Jersey                          3.4
----------------------------------------
Top Ten                            69.7%
----------------------------------------

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
  FOR HIGH-YIELD TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged index. Key terms are defined on page 18.

--------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  LEHMAN
                                    FUND          INDEX*
--------------------------------------------------------
Number of Issues                     363          41,526
Yield                               4.8%            4.1%
Yield to Maturity                   5.0%              --
Average Coupon                      5.0%            5.4%
Average Maturity               9.5 years      13.9 years
Average Quality                       A+             AA+
Average Duration               6.5 years       7.8 years
Expense Ratio                      0.19%              --
Cash Investments                    0.0%              --
--------------------------------------------------------

----------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of portfolio)

AAA                                33.8%
AA                                 18.4
A                                   9.4
BBB                                21.9
BB                                  6.6
B                                   1.4
Not Rated                           8.5
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
DISTRIBUTION BY MATURITY
  (% of portfolio)

Under 1 Year                        3.1%
1-5 Years                          19.0
5-10 Years                         41.1
10-20 Years                        25.1
20-30 Years                         9.7
Over 30 Years                       2.0
----------------------------------------
Total                             100.0%
----------------------------------------

----------------------------------------
VOLATILITY MEASURES
                                  LEHMAN
                         FUND     INDEX*
----------------------------------------
R-Squared                0.94       1.00
Beta                     1.06       1.00
----------------------------------------

----------------------------------------
LARGEST STATE CONCENTRATIONS
  (% of total net assets)

Texas                              10.2%
New York                            9.1
California                          8.4
Pennsylvania                        7.5
Massachusetts                       6.1
New Jersey                          5.6
Colorado                            4.9
Illinois                            3.9
Virginia                            3.5
Ohio                                2.8
----------------------------------------
Top Ten                            62.0%
----------------------------------------

----------------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY                    MEDIUM
AVERAGE MATURITY                    LONG
----------------------------------------

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

*Lehman Municipal Bond Index.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Largest State Concentrations. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR TAX-EXEMPT MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $17,000]

Initial investment of $10,000

                      TAX-EXEMPT MONEY        AVERAGE TAX-EXEMPT
  QUARTER ENDED            MARKET FUND         MONEY MARKET FUND
         199110                  10000                     10000
         199201                  10099                     10089
         199204                  10180                     10160
         199207                  10257                     10227
         199210                  10327                     10283
         199301                  10394                     10343
         199304                  10455                     10389
         199307                  10517                     10437
         199310                  10582                     10487
         199401                  10643                     10541
         199404                  10702                     10586
         199407                  10769                     10643
         199410                  10850                     10709
         199501                  10947                     10797
         199504                  11048                     10884
         199507                  11153                     10975
         199510                  11255                     11061
         199601                  11357                     11154
         199604                  11448                     11231
         199607                  11543                     11311
         199610                  11641                     11392
         199701                  11741                     11480
         199704                  11837                     11560
         199707                  11944                     11651
         199710                  12049                     11738
         199801                  12156                     11835
         199804                  12255                     11918
         199807                  12362                     12008
         199810                  12463                     12090
         199901                  12559                     12176
         199904                  12645                     12246
         199907                  12744                     12325
         199910                  12846                     12405
         200001                  12960                     12503
         200004                  13076                     12603
         200007                  13212                     12717
         200010                  13349                     12828
         200101                  13478                     12942
         200104                  13593                     13039
         200107                  13694                     13115
         200110                  13770                     13166


                           AVERAGE ANNUAL TOTAL RETURNS
                          PERIODS ENDED OCTOBER 31, 2001
                          ------------------------------             FINAL VALUE
                                ONE      FIVE      TEN              OF A $10,000
                               YEAR     YEARS    YEARS                INVESTMENT
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund   3.15%     3.41%    3.25%                  $13,770
Average Tax-Exempt Money
  Market Fund*                 2.64      2.94     2.79                    13,166
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

               TAX-EXEMPT              AVERAGE
            MONEY MARKET FUND            FUND*

FISCAL            TOTAL                  TOTAL
YEAR             RETURN                 RETURN
----------------------------------------------
1992               3.3%                   2.8%
1993               2.5                    2.0
1994               2.5                    2.1
1995               3.7                    3.3
1996               3.4                    3.0
1997               3.5                    3.0
1998               3.4                    3.0
1999               3.1                    2.6
2000               3.9                    3.4
2001               3.2                    2.6
----------------------------------------------
SEC 7-Day Annualized Yield (10/31/2001): 2.05%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                             ONE   FIVE  -----------------------
                          INCEPTION DATE    YEAR  YEARS  CAPITAL   INCOME  TOTAL
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund   6/10/1980   3.34%  3.44%    0.00%    3.27%  3.27%
--------------------------------------------------------------------------------


*Average Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 32 for dividend information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR SHORT-TERM TAX-EXEMPT FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate. An investor's shares, when redeemed, could be worth more or less than their original cost.

------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $24,000]

Initial investment of $10,000

                SHORT-TERM TAX-EXEMPT  AVERAGE ADJUSTED SHORT         LEHMAN 3 YEAR   LEHMAN MUNICIPAL
QUARTER ENDED    FUND INVESTOR SHARES     MUNICIPAL DEBT FUND  MUNICIPAL BOND INDEX         BOND INDEX
       199110                   10000                   10000                 10000              10000
       199201                   10202                   10213                 10305              10266
       199204                   10270                   10282                 10362              10365
       199207                   10488                   10536                 10782              10983
       199210                   10534                   10580                 10778              10839
       199301                   10690                   10742                 11001              11275
       199304                   10803                   10863                 11205              11676
       199307                   10854                   10922                 11313              11953
       199310                   10972                   11034                 11492              12365
       199401                   11092                   11216                 11692              12657
       199404                   11065                   11124                 11511              11928
       199407                   11161                   11220                 11664              12181
       199410                   11214                   11237                 11649              11830
       199501                   11308                   11365                 11775              12211
       199504                   11491                   11528                 12047              12726
       199507                   11681                   11732                 12391              13141
       199510                   11805                   11847                 12581              13586
       199601                   11970                   12070                 12813              14049
       199604                   12006                   12051                 12801              13738
       199607                   12131                   12162                 12961              14009
       199610                   12264                   12289                 13148              14361
       199701                   12379                   12489                 13335              14588
       199704                   12457                   12518                 13390              14648
       199707                   12642                   12698                 13740              15445
       199710                   12760                   12800                 13870              15580
       199801                   12909                   13031                 14097              16063
       199804                   12991                   13065                 14132              16011
       199807                   13146                   13194                 14362              16370
       199810                   13332                   13377                 14662              16829
       199901                   13464                   13590                 14868              17131
       199904                   13533                   13617                 14945              17124
       199907                   13598                   13640                 14907              16841
       199910                   13690                   13743                 14980              16532
       200001                   13778                   13836                 15051              16509
       200004                   13904                   13910                 15179              16966
       200007                   14105                   14076                 15512              17567
       200010                   14270                   14312                 15718              17938
       200101                   14560                   14677                 16203              18702
       200104                   14698                   14717                 16357              18726
       200107                   14895                   14877                 16715              19338
       200110                   15083                   15094                 17079              19824

                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   ------------------------------    FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund Investor
  Shares                              5.70%       4.22%     4.20%        $15,083
Average Adjusted Short Municipal
  Debt Fund*                          5.46        4.20      4.20          15,094
Lehman 3 Year Municipal Bond Index    8.66        5.37      5.50          17,079
Lehman Municipal Bond Index          10.51        6.66      7.08          19,824
--------------------------------------------------------------------------------

                                            TOTAL RETURNS       FINAL VALUE OF A
                       FEBRUARY 12, 2001-OCTOBER 31, 2001    $250,000 INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund Admiral Shares           3.42%               $258,548
Lehman 3 Year Municipal Bond Index                  4.90                 262,245
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

                       SHORT-TERM TAX-EXEMPT FUND
                             INVESTOR SHARES                           LEHMAN**

FISCAL       CAPITAL              INCOME               TOTAL              TOTAL
YEAR          RETURN              RETURN              RETURN             RETURN
--------------------------------------------------------------------------------
1992            0.8%                4.5%                5.3%               7.8%
1993            0.3                 3.9                 4.2                6.6
1994           -1.3                 3.5                 2.2                1.4
1995            1.2                 4.1                 5.3                8.0
1996           -0.1                 4.0                 3.9                4.5
1997            0.0                 4.0                 4.0                5.5
1998            0.5                 4.0                 4.5                5.7
1999           -1.0                 3.7                 2.7                2.2
2000            0.1                 4.1                 4.2                4.9
2001            1.5                 4.2                 5.7                8.7
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Short-Term Tax-Exempt
  Fund Investor Shares      9/1/1977    5.82%   4.27%     0.21%    4.00%   4.21%
Short-Term Tax-Exempt
  Fund Admiral Shares      2/12/2001    3.10+      --        --       --      --
--------------------------------------------------------------------------------

 *Derived from data provided by Lipper Inc; adjusted to exclude funds with a dollar-weighted average maturity greater than two years as of September 30, 2001.
**Lehman 3 Year Municipal Bond Index.
 +Since inception.
Note: See Financial Highlights table on page 33 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR LIMITED-TERM TAX-EXEMPT FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $24,000]

Initial investment of $10,000

              LIMITED-TERM TAX-EXEMPT     AVERAGE 1-5 YEAR            LEHMAN 3 YEAR   LEHMAN MUNICIPAL
QUARTER ENDED    FUND INVESTOR SHARES       MUNICIPAL FUND     MUNICIPAL BOND INDEX         BOND INDEX
       199110                   10000                10000                    10000              10000
       199201                   10262                10222                    10305              10266
       199204                   10312                10332                    10362              10365
       199207                   10679                10663                    10782              10983
       199210                   10696                10653                    10778              10839
       199301                   10953                10917                    11001              11275
       199304                   11136                11145                    11205              11676
       199307                   11227                11229                    11313              11953
       199310                   11443                11443                    11492              12365
       199401                   11629                11576                    11692              12657
       199404                   11462                11416                    11511              11928
       199407                   11595                11510                    11664              12181
       199410                   11567                11500                    11649              11830
       199501                   11676                11571                    11775              12211
       199504                   11964                11848                    12047              12726
       199507                   12239                12072                    12391              13141
       199510                   12404                12230                    12581              13586
       199601                   12650                12412                    12813              14049
       199604                   12602                12438                    12801              13738
       199607                   12757                12545                    12961              14009
       199610                   12947                12699                    13148              14361
       199701                   13106                12820                    13335              14588
       199704                   13128                12936                    13390              14648
       199707                   13476                13212                    13740              15445
       199710                   13599                13317                    13870              15580
       199801                   13823                13487                    14097              16063
       199804                   13838                13587                    14132              16011
       199807                   14067                13738                    14362              16370
       199810                   14336                13973                    14662              16829
       199901                   14557                14108                    14868              17131
       199904                   14600                14239                    14945              17124
       199907                   14566                14142                    14907              16841
       199910                   14599                14138                    14980              16532
       200001                   14649                14134                    15051              16509
       200004                   14783                14353                    15179              16966
       200007                   15122                14583                    15512              17567
       200010                   15335                14757                    15718              17938
       200101                   15799                15094                    16203              18702
       200104                   15910                15286                    16357              18726
       200107                   16263                15534                    16715              19338
       200110                   16544                15775                    17079              19824

                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   ------------------------------    FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Investor Shares                     7.89%       5.02%     5.16%        $16,544
Average 1-5 Year Municipal Fund*      6.90        4.43      4.66          15,775
Lehman 3 Year Municipal Bond Index    8.66        5.37      5.50          17,079
Lehman Municipal Bond Index          10.51        6.66      7.08          19,824
--------------------------------------------------------------------------------

                                            TOTAL RETURNS       FINAL VALUE OF A
                       FEBRUARY 12, 2001-OCTOBER 31, 2001    $250,000 INVESTMENT
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund Admiral Shares         4.31%               $260,787
Lehman 3 Year Municipal Bond Index                  4.90                 262,245
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

                       LIMITED-TERM TAX-EXEMPT FUND
                             INVESTOR SHARES                           LEHMAN**

FISCAL       CAPITAL              INCOME               TOTAL              TOTAL
YEAR          RETURN              RETURN              RETURN             RETURN
--------------------------------------------------------------------------------
1992            1.7%                5.3%                7.0%               7.8%
1993            2.4                 4.6                 7.0                6.6
1994           -3.1                 4.2                 1.1                1.4
1995            2.5                 4.7                 7.2                8.0
1996           -0.2                 4.6                 4.4                4.5
1997            0.5                 4.5                 5.0                5.5
1998            1.0                 4.4                 5.4                5.7
1999           -2.4                 4.2                 1.8                2.2
2000            0.5                 4.5                 5.0                4.9
2001            3.3                 4.6                 7.9                8.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt
  Fund Investor Shares      8/31/1987   8.01%   5.11%     0.59%    4.58%   5.17%
Limited-Term Tax-Exempt
  Fund Admiral Shares       2/12/2001   3.84+      --        --       --      --
--------------------------------------------------------------------------------


 *Derived from data provided by Lipper Inc.
**Lehman 3 Year Municipal Bond Index.
 +Since inception.
Note: See Financial Highlights table on page 34 for dividend information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR INTERMEDIATE-TERM TAX-EXEMPT FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $24,000]

Initial investment of $10,000

                        INTERMEDIATE-
                      TERM TAX-EXEMPT   AVERAGE INTERMEDIATE            LEHMAN 7 YEAR   LEHMAN MUNICIPAL
QUARTER ENDED    FUND INVESTOR SHARES         MUNICIPAL FUND     MUNICIPAL BOND INDEX         BOND INDEX
       199110                   10000                  10000                    10000              10000
       199201                   10215                  10248                    10270              10266
       199204                   10315                  10320                    10329              10365
       199207                   10974                  10869                    10917              10983
       199210                   10724                  10732                    10820              10839
       199301                   11247                  11139                    11233              11275
       199304                   11625                  11452                    11496              11676
       199307                   11833                  11649                    11742              11953
       199310                   12256                  12036                    12114              12365
       199401                   12518                  12278                    12357              12657
       199404                   12076                  11751                    11853              11928
       199407                   12301                  11926                    12059              12181
       199410                   12076                  11736                    11885              11830
       199501                   12403                  11953                    12112              12211
       199504                   12814                  12366                    12546              12726
       199507                   13214                  12694                    13031              13141
       199510                   13538                  13017                    13350              13586
       199601                   13937                  13339                    13703              14049
       199604                   13712                  13151                    13497              13738
       199607                   13933                  13315                    13692              14009
       199610                   14197                  13582                    13971              14361
       199701                   14405                  13749                    14214              14588
       199704                   14441                  13805                    14219              14648
       199707                   15040                  14372                    14871              15445
       199710                   15128                  14481                    15009              15580
       199801                   15515                  14825                    15410              16063
       199804                   15446                  14789                    15333              16011
       199807                   15769                  15033                    15653              16370
       199810                   16154                  15426                    16118              16829
       199901                   16479                  15669                    16436              17131
       199904                   16441                  15651                    16374              17124
       199907                   16212                  15371                    16165              16841
       199910                   16088                  15200                    16120              16532
       200001                   16115                  15169                    16137              16509
       200004                   16421                  15468                    16370              16966
       200007                   16957                  15857                    16907              17567
       200010                   17260                  16143                    17220              17938
       200101                   17928                  16725                    17944              18702
       200104                   17950                  16766                    17936              18726
       200107                   18496                  17213                    18455              19338
       200110                   18876                  17633                    18918              19824

                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   ------------------------------    FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Investor Shares                     9.36%       5.86%     6.56%        $18,876
Average Intermediate Municipal Fund*  9.23        5.36      5.84          17,633
Lehman 7 Year Municipal Bond Index    9.86        6.25      6.58          18,918
Lehman Municipal Bond Index          10.51        6.66      7.08          19,824
--------------------------------------------------------------------------------

                                            TOTAL RETURNS       FINAL VALUE OF A
                       FEBRUARY 12, 2001-OCTOBER 31, 2001    $250,000 INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Admiral Shares                                    4.77%               $261,913
Lehman 7 Year Municipal Bond Index                  5.00                 262,492
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

                     INTERMEDIATE-TERM TAX-EXEMPT FUND
                             INVESTOR SHARES                           LEHMAN**

FISCAL       CAPITAL              INCOME               TOTAL              TOTAL
YEAR          RETURN              RETURN              RETURN             RETURN
--------------------------------------------------------------------------------
1992            1.2%                6.0%                7.2%               8.2%
1993            8.4                 5.9                14.3               12.0
1994           -6.5                 5.0                -1.5               -1.9
1995            6.3                 5.8                12.1               12.3
1996           -0.3                 5.2                 4.9                4.7
1997            1.3                 5.3                 6.6                7.4
1998            1.7                 5.1                 6.8                7.4
1999           -5.2                 4.8                -0.4                0.0
2000            2.0                 5.3                 7.3                6.8
2001            4.3                 5.1                 9.4                9.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt
  Fund Investor Shares      9/1/1977    9.42%   5.92%     1.23%    5.34%   6.57%
Intermediate-Term Tax-Exempt
  Fund Admiral Shares      2/12/2001    3.90+      --        --       --      --
--------------------------------------------------------------------------------


 *Derived from data provided by Lipper Inc.
**Lehman 7 Year Municipal Bond Index.
 +Since inception.
Note: See Financial Highlights table on page 35 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR INSURED LONG-TERM TAX-EXEMPT FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $24,000]

Initial investment of $10,000

                        INSURED LONG-
                      TERM TAX-EXEMPT        AVERAGE INSURED           LEHMAN 10 YEAR   LEHMAN MUNICIPAL
QUARTER ENDED    FUND INVESTOR SHARES        MUNICIPAL FUND*     MUNICIPAL BOND INDEX         BOND INDEX
       199110                   10000                  10000                    10000              10000
       199201                   10223                  10252                    10252              10266
       199204                   10319                  10337                    10318              10365
       199207                   11148                  11036                    10968              10983
       199210                   10674                  10713                    10817              10839
       199301                   11321                  11245                    11332              11275
       199304                   11817                  11665                    11685              11676
       199307                   11994                  11903                    11987              11953
       199310                   12499                  12311                    12406              12365
       199401                   12805                  12595                    12720              12657
       199404                   11973                  11755                    12030              11928
       199407                   12310                  12003                    12299              12181
       199410                   11802                  11536                    12003              11830
       199501                   12387                  11989                    12298              12211
       199504                   12886                  12496                    12833              12726
       199507                   13240                  12783                    13351              13141
       199510                   13680                  13225                    13776              13586
       199601                   14272                  13740                    14189              14049
       199604                   13835                  13294                    13904              13738
       199607                   14156                  13557                    14132              14009
       199610                   14539                  13883                    14457              14361
       199701                   14718                  14023                    14742              14588
       199704                   14773                  14058                    14788              14648
       199707                   15605                  14850                    15590              15445
       199710                   15640                  14908                    15718              15580
       199801                   16167                  15378                    16218              16063
       199804                   16026                  15247                    16115              16011
       199807                   16422                  15573                    16477              16370
       199810                   16873                  15980                    17020              16829
       199901                   17224                  16231                    17387              17131
       199904                   17208                  16170                    17265              17124
       199907                   16827                  15758                    16940              16841
       199910                   16411                  15273                    16815              16532
       200001                   16386                  15201                    16843              16509
       200004                   16986                  15665                    17215              16966
       200007                   17631                  16182                    17823              17567
       200010                   17999                  16497                    18201              17938
       200101                   18907                  17239                    18973              18702
       200104                   18837                  17144                    18927              18726
       200107                   19507                  17707                    19512              19338
       200110                   19978                  18141                    20062              19824

                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   ------------------------------    FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Investor Shares                    10.99%       6.56%     7.17%        $19,978
Average Insured Municipal Fund*       9.97        5.50      6.14          18,141
Lehman 10 Year Municipal Bond Index  10.23        6.77      7.21          20,062
Lehman Municipal Bond Index          10.51        6.66      7.08          19,824
--------------------------------------------------------------------------------

                                            TOTAL RETURNS       FINAL VALUE OF A
                       FEBRUARY 12, 2001-OCTOBER 31, 2001    $250,000 INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Admiral Shares                                    5.11%               $262,769
Lehman 10 Year Municipal Bond Index                 5.21                 263,029
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

                     INTERMEDIATE-TERM TAX-EXEMPT FUND
                             INVESTOR SHARES                           LEHMAN**

FISCAL       CAPITAL              INCOME               TOTAL              TOTAL
YEAR          RETURN              RETURN              RETURN             RETURN
--------------------------------------------------------------------------------
1992            0.2%                 6.5%               6.7%               8.2%
1993           10.7                  6.4               17.1               14.7
1994          -10.8                  5.2               -5.6               -3.2
1995            9.5                  6.4               15.9               14.8
1996            0.7                  5.6                6.3                5.0
1997            1.9                  5.7                7.6                8.7
1998            2.4                  5.5                7.9                8.3
1999           -7.7                  5.0               -2.7               -1.2
2000            3.8                  5.9                9.7                8.2
2001            5.6                  5.4               11.0               10.2
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Investor Shares          9/30/1984   11.08%   6.56%     1.41%    5.76%   7.17%
Insured Long-Term Tax-Exempt Fund
  Admiral Shares           2/12/2001    3.86+      --        --       --      --


 *Derived from data provided by Lipper Inc.
**Lehman 10 Year Municipal Bond Index.
 +Since inception.
Note: See Financial Highlights table on page 36 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR LONG-TERM TAX-EXEMPT FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $24,000]

Initial investment of $10,000

                 LONG-TERM TAX-EXEMPT        AVERAGE GENERAL           LEHMAN 10 YEAR   LEHMAN MUNICIPAL
QUARTER ENDED    FUND INVESTOR SHARES        MUNICIPAL FUND*     MUNICIPAL BOND INDEX         BOND INDEX
       199110                   10000                  10000                    10000              10000
       199201                   10255                  10240                    10252              10266
       199204                   10365                  10353                    10318              10365
       199207                   11216                  11057                    10968              10983
       199210                   10755                  10735                    10817              10839
       199301                   11381                  11262                    11332              11275
       199304                   11924                  11687                    11685              11676
       199307                   12081                  11949                    11987              11953
       199310                   12577                  12394                    12406              12365
       199401                   12865                  12650                    12720              12657
       199404                   12080                  11814                    12030              11928
       199407                   12405                  12046                    12299              12181
       199410                   11884                  11667                    12003              11830
       199501                   12433                  12041                    12298              12211
       199504                   12943                  12507                    12833              12726
       199507                   13352                  12823                    13351              13141
       199510                   13783                  13269                    13776              13586
       199601                   14385                  13731                    14189              14049
       199604                   14001                  13343                    13904              13738
       199607                   14340                  13579                    14132              14009
       199610                   14708                  13947                    14457              14361
       199701                   14899                  14114                    14742              14588
       199704                   14988                  14160                    14788              14648
       199707                   15836                  14948                    15590              15445
       199710                   15918                  15080                    15718              15580
       199801                   16455                  15542                    16218              16063
       199804                   16340                  15438                    16115              16011
       199807                   16733                  15749                    16477              16370
       199810                   17157                  16153                    17020              16829
       199901                   17475                  16395                    17387              17131
       199904                   17456                  16330                    17265              17124
       199907                   17069                  15932                    16940              16841
       199910                   16564                  15478                    16815              16532
       200001                   16506                  15340                    16843              16509
       200004                   17141                  15790                    17215              16966
       200007                   17761                  16278                    17823              17567
       200010                   18150                  16617                    18201              17938
       200101                   19073                  17254                    18973              18702
       200104                   18998                  17231                    18927              18726
       200107                   19767                  17813                    19512              19338
       200110                   20242                  18218                    20062              19824

                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   ------------------------------    FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund Investor
  Shares                             11.52%       6.60%     7.31%        $20,242
Average General Municipal Fund*       9.63        5.49      6.18          18,218
Lehman 10 Year Municipal Bond Index  10.23        6.77      7.21          20,062
Lehman Municipal Bond Index          10.51        6.66      7.08          19,824
--------------------------------------------------------------------------------

                                            TOTAL RETURNS       FINAL VALUE OF A
                       FEBRUARY 12, 2001-OCTOBER 31, 2001    $250,000 INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund Admiral Shares            5.51%               $263,783
Lehman 10 Year Municipal Bond Index                 5.21                 263,029
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

                        LONG-TERM TAX-EXEMPT FUND
                             INVESTOR SHARES                           LEHMAN**

FISCAL       CAPITAL              INCOME               TOTAL              TOTAL
YEAR          RETURN              RETURN              RETURN             RETURN
--------------------------------------------------------------------------------
1992            0.8%                6.7%                7.5%                8.2%
1993           10.5                 6.4                16.9                14.7
1994          -10.7                 5.2                -5.5                -3.2
1995            9.5                 6.5                16.0                14.8
1996            1.1                 5.6                 6.7                 5.0
1997            2.6                 5.6                 8.2                 8.7
1998            2.4                 5.4                 7.8                 8.3
1999           -8.3                 4.8                -3.5                -1.2
2000            3.8                 5.8                 9.6                 8.2
2001            6.1                 5.4                11.5                10.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Long-Term Tax-Exempt
  Fund Investor Shares      9/1/1977   11.62%   6.57%     1.53%    5.77%   7.30%
Long-Term Tax-Exempt
  Fund Admiral Shares      2/12/2001    4.25+      --        --       --      --
--------------------------------------------------------------------------------


 *Derived from data provided by Lipper Inc.
**Lehman 10 Year Municipal Bond Index.
 +Since inception.
Note: See Financial Highlights table on page 37 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
  FOR HIGH-YIELD TAX-EXEMPT FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE October 31, 1991-October 31, 2001

[MOUNTAIN CHART APPEARS HERE-SCALE $10,000 TO $24,000]

Initial investment of $10,000

                           HIGH-YIELD      AVERAGE HIGH YIELD   LEHMAN MUNICIPAL
QUARTER ENDED         TAX-EXEMPT FUND         MUNICIPAL FUND*         BOND INDEX
       199110                   10000                   10000              10000
       199201                   10235                   10227              10266
       199204                   10372                   10399              10365
       199207                   11212                   10995              10983
       199210                   10770                   10751              10839
       199301                   11401                   11237              11275
       199304                   11920                   11615              11676
       199307                   12100                   11874              11953
       199310                   12580                   12264              12365
       199401                   12857                   12543              12657
       199404                   12163                   11859              11928
       199407                   12452                   12085              12181
       199410                   11947                   11782              11830
       199501                   12465                   12121              12211
       199504                   12994                   12578              12726
       199507                   13406                   12896              13141
       199510                   13840                   13280              13586
       199601                   14315                   13758              14049
       199604                   13974                   13447              13738
       199607                   14310                   13674              14009
       199610                   14675                   14043              14361
       199701                   14885                   14299              14588
       199704                   14948                   14423              14648
       199707                   15762                   15110              15445
       199710                   15901                   15346              15580
       199801                   16435                   15865              16063
       199804                   16373                   15879              16011
       199807                   16775                   16146              16370
       199810                   17203                   16422              16829
       199901                   17526                   16667              17131
       199904                   17539                   16716              17124
       199907                   17193                   16460              16841
       199910                   16726                   15935              16532
       200001                   16536                   15661              16509
       200004                   17081                   15968              16966
       200007                   17658                   16222              17567
       200010                   18029                   16429              17938
       200101                   18690                   16400              18702
       200104                   18888                   16836              18726
       200107                   19548                   17397              19338
       200110                   19790                   17639              19824

                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   ------------------------------    FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund            9.77%       6.16%     7.06%        $19,790
Average High Yield Municipal Fund*    7.36        4.67      5.84          17,639
Lehman Municipal Bond Index          10.51        6.66      7.08          19,824
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) October 31, 1991-October 31, 2001

                        HIGH-YIELD TAX-EXEMPT FUND
                             INVESTOR SHARES                           LEHMAN**

FISCAL       CAPITAL              INCOME               TOTAL              TOTAL
YEAR          RETURN              RETURN              RETURN             RETURN
--------------------------------------------------------------------------------
1992            0.6%                7.1%                7.7%                8.4%
1993           10.0                 6.8                16.8                14.1
1994          -10.5                 5.5                -5.0                -4.3
1995            9.0                 6.8                15.8                14.8
1996            0.3                 5.7                 6.0                 5.7
1997            2.5                 5.9                 8.4                 8.5
1998            2.6                 5.6                 8.2                 8.0
1999           -7.8                 5.0                -2.8                -1.8
2000            1.8                 6.0                 7.8                 8.5
2001            4.0                 5.8                 9.8                10.5

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE   ------------------------
                      INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
High-Yield Tax-Exempt
  Fund                    12/27/1978   10.01    6.25      1.09%    6.02%   7.11%
--------------------------------------------------------------------------------


 *Derived from data provided by Lipper Inc.
**Lehman Municipal Bond Index.
Note: See Financial Highlights table on page 38 for dividend and capital gains information for the past five years.

FINANCIAL STATEMENTS
  OCTOBER 31, 2001

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds--is included as an insert to this report.

STATEMENT OF OPERATIONS
This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

---------------------------------------------------------------------------------------
                           TAX-EXEMPT      SHORT-TERM    LIMITED-TERM     INTERMEDIATE-
                         MONEY MARKET      TAX-EXEMPT      TAX-EXEMPT   TERM TAX-EXEMPT
                                 FUND            FUND            FUND              FUND
                         --------------------------------------------------------------
                                            YEAR ENDED OCTOBER 31, 2001
                         --------------------------------------------------------------
                                (000)           (000)           (000)             (000)
---------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                   $279,316        $ 90,835        $144,880          $470,588
---------------------------------------------------------------------------------------
Total Income                  279,316          90,835         144,880           470,588
---------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory
      Services                  1,183             222             331             1,071
    Management and
      Administrative--
      Investor Shares          12,982           2,334           3,570            11,917
    Management and
      Administrative--
      Admiral Shares*              --             758           1,070             2,501
    Marketing and
      Distribution--
      Investor Shares           1,513             307             430             1,099
    Marketing and
      Distribution--
      Admiral Shares*              --              42              54               123
  Custodian Fees                   89              24              29                92
  Auditing Fees                     8              12              12                12
  Shareholders' Reports--
    Investor Shares                54              15              22                84
  Shareholders' Reports--
    Admiral Shares*                --              --              --                --
  Trustees' Fees and Expenses      11               3               4                12
---------------------------------------------------------------------------------------
    Total Expenses             15,840           3,717           5,522            16,911
    Expenses Paid Indirectly
      --Note C                    (86)            (69)           (137)             (512)
---------------------------------------------------------------------------------------
    Net Expenses               15,754           3,648           5,385            16,399
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME         263,562          87,187         139,495           454,189
---------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold      120           1,216             (52)           35,279
  Futures Contracts                --              --              58             1,528
---------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)          120           1,216               6            36,807
---------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities            --          32,100         102,315           358,859
  Futures Contracts                --              --          (1,209)           (2,865)
---------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                   --          32,100         101,106           355,994
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS            $263,682        $120,503        $240,607          $846,990
=======================================================================================
*The Tax-Exempt Money Market Fund does not offer Admiral Shares.


---------------------------------------------------------------------------------------
                                    INSURED LONG-TERM       LONG-TERM        HIGH-YIELD
                                           TAX-EXEMPT      TAX-EXEMPT        TAX-EXEMPT
                                                 FUND            FUND              FUND
                                    ---------------------------------------------------
                                                    YEAR ENDED OCTOBER 31, 2001
                                    ---------------------------------------------------
                                                (000)           (000)             (000)
---------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                   $133,115        $ 96,154          $188,282
---------------------------------------------------------------------------------------
    Total Income                              133,115          96,154           188,282
---------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                  297             202               463
    Management and Administrative--
      Investor Shares                           3,385           2,229             5,252
    Management and Administrative--
      Admiral Shares*                             603             516                --
    Marketing and Distribution--
      Investor Shares                             267             193               433
    Marketing and Distribution--
      Admiral Shares*                              30              27                --
  Custodian Fees                                   25              18                33
  Auditing Fees                                    12              12                12
  Shareholders' Reports--Investor Shares           26              17                35
  Shareholders' Reports--Admiral Shares*           --              --                --
  Trustees' Fees and Expenses                       3               2                 4
---------------------------------------------------------------------------------------
    Total Expenses                              4,648           3,216             6,232
    Expenses Paid Indirectly--Note C             (187)            (67)             (120)
---------------------------------------------------------------------------------------
    Net Expenses                                4,461           3,149             6,112
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                         128,654          93,005           182,170
---------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                   23,346          19,788            13,119
  Futures Contracts                            (9,361)          1,823           (10,641)
---------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                       13,985          21,611             2,478
---------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                       126,281          83,193           127,669
  Futures Contracts                           (4,846)            (715)           (6,301)
---------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                              121,435          82,478           121,368
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $264,074        $197,094          $306,016
=======================================================================================
*The High-Yield Tax-Exempt Fund does not offer Admiral Shares.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

------------------------------------------------------------------------------------------------------
                                                    TAX-EXEMPT                        SHORT-TERM
                                                MONEY MARKET FUND                  TAX-EXEMPT FUND
                                           -----------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                           -----------------------------------------------------------
                                                 2001            2000              2001           2000
                                                (000)           (000)             (000)          (000)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 263,562       $ 292,172          $ 87,187       $ 78,423
  Realized Net Gain (Loss)                        120            (405)            1,216         (1,308)
  Change in Unrealized Appreciation
    (Depreciation)                                 --              --            32,100          4,338
------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations               263,682         291,767           120,503         81,453
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (263,562)       (292,172)          (63,177)       (78,423)
    Admiral Shares*                                --              --           (24,010)            --
  Realized Capital Gain
    Investor Shares                                --              --                --             --
    Admiral Shares*                                --              --                --             --
------------------------------------------------------------------------------------------------------
    Total Distributions                      (263,562)       (292,172)          (87,187)       (78,423)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
    Investor Shares                           913,981       1,069,939          (715,031)       108,713
    Admiral Shares*                                --              --         1,049,902             --
------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
        Capital Share Transactions            913,981       1,069,939           334,871        108,713
------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                   914,101       1,069,534           368,187        111,743
------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                       8,213,945       7,144,411         2,004,447      1,892,704
------------------------------------------------------------------------------------------------------
  End of Period                            $9,128,046      $8,213,945        $2,372,634     $2,004,447
======================================================================================================
*The Tax-Exempt Money Market Fund does not offer Admiral Shares.

28

------------------------------------------------------------------------------------------------------
                                                    LIMITED-TERM                  INTERMEDIATE-TERM
                                               TAX-EXEMPT MARKET FUND              TAX-EXEMPT FUND
                                           -----------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                           -----------------------------------------------------------
                                                 2001            2000              2001           2000
                                                (000)           (000)             (000)          (000)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 139,495       $ 116,865         $ 454,189      $ 407,657
  Realized Net Gain (Loss)                          6          (5,221)           36,807         (5,227)
  Change in Unrealized Appreciation
    (Depreciation)                            101,106          18,287           355,994        170,731
------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations               240,607         129,931           846,990        573,161
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (102,992)       (116,865)         (363,321)      (407,657)
    Admiral Shares                            (36,503)             --           (90,868)            --
  Realized Capital Gain
    Investor Shares                                --              --                --             --
    Admiral Shares                                 --              --                --             --
------------------------------------------------------------------------------------------------------
    Total Distributions                      (139,495)       (116,865)         (454,189)      (407,657)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
    Investor Shares                          (728,398)        184,746        (1,950,374)       159,295
    Admiral Shares                          1,554,746              --         3,442,835             --
------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions              826,348         184,746         1,492,461        159,295
------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                     927,460         197,812         1,885,262        324,799
------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                       2,774,807       2,576,995         8,553,118      8,228,319
------------------------------------------------------------------------------------------------------
  End of Period                            $3,702,267      $2,774,807       $10,438,380     $8,553,118
======================================================================================================

------------------------------------------------------------------------------------------------------
                                                 INSURED LONG-TERM                    LONG-TERM
                                               TAX-EXEMPT MARKET FUND              TAX-EXEMPT FUND
                                           -----------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                           -----------------------------------------------------------
                                                 2001            2000              2001           2000
                                                (000)           (000)             (000)          (000)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 128,654       $ 119,348          $ 93,005       $ 84,479
  Realized Net Gain (Loss)                     13,985           2,233            21,611        (13,511)
  Change in Unrealized Appreciation
    (Depreciation)                            121,435          79,926            82,478         71,523
------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations               264,074         201,507           197,094        142,491
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (106,097)       (119,348)          (72,555)       (84,479)
    Admiral Shares                            (22,557)             --           (20,450)            --
  Realized Capital Gain
    Investor Shares                                --              --                --             --
    Admiral Shares                                 --              --                --             --
------------------------------------------------------------------------------------------------------
    Total Distributions                      (128,654)       (119,348)          (93,005)       (84,479)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
    Investor Shares                          (480,484)         57,424          (474,244)        63,083
    Admiral Shares                            829,336              --           700,874             --
------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions              348,852          57,424           226,630         63,083
------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                   484,272         139,583           330,719        121,095
------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                       2,299,787       2,160,204         1,648,591      1,527,496
------------------------------------------------------------------------------------------------------
  End of Period                            $2,784,059      $2,299,787        $1,979,310     $1,648,591
======================================================================================================

30
----------------------------------------------------------------------
                                           HIGH-YIELD TAX-EXEMPT FUND
                                             YEAR ENDED OCTOBER 31,
                                           ---------------------------
                                                 2001            2000
                                                (000)           (000)
----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
0PERATIONS
  Net Investment Income                     $ 182,170       $ 163,018
  Realized Net Gain (Loss)                      2,478          (5,525)
  Change in Unrealized Appreciation
    (Depreciation)                            121,368          57,106
----------------------------------------------------------------------
    Net Increase (Decrease) in Net
      Assets Resulting from Operations        306,016         214,599
----------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (182,170)       (163,018)
    Admiral Shares*                                --              --
  Realized Capital Gain
    Investor Shares                                --              --
    Admiral Shares*                                --              --
----------------------------------------------------------------------
    Total Distributions                      (182,170)       (163,018)
----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                             470,411         113,776
  Admiral Shares*                                  --              --
----------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions              470,411         113,776
----------------------------------------------------------------------
  Total Increase (Decrease)                   594,257         165,357
----------------------------------------------------------------------
NET ASSETS
  Beginning of Period                       3,032,721       2,867,364
----------------------------------------------------------------------
  End of Period                            $3,626,978      $3,032,721
======================================================================
*The High-Yield Tax-Exempt Fund does not offer Admiral Shares.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

----------------------------------------------------------------------------------------------------------------------------
                                                                             TAX-EXEMPT MONEY MARKET FUND
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00     $1.00     $1.00     $1.00          $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .031      .038      .030      .034           .006               .034
 Net Realized and Unrealized Gain (Loss)
  on Investments                                         --        --        --        --             --                 --
----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .031      .038      .030      .034           .006               .034
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.031)    (.038)    (.030)    (.034)         (.006)             (.034)
 Distributions from Realized Capital Gains               --        --        --        --             --                 --
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.031)    (.038)    (.030)    (.034)         (.006)             (.034)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $1.00     $1.00     $1.00     $1.00          $1.00              $1.00
============================================================================================================================

TOTAL RETURN                                          3.15%     3.91%     3.08%     3.44%          0.59%              3.47%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $9,128    $8,214    $7,144    $6,246         $5,380             $5,345
 Ratio of Total Expenses to Average Net Assets        0.18%     0.18%     0.18%     0.20%         0.18%*              0.19%
 Ratio of Net Investment Income to
  Average Net Assets                                  3.08%     3.84%     3.03%     3.37%         3.53%*              3.41%
============================================================================================================================

*Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.50    $15.48    $15.65    $15.58         $15.57             $15.54
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .628      .623      .578      .609           .103               .610
  Net Realized and Unrealized
    Gain (Loss) on Investments                         .240      .020     (.164)     .076           .010               .034
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   .868      .643      .414      .685           .113               .644
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                                 (.628)    (.623)    (.578)    (.609)         (.103)             (.610)
  Distributions from
    Realized Capital Gains                               --        --     (.006)    (.006)            --              (.004)
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.628)    (.623)    (.584)    (.615)         (.103)             (.614)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $15.74    $15.50    $15.48    $15.65         $15.58             $15.57
============================================================================================================================

TOTAL RETURN                                          5.70%     4.24%     2.69%     4.49%          0.73%              4.22%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $1,318    $2,004    $1,893   $1,654          $1,485             $1,464
  Ratio of Total Expenses
    to Average Net Assets                             0.19%     0.18%     0.18%    0.20%          0.18%*              0.19%
  Ratio of Net Investment Income
    to Average Net Assets                             4.04%     4.03%     3.71%    3.90%          3.96%*              3.91%
  Portfolio Turnover Rate                               47%       45%       56%      36%              4%                34%
============================================================================================================================
*Annualized.

--------------------------------------------------------------------------------
                                      SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES

                                                                    FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     OCT. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $15.66
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .448
  Net Realized and Unrealized Gain (Loss) on Investments                   .080
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .528
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.448)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.448)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $15.74
================================================================================

TOTAL RETURN                                                              3.42%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                   $1,055
  Ratio of Total Expenses to Average Net Assets                         0.13%**
  Ratio of Net Investment Income to Average Net Assets                  3.96%**
  Portfolio Turnover Rate                                                   47%
================================================================================
 *Inception.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                      LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.64    $10.59    $10.85    $10.74         $10.71             $10.62
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .474      .470      .457      .460           .078               .476
  Net Realized and Unrealized
    Gain (Loss) on Investments                         .350      .050     (.260)     .110           .030               .090
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   .824      .520      .197      .570           .108               .566
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.474)    (.470)    (.457)    (.460)         (.078)             (.476)
  Distributions from Realized Capital Gains              --        --        --        --             --                 --
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.474)    (.470)    (.457)    (.460)         (.078)             (.476)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.99    $10.64    $10.59    $10.85         $10.74             $10.71
============================================================================================================================

TOTAL RETURN                                          7.89%     5.04%     1.83%     5.42%          1.01%              5.44%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $2,130    $2,775    $2,577    $2,340         $1,962             $1,929
  Ratio of Total Expenses
    to Average Net Assets                             0.19%     0.18%     0.18%     0.21%         0.18%*              0.19%
  Ratio of Net Investment Income
    to Average Net Assets                             4.40%     4.45%     4.25%     4.27%         4.34%*              4.46%
  Portfolio Turnover Rate                               19%       32%       14%       35%             2%                28%
============================================================================================================================
*Annualized.

--------------------------------------------------------------------------------
                                    LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES

                                                                    FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     OCT. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .342
  Net Realized and Unrealized Gain (Loss) on Investments                   .120
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .462
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.342)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.342)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $10.99
================================================================================

TOTAL RETURN                                                              4.31%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                   $1,572
  Ratio of Total Expenses to Average Net Assets                         0.13%**
  Ratio of Net Investment Income to Average Net Assets                  4.42%**
  Portfolio Turnover Rate                                                   19%
================================================================================
 *Inception.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                 INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $13.05    $12.79    $13.52    $13.35         $13.30             $13.04
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .637      .646      .648      .661           .111               .669
  Net Realized and Unrealized
    Gain (Loss) on Investments                         .560      .260     (.695)     .222           .050               .263
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.197      .906     (.047)     .883           .161               .932
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                                 (.637)    (.646)    (.648)    (.661)         (.111)             (.669)
  Distributions from
    Realized Capital Gains                               --        --     (.035)    (.052)            --              (.003)
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.637)    (.646)    (.683)    (.713)         (.111)             (.672)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $13.61    $13.05    $12.79    $13.52         $13.35             $13.30
============================================================================================================================

TOTAL RETURN                                          9.36%     7.28%    -0.40%     6.78%          1.21%              7.31%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $6,944    $8,553    $8,228    $7,773         $6,770             $6,658
  Ratio of Total Expenses
    to Average Net Assets                             0.19%     0.18%     0.18%     0.21%         0.18%*              0.19%
  Ratio of Net Investment Income
    to Average Net Assets                             4.77%     5.03%     4.83%     4.93%         4.99%*              5.07%
  Portfolio Turnover Rate                               13%       17%       17%       14%             1%                15%
============================================================================================================================
*Annualized.

--------------------------------------------------------------------------------
                               INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES

                                                                    FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     OCT. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $13.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .458
  Net Realized and Unrealized Gain (Loss) on Investments                   .170
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .628
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.458)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.458)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $13.61
================================================================================

TOTAL RETURN                                                              4.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                   $3,494
  Ratio of Total Expenses to Average Net Assets                         0.14%**
  Ratio of Net Investment Income to Average Net Assets                  4.74%**
  Portfolio Turnover Rate                                                   13%
================================================================================
 *Inception.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                 INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $12.14    $11.69    $12.73    $12.51         $12.45             $12.14
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .628      .649      .644      .658           .111               .674
  Net Realized and Unrealized
    Gain (Loss) on Investments                         .680      .450     (.971)     .301           .060               .382
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.308     1.099     (.327)     .959           .171              1.056
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                                 (.628)    (.649)    (.644)    (.658)         (.111)             (.674)
  Distributions from
    Realized Capital Gains                               --        --     (.069)    (.081)            --              (.072)
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.628)    (.649)    (.713)    (.739)         (.111)             (.746)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $12.82    $12.14    $11.69    $12.73         $12.51             $12.45
============================================================================================================================

TOTAL RETURN                                         10.99%     9.68%    -2.74%     7.88%          1.37%              8.93%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $1,940    $2,300    $2,160    $2,235         $2,043             $2,024
  Ratio of Total Expenses
    to Average Net Assets                             0.19%     0.19%     0.19%     0.20%         0.18%*              0.19%
  Ratio of Net Investment Income
    to Average Net Assets                             5.00%     5.48%     5.20%     5.22%         5.32%*              5.47%
  Portfolio Turnover Rate                               21%       34%       17%       16%             1%                18%
============================================================================================================================
*Annualized.

--------------------------------------------------------------------------------
                               INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES

                                                                    FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     OCT. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $12.64
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .452
  Net Realized and Unrealized Gain (Loss) on Investments                   .180
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .632
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.452)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.452)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $12.82
================================================================================

TOTAL RETURN                                                              5.11%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                     $844
  Ratio of Total Expenses to Average Net Assets                         0.14%**
  Ratio of Net Investment Income to Average Net Assets                  4.98%**
  Portfolio Turnover Rate                                                   21%
================================================================================
 *Inception.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                     LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.73    $10.34    $11.39    $11.18         $11.11             $10.73
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .561      .572      .565      .580           .098               .588
  Net Realized and Unrealized
    Gain (Loss) on Investments                         .650      .390     (.935)     .268           .070               .403
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.211      .962     (.370)     .848           .168               .991
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                                 (.561)    (.572)    (.565)    (.580)         (.098)             (.588)
  Distributions from
    Realized Capital Gains                               --        --     (.115)    (.058)            --              (.023)
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.561)    (.572)    (.680)    (.638)         (.098)             (.611)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.38    $10.73    $10.34    $11.39         $11.18             $11.11
============================================================================================================================

TOTAL RETURN                                         11.52%     9.58%    -3.45%     7.78%          1.52%              9.46%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $1,264    $1,649    $1,527    $1,509         $1,249             $1,222
  Ratio of Total Expenses
    to Average Net Assets                             0.19%     0.19%     0.18%     0.21%         0.18%*              0.19%
  Ratio of Net Investment Income
    to Average Net Assets                             5.07%     5.46%     5.13%     5.13%         5.28%*              5.37%
  Portfolio Turnover Rate                               16%       25%       15%       18%             1%                 9%
============================================================================================================================
*Annualized.

--------------------------------------------------------------------------------
                                       LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES

                                                                    FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     OCT. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.18
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .403
  Net Realized and Unrealized Gain (Loss) on Investments                   .200
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .603
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.403)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.403)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $11.38
================================================================================

TOTAL RETURN                                                              5.51%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                     $715
  Ratio of Total Expenses to Average Net Assets                         0.13%**
  Ratio of Net Investment Income to Average Net Assets                  5.02%**
  Portfolio Turnover Rate                                                   16%
================================================================================
 *Inception.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                     HIGH-YIELD TAX-EXEMPT FUND INVESTOR SHARES
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING                               -----------------------------------      SEP. 1 TO         YEAR ENDED
THROUGHOUT EACH PERIOD                                 2001      2000      1999      1998  OCT. 31, 1997     AUGUST 31,1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.31    $10.13    $11.06    $10.83         $10.76             $10.39
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .576      .582      .571      .582           .106               .589
  Net Realized and Unrealized
    Gain (Loss) on Investments                         .410      .180     (.858)     .282           .070               .370
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   .986      .762     (.287)     .864           .176               .959
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.576)    (.582)    (.571)    (.582)         (.106)             (.589)
  Distributions from Realized Capital Gains              --        --     (.072)    (.052)            --                 --
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.576)    (.582)    (.643)    (.634)         (.106)             (.589)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.72    $10.31    $10.13    $11.06         $10.83             $10.76
============================================================================================================================

TOTAL RETURN                                          9.77%     7.79%    -2.77%     8.19%          1.63%              9.45%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $3,627    $3,033    $2,867    $2,704         $2,256             $2,193
  Ratio of Total Expenses
    to Average Net Assets                             0.19%     0.19%     0.18%     0.20%         0.19%*              0.19%
  Ratio of Net Investment Income
    to Average Net Assets                             5.43%     5.74%     5.33%     5.28%         6.08%*              5.56%
  Portfolio Turnover Rate                               18%       32%       22%       24%             3%                27%
============================================================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Effective in 1997, each fund's fiscal year-end changed from August 31 to October 31.
     The Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds each offer two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirement. Admiral Shares were first issued on February 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Futures Contracts: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.
     5. Other: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                    CAPITAL CONTRIBUTION        PERCENTAGE           PERCENTAGE
                             TO VANGUARD           OF FUND        OF VANGUARD'S
TAX-EXEMPT FUND                    (000)        NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                      $1,789             0.02%                 1.8%
Short-Term                           455             0.02                  0.5
Limited-Term                         710             0.02                  0.7
Intermediate-Term                  2,045             0.02                  2.0
Insured Long-Term                    547             0.02                  0.5
Long-Term                            387             0.02                  0.4
High-Yield                           714             0.02                  0.7
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended October 31, 2001, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                               EXPENSE REDUCTION
                                      (000)
                        ------------------------------- TOTAL EXPENSE REDUCTION
                        MANAGEMENT AND        CUSTODIAN      AS A PERCENTAGE OF
TAX-EXEMPT FUND         ADMINISTRATIVE             FEES      AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Money Market                        --              $86                     --
Short-Term                        $ 45               24                     --
Limited-Term                       109               28                     --
Intermediate-Term                  427               85                   0.01%
Insured Long-Term                  164               23                   0.01
Long-Term                           49               18                     --
High-Yield                          89               31                      --
--------------------------------------------------------------------------------

D. During the year ended October 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

------------------------------------------------------------------------
                                                       (000)
                                          ------------------------------
TAX-EXEMPT FUND                             PURCHASES             SALES
------------------------------------------------------------------------
Short-Term                                 $1,047,023         $ 928,498
Limited-Term                                1,302,102           581,297
Intermediate-Term                           2,595,374         1,210,504
Insured Long-Term                             907,044           527,224
Long-Term                                     508,873           273,378
High-Yield                                  1,180,952           600,652
------------------------------------------------------------------------

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. The Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds utilized capital loss carryforwards of $7,761,000, $911,000, and $14,556,000, respectively, during the year ended October 31, 2001. For federal income tax purposes, at October 31, 2001, the funds had the following capital gains available for distribution, or capital loss carryforwards available to offset future capital gains:

--------------------------------------------------------------------------------
                                                 CAPITAL LOSS CARRYFORWARDS
                             CAPITAL GAINS    ----------------------------------
                             AVAILABLE FOR                          EXPIRATION:
                              DISTRIBUTION      AMOUNT    FISCAL YEAR(S) ENDING
TAX-EXEMPT FUND                      (000)       (000)              OCTOBER 31,
--------------------------------------------------------------------------------
Short-Term                              --        $ 14                     2008
Limited-Term                            --       6,902                2003-2009
Intermediate-Term                  $23,769          --                       --
Insured Long-Term                   17,256          --                       --
Long-Term                            5,180          --                       --
High-Yield                              --      14,308                2007-2008
--------------------------------------------------------------------------------

     The following funds had realized losses through October 31, 2001, which are deferred for tax purposes and reduce the amount of unrealized appreciation (depreciation) on investment securities for tax purposes (see Note F).

-----------------------------------------------------------
                                           DEFERRED LOSSES
TAX-EXEMPT FUND                                      (000)
-----------------------------------------------------------
Limited-Term                                       $ 1,237
Intermediate-Term                                   36,181
Insured Long-Term                                   36,486
Long-Term                                           10,939
High-Yield                                          24,850
-----------------------------------------------------------

     The Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the funds have reclassified $563,000, $1,785,000, and $73,000, respectively, from accumulated net realized gains to paid-in capital.

F. At October 31, 2001, net unrealized appreciation of investment securities for federal income tax purposes was:

--------------------------------------------------------------------------------
                                                    (000)
                                ------------------------------------------------
                                APPRECIATED     DEPRECIATED      NET UNREALIZED
TAX-EXEMPT FUND                  SECURITIES      SECURITIES        APPRECIATION
--------------------------------------------------------------------------------
Short-Term                         $ 30,696        $   (423)           $ 30,273
Limited-Term*                       110,829          (7,944)            102,885
Intermediate-Term*                  530,288         (40,347)            489,941
Insured Long-Term*                  212,337            (201)            212,136
Long-Term*                          139,200          (8,870)            130,330
High-Yield*                         187,694         (80,158)            107,536
--------------------------------------------------------------------------------
*See Note E.

     At October 31, 2001, the aggregate settlement value of open futures contracts expiring in December 2001 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                              (000)
                                                --------------------------------
                                  NUMBER OF      AGGREGATE           UNREALIZED
TAX-EXEMPT FUND/               LONG (SHORT)     SETTLEMENT         APPRECIATION
FUTURES CONTRACTS                 CONTRACTS          VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
Limited-Term
  5-Year U.S. Treasury Note           (965)       $106,014              $(1,663)
  10-Year U.S. Treasury Note           176          19,627                  454
Intermediate-Term
  5-Year U.S. Treasury Note         (1,544)        169,623               (3,056)
  10-Year U.S. Treasury Note        (3,356)        374,246               (9,272)
  30-Year U.S. Treasury Bond         1,903         210,163                9,463
Insured Long-Term
  5-Year U.S. Treasury Note           (595)         65,366               (1,024)
  10-Year U.S. Treasury Note        (1,878)        209,427               (3,081)
  30-Year U.S. Treasury Bond          (188)         20,762                 (827)
Long-Term
  10-Year U.S. Treasury Note          (852)         95,011               (2,412)
  30-Year U.S. Treasury Bond           484          53,452                2,405
  Municipal Bond Index                (100)         10,847                 (244)
High-Yield
  5-Year U.S. Treasury Note           (628)         68,992               (1,214)
  10-Year U.S. Treasury Note        (2,485)        277,116               (4,053)
  30-Year U.S. Treasury Bond          (212)         23,413               (1,191)
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

G. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                              -----------------------------------------------------
                                                         2001                        2000
                                              -------------------------   -------------------------
                                                   AMOUNT       SHARES         AMOUNT       SHARES
TAX-EXEMPT FUND                                     (000)        (000)          (000)        (000)
---------------------------------------------------------------------------------------------------
MONEY MARKET
  Issued                                      $ 9,228,698    9,228,698    $ 9,102,948    9,102,948
  Issued in Lieu of Cash Distributions            247,287      247,287        274,123      274,123
  Redeemed                                     (8,562,004)  (8,562,004)    (8,307,132)  (8,307,132)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares      913,981      913,981      1,069,939    1,069,939
---------------------------------------------------------------------------------------------------

SHORT-TERM
Investor Shares
  Issued                                      $   957,558       61,242    $ 1,272,945       82,375
  Issued in Lieu of Cash Distributions             51,184        3,272         66,978        4,333
  Redeemed                                     (1,723,773)    (110,152)    (1,231,210)     (79,677)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares     (715,031)     (45,638)       108,713        7,031
                                              -----------------------------------------------------

Admiral Shares
  Issued                                        1,316,380       84,014             --           --
  Issued in Lieu of Cash Distributions             18,049        1,150             --           --
  Redeemed                                       (284,527)     (18,139)            --           --
                                              -----------------------------------------------------
    Net Increase (Decrease)--Admiral Shares     1,049,902       67,025             --           --
---------------------------------------------------------------------------------------------------

LIMITED-TERM
Investor Shares
  Issued                                      $ 1,129,701      104,128     $1,063,048      100,668
  Issued in Lieu of Cash Distributions             80,680        7,436         91,680        8,680
  Redeemed                                     (1,938,779)    (178,678)      (969,982)     (91,881)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares     (728,398)     (67,114)       184,746       17,467
                                              -----------------------------------------------------

Admiral Shares
  Issued                                        1,736,209      159,648             --           --
  Issued in Lieu of Cash Distributions             25,893        2,370             --           --
  Redeemed                                       (207,356)     (19,019)            --           --
                                              -----------------------------------------------------
Net Increase (Decrease)--Admiral Shares         1,554,746      142,999             --           --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                              -----------------------------------------------------
                                                         2001                        2000
                                              -------------------------   -------------------------
                                                   AMOUNT       SHARES         AMOUNT       SHARES
TAX-EXEMPT FUND                                     (000)        (000)          (000)        (000)
---------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM
Investor Shares
  Issued                                      $ 1,984,700      148,332    $ 1,888,838      147,103
  Issued in Lieu of Cash Distributions            268,564       20,059        302,374       23,532
  Redeemed                                     (4,203,638)    (313,669)    (2,031,917)    (158,593)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares   (1,950,374)    (145,278)       159,295       12,042
                                              -----------------------------------------------------

Admiral Shares
  Issued                                        3,615,548      269,495             --           --
  Issued in Lieu of Cash Distributions             64,284        4,770             --           --
  Redeemed                                       (236,997)     (17,601)            --           --
                                              -----------------------------------------------------
    Net Increase (Decrease)--Admiral Shares     3,442,835      256,664             --           --
---------------------------------------------------------------------------------------------------

INSURED LONG-TERM
Investor Shares
  Issued                                        $ 446,506       35,511      $ 410,595       34,669
  Issued in Lieu of Cash Distributions             66,881        5,319         74,152        6,255
  Redeemed                                       (993,871)     (78,941)      (427,323)     (36,304)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares     (480,484)     (38,111)        57,424        4,620
                                              -----------------------------------------------------

Admiral Shares
  Issued                                          865,400       68,712             --           --
  Issued in Lieu of Cash Distributions             14,372        1,136             --           --
  Redeemed                                        (50,436)      (3,991)            --           --
                                              -----------------------------------------------------
    Net Increase (Decrease)--Admiral Shares       829,336       65,857             --           --
---------------------------------------------------------------------------------------------------

LONG-TERM
Investor Shares
  Issued                                        $ 360,061       32,376      $ 396,245       37,936
  Issued in Lieu of Cash Distributions             48,368        4,346         56,437        5,386
  Redeemed                                       (882,673)     (79,266)      (389,599)     (37,391)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares     (474,244)     (42,544)        63,083        5,931
                                              -----------------------------------------------------

Admiral Shares
  Issued                                          754,990       67,711             --           --
  Issued in Lieu of Cash Distributions             13,630        1,215             --           --
  Redeemed                                        (67,746)      (6,032)            --           --
                                              -----------------------------------------------------
    Net Increase (Decrease)--Admiral Shares       700,874       62,894             --           --
---------------------------------------------------------------------------------------------------

HIGH-YIELD
  Issued                                        $ 993,339       93,533      $ 853,520       84,367
  Issued in Lieu of Cash Distributions            119,627       11,267        107,976       10,665
  Redeemed                                       (642,555)     (60,572)      (847,720)     (84,012)
                                              -----------------------------------------------------
    Net Increase (Decrease)--Investor Shares      470,411       44,228        113,776       11,020
---------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Municipal Bond Funds:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the "Funds") at October 31, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 3, 2001


--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD MUNICIPAL BOND FUNDS

This information for the fiscal year ended October 31, 2001, is included pursuant to provisions of the Internal Revenue Code.
     Each fund designates 100% of its income dividends as exempt-interest dividends.
     The Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds each distributed $563,000, $862,000, and $73,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

ADVANTAGES OF VANGUARD.COM

[PHOTO OF COMPUTER]

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46

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
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Energy Fund
Equity Income Fund
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Growth Index Fund
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PRIMECAP Fund
REIT Index Fund
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Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
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Tax-Managed Growth and Income Fund
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Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
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LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
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Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
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Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
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Long-Term Bond Index Fund
Long-Term Corporate Fund
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  New York, Ohio, Pennsylvania)
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MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
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State Tax-Exempt Money Market Funds (California, New Jersey, New York,
  Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Senior Adviser to Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of The Medical Center at Princeton, and Women's Research and Education Institute.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital, The Jeffrey Co., and NeuVis, Inc.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of Goodrich Corp.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm and Haas Co.; Director of AmerisourceBergen Corp., Cummins Inc., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director- Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.

--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
               Founder; Chairman and Chief Executive, 1974-1996.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER
Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their
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FUND INFORMATION
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This report is intended for the funds'  shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q950 122001

Vanguard Municipal Bond Funds

Statement of Net Assets * October 31, 2001

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report.
     This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------
CONTENTS
Tax-Exempt Money Market Fund...................... 1
Short-Term Tax-Exempt Fund....................... 13
Limited-Term Tax-Exempt Fund..................... 21
Intermediate-Term Tax-Exempt Fund................ 34
Insured Long-Term Tax-Exempt Fund................ 60
Long-Term Tax-Exempt Fund........................ 69
High-Yield Tax-Exempt Fund....................... 77
Key to Abbreviations............................. 88
-------------------------------------------------------


--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
--------------------------------------------------------------------------------
ALABAMA (1.5%)
Alabama Public School &
 College Auth. TOB VRDO            2.18%   11/8/2001(3) YY    5,000       5,000
Birmingham AL GO VRDO              1.90%   11/7/2001(2) LOC  37,250      37,250
Birmingham AL GO VRDO              2.10%   11/7/2001LOC      28,900      28,900
Birmingham AL GO VRDO              2.10%   11/8/2001LOC      29,250      29,250
Mobile AL IDR VRDO (Kimberly-
 Clark Tissue Co. Project)         2.15%   11/7/2001         33,550      33,550
                                                                     -----------
                                                                        133,950
                                                                     -----------
ALASKA (0.8%)
Alaska Housing Finance Corp.
 Governmental Purpose VRDO         2.10%   11/8/2001(1)      25,000      25,000
Alaska Housing Finance Corp.
 Rev. VRDO                         2.08%   11/8/2001(1)      20,000      20,000
Alaska Housing Finance Corp.
 TOB VRDO                          2.18%   11/8/2001 YY       4,030       4,030
Anchorage AK Electric Util. Rev. VRDO
 (Muni. Light & Power)             1.95%   11/7/2001LOC      20,650      20,650
Valdez AK Marine Terminal Rev. VRDO
 (Exxon Pipeline Co. Project)      1.95%   11/2/2001          5,800       5,800
Valdez AK Marine Terminal Rev. VRDO
 (Exxon Pipeline Co. Project)      2.00%   11/2/2001          2,200       2,200
                                                                     -----------
                                                                         77,680
                                                                     -----------
1

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
ARIZONA (0.4%)
Arizona School Fac. Rev.
 TOB VRDO                          2.16%    11/8/2001YY       7,805       7,805
Maricopa County AZ GO              6.25%    7/1/2002(3)       5,100       5,235
Maricopa County AZ Public Finance Corp.
 Lease Rev.                        4.00%    7/1/2002(2)      15,310      15,435
Phoenix AZ Civic Improvement Corp.
 Water System Rev. TOB VRDO        2.16% 11/8/2001(Prere.)YY  4,800       4,800
Salt River AZ Project Agricultural Improvement &
 Power Dist. CP                    2.05%   12/14/2001         8,700       8,700
                                                                     -----------
                                                                         41,975
                                                                     -----------
ARKANSAS (0.9%)
Pulaski County AR Health Fac. St. Vincent Infirmary VRDO
 (Catholic Health Initiatives)     2.05%      11/7/2001      39,200      39,200
Univ. of Arkansas Board of Trustees
 Rev. VRDO                         2.00%      11/7/2001(1)   47,315      47,315
                                                                     -----------
                                                                         86,515
                                                                     -----------
CALIFORNIA (2.7%)
Access To Loans For Learning Student Loan Corp. California Rev.
 Student Loan Program VRDO         2.10%      11/8/2001LOC   18,800      18,800
California Higher Educ. Loan Auth.
 Student Loan Rev.                 2.88%       6/1/2002LOC   37,500      37,500
California Student Loan Marketing
 Corp. VRDO                        2.10%      11/8/2001LOC    4,000       4,000
Los Angeles CA Dept. of Water & Power
 Electric Plant Rev.               6.00%   8/15/2002(Prere.) 37,600      39,299
Los Angeles CA Unified School
 Dist. TRAN                        4.00%      7/23/2002     100,000     101,012
Los Angeles City CA TRAN           4.00%      6/28/2002      34,100      34,424
Los Angeles County CA TRAN         3.75%      6/28/2002      10,000      10,072
                                                                     -----------
                                                                        245,107
                                                                     -----------

COLORADO (6.1%)
Colorado General Fund TRAN         4.00%      6/28/2002     125,000     126,182
Colorado Health Fac. Auth. Rev. VRDO
 (Catholic Health Initiatives)     2.05%      11/7/2001      82,000      82,000
Colorado Housing & Finance Auth. Single Family
 Mortgage Bonds Class I VRDO       2.00%      11/7/2001      30,000      30,000
Colorado Springs CO Util. Rev.VRDO 2.00%      11/8/2001      86,000      86,000
Colorado Student Obligation Bond Auth.
 Rev. VRDO                         2.00%      11/7/2001(2)    3,300       3,300
Colorado Student Obligation Bond Auth.
 Rev. VRDO                         2.05%      11/7/2001(2)   26,600      26,600
Denver CO City & County Airport
 Rev. VRDO                         2.15%      11/7/2001(1)  135,200     135,200
Denver CO City & County Airport
 Rev. VRDO                         2.25%      11/7/2001(1)   20,000      20,000
Jefferson County CO School
 Dist. TRAN                        3.50%      6/28/2002      27,250      27,426
Lowry Econ. Redev. Auth. Colorado
 Rev. VRDO                         1.95%      11/7/2001      19,900      19,900
                                                                     -----------
                                                                        556,608
                                                                     -----------

CONNECTICUT (0.1%)
Connecticut Health & Educ. Fac. Auth. CP
 (Yale Univ.)                      2.03%      11/1/2001       5,800       5,800
                                                                     -----------
DELAWARE (0.3%)
Univ. of Delaware Rev. VRDO        1.95%      11/2/2001      21,200      21,200
Univ. of Delaware Rev. VRDO        2.07%      11/8/2001       6,810       6,810
                                                                     -----------
                                                                         28,010
                                                                     -----------

DISTRICT OF COLUMBIA (1.3%)
District of Columbia GO            4.65%       6/1/2002(1)    4,205       4,252
District of Columbia GO TOB VRDO   2.18%      11/8/2001(4)YY  8,000       8,000
District of Columbia Rev. VRDO (Henry J.
 Kaiser Family Foundation)         2.15%      11/1/2001LOC   12,000      12,000
District of Columbia Rev. VRDO
 (National Geographic Society)     1.95%      11/7/2001      14,700      14,700
District of Columbia Rev. VRDO
 (National Public Radio Inc.)      2.00%      11/7/2001LOC   14,000      14,000

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
District of Columbia Rev. VRDO
 (Smithsonian Institute)           2.05%      11/8/2001      52,435      52,435
District of Columbia Univ. Rev. VRDO
 (George Washington Univ.)         2.00%      11/7/2001(1)    9,765       9,765
                                                                     -----------
                                                                        115,152
                                                                     -----------

FLORIDA (4.5%)
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
 (Cleveland Clinic Health System)  2.04%      11/2/2001      15,530      15,530
Dade County FL GO                  6.90%       7/1/2002(2)    4,025       4,137
Dade County FL Water & Sewer System
 Rev. VRDO                         1.90%      11/7/2001(3)   19,585      19,585
Florida Board of Educ.
 Capital Outlay                    6.00%       6/1/2002       4,480       4,565
Florida Board of Educ.
 Capital Outlay                    6.50%       6/1/2002       4,505       4,592
Florida Board of Educ. Public Educ.
 Capital Outlay TOB VRDO           2.18%      11/8/2001YY     7,980       7,980
Florida Division Board Financial Dept. of General Services
 Systems Rev. TOB VRDO (Dept. of
 Environmental Protection)         2.18%       1/8/2001(4)YY 17,930      17,930
Florida Muni. Power Agency Rev. VRDO
 (Stanton Project)                 1.90%      11/7/2001(1)    5,000       5,000
Gulf Breeze FL Local Govt. Loan
 Program VRDO                      2.10%      11/8/2001(3)   10,945      10,945
Hillsborough County FL Water & Sewer Rev.
 TOB VRDO                          2.05%      11/7/2001(2)YY 10,095      10,095
Jacksonville FL Electric Auth. Rev. VRDO
 (Electric System)                 2.00%      11/2/2001      25,460      25,460
Miami-Dade County FL School
 Dist. TAN                         3.50%      6/27/2002      45,000      45,229
Orange County FL Educ. Fac. Auth. Rev.
 (Rollins College Project)         2.05%      11/2/2001       1,100       1,100
Orange County FL Health Fac. Auth. VRDO
 (Adventist Health System/Sunbelt) 2.10%      11/8/2001LOC   52,300      52,300
Palm Beach County FL Special Purpose Fac. Rev. VRDO
 (Flight Safety Project)           2.20%      11/8/2001      18,000      18,000
Sunshine State FL Govt. Financing Comm.
 Rev. VRDO                         1.95%      11/7/2001(2)   72,080      72,080
Sunshine State FL Govt. Financing Comm.
 Rev. VRDO                         2.00%      11/7/2001(2)   93,475      93,475
Tampa Bay FL Water Util. Systems Rev.
 TOB VRDO                          2.18%      11/8/2001(3)YY  2,500       2,500
                                                                     -----------
                                                                        410,503
                                                                     -----------

GEORGIA (5.4%)
Burke County GA Dev. Auth. PCR VRDO(Georgia Power Co.
 Plant Vogtle Project)             2.05%      11/2/2001      30,035      30,035
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)          1.95%      11/7/2001(3)  140,780     140,780
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)          2.05%      11/2/2001(2)   16,615      16,615
Cobb County GA TAN                 4.00%     12/31/2001      60,000      60,097
Floyd County GA Dev. Auth. Rev. VRDO
 (Berry College)                   2.10%      11/7/2001LOC    9,000       9,000
Fulco GA Hosp. Auth. VRDO
 (Piedmont Hosp. Project)          2.10%      11/7/2001LOC   15,000      15,000
Fulco GA Hosp. Auth. VRDO
 (Shepherd Center Project)         1.95%      11/7/2001LOC    7,300       7,300
Georgia GO                         6.30%       4/1/2002       3,820       3,867
Georgia GO                         6.80%       8/1/2002       8,000       8,271
Georgia GO TOB VRDO                2.11%      11/8/2001YY    11,150      11,150
Georgia GO TOB VRDO                2.15%      11/8/2001YY    31,460      31,460
Macon-Bibb County GA Hosp. Auth. Rev. VRDO (Medical
 Center of Central Georgia)        2.10%      11/7/2001LOC   15,450      15,450
Private Colleges & Univ. Fac. Auth. of Georgia VRDO
 (Emory Univ. Project)             1.90%      11/7/2001      53,510      53,510
Private Colleges & Univ. Auth. of Georgia Rev. TOB VRDO
 (Emory Univ. Project)             2.18%      11/8/2001YY     7,995       7,995
Private Colleges & Univ. Auth. of Georgia Rev. VRDO
 (Emory Univ. Project)             1.90%      11/7/2001      56,295      56,295
Richmond County GA Hosp. Auth.
 (Univ. of Health Services)        2.10%      11/7/2001LOC   23,400      23,400
                                                                     -----------
                                                                         490,225
                                                                     -----------
3

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
HAWAII (0.3%)
Honolulu HI City & County GO       5.00%       7/1/2002(3)    4,675       4,746
Honolulu HI City & County VRDO     1.93%      11/7/2001LOC   22,455      22,455
                                                                     -----------
                                                                         27,201
                                                                     -----------
IDAHO (0.7%)
Idaho TAN                          3.75%      6/28/2002      63,000      63,464
                                                                     -----------

ILLINOIS (9.4%)
Chicago IL Board of Educ. VRDO     2.15%      11/8/2001(4)  144,700     144,700
Chicago IL O'Hare International Airport Second Lien Passenger Fac. Charge
 Rev. TOB VRDO                     2.28%      11/8/2001(2)YY 19,180      19,180
Chicago IL Gas Supply Refunding Rev. CP (Peoples Gas Light
 & Coke Co. Project)               2.25%     11/14/2001      35,500      35,500
Chicago IL Gas Supply Refunding Rev. CP (Peoples Gas Light
 & Coke Co. Project)               2.35%     11/14/2001      37,500      37,500
Chicago IL Gas Supply Refunding Rev. VRDO (Peoples Gas Light
 & Coke Co. Project)               2.15%      11/8/2001      12,000      12,000
Chicago IL Gas Supply Refunding Rev. VRDO (Peoples Gas Light
 & Coke Co. Project)               2.20%      11/8/2001       8,000       8,000
Chicago IL GO                      2.00%     12/18/2001LOC   30,000      30,000
Chicago IL Park Dist. GO TOB VRDO  2.05%      11/7/2001(3)YY  9,990       9,990
Chicago IL Public Building Comm. Rev. TOB VRDO (Chicago
 School Reform Board)              2.18%      11/8/2001(3)YY  4,800       4,800
Chicago IL Rev. VRDO
 (Midway Airport)                  2.05%      11/2/2001(1)   66,300      66,300
Chicago IL Sales Tax Rev.
 TOB VRDO                          2.16%      11/8/2001(3)YY  5,393       5,393
Chicago IL School Finance Auth.    6.10%       6/1/2002(3)   11,945      12,146
Chicago IL Water Rev. VRDO         1.95%      11/7/2001LOC   43,125      43,125
Cook County IL GO TOB VRDO         2.05%      11/7/2001(3)YY 11,500      11,500
Illinois Dev. Finance Auth. Hosp. Rev.(Evanston Northwestern
 Healthcare Corp.)                 2.15%      11/8/2001      50,000      50,000
Illinois Dev. Finance Auth. PCR VRDO
 (Illinois Power Co. Project)      2.05%      11/7/2001(1)   27,000      27,000
Illinois Dev. Finance Auth. VRDO
 (Chicago Symphony)                2.00%      11/7/2001LOC   42,650      42,650
Illinois Educ. Fac. Auth. Rev.
 (Alder Planetarium Project)       2.00%      11/7/2001      23,600      23,600
Illinois Educ. Fac. Auth. Rev.
 (Field Museum of Natural History) 2.05%      11/7/2001LOC   15,000      15,000
Illinois Educ. Fac. Auth. Rev.
 VRDO (DePaul Univ.)               2.00%      11/7/2001LOC   36,500      36,500
Illinois GO TOB VRDO               2.16%      11/8/2001YY     4,550       4,550
Illinois GO TOB VRDO               2.16%      11/8/2001(1)YY  4,270       4,270
Illinois GO TOB VRDO               2.18%      11/8/2001(1)YY 36,265      36,265
Illinois GO TOB VRDO               2.18%      11/8/2001(3)YY  9,670       9,670
Illinois Health Fac. Auth. Rev. VRDO
 (Carle Foundation)                1.95%      11/7/2001(2)   44,205      44,205
Illinois Health Fac. Auth. Rev. VRDO(Gottlieb Health Resources Inc.
 Obligated Group)                  2.10%      11/8/2001LOC   28,600      28,600
Illinois Health Fac. Auth. Rev. VRDO(Univ. of Chicago Hosp.
 & Health Systems)                 2.00%      11/2/2001(1)   42,500      42,500
Illinois Student Assistance Comm.
 Student Loan Rev. VRDO            2.10%      11/7/2001LOC    9,200       9,200
Kane IL GO Motor Fuel Tax TOB VRDO 2.18%      11/8/2001(3)YY  7,495       7,495
Metro. Pier & Exposition Auth. Illinois TOB VRDO(McCormick Place
 Expansion Project)                2.18%      11/8/2001(3)YY 10,605      10,605
Regional Transp. Auth. Illinois
 TOB VRDO                          2.18%      11/8/2001(3)YY 12,895      12,895
Schaumburg IL GO VRDO              2.10%      11/7/2001      17,200      17,200
                                                                     -----------
                                                                        862,339
                                                                     -----------
4
--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
INDIANA (2.2%)
Delaware County IN Hosp. Auth. Rev. VRDO
 (Cardinal Health Systems)         2.05%      11/7/2001(2)   38,600      38,600
Indiana Educ. Fac. Auth. Rev. VRDO
 (Wabash College Project)          2.15%      11/8/2001LOC   35,295      35,295
Indiana Educ. Fac. Auth. VRDO (Univ. of Notre Dame
 du Lac Project)                   2.00%      11/8/2001      10,600      10,600
Indiana Muni. Power Agency VRDO    1.95%      11/7/2001LOC   10,000      10,000
Indiana Office Building Comm. Fac. Rev. VRDO
 (Indiana Govt. Center South)      1.90%      11/7/2001      42,700      42,700
Indiana Office Building Comm. Fac. Rev. VRDO
 (Miami Correctional Fac.)         1.95%      11/7/2001      31,000      31,000
Indiana Office Building Comm. Fac. Rev. VRDO(Pendleton Juvenile
 Corrections Fac.)                 1.90%      11/7/2001      33,600      33,600
                                                                     -----------
                                                                        201,795
                                                                     -----------
IOWA (0.1%)
Iowa Finance Auth. VRDO (Wheaton Franciscan
 Services Inc.)                    1.98%      11/7/2001(1)   10,000      10,000
                                                                     -----------
Kansas (0.6%)
Kansas Dept. of Transp. Highway
 Rev. VRDO                         1.95%      11/7/2001      12,500      12,500
Kansas Dev. Finance Auth. Kansas
 Water PCR VRDO                    2.18%      11/8/2001YY     8,720       8,720
Sedgwick County KS Airport Fac. Rev. VRDO
 (Flight Safety)                   2.20%      11/8/2001      34,000      34,000
                                                                     -----------
                                                                         55,220
                                                                     -----------
Kentucky (2.3%)
Jeffersontown KY Lease Program Rev. VRDO (Kentucky League
 of Cities Funding)                2.05%      11/7/2001LOC    5,900       5,900
Kentucky Asset/Liability Comm. General Fund
 Rev. TRAN                          4.00%     6/26/2002      98,000      98,916
Louisville & Jefferson County KY Regional Airport Auth. Special Fac. Rev. VRDO
 (UPS Worldwide Forwarding)        2.05%      11/2/2001      36,200      36,200
Warren County KY Rev. VRDO(Western Kentucky Univ.
 Student Life Project)             2.10%      11/8/2001LOC   65,455      65,455
                                                                     -----------
                                                                        206,471
                                                                     -----------

LOUISIANA (0.4%)
Jefferson Parish LA Hosp. Dist. VRDO
 (West Jefferson Medical Center)   2.10%     11/14/2001LOC   20,000      20,000
Louisiana GO                       6.75%      5/15/2002(1)    7,680       7,820
Louisiana GO TOB VRDO              2.16%      11/8/2001(1)YY  3,545       3,545
Louisiana Public Fac. Auth. Rev.
 Advance Fund Notes                3.25%      8/29/2002       5,000       5,018
                                                                     -----------
                                                                         36,383
                                                                     -----------

MAINE (0.1%)
Maine Health & Higher Educ. Fac. Auth. Rev. VRDO
 (Bowdoin College)                 1.98%      11/7/2001LOC   12,635      12,635
                                                                     -----------
Maryland (2.2%)
Baltimore County MD Metro. Dist.CP 2.05%     12/14/2001      10,200      10,200
Baltimore County MD Metro. Dist.CP 2.30%     11/14/2001      26,700      26,700
Baltimore County MD Metro. Dist.CP 2.40%     11/14/2001      31,000      31,000
Baltimore Mayor & City Council Maryland Consolidated Public Improvement
 Project Refunding VRDO            1.95%      11/7/2001(3)   17,000      17,000
Frederick County MD Consolidated Public
 Improvement VRDO                  2.00%      11/7/2001      10,965      10,965
Maryland GO TOB VRDO               2.16%      11/8/2001YY    12,865      12,865
Maryland Health & Higher Educ. Fac. Auth. CP
 (Johns Hopkins Univ.)             2.10%     11/16/2001      15,575      15,575

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Maryland Health & Higher Educ. Fac. Auth. VRDO
 (Johns Hopkins Hosp.)             1.93%      11/7/2001LOC   12,100      12,100
Montgomery County MD COP Equipment
 Acquisition Program               4.00%       6/1/2002      11,130      11,211
Montgomery MD Consolidated BAN CP  2.05%      11/7/2001       8,400       8,400
Montgomery MD Consolidated BAN CP  2.40%     11/13/2001      11,000      11,000
Univ. of Maryland System Auxiliary Fac. &
 Tuition Rev. TOB VRDO             2.18%      11/8/2001YY     7,073       7,073
Washington Suburban Sanitation Dist.
 of Maryland VRDO                  2.00%      11/7/2001      24,500      24,500
                                                                     -----------
                                                                        198,589
                                                                     -----------
MASSACHUSETTS (1.9%)
Massachusetts CP                   2.10%      11/9/2001      30,000      30,000
Massachusetts CP                   2.10%     11/14/2001LOC   20,000      20,000
Massachusetts GO                   6.50%    8/1/2002(Prere.)  3,840       4,038
Massachusetts GO VRDO              2.05%      11/2/2001      92,590      92,590
Massachusetts Housing Finance Agency Housing Rev.
 (Single Family)                   2.80%       3/1/2002      15,500      15,500
Massachusetts Water Pollution Abatement
 Trust Pool Program                4.50%       2/1/2002       3,025       3,040
Massachusetts Water Resource Auth.
 Rev. VRDO                         1.70%      11/7/2001(2)    2,700       2,700
Topsfield MA BAN                   3.00%      3/21/2002       2,277       2,283
Westfield MA BAN                   3.25%     12/20/2001       5,000       5,007
                                                                     -----------
                                                                        175,158
                                                                     -----------
MICHIGAN (5.4%)
Detroit MI GO                      5.80%       5/1/2002(2)    8,970       9,081
Detroit MI Sewage Disposal
 System VRDO                       2.10%      11/8/2001(3)   39,200      39,200
Detroit MI Water Supply SystemVRDO 1.95%      11/7/2001(3)   86,400      86,400
Michigan Building Auth. CP         2.15%      11/8/2001LOC   62,000      62,000
Michigan Building Auth. TOB VRDO   2.16%      11/8/2001YY     9,635       9,635
Michigan GAN VRDO                  1.85%      11/7/2001(4)   71,900      71,900
Michigan GAN VRDO                  1.90%      11/7/2001(4)   31,500      31,500
Michigan Housing Dev. Auth. Rental
 Rev. VRDO                         1.95%      11/7/2001LOC   18,585      18,585
Michigan Housing Dev. Auth. Rental
 Rev. VRDO                         2.00%      11/7/2001(1)   49,070      49,070
Michigan Muni. Bond Auth. Notes    3.50%       7/1/2002       6,000       6,033
Michigan Muni. Bond Auth. Notes    3.50%       7/1/2002LOC    6,000       6,033
Michigan Muni. Bond Auth. Notes    3.50%      8/22/2002LOC   23,020      23,187
Michigan Muni. Bond Auth. State Revolving Fund Rev.
 TOB VRDO                          2.18%      11/8/2001YY     5,690       5,690
Michigan Muni. Bond Auth. State Revolving Fund Rev.TOB VRDO
 (Clean Water Revolving Fund)      2.18%      11/8/2001YY    10,210      10,210
Michigan State Univ. Board of
 Trustees VRDO                     1.90%      11/7/2001      20,000      20,000
Oakland County MI Econ. Dev. Corp. VRDO
 (Cranbrook Educ. Comm.)           2.20%      11/8/2001       6,500       6,500
Univ. of Michigan Hosp. Rev. VRDO  2.00%      11/2/2001      14,300      14,300
Univ. of Michigan Hosp. Rev. VRDO
 (Medical Service Plan)            2.00%      11/2/2001      21,775      21,775
                                                                     -----------
                                                                        491,099
                                                                     -----------
MINNESOTA (0.1%)
Minnesota Housing Finance Agency
 (Single Family Mortgage)          4.45%     11/29/2001      14,000      14,000
                                                                     -----------
Mississippi (0.2%)
Jackson County MS PCR VRDO
 (Chevron USA Inc. Project)        2.00%      11/2/2001       3,770       3,770
Jackson County MS Port Fac. VRDO
 (Chevron USA Inc. Project)        2.05%      11/2/2001       4,300       4,300
Mississippi GO (Capital
 Improvements)                     5.00%      11/1/2001       3,555       3,555
Mississippi GO TOB VRDO            2.18%      11/8/2001(4)YY  6,000       6,000
                                                                     -----------
                                                                         17,625
                                                                     -----------
6
--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
MISSOURI (2.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. VRDO (St. Clair
 County Metrolink Extension)       2.10%      11/8/2001(1)   45,000      45,000
Curator of the Univ. of Missouri
 System Fac. VRDO                  2.00%      11/8/2001      10,000      10,000
Missouri Building GO TOB VRDO      2.16%      11/8/2001YY     9,453       9,453
Missouri Health & Educ. Fac. Auth. Rev. VRDO(Medical Research Fac.
 -Stowers Institute)               2.00%      11/8/2001(1)   50,000      50,000
Missouri Health & Educ. Fac. Auth. VRDO (Sisters of Mercy
 Health Care System)               2.10%      11/8/2001      69,500      69,500
Missouri Higher Educ. Student Loan
 Auth. VRDO                        2.05%      11/7/2001LOC   24,900      24,900
St. Louis County MO Rockwood School
 Dist. GO                          8.50%       2/1/2002       5,940       6,016
                                                                     -----------
                                                                        214,869
                                                                     -----------
NEBRASKA (1.5%)
Lincoln NE CP (Lincoln
 Electric System)                  2.05%     12/13/2001      20,000      20,000
Lincoln NE CP (Lincoln
 Electric System)                  2.05%     12/14/2001      25,350      25,350
Nebraska Higher Educ.
 Loan Program VRDO                 2.05%      11/7/2001LOC   90,230      90,230
                                                                     -----------
                                                                        135,580
                                                                     -----------
NEVADA (1.5%)
Clark County NV Airport Improvement
 Rev. VRDO                         1.90%      11/7/2001LOC   36,200      36,200
Clark County NV Airport Improvement
 Rev. VRDO                         1.90%      11/7/2001(1)   13,900      13,900
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)  1.98%      11/7/2001(1)   20,500      20,500
Clark County NV Airport System Rev.
 TOB VRDO                          2.05%      11/7/2001(3)YY 10,095      10,095
Clark County NV Flood Control GO   6.00%      11/1/2001       4,765       4,765
Clark County NV GO Airport Bonds (Limited Tax)
 TOB VRDO                          2.28%      11/8/2001(1)YY  4,105       4,105
Clark County NV School Dist. GO    7.25%      6/15/2002(1)    3,995       4,119
Clark County NV School Dist. VRDO  1.99%      11/2/2001(4)   14,000      14,000
Clark County NV School Dist. VRDO  2.00%      11/2/2001(4)   21,000      21,000
Las Vegas NV Valley Water Dist. CP 2.65%     12/10/2001LOC   14,000      14,000
                                                                     -----------
                                                                        142,684
                                                                     -----------

NEW HAMPSHIRE (0.3%)
New Hampshire Higher Educ. & Health Fac. Auth. VRDO
 (St. Paul's School)               2.10%      11/8/2001      25,000      25,000
                                                                     -----------
NEW JERSEY (0.5%)
New Jersey TRAN CP                 2.10%      11/6/2001      43,100      43,100
                                                                     -----------
NEW MEXICO (2.1%)
New Mexico Finance Auth. Administrative Fee Rev. VRDO
 (Trims Project)                   2.00%      11/7/2001LOC    2,831       2,831
New Mexico Highway Comm. Rev. VRDO 1.95%      11/7/2001(4)   15,600      15,600
New Mexico Mortgage Single Family
 Finance Auth.                     3.25%      11/1/2001       5,000       5,000
New Mexico State Severance Tax     5.50%       7/1/2002       7,550       7,690
New Mexico TRAN                    4.00%      6/28/2002     133,000     134,254
Univ. of New Mexico Univ. Rev.VRDO 2.05%      11/7/2001      23,000      23,000
                                                                     -----------
                                                                        188,375
                                                                     -----------

NEW YORK (2.1%)
Muni. Assistance Corp. for New
 York City NY                      5.50%       7/1/2002      10,000      10,217
Nassau County NY Interim Finance
 Auth. BAN                         5.00%     12/19/2001       5,600       5,606
New York City NY GO VRDO           1.95%      11/2/2001(1)    6,610       6,610
New York City NY Muni. Water Finance
 Auth. CP                          2.15%       1/3/2002LOC   15,600      15,600
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO            1.95%      11/2/2001(3)   11,400      11,400

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
New York City NY Transitional Finance Auth.
 Rev. VRDO                         1.80%      11/7/2001      56,390      56,390
New York City NY Transitional Finance Auth.
 Rev. VRDO                         1.85%      11/7/2001      17,300      17,300
New York City NY Transitional Finance Auth.
 Rev. VRDO                         2.00%      11/2/2001       9,000       9,000
New York State Dormitory Auth. Rev. VRDO
 (Sloan-Kettering Cancer Center)   2.00%      11/2/2001LOC    8,500       8,500
New York State Environmental Fac. Rev.
 (Riverbank State Park)           7.375%     4/1/2002(Prere.) 6,800       7,054
New York State GO PUT              2.60%       8/7/2002LOC   15,000      15,000
Triborough Bridge & Tunnel Auth.
 New York BAN                      5.00%      1/17/2002      25,000      25,103
                                                                     -----------
                                                                        187,780
                                                                     -----------

NORTH CAROLINA (1.2%)
Mecklenburg County NC VRDO         2.15%      11/7/2001      47,600      47,600
North Carolina Capital Fac. Finance Agency VRDO
 (YMCA of Greater Winston-Salem)   2.10%      11/8/2001LOC   20,000      20,000
North Carolina Medical Care Comm. Hosp. Rev. VRDO (Moses H. Cone
 Memorial Hosp. Project)           2.05%      11/8/2001      26,500      26,500
North Carolina Medical Care Comm. Hosp. Rev. VRDO(North Carolina
 Baptist Hosp. Project)            2.03%      11/8/2001      17,100      17,100
                                                                     -----------
                                                                        111,200
                                                                     -----------
OHIO (2.1%)
Cleveland OH Airport System Rev.
 VRDO                              2.05%      11/8/2001(4)   11,400      11,400
Cleveland OH Water Works           6.00%       1/1/2002(1)   11,190      11,240
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Foundation)     2.00%      11/7/2001(2)   22,390      22,390
Cuyahoga County OH Hosp. Rev. VRDO
 (Univ. Health Systems, Inc.)      2.10%      11/8/2001(2)    2,000       2,000
Franklin County OH Hosp. Rev. VRDO
 (U.S. Health Corp.)               2.10%      11/8/2001LOC   17,595      17,595
Kent State Univ. OH Rev. VRDO      2.00%      11/7/2001(1)   71,560      71,560
Montgomery County OH VRDO
 (Catholic Health Initiatives)     2.05%      11/7/2001      22,200      22,200
Ohio Higher Educ. Fac. Comm. Rev. VRDO
 (Case Western Reserve Univ.)      1.90%      11/7/2001      10,200      10,200
Ohio Solid Waste Rev. VRDO (BP Exploration
 & Oil Inc. Project)               2.15%      11/2/2001      17,200      17,200
Ohio State Univ. CP                2.10%     11/13/2001       2,000       2,000
Ohio Water Dev. Auth. Rev. VRDO
 (Timken Co. Project)              1.90%      11/7/2001LOC    2,700       2,700
                                                                     -----------
                                                                        190,485
                                                                     -----------
OKLAHOMA (0.1%)
Oklahoma Student Loan Auth. VRDO   2.00%      11/7/2001(1)    8,000       8,000
Tulsa County OK Independent School Dist.
 No. 9 Union Board of Educ. GO     4.50%       6/1/2002       3,500       3,537
                                                                     -----------
                                                                         11,537
                                                                     -----------
OREGON (1.5%)
Oregon GO VRDO                     1.85%      11/7/2001      94,900      94,900
Oregon GO VRDO                     1.90%      11/7/2001      25,700      25,700
Oregon Health Housing Educ. & Cultural Fac. Auth. VRDO
 (Peacehealth)                     2.10%      11/8/2001LOC   13,500      13,500
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)  5.00%       7/1/2002(3)    3,195       3,241
Port Auth. of Portland OR Portland International Airport
 Passenger Fac. Rev. TOB VRDO      2.28%      11/8/2001(2)YY  5,130       5,130
                                                                     -----------
                                                                        142,471
                                                                     -----------
PENNSYLVANIA (5.2%)
Allegheny County PA Hosp. Dev. Auth. Rev. VRDO
 (Presbyterian Univ. Health System)2.10%      11/8/2001(1)    5,860       5,860
Berks County PA IDA VRDO
 (Lutheran Health Care)            2.00%      11/7/2001(2)   20,200      20,200
Chester County PA IDA Rev.
 (Archdiocese of Philadelphia)VRDO 1.95%      11/2/2001LOC   10,900      10,900

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Delaware County PA IDA Airport Fac. Rev. VRDO
 (United Parcel Service)           1.99%      11/2/2001      20,895      20,895
Geisinger Health System Auth. of Pennsylvania VRDO (Penn State
 Geisinger Health System)          1.90%      11/2/2001       4,520       4,520
Lehigh County PA General Purpose Hosp. Auth. Rev. VRDO
 (Lehigh Valley Health Network)    2.04%      11/2/2001(2)    4,200       4,200
Mercersburg Borough PA General Purpose Auth. VRDO
 (Mercersburg College)             2.10%      11/7/2001LOC    9,415       9,415
Pennsylvania COP                   4.90%       7/1/2002(2)   13,665      13,902
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO            2.00%      11/7/2001(2)    3,200       3,200
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO            2.05%      11/7/2001(2)  168,900     168,900
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO            2.15%      11/7/2001(2)   20,000      20,000
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
 (Carnegie Mellon Univ.)           1.90%      11/2/2001      12,300      12,300
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO(Univ. of Pennsylvania
Health System Obligated Group)     2.05%      11/7/2001LOC   37,955      37,955
Pennsylvania Intergovernmental Cooperation Auth. Rev.
 (Philadelphia Funding Program)    6.00%      6/15/2002(3)   25,500      26,002
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)        1.95%      11/2/2001      19,460      19,460
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania, Pooled Capital
 Asset Financial Program)          1.95%      11/7/2001(2)   47,800      47,800
South Fork PA Hosp. Auth. Rev. VRDO
 (Conemaugh Valley Hosp.)          2.04%      11/2/2001(1)   11,510      11,510
Southcentral PA General Auth.
 Rev. VRDO                         2.18%      11/8/2001(2)    5,400       5,400
St. Mary's Hosp. Auth. PA VRDO
 (Catholic Health Initiatives)     2.00%      11/7/2001      12,000      12,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
 (Univ. Capital Project)           1.90%      11/7/2001       9,600       9,600
Washington County PA Higher Educ. VRDO
 (Pooled Equipment Lease Program)  2.05%      11/7/2001LOC    8,750       8,750
                                                                     -----------
                                                                        472,769
                                                                     -----------
PUERTO RICO (1.1%)
Puerto Rico Govt. Dev. Bank CP     2.30%     11/13/2001      43,959      43,959
Puerto Rico TRAN                   3.00%      7/30/2002      55,445      55,770
                                                                     -----------
                                                                         99,729
                                                                     -----------
RHODE ISLAND (0.1%)
Rhode Island Depositors Econ.
 Protection Corp.                  6.95%    8/1/2002(Prere.) 14,250      14,975
                                                                     -----------
SOUTH CAROLINA (0.3%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
 (Amoco Chemical Co. Project)      2.15%      11/2/2001      20,600      20,600
Horry County SC School Dist.
 GO TOB VRDO                       2.18%      11/7/2001YY    11,850      11,850
                                                                     -----------
                                                                         32,450
                                                                     -----------
SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. VRDO (Sioux Valley Hosp.
 & Health System)                  2.20%      11/2/2001      17,090      17,090
                                                                     -----------
TENNESSEE (2.6%)
Chattanooga TN Health, Educ., & Housing Fac.Board Rev. VRDO
 (Student Housing CDFI PHASE I)    2.10%      11/8/2001LOC   60,140      60,140
Knoxville TN GO                    5.00%       6/1/2002      20,000      20,216
Metro. Govt. of Nashville & Davidson
 County TN GO                      6.15%    5/15/2002(Prere.) 8,050       8,358

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Metro. Govt. of Nashville & Davidson County TN Health &
 Educ. Fac. PUT (Vanderbilt Univ.) 3.70%      1/15/2002      25,500      25,500
Metro. Govt. of Nashville & Davidson County TN Industrial Dev. Board VRDO
 (Country Music Hall of Fame)      2.10%      11/8/2001LOC   14,500      14,500
Metro. Govt. of Nashville TN Airport Auth.
 Improvement Refunding VRDO        2.00%     11/7/2001(3)LOC 36,600      36,600
Shelby County TN GO CP             2.05%     11/20/2001       5,000       5,000
Shelby County TN GO CP             2.10%     11/16/2001       3,000       3,000
Shelby County TN GO CP             2.45%     11/13/2001      15,000      15,000
Shelby County TN GO CP             2.45%     11/14/2001       6,000       6,000
Shelby County TN GO VRDO           2.00%      11/7/2001      18,800      18,800
Sumner County TN Capital
 Outlay VRDO                       1.95%      11/7/2001LOC   20,000      20,000
                                                                     -----------
                                                                        233,114
                                                                     -----------
TEXAS (18.1%)
Austin TX Public Improvement Refunding Bonds(Travis & Williamson Counties)
 TOB VRDO                          2.18%      11/8/2001YY     8,880       8,880
Austin TX Public Improvement
 TOB VRDO                          2.16%  11/8/2001(Prere.)YY 6,195       6,195
Board of Regents of the Univ. of Texas System
 Permanent Univ. Fund CP           2.10%     11/16/2001      46,000      46,000
Board of Regents of the Univ. of Texas System
 Rev. Financing System TOB VRDO    2.05%      11/7/2001YY    10,215      10,215
Board of Regents of the Univ. of Texas System
 Rev. Financing System VRDO        1.95%      11/7/2001      18,665      18,665
Carroll TX Independent School Dist.
 Building VRDO                     2.10%      11/8/2001      17,000      17,000
Cypress TX Fairbanks Independent School Dist. Unlimited Tax Schoolhouse
 TOB VRDO                          2.18%      11/8/2001YY     7,915       7,915
Dallas TX Rapid Transit Tax Rev.
 TOB VRDO                          2.05%      11/7/2001(2)YY  9,920       9,920
Dallas-Fort Worth TX Airport CP    2.30%     11/19/2001      30,000      30,000
Dallas-Fort Worth TX Airport CP    2.35%      11/5/2001      40,000      40,000
Dallas-Fort Worth TX Airport CP    2.35%      11/8/2001      30,000      30,000
Dallas-Fort Worth TX International Airport Fac. Improvement
 Corp. VRDO (Learjet Inc. Project) 2.25%      11/8/2001LOC   16,110      16,110
Denton TX Independent School
 Dist. PUT                         2.60%       2/1/2002       8,700       8,700
Greater East Texas Higher Educ. Auth.
 Student Loan Rev. PUT             3.25%       5/1/2002LOCYY 11,000      11,000
Greater East Texas Higher Educ. Auth.
 Student Loan Rev. PUT             3.40%       2/1/2002LOCYY 23,000      23,000
Gulf Coast TX IDA Marine Terminal Rev. VRDO
 (Amoco Oil Co. Project)           2.15%      11/2/2001      12,200      12,200
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)           2.15%      11/2/2001     121,510     121,510
Harris County TX GO CP             2.10%      11/9/2001      12,238      12,238
Harris County TX GO CP             2.10%     11/16/2001      12,610      12,610
Harris County TX Health Care Fac. Dev. Corp. Rev.(Texas Medical
 Center Project) VRDO              2.00%      11/2/2001(1)   37,300      37,300
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)      1.95%      11/2/2001     151,550     151,550
Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO
 (St. Luke's Episcopal Hosp.)      2.18%      11/8/2001YY     5,500       5,500
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)      1.95%      11/2/2001      45,400      45,400
Harris County TX Health Fac. Dev. Corp. Rev. VRDO(Young Men's Christian
 Assoc. of Greater Houston)        2.00%      11/2/2001LOC   10,700      10,700
Harris County TX IDA VRDO
 (Shell Oil Co. Project)           2.00%      11/2/2001      30,800      30,800
Harris County TX Toll Road VRDO    1.90%      11/7/2001      94,625      94,625
Harris County TX Toll Road VRDO    6.30% 8/15/2002(3)(Prere.) 4,470       4,700

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Houston TX GO                      5.80%       3/1/2002       5,080       5,122
Houston TX Independent School Dist.
 GO TOB VRDO                       2.18%      11/8/2001(4)YY 19,205      19,205
Houston TX Public Improvement
 TOB VRDO                          2.18%      11/8/2001YY     3,210       3,210
Houston TX TRAN                    4.00%      6/28/2002     100,000     100,910
Laredo TX Independent School Dist.Texas Unlimited Tax School Building &
 Refunding VRDO                    2.05%      11/7/2001YY    18,905      18,905
Lower Neches Valley Auth. Texas IDR VRDO (Mobil Oil Refinancing
 Corp. Project)                    2.05%      11/2/2001       7,900       7,900
Lower Neches Valley Auth. TX Industrial Corp. Rev. VRDO
 (Exxon Mobil Corp.)               2.05%      11/2/2001      23,700      23,700
North Harris TX Montgomery Community College
 Dist. VRDO                        2.10%      11/8/2001(3)   15,840      15,840
North Texas Higher Educ. Auth. Student
 Loan Rev. VRDO                    2.05%      11/7/2001LOC   50,920      50,920
Pasadena TX Independent School
 Dist. VRDO                        2.10%      11/8/2001      47,000      47,000
Port Auth. of Texas Navigation Dist. Industrial Dev. Corp.
 Air Products & Chemicals VRDO     2.05%      11/7/2001LOC    7,000       7,000
Red River TX Auth. PCR VRDO
 (Southwestern Public Service)     2.20%      11/8/2001(2)   20,000      20,000
Richardson TX Independent School Dist.
 GO VRDO                           2.10%      11/8/2001      29,000      29,000
San Antonio TX CP                  2.40%      11/8/2001       6,500       6,500
South Texas Higher Educ. Auth.VRDO 2.00% n    11/7/2001(1)   16,500      16,500
Southwest Texas Higher Educ. Auth. Inc. VRDO
 (Southern Methodist Univ. Project)1.90%      11/7/2001LOC   38,900      38,900
Tarrant County TX Water Control & Improvement Dist. No. 1 Water Rev.
 TOB VRDO                          2.18%      11/8/2001YY     4,995       4,995
Texas A&M Univ. System Permanent Univ.
 Fund CP                           2.10%      11/7/2001      15,600      15,600
Texas A&M Univ. System Rev. Financing Bonds
 TOB VRDO                          2.18% 11/8/2001(Prere.)YY  5,635       5,635
Texas TOB VRDO                     2.05%      11/7/2001YY   150,000     150,000
Texas TRAN                         3.75%      8/29/2002     230,000     232,288
Travis County TX GO                5.00%       3/1/2002       6,090       6,137
                                                                     -----------
                                                                      1,648,000
                                                                     -----------
UTAH (1.5%)
Central Utah Water Conservancy
 Dist. VRDO                        1.95%      11/7/2001(2)   25,275      25,275
Intermountain Power Agency
 Utah TOB VRDO                     2.18%   11/8/2001(1)YY    37,600      37,600
Salt Lake City UT Rev. VRDO
 (Pooled Hosp. Finance Program)    1.90%      11/7/2001      40,800      40,800
Salt Lake County UT TRAN           3.50%     12/28/2001      12,000      12,016
Utah GO                            5.00%       7/1/2002       8,400       8,527
Utah GO                            5.50%       7/1/2002       4,000       4,075
Weber County UT Hosp. Rev. VRDO
 (IHC Health Services)             1.90%      11/7/2001       7,500       7,500
                                                                     -----------
                                                                        135,793
                                                                     -----------

VERMONT (0.1%)
Vermont Educ. & Health Buildings Agency Rev. PUT
 (Middlebury College Project)      3.05%       5/1/2002       6,330       6,330


VIRGINIA (0.3%)
Montgomery County VA IDA VRDO
 (Virginia Tech Foundation)        2.10%      11/8/2001LOC   22,170      22,170
Virginia Public School Auth.
 TOB VRDO                          2.18%    11/8/2001(4)YY   10,085      10,085
                                                                     -----------
                                                                         32,255
                                                                     -----------
WASHINGTON (2.0%)
Energy Northwest Washington Electric
 Refunding Rev.                    5.25%       7/1/2002(4)   33,890      34,406
Port of Seattle WA TOB VRDO        2.25%      11/8/2001YY     3,500       3,500
Port of Seattle WA TOB VRDO        2.25%   11/8/2001(1)YY     5,255       5,255
Port of Seattle WA VRDO            2.05%      11/7/2001LOC   51,000      51,000
Port of Seattle WA VRDO            2.15%      11/7/2001LOC   76,000      76,000
Washington Higher Educ. Fac. Auth. VRDO
 (Seattle Pacific Project)         2.15%      11/8/2001LOC   12,000      12,000
                                                                     -----------
                                                                        182,161
                                                                     -----------
11

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
TAX-EXEMPT MONEY MARKET FUND      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
WEST VIRGINIA (0.6%)
Putnam County WV Solid Waste Disposal Rev. VRDO(Toyota Manufacturing
 Corp. Project)                    2.00%      11/7/2001      56,700      56,700
                                                                     -----------
WISCONSIN (2.1%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO
 (Univ. of Wisconsin Hosp.)         1.95%    11/7/2001(1)    16,500      16,500
Wisconsin Dept. of Transp. Rev. CP  2.65%    12/11/2001      21,631      21,631
Wisconsin GO CP                     2.15%     11/9/2001      49,895      49,895
Wisconsin GO CP                     2.50%    11/13/2001      12,670      12,670
Wisconsin GO Refunding VRDO         2.05%  11/7/2001(1)YY    18,995      18,995
Wisconsin GO TOB VRDO               2.05%  11/7/2001(4)YY    20,855      20,855
Wisconsin GO TOB VRDO               2.16%  11/8/2001(4)YY     5,000       5,000
Wisconsin GO TOB VRDO               2.18% 11/8/2001(Prere.)YY 6,825       6,825
Wisconsin Health & Educ. Fac. Auth. Rev. VRDO
 (Wheaton Franciscan Services)     2.08%      11/8/2001LOC   38,300      38,300
                                                                     -----------
                                                                        190,671
                                                                     -----------
WYOMING (0.1%)
Sublette County WY PCR VRDO
 (Exxon Project)                   2.00%      11/2/2001       5,900       5,900
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $9,084,522)                                                    9,084,522
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     81,141
Liabilities                                                             (37,617)
                                                                     -----------
                                                                         43,524
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 9,129,048,323 outstanding $.001 par value shares of
 beneficial interest (unlimited authorization)                       $9,128,046
================================================================================
NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================
*See Note A in Notes to Financial Statements.

YYSecurity exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, the aggregate value of these securities was $752,419,000, representing 8.2% of net assets.

For key to abbreviations and other references, see page 88.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                             Amount         Per
                                                              (000)       Share
Paid-in Capital                                          $9,129,066       $1.00
Undistributed Net Investment Income                              --          --
Accumulated Net Realized Losses                              (1,020)         --
Unrealized Appreciation                                          --          --
--------------------------------------------------------------------------------
NET ASSETS                                               $9,128,046       $1.00
================================================================================
12

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Short-Term Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (102.1%)
--------------------------------------------------------------------------------
ALABAMA (1.2%)
Alabama GO                         5.50%      10/1/2002      13,000      13,402
Alabama GO                         5.50%      10/1/2003      14,640      15,519
                                                                     -----------
                                                                         28,921
                                                                     -----------

ALASKA (4.9%)
Alaska Housing Finance Corp.
 (State Capital Project)           5.00%      12/1/2005(1)    8,240       8,856
Alaska Housing Finance Corp.
 (State Capital Project)           5.25%       6/1/2002(1)    7,190       7,317
Alaska Housing Finance Corp.
 (State Capital Project)           5.25%       6/1/2003(1)    7,295       7,616
Alaska Housing Finance Corp.
 (State Capital Project)           5.25%       6/1/2005(1)    3,050       3,277
Alaska Housing Finance Corp.
 Rev. VRDO                         2.08%      11/8/2001(1)   40,000      40,000
Alaska Student Loan Corp.
 Student Loan Rev.                 3.75%       7/1/2004(2)    3,285       3,349
Alaska Student Loan Corp.
 Student Loan Rev.                 3.95%       7/1/2005(2)    3,525       3,596
North Slope Borough AK GO          0.00%       1/1/2002(1)   23,650      23,562
Valdez AK Marine Terminal Rev. VRDO
 (Exxon Pipeline Co. Project)      2.00%      11/2/2001      19,500      19,500
                                                                     -----------
                                                                        117,073
                                                                     -----------
ARIZONA (1.1%)
Arizona School Fac. Board Rev.
 (State School Improvement)        5.25%       7/1/2004       3,500       3,738
Maricopa County AZ Public Finance Corp.
 Lease Rev.                        5.00%       7/1/2003(2)   16,185      16,900
Maricopa County AZ Public Finance Corp.
 Lease Rev.                        5.00%       7/1/2005(2)    5,520       5,918
                                                                     -----------
                                                                         26,556
                                                                     -----------

CALIFORNIA (1.5%)
Chula Vista CA IDR
 (San Diego Gas & Electric)        7.00%      12/1/2005      20,000      22,588
Santa Barbara County CA TRAN       3.25%       8/1/2002      13,250      13,355
                                                                     -----------
                                                                         35,943
                                                                     -----------

COLORADO (1.0%)
Arapahoe County CO Capital Improvement
 Trust Fund Highway Rev.           7.00%    8/31/2005(Prere.)10,000      11,753
Jefferson County CO School Dist.GO 5.00%     12/15/2001(3)    5,800       5,820
Jefferson County CO School Dist.GO 5.00%     12/15/2002(3)    4,500       4,644
                                                                     -----------
                                                                         22,217
                                                                     -----------
CONNECTICUT (1.3%)
Connecticut GO                     6.00%  11/15/2002(Prere.)  7,500       7,950
Connecticut GO                     6.25%  11/15/2002(Prere.)  5,300       5,632
Connecticut GO                     7.00%      3/15/2003       5,000       5,319
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)          5.25%      10/1/2004      11,000      11,823
                                                                     -----------
                                                                         30,724
                                                                     -----------
DELAWARE (0.1%)
Delaware GO 5.00% 4/1/2002 3,000 3,037


DISTRICT OF COLUMBIA (0.8%)
District of Columbia GO            5.10%       6/1/2002       6,445       6,546
District of Columbia Univ. Rev.
 (George Washington Univ.)         5.25%      9/15/2002(1)    4,285       4,401
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2004(1)    3,005       3,196
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2005(1)    4,290       4,611
                                                                     -----------
                                                                         18,754
                                                                     -----------
FLORIDA (3.8%)
Broward County FL Resource Recovery Rev.
 (Wheelabrator-North Project)      5.00%      12/1/2005      12,975      13,740
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
 (Cleveland Clinic Health System)  2.04%      11/2/2001       8,100       8,100
Dade County FL School Board COP    5.00%       8/1/2002(4)    5,795       5,921

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Short-Term Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Dade County FL School Dist. GO     6.00%      7/15/2005(1)    4,000       4,432
Florida Board of Educ. Capital
 Outlay                            5.00%       6/1/2002      10,535      10,713
Florida Board of Educ. Capital
 Outlay                            5.00%       6/1/2005       6,000       6,424
Florida Board of Educ. Capital
 Outlay                            6.50%   6/1/2002(Prere.)   6,200       6,422
Florida Board of Educ. Capital
 Outlay                           6.625%  6/1/2002(1)(Prere.) 5,000       5,183
Florida Board of Educ. Rev.
 (Lottery Rev.)                    5.25%       7/1/2005(3)    3,640       3,937
Jacksonville FL Electric Auth. Rev.
 (St. John River)                  5.00%      10/1/2002      11,910      12,225
Jacksonville FL Electric Auth. Rev. VRDO
 (Electric System)                 2.00%      11/2/2001       6,400       6,400
Palm Beach County FL School Dist.GO5.00%       8/1/2003(1)    5,825       5,988
                                                                     -----------
                                                                         89,485
                                                                     -----------
GEORGIA (2.9%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. VRDO (Univ. of Georgia
 Athletic Assn. Project)           2.05%      11/2/2001      10,000      10,000
Burke County GA Dev. Auth. PCR PUT (Georgia Power Co. Plant
 Vogtle Project)                   4.53%       3/1/2002      10,000      10,057
Burke County GA Dev. Auth. PCR VRDO(Georgia Power Co.
 Plant Vogtle Project)             2.05%      11/2/2001      10,900      10,900
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)          2.05%      11/2/2001(2)    6,405       6,405
Georgia GO                         5.75%       8/1/2003       5,000       5,298
Georgia GO                         6.25%       4/1/2004       5,000       5,426
Metro. Atlanta GA Rapid Transp. Auth.
 Georgia Sales Tax Rev.            6.25%       7/1/2006(1)   10,000      11,321
Monroe County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)          2.05%      11/2/2001(2)    4,000       4,000
Newton County GA School Dist. GO   5.25%       8/1/2002       5,360       5,486
                                                                     -----------
                                                                         68,893
                                                                     -----------
HAWAII (2.7%)
Hawaii Airport System Rev.         5.50%       7/1/2005(3)    7,390       7,923
Hawaii GO                          5.00%      12/1/2001(3)    5,000       5,012
Hawaii GO                          5.00%      10/1/2002(3)    5,845       5,999
Hawaii GO                          5.00%       8/1/2005(3)    3,715       3,982
Hawaii GO                          5.25%       4/1/2003(1)    5,000       5,202
Hawaii GO                          6.00%       3/1/2002(3)    5,000       5,064
Hawaii GO                          6.25%       3/1/2005(3)    5,000       5,512
Hawaii GO                          7.75%       2/1/2002       5,000       5,067
Hawaii Highway Rev.                5.00%       7/1/2002(3)    3,530       3,598
Honolulu HI City & County GO       5.00%      11/1/2001(3)   13,135      13,135
Honolulu HI City & County GO       5.25%      11/1/2003(3)        5           5
Honolulu HI City & County GO       5.25%   11/1/2003(3)(ETM)  2,550       2,700
                                                                     -----------
                                                                         63,199
                                                                     -----------
ILLINOIS (3.9%)
Chicago IL GO                      5.50%       1/1/2002(3)    3,000       3,017
Chicago IL O'Hare International
 Airport Rev.                      5.25%       1/1/2004(2)    1,925       2,024
Chicago IL O'Hare International
 Airport Rev.                      5.25%       1/1/2005(2)    1,085       1,156
Chicago IL O'Hare International
 Airport Rev.                      5.25%       1/1/2006(2)    2,015       2,162
Chicago IL O'Hare International
 Airport Rev.                      5.50%       1/1/2004(2)    2,305       2,416
Chicago IL O'Hare International
 Airport Rev.                      5.50%       1/1/2005(2)    4,180       4,440
Illinois Educ. Fac. Auth. Rev.
 (Univ. of Chicago)                5.70%   12/1/2003(Prere.) 13,875      15,117
Illinois GO                        5.00%       8/1/2002       3,000       3,065
Illinois GO                        5.00%      11/1/2005       6,200       6,648
Illinois GO                        5.25%      12/1/2002       1,780       1,840
Illinois GO                        5.25%       4/1/2004       5,485       5,810
Illinois GO                        5.50%       6/1/2002       5,200       5,302
Illinois GO                        5.50%      12/1/2003       4,255       4,528

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Illinois Regional Transp. Auth.   6.125%     6/1/2002(Prere.) 5,000       5,119
Metro. Pier & Exposition Auth. IL
 Dedicated Sales Tax Rev.          6.50%   6/15/2003(Prere.) 10,020      10,893
Univ. of Illinois Board of Trustees
 COP (Un-integrate Project)        5.25%      10/1/2004(2)    8,840       9,453
Univ. of Illinois Board of Trustees
 COP (Un-integrate Project)        5.25%      10/1/2005(2)    7,925       8,567
                                                                     -----------
                                                                         91,557
                                                                     -----------
INDIANA (1.6%)
Indiana Dev. Finance Auth. Solid Waste Disposal Rev.
 (Waste Management Tenn Project)   3.50%      10/1/2002       4,500       4,498
Indiana Transp. Finance Auth. Airport
 Lease Rev.                        6.25%     11/1/2002(Prere.)5,008       5,313
Indiana Univ. Rev. (Student Fee)   4.00%       8/1/2002      16,730      16,965
Indianapolis IN Local Public
 Improvement                       6.25%       1/1/2002       4,000       4,026
Indianapolis IN Local Public
 Improvement                       6.70%      1/1/2002(Prere.)6,550       6,731
                                                                     -----------
                                                                         37,533
                                                                     -----------
LOUISIANA (1.1%)
Louisiana GO                       5.00%      4/15/2002(2)    3,400       3,445
Louisiana GO                       5.10%       8/1/2002(1)    5,000       5,112
Louisiana GO                       5.50%      4/15/2002(4)    6,160       6,255
Louisiana GO                       5.50%     11/15/2002(3)   10,565      10,932
                                                                     -----------
                                                                         25,744
                                                                     -----------
MASSACHUSETTS (4.9%)
Boston MA BAN                      5.25%       5/1/2002      17,800      18,074
Massachusetts GO                   4.00%       9/1/2003      50,000      51,525
Massachusetts GO                   5.75%       2/1/2005       3,000       3,268
Massachusetts GO                   6.25%       7/1/2002      25,180      25,877
Massachusetts GO VRDO              2.05%      11/2/2001       4,200       4,200
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group) 5.25%       7/1/2002       5,040       5,096
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
 (Fairview Extended Care)          4.55%      7/14/2002(1)    3,250       3,280
Massachusetts Water Resources
 Auth. Rev.                        6.50%     12/1/2001(Prere.)4,300       4,402
                                                                     -----------
                                                                        115,722
                                                                     -----------
MICHIGAN (2.1%)
Michigan Building Auth. Rev.       5.00%     10/15/2005       5,000       5,382
Michigan GAN VRDO                  1.85%      11/7/2001(4)   15,000      15,000
Michigan Muni. Bond Bank Auth. Rev.5.00%      12/1/2002      11,905      12,272
Univ. of Michigan Hosp. Rev. VRDO  2.00%      11/2/2001      16,600      16,600
                                                                     -----------
                                                                         49,254
                                                                     -----------
MINNESOTA (1.4%)
Minneapolis MN GO                  5.00%      12/1/2001      16,210      16,250
Minneapolis MN GO                  5.00%      12/1/2002       5,000       5,157
Minnesota GO                       5.50%       6/1/2002      11,705      11,939
                                                                     -----------
                                                                         33,346
                                                                     -----------
MISSISSIPPI (1.8%)
Mississippi GO                     5.00%      11/1/2002      10,255      10,550
Mississippi GO                     5.25%      10/1/2004      18,445      19,798
Mississippi GO                     5.50%      11/1/2003       3,265       3,469
Mississippi GO                     5.50%      11/1/2004       7,265       7,865
                                                                     -----------
                                                                         41,682
                                                                     -----------
MISSOURI (0.6%)
Missouri Environmental Improvement & Energy Resource Auth. Water PCR
 (Clean Water SRF Program)         5.50%      6/15/2002      14,800      15,104
                                                                     -----------
MONTANA (0.4%)
Forsyth MT PCR PUT
 (Portland General Electric Co.)   4.60%       5/1/2003      10,000      10,234

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Short-Term Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Nebraska (0.8%)
Nebraska Public Power Dist. Rev.   5.00%       1/1/2002      10,000      10,046
Nebraska Public Power Dist. Rev.   5.00%       1/1/2003(1)    5,000       5,155
Nebraska Public Power Dist. Rev.   5.50%       7/1/2002       4,000       4,090
                                                                     -----------
                                                                         19,291
                                                                     -----------
NEVADA (3.8%)
Clark County NV Airport Improvement
 Rev. VRDO                         1.90%      11/7/2001(1)   13,400      13,400
Clark County NV Flood Control GO   5.25%      12/1/2002       7,950       8,138
Clark County NV GO                 5.25%      11/1/2002       6,255       6,448
Clark County NV GO                 6.20%     6/1/2004(Prere.)15,500      17,030
Clark County NV Passenger Fac. Rev.(Las Vegas McCarran
 International Airport)            6.25%       7/1/2004(1)    8,240       8,879
Clark County NV School Dist. VRDO  1.99%      11/2/2001(4)    5,430       5,430
Clark County NV School Dist. VRDO  2.00%      11/2/2001(4)    8,000       8,000
Nevada Highway Improvement Rev.
 (Motor Vehicle Fuel Tax)          5.00%      12/1/2002       8,430       8,692
Nevada Highway Improvement Rev.
 (Motor Vehicle Fuel Tax)          5.25%      12/1/2003       8,820       9,350
Nevada State Colorado River
 Commission GO                     6.50%      7/1/2004(Prere.)5,000       5,550
                                                                     -----------
                                                                         90,917
                                                                     -----------
NEW JERSEY (3.0%)
New Jersey COP                     5.25%      6/15/2002       8,040       8,200
New Jersey COP                     5.25%      6/15/2003       8,460       8,859
New Jersey GO                      5.50%      7/15/2002       5,000       5,121
New Jersey GO                      6.00%      7/15/2005       6,455       7,148
New Jersey Sports & Exposition
 Auth. Rev.                        8.30%       1/1/2005       5,500       6,384
New Jersey Transit Corp.
 Capital GAN                       5.50%       2/1/2004(2)   10,000      10,625
New Jersey Transit Corp.
 Capital GAN                       5.50%       2/1/2006(2)   10,000      10,927
New Jersey Transp. Corp. COP       5.25%      9/15/2004(2)   12,000      12,854
                                                                     -----------
                                                                         70,118
                                                                     -----------
NEW MEXICO (0.4%)
New Mexico Severance Tax Rev.      5.00%       7/1/2002       9,600       9,786
                                                                     -----------
NEW YORK (7.1%)
Erie County NY GO                  5.00%      11/1/2002(3)    2,000       2,058
Long Island Power Auth. NY Electric
 System Rev. VRDO                  1.85%      11/2/2001       3,500       3,500
Metro. New York Transp. Auth. Rev.
 (Transp. Fac.)                   6.375%  7/1/2002(3)(Prere.) 4,000       4,195
Muni. Assistance Corp. for New York
 City NY                           5.00%       7/1/2002       4,500       4,588
New York City NY GO                7.00%    8/1/2002(Prere.)  5,000       5,261
New York City NY GO                7.50%    2/1/2002(Prere.) 17,475      17,935
New York City NY GO                7.50%    8/1/2002(Prere.) 11,770      12,424
New York City NY GO               7.625%    2/1/2002(Prere.) 12,790      13,159
New York City NY GO                7.70%    2/1/2002(Prere.)  3,350       3,447
New York City NY GO VRDO           1.85%      11/7/2001LOC    3,600       3,600
New York City NY Transitional
 Finance Auth. Rev. VRDO           1.85%      11/7/2001      20,000      20,000
New York State COP                 5.00%       3/1/2002      16,230      16,380
New York State Dormitory Auth. Rev.
 (Interfaith Medical Center)       5.25%      2/15/2002       2,565       2,587
New York State Dormitory Auth. Rev. VRDO
 (Sloan-Kettering Cancer Center)   2.00%      11/2/2001LOC    4,500       4,500
New York State Environmental Fac. Rev.
 (Riverbank State Park)           7.375%      4/1/2002(Prere.)5,210       5,210
New York State Local Govt.
 Assistance Corp.                  6.25%     4/1/2002(Prere.)10,000      10,376
New York State Power Auth. Rev.   5.125%      1/1/2003(Prere.)5,870       6,191
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)     5.25%       4/1/2002(3)   10,000      10,133
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)      4.50%       4/1/2002       3,000       3,028

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
New York State Urban Dev. Corp. Rev. (Correctional Fac.
 Service Contract)                 5.00%       1/1/2002       4,350       4,370
Port Auth. of New York & New Jersey5.25%      7/15/2003       8,195       8,548
Triborough Bridge & Tunnel Auth.
 New York Rev. VRDO                1.75%      11/7/2001(4)    3,700       3,700
United Nations Dev. Corp. New
 York Rev.                         6.00%      7/1/2003(Prere.)4,000       4,331
                                                                     -----------
                                                                        169,521
                                                                     -----------
OHIO (6.7%)
Cincinnati OH School Dist. Hamilton
 County TAN                         5.00%     12/1/2001(2)    5,000       5,011
Columbus OH GO                      5.25%    11/15/2002       8,695       8,979
Hamilton County OH Hosp. Fac. Rev. VRDO(Health Alliance
 of Greater Cincinnati)            1.93%      11/7/2001(1)   15,859      15,859
Kent State Univ. OH Rev. VRDO      2.00%      11/7/2001(1)    2,000       2,000
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)    5.00%      10/1/2005       7,220       7,632
Northeast Ohio Regional Sewer
 Dist. Rev.                        6.50% 11/15/2001(2)(Prere.)5,750       5,817
Ohio Air Quality Dev. Auth. PUT
 (Ohio Edison)                     4.85%       2/1/2003       8,000       8,027
Ohio Building Auth. Admin.
 Building Fund                     5.00%      10/1/2004(4)    4,145       4,417
Ohio Common Schools Capital Fac.GO 4.50%      6/15/2003       6,760       6,998
Ohio Higher Educ. Capital Fac. GO  5.00%       2/1/2002       9,200       9,267
Ohio Higher Educ. Capital Fac. GO  5.00%       2/1/2003       6,605       6,826
Ohio Higher Educ. Capital Fac. GO  5.25%      12/1/2005      10,000      10,886
Ohio Higher Educ. Fac. Comm. Rev. VRDO
 (Kenyon College)                  2.05%      11/7/2001       1,200       1,200
Ohio Highway Capital ImprovementsGO5.25%       5/1/2002      22,500      22,858
Ohio Highway Capital Improvements
 Rev. GO                           5.00%       5/1/2005      10,000      10,698
Ohio Housing Finance Agency Rev.   3.95%       9/1/2003       2,515       2,566
Ohio State Univ. General Receipts
 VRDO                              2.00%      11/8/2001      12,050      12,050
Ohio Water Dev. Auth. PCR PUT
 (Ohio Edison Co.)                 5.40%      12/1/2001      10,000      10,018
Ohio Water Dev. PUT
 (Cleveland Electric)              5.35%      10/1/2002       7,000       7,066
                                                                     -----------
                                                                        158,175
                                                                     -----------
OKLAHOMA (0.4%)
Tulsa County OK Independent
 School Dist.                     4.625%       6/1/2003       3,500       3,626
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines)               5.80%      12/1/2004       7,000       6,723
                                                                     -----------
                                                                         10,349
                                                                     -----------
OREGON (1.1%)
Oregon Health, Housing, Educ., & Cultural Fac. Auth. College Housing Project
 PUT (Portland State Univ.)        5.00%       5/1/2003LOC    5,240       5,393
Oregon State Dept. Administrative
 Services                          6.00%       5/1/2002(2)    3,880       3,957
Portland OR Sewer System Rev.      6.00%       6/1/2006(3)   14,720      16,450
                                                                     -----------
                                                                         25,800
                                                                     -----------
PENNSYLVANIA (6.3%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)5.00%       1/1/2002(1)    4,055       4,072
Lehigh County PA General Purpose Hosp. Auth. Rev. VRDO
 (Lehigh Valley Health Network)    2.04%      11/2/2001(2)    4,500       4,500
Pennsylvania GO                    0.00%       7/1/2004(1)    7,500       6,951
Pennsylvania GO                   5.125%      9/15/2002(2)    4,540       4,658
Pennsylvania GO                   5.125%      9/15/2005(2)    3,200       3,458
Pennsylvania GO                    5.25%     11/15/2001(3)   10,000      10,012
Pennsylvania GO                    5.25%     10/15/2003      10,500      11,105
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT
 (St. Joseph's Univ.)              2.80%      11/1/2003LOC   26,250      26,725
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
 (Carnegie Mellon Univ.)           1.90%      11/2/2001      20,900      20,900
Pennsylvania Intergovernmental Cooperation
 Auth. Rev.                        6.80%    6/15/2002(Prere.) 5,050       5,199

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Short-Term Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Philadelphia PA Auth. for IDA Rev.(Philadelphia Airport
 System Project)                   5.25%       7/1/2004(3)    3,580       3,786
Philadelphia PA GO                 5.00%      5/15/2003(3)    5,845       6,081
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)        1.95%      11/2/2001      12,700      12,700
Philadelphia PA Muni. Auth. Rev.   8.625% 11/15/2001(Prere.) 15,500      15,849
Philadelphia PA Water &
 Wastewater Rev.                   5.00%       8/1/2002(2)    4,000       4,085
Pittsburgh PA GO                   5.00%       3/1/2002(1)   10,000      10,096
                                                                     -----------
                                                                        150,177
                                                                     -----------
RHODE ISLAND (3.1%)
Rhode Island Housing & Mortgage Finance
 Corp. PUT                         4.50%      10/1/2003       5,490       5,658
Rhode Island Housing & Mortgage Finance
 Corp. PUT                         5.00%      10/1/2003      10,000      10,398
Rhode Island Housing & Mortgage Finance
 Corp. Rev.                        4.50%       4/1/2003      14,575      14,692
Rhode Island Housing & Mortgage Finance
 Corp. Rev.                        4.50%      3/22/2004      25,000      25,777
Rhode Island Housing & Mortgage Finance
 Corp. Rev.                        5.00%      10/1/2002      16,000      16,375
                                                                     -----------
                                                                         72,900
                                                                     -----------
SOUTH CAROLINA (2.6%)
Greenville County SC School Dist.GO5.25%       3/1/2002      18,000      18,191
South Carolina GO                  5.00%       1/1/2003      12,010      12,392
South Carolina GO                  5.25%       4/1/2004      12,525      13,303
South Carolina Public Service Auth. Rev.
 (Santee Cooper)                   6.50%     7/1/2002(Prere.)10,000      10,493
South Carolina Transp.
 Infrastructure Rev.               5.00%      10/1/2002(1)    6,685       6,861
                                                                     -----------
                                                                         61,240
                                                                     -----------
TENNESSEE (1.8%)
Knoxville TN GO                    5.00%       6/1/2002      20,000      20,327
Memphis TN GO                      5.50%       4/1/2002       4,360       4,422
Memphis-Shelby County TN Airport
 Auth. Rev.                        5.50%       3/1/2005(4)    7,835       8,354
Metro. Govt. of Nashville & Davidson
 County TN GO                      5.00%     10/15/2004       9,940      10,611
                                                                     -----------
                                                                         43,714
                                                                     -----------
TEXAS (17.7%)
Abilene TX Waterworks & Sewer
 Systems GO                        3.84%      2/15/2004       2,500       2,502
Abilene TX Waterworks & Sewer
 Systems GO                        4.03%      2/15/2005       2,475       2,476
Austin TX Travis & Williamson Counties
 Public Improvement GO             5.00%       9/1/2002      16,000      16,382
Austin TX Travis & Williamson Counties
 Public Improvement GO             5.25%       9/1/2004       6,000       6,420
Board of Regents of the Univ. of Texas System
 Permanent Univ. Fund CP           2.05%     11/13/2001       7,000       7,000
Brazos River Auth. TX PCR
 (Texas Utility Electric Co.)      4.80%       4/1/2003      20,000      20,292
Brazos River Auth. TX PCR
 (Texas Utility Electric Co.)      5.05%      6/19/2006       5,000       5,118
Dallas TX Waterworks & Sewer Rev.  7.75%       4/1/2003      10,000      10,745
Dallas-Fort Worth TX International Airport Fac.Improvement Corp. Rev.
 (American Airlines, Inc.)         5.95%      11/1/2003       4,000       3,901
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)           2.15%      11/2/2001         300         300
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Exxon Project)                   2.00%      11/2/2001       3,500       3,500
Harris County TX Flood Control
 Dist.                             0.00%      10/1/2002(1)   10,000       9,798
Harris County TX GO                0.00%      10/1/2002(1)   12,370      12,120
Harris County TX GO                5.75%     12/15/2003       5,160       5,456
Harris County TX Health Care Fac. Dev. Corp. Rev. VRDO
 (Texas Medical Center Project)    2.00%      11/2/2001(1)    3,900       3,900
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)      1.95%      11/2/2001      27,300      27,300
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)      1.95%      11/2/2001      43,500      43,500

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Harris County TX IDA VRDO
 (Shell Oil Co. Project)           2.00%      11/2/2001      20,700      20,700
Harris County TX Toll Road Rev.    6.50% 8/15/2002(2)(Prere.)17,900      18,879
Harris County TX Toll Road VRDO    1.90%      11/7/2001      18,335      18,335
Houston TX GO                      5.00%       3/1/2003      33,500      34,671
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)           4.00%      11/1/2003      20,000      20,012
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)           4.90%      11/1/2001       7,700       7,705
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)           4.95%      11/1/2001      22,500      22,513
Matagorda County TX Navigation Dist. PCR PUT
 (Reliant Energy Inc.)             5.20%      11/1/2002       5,000       5,064
North East TX Independent
 School Dist.                      6.50%      10/1/2002       3,350       3,482
Red River TX Educ. Finance Rev. VRDO
 (Texas Christian Univ. Project)   1.90%      11/7/2001      13,000      13,000
Round Rock TX Independent
 School Dist.                      6.50%       8/1/2002       1,745       1,802
Southwest Texas Higher Educ. Auth. Inc. VRDO
 (Southern Methodist Univ.)        2.05%      11/2/2001LOC   18,100      18,100
Texas Muni. Power Agency Rev.      0.00%       9/1/2005(2)    5,490       4,854
Texas TRAN                         3.75%      8/29/2002      50,000      50,686
                                                                     -----------
                                                                        420,513
                                                                     -----------
VERMONT (0.2%)
Vermont Housing Finance Agency
 Single Family                     4.00%       3/1/2004       5,500       5,591
                                                                     -----------
VIRGINIA (2.5%)
Culpeper County VA School Notes GO 4.65%       9/1/2002       6,400       6,407
Fairfax County VA Public
 Improvement GO                    5.50%       6/1/2002       4,400       4,488
Louisa VA IDA Solid Waste & Sewer Disposal Rev. PUT(Virginia Electric
 & Power Co. Project)              4.90%      3/31/2002       9,000       9,078
Pittsylvania County VA GO          4.00%       6/1/2003       6,500       6,503
Virginia Commonwealth Transp. Board
 Federal Highway Rev.              5.50%      10/1/2003      13,750      14,575
Virginia Public School Auth. Rev.  5.00%       8/1/2002      12,415      12,682
Virginia Public School Auth. Rev.  6.00%       1/1/2002       5,000       5,032
                                                                     -----------
                                                                         58,765
                                                                     -----------
WASHINGTON (1.1%)
King County WA GO                  5.40%      12/1/2002       3,400       3,519
Spokane WA Regional Solid Waste Management
 System Rev.                       6.25%       1/1/2003(2)    7,945       8,272
Washington GO                      5.50%       1/1/2003       9,655      10,008
Washington GO                      7.00%       8/1/2002       4,000       4,143
                                                                     -----------
                                                                         25,942
                                                                     -----------
WEST VIRGINIA (0.2%)
West Virginia State Road GO        5.50%       6/1/2005(4)    5,160       5,610


WISCONSIN (2.0%)
Milwaukee WI GO                    6.00%       2/1/2005       9,300      10,166
Wisconsin GO                       5.50%       5/1/2002       5,560       5,654
Wisconsin GO                       6.00%       5/1/2002      15,500      15,800
Wisconsin GO                       6.00%       5/1/2003       4,000       4,216
Wisconsin GO                       6.30%     5/1/2002(Prere.) 5,000       5,106
Wisconsin Petroleum Inspection
 Fee Rev.                          5.50%       7/1/2002       5,000       5,109
                                                                     -----------
                                                                         46,051
                                                                     -----------
19

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Short-Term Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
WYOMING (2.2%)
Lincoln County WY PCR VRDO
 (Exxon Project)                   2.00%      11/2/2001       8,335       8,335
Wyoming Community Dev. Auth.
 Housing Rev.                      4.75%      12/1/2002      19,355      19,389
Wyoming Community Dev. Auth.
 Housing Rev.                      5.00%       9/1/2002      25,000      25,031
                                                                     -----------
                                                                         52,755
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $2,391,920)                                                    2,422,193
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     46,809
Payables for Investment Securities Purchased                            (90,667)
Other Liabilities                                                        (5,701)
                                                                     -----------
                                                                        (49,559)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $2,372,634
================================================================================
*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 88.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                         Amount
                                                                          (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,342,375
Undistributed Net Investment Income --
Accumulated Net Realized Losses--Note E                                     (14)
Unrealized Appreciation--Note F                                          30,273
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,372,634
================================================================================
Investor Shares--Net Assets

Applicable to 83,679,695 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $1,317,418
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $15.74
================================================================================
Admiral Shares--Net Assets
Applicable to 67,025,183 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $1,055,216
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                          $15.74
================================================================================

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (102.0%)
--------------------------------------------------------------------------------
ALABAMA (1.1%)
Alabama GO                         5.50%      10/1/2002       6,500       6,701
Birmingham AL GO                   5.25%       4/1/2005(4)    5,000       5,335
Huntsville AL Health Care Fac.
 Auth. PUT                         4.65%       6/1/2005(1)   25,560      26,431
                                                                     -----------
                                                                         38,467
                                                                     -----------
ALASKA (2.0%)
Alaska Housing Finance Corp.
 (State Capital Project)           5.50%       6/1/2004(1)    7,245       7,729
North Slope Borough AK GO          0.00%       1/1/2003(1)   19,000      18,461
North Slope Borough AK GO          0.00%      6/30/2004(4)    8,955       8,291
North Slope Borough AK GO          0.00%      6/30/2006(1)   19,250      16,350
North Slope Borough AK GO          0.00%      6/30/2007(1)    8,000       6,462
North Slope Borough AK GO          0.00%      6/30/2008(1)    6,850       5,247
Valdez AK Marine Terminal Rev. VRDO
 (Exxon Pipeline Co. Project)      1.95%      11/2/2001      11,100      11,100
                                                                     -----------
                                                                         73,640
                                                                     -----------
ARIZONA (2.4%)
Arizona Transp. Board Excise
 Tax Rev.                          5.00%       7/1/2002       8,880       9,050
Arizona Transp. Board Excise
 Tax Rev.                          5.00%       7/1/2004      15,165      16,064
Arizona Transp. Board Excise
 Tax Rev.                          6.00%       7/1/2002(2)   15,185      15,576
Arizona Transp. Board Highway
 Rev.                              5.50%       7/1/2004      15,040      16,164
Arizona Transp. Board Highway
 Rev.                              8.00%       7/1/2004       6,300       7,155
Maricopa County AZ Community College Dist.
 Project GO                        5.25%       7/1/2003       8,350       8,760
Mesa AZ Util. System Rev.          5.00%       7/1/2008(1)    6,500       7,031
Phoenix AZ Civic Improvement Corp.
 Wastewater System Rev.           6.125%   7/1/2003(Prere.)  10,000      10,828
                                                                     -----------
                                                                         90,628
                                                                     -----------
CALIFORNIA (3.1%)
California Dept. of Water Resources Water System Rev.
 (Central Valley Project)          8.25%      12/1/2001       4,790       4,814
California Dept. of Water Resources Water System Rev.
 (Central Valley Project)          8.25%      12/1/2002       5,060       5,391
California Dept. of Water Resources Water System Rev.
 (Central Valley Project)          8.25%      12/1/2005       5,685       6,893
California GO                      5.25%       3/1/2006      26,000      28,085
California GO                      5.25%      11/1/2008      10,000      10,869
California GO                      7.50%      11/1/2003(3)    6,000       6,614
California Higher Educ. Loan Auth.
 Student Loan Rev.                 6.50%       6/1/2005       7,000       7,504
Chula Vista CA IDR (San Diego Gas
 & Electric)                       7.00%      12/1/2005      10,000      11,294
East Bay CA Muni. Util. Water
 System Rev.                       5.20%       6/1/2008(1)    5,800       6,116
Los Angeles CA Dept. of Water & Power
 Waterworks Rev.                   9.00%      5/15/2002Y      9,135       9,465
Los Angeles CA Dept. of Water & Power
 Waterworks Rev.                   9.00%      5/15/2003       5,355       5,891
Los Angeles County CA Public Works
 Auth. Rev.                        6.00%      10/1/2003      12,010      12,869
                                                                     -----------
                                                                        115,805
                                                                     -----------
COLORADO (5.2%)
Arapahoe County CO Capital Improvement
 Trust Fund Highway Rev.           0.00%  8/31/2005(Prere.) 406,160     108,641
Arapahoe County CO Capital Improvement
 Trust Fund Highway Rev.           7.00%  8/31/2005(Prere.)  17,000      19,981
Colorado Dept. of Transp. Rev.     5.50%      6/15/2007(1)   18,000      19,919
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.50%       9/1/2006       5,490       5,923
Colorado Springs CO Util.
 System Rev.                       5.25%     11/15/2006       9,265      10,147
Colorado Springs CO Util.
 System Rev.                       5.25%     11/15/2007       5,890       6,460
Denver CO City & County
 Airport Rev.                      5.50%     11/15/2002(2)    3,000       3,091

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Denver CO City & County
 Airport Rev.                      5.50%     11/15/2003(2)    3,000       3,164
Denver CO City & County
 Airport Rev.                      5.50%     11/15/2005(2)    9,375      10,119
Denver CO City & County
 Airport Rev.                      7.50%   11/15/2001(Prere.) 6,080       6,214
                                                                     -----------
                                                                        193,659
                                                                     -----------
CONNECTICUT (1.4%)
Connecticut GO                     5.00%      6/15/2005      13,810      14,824
Connecticut GO                     5.25%      6/15/2007      12,760      13,979
Connecticut GO                     5.25%     12/15/2007       7,370       8,139
Connecticut GO                     6.25%      5/15/2005      10,000      11,137
Connecticut GO                     6.25%      5/15/2005(ETM)     80          89
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)          6.25%      10/1/2002(3)    4,000       4,152
                                                                     -----------
                                                                         52,320
                                                                     -----------
DELAWARE (0.3%)
Delaware GO                        5.00%       1/1/2002       5,085       5,110
Delaware Transp. Auth. Transp.
 System Rev.                       5.40%       7/1/2007       4,630       4,859
                                                                     -----------
                                                                          9,969
                                                                     -----------
DISTRICT OF COLUMBIA (2.1%)
District of Columbia GO            5.00%       6/1/2002(1)    5,710       5,807
District of Columbia GO            5.00%       6/1/2003(1)    5,995       6,242
District of Columbia GO            5.25%       6/1/2007(1)   16,000      17,358
District of Columbia GO            5.30%       6/1/2005(2)   10,900      11,730
District of Columbia GO            5.50%       6/1/2002      15,000      15,277
District of Columbia GO            5.50%       6/1/2008(4)    4,750       5,241
District of Columbia GO            5.80%       6/1/2004(3)    5,480       5,895
District of Columbia GO            5.80%    6/1/2004(3)(ETM)  1,125       1,214
District of Columbia Univ. Rev.
 (George Washington Univ.)         5.50%      9/15/2004(1)    4,000       4,303
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2010(1)    6,145       6,634
                                                                     -----------
                                                                         79,701
                                                                     -----------
FLORIDA (3.8%)
Broward County FL GO               5.00%       1/1/2007       4,650       4,997
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)           4.50%      12/1/2011       5,900       5,769
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)          5.375%      12/1/2010       4,900       5,215
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South Project)     5.375%      12/1/2009       2,000       2,142
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South Project)      5.50%      12/1/2008      22,980      24,822
Dade County FL Water & Sewer System
 Rev. VRDO                         1.90%      11/7/2001(3)    4,590       4,590
Florida Board of Educ. Capital
 Outlay                            5.00%       6/1/2007      20,000      21,583
Florida Board of Educ. Capital
 Outlay                            6.50%       6/1/2004       5,565       6,091
Florida Correctional Privatization
 Comm. COP                         5.25%       8/1/2008(1)    4,335       4,741
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept.
 of Environmental Protection)      6.00%       7/1/2004(2)   10,815      11,741
Jacksonville FL Electric Auth. Rev. VRDO
 (Electric System)                 2.00%      11/2/2001       1,400       1,400
Lakeland FL Electric & Water Rev.  6.30%      10/1/2002(4)    5,000       5,190
Lee County FL School Board COP     6.00%       8/1/2002(4)    2,750       2,829
Miami Beach FL Health Fac. Hosp. Rev.
 (Mt. Sinai Medical Center)        5.50%      5/15/2005       5,000       5,049
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)     6.00%      10/1/2004(1)    1,160       1,267
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)     6.00%   10/1/2004(1)(ETM)  2,815       3,085

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Orlando FL Util. Comm. Water &
 Electric Rev.                     5.00%      10/1/2008       4,835       5,231
Palm Beach County FL Airport
 System Rev.                       5.50%      10/1/2005(1)    8,830       9,643
Palm Beach County FL School
 Dist. GO                          5.00%       8/1/2004(1)    8,715       9,087
Tampa FL Hillsborough County Expressway
 Auth. Rev.                        6.50%       7/1/2003(2)    4,770       5,094
                                                                     -----------
                                                                        139,566
                                                                     -----------
GEORGIA (5.1%)
Atlanta GA Airport Fac. Rev.       0.00%       1/1/2010(1)   10,000       6,530
Atlanta GA Water & Sewer Rev.      5.25%    1/1/2007(Prere.) 15,300      16,789
Burke County GA Dev. Auth. PCR PUT (Georgia Power Co.
 Plant Vogtle Project)             4.45%      12/1/2008      25,000      24,961
Burke County GA Dev. Auth. PCR PUT (Georgia Power Co.
 Plant Vogtle Project)             4.53%       3/1/2002      22,000      22,125
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)          2.05%      11/2/2001(2)    5,800       5,800
Douglas County GA School Dist GO   5.25%       4/1/2004       4,200       4,458
Georgia GO                         5.75%       3/1/2002       5,600       5,669
Georgia GO                         6.00%       7/1/2003       8,300       8,806
Georgia GO                         6.00%       7/1/2007      10,580      11,992
Georgia GO                         7.20%       3/1/2002       3,000       3,051
Georgia GO                         7.25%       7/1/2002       5,620       5,812
Georgia GO                         7.25%       9/1/2002       8,160       8,507
Georgia GO                         7.40%       8/1/2002      12,360      12,846
Metro. Atlanta GA Rapid Transp. Auth.
 Georgia Sales Tax Rev.            6.25%       7/1/2006(1)   10,000      11,321
Newton County GA School Dist. GO   5.25%       8/1/2003       5,765       6,056
Newton County GA School Dist. GO   5.50%       8/1/2004       6,185       6,649
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ. Project)             5.25%       9/1/2008      10,000      10,979
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ. Project)             5.50%      11/1/2006       8,000       8,863
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ. Project)             5.50%      11/1/2007       6,270       6,976
                                                                     -----------
                                                                        188,190
                                                                     -----------
HAWAII (4.1%)
Hawaii Airport System Rev.         5.50%       7/1/2006(3)   10,000      10,796
Hawaii Airport System Rev.         5.50%       7/1/2007(3)   10,000      10,811
Hawaii Airport System Rev.         5.50%       7/1/2009(3)   10,275      11,114
Hawaii Airport System Rev.         6.00%       7/1/2007(3)    6,000       6,632
Hawaii GO                          5.25%       4/1/2004(1)   14,600      15,469
Hawaii GO                          5.50%       4/1/2004(1)   11,920      12,698
Hawaii GO                          5.50%       4/1/2005(1)   13,630      14,747
Hawaii GO                          5.50%       8/1/2007(3)    2,330       2,572
Hawaii GO                          5.50%       8/1/2008(3)    6,755       7,479
Hawaii GO                          5.70%      10/1/2004(1)   10,000      10,839
Hawaii GO                          6.00%       4/1/2003(1)   10,185      10,700
Hawaii GO                          6.00%      11/1/2005(3)    5,000       5,566
Hawaii GO                          6.25%       3/1/2005(3)    8,585       9,463
Hawaii GO                          7.75%       2/1/2002       9,600       9,730
Honolulu HI City & County GO       5.25%      11/1/2003(3)   13,135      13,878
                                                                     -----------
                                                                        152,494
                                                                     -----------
ILLINOIS (6.7%)
Chicago IL GO                      6.25%     10/31/2002(1)    4,250       4,423
Chicago IL O'Hare International
 Airport Rev.                      5.50%       1/1/2006(2)   20,090      21,513
Chicago IL O'Hare International
 Airport Rev.                      5.50%       1/1/2007(2)    3,140       3,371

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines)                 6.10%       5/1/2010      25,000      18,357
Chicago IL Public Building Comm.  5.125%       2/1/2003(3)    7,500       7,758
Chicago IL School Finance Auth.    5.00%       6/1/2003(3)   25,190      26,197
Chicago IL School Finance Auth.    5.10%       6/1/2004(3)   10,000      10,550
Illinois Dev. Finance Auth. PCR PUT
 (Commonwealth Edison)             4.40%      12/1/2006(2)   19,000      19,961
Illinois Dev. Finance Auth. Rev.
 (Provena Health)                  5.50%      5/15/2004(1)    4,740       5,047
Illinois Dev. Finance Auth. Rev.
 (Provena Health)                  5.50%      5/15/2005(1)    2,500       2,697
Illinois Dev. Finance Auth. Rev.
 (Provena Health)                  5.50%      5/15/2006(1)    2,000       2,175
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management Project)        5.85%       2/1/2007       7,185       7,558
Illinois Educ. Fac. Auth. Rev. PUT
 (Univ. of Chicago)                4.40%       7/1/2004       6,225       6,473
Illinois GO                        5.25%       8/1/2003       3,515       3,690
Illinois GO                        5.25%      11/1/2007(3)    8,500       9,285
Illinois GO                        5.25%      11/1/2008(3)    4,000       4,370
Illinois GO                        5.50%      12/1/2004      12,000      12,987
Illinois GO                        5.60%       4/1/2008       4,100       4,410
Illinois Health Fac. Auth. Rev.
 (Advocate Health Care Network)    5.25%      8/15/2005       1,615       1,718
Illinois Health Fac. Auth. Rev.
 (Advocate Health Care Network)    5.25%      8/15/2005(ETM)  2,085       2,259
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)     5.00%       6/1/2003(1)    2,895       3,008
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)     5.00%       6/1/2004(1)    3,080       3,241
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)     5.00%       6/1/2006(1)    4,400       4,692
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)     5.25%       6/1/2007(1)    5,270       5,687
Illinois Health Fac. Auth. Rev. PUT
 (Edgewater Medical Center)        4.70%       7/1/2004LOC   10,850      10,850
Illinois Sales Tax Rev.            5.60%      6/15/2004       4,000       4,295
Illinois Student Assistance Comm.
 Student Loan Rev.                 5.70%       3/1/2006       4,000       4,188
Metro. Pier & Exposition Auth. IL
 Dedicated Sales Tax Rev.          0.00%      6/15/2008(3)    6,670       5,128
Metro. Pier & Exposition Auth. IL
 Dedicated Sales Tax Rev.          0.00%  6/15/2008(3)(Prere.)1,220         941
Metro. Pier & Exposition Auth. IL
 Dedicated Sales Tax Rev.          6.50%    6/15/2003(Prere.)29,455      32,020
                                                                     -----------
                                                                        248,849
                                                                     -----------
INDIANA (0.9%)
Indiana Univ. Rev. (Student Fee)   5.25%       8/1/2004(1)    4,000       4,267
Indiana Univ. Rev. (Student Fee)   5.25%       8/1/2005(1)    1,345       1,452
Indiana Univ. Rev. (Student Fee)   5.25%       8/1/2007(1)    1,000       1,088
Indianapolis IN Airport Auth. Rev. 5.00%       7/1/2004(3)    5,000       5,233
Rockport IN PCR(AEP Generating Co.)4.05%      7/13/2006(2)   21,000      21,386
                                                                     -----------
                                                                         33,426
                                                                     -----------
KANSAS (0.4%)
Kansas Dept.of Transp. Highway Rev.5.50%       9/1/2006       6,000       6,630
Kansas Dept.of Transp. Highway Rev.7.25%       3/1/2006       5,820       6,770
Unified Govt. of Wyandotte County Kansas City KS Util.
 System Improvement Refunding Rev. 5.00%       9/1/2004(1)    2,500       2,660
                                                                     -----------
                                                                         16,060
                                                                     -----------
KENTUCKY (2.9%)
Jefferson County KY GO             0.00%      8/15/2004(4)    3,980       3,679
Jefferson County KY GO             0.00%      8/15/2005(4)    4,780       4,241
Kentucky Property & Building
 Comm. Rev.                        5.50%       8/1/2007       4,550       5,032
Kentucky Property & Building
 Comm. Rev.                        5.50%       8/1/2008       7,500       8,318
Kentucky Property & Building
 Comm. Rev.                        6.00%      11/1/2002       2,000       2,077
Kentucky Property & Building
 Comm. Rev.                        6.00%      10/1/2008      10,000      11,399
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)          5.50%       7/1/2008(2)    5,060       5,606

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)          5.50%       7/1/2009(2)   15,000      16,692
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)          5.75%       7/1/2008(4)   26,760      30,057
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)          6.50%       7/1/2007(2)   18,000      20,753
                                                                     -----------
                                                                        107,854
                                                                     -----------

LOUISIANA (1.3%)
Jefferson Parish LA Sales Tax Dist.
 Special Sales Tax Rev.            5.50%      12/1/2004(4)    5,145       5,575
Jefferson Parish LA Sales Tax Dist.
 Special Sales Tax Rev.            5.50%      12/1/2005(4)    3,790       4,162
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)         5.50%       7/1/2005(4)    5,865       6,358
St. Charles Parish LA PCR PUT
 (Entergy Inc.)                    4.85%       6/1/2002      18,000      18,140
St. Charles Parish LA PCR PUT
 (Entergy Inc.)                    5.35%      10/1/2003      14,775      15,213
                                                                     -----------
                                                                         49,448
                                                                     -----------

MASSACHUSETTS (3.2%)
Massachusetts Dev. Finance Agency Rev. VRDO
 (Brooks School)                   2.05%      11/1/2001(1)    1,800       1,800
Massachusetts Educ. Finance Auth.
 Educ. Loan Rev.                   4.40%      12/1/2005(1)    2,345       2,435
Massachusetts Educ. Finance Auth.
 Educ. Loan Rev.                   4.50%      12/1/2006(1)    2,835       2,950
Massachusetts Educ. Finance Auth.
 Educ. Loan Rev.                   4.55%      12/1/2007(1)    3,815       3,956
Massachusetts GAN                  5.75%     12/15/2008      16,210      18,338
Massachusetts GO                   5.25%      12/1/2007      10,000      11,014
Massachusetts GO                   5.75%      10/1/2008       6,710       7,582
Massachusetts GO                   6.25%       7/1/2002      12,500      12,846
Massachusetts GO VRDO              2.05%      11/8/2001      20,400      20,400
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group) 5.25%       7/1/2004       2,500       2,586
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group) 5.25%       7/1/2005       3,930       4,073
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
 (Fairview Extended Care)          4.55%      7/14/2002(1)    3,350       3,381
Massachusetts Water Resources
 Auth. GO VRDO                     1.95%      11/7/2001(3)   16,400      16,400
Massachusetts Water Resources
 Auth. Rev.                        6.875%    12/1/2001(Prere.)9,945      10,183
                                                                     -----------
                                                                        117,944
                                                                     -----------
MICHIGAN (4.8%)
Greater Detroit MI Resource
 Recovery Auth.                    5.50%     12/13/2001(2)    5,000       5,020
Greater Detroit MI Resource
 Recovery Auth.                    5.50%     12/13/2003(2)   17,995      19,170
Greater Detroit MI Resource
 Recovery Auth.                    5.50%     12/13/2004(2)   12,990      14,082
Michigan Building Auth. Rev.       5.25%     10/15/2003      13,890      14,672
Michigan Building Auth. Rev.       5.25%     10/15/2004      19,885      21,345
Michigan Building Auth. Rev.       5.50%     10/15/2007       9,800      10,866
Michigan Building Auth. Rev.       5.50%     10/15/2008      13,225      14,694
Michigan Building Auth. Rev.       6.50%      10/1/2004      14,500      16,044
Michigan COP(New Center Dev. Inc.)5.375%       9/1/2003       1,300       1,371
Michigan COP(New Center Dev. Inc.)5.375%       9/1/2004       2,190       2,351
Michigan GO                        5.25%      12/1/2005       5,750       6,271
Michigan GO (Environmental
 Protection Program)               6.00%      11/1/2002       4,845       5,033
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center) 5.25%      10/1/2003       2,500       2,638
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center) 5.50%      10/1/2005       6,655       7,288
Michigan Muni. Bond Auth. Rev. Clean
 Water Revolving Fund              5.50%      10/1/2006       7,575       8,376
Michigan Muni. Bond Auth. Rev. Clean
 Water Revolving Fund              5.50%      10/1/2007       9,405      10,445

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Michigan Strategic Fund Fac. Rev.
 (Waste Management Inc. Project)   4.20%       8/1/2004      10,000      10,000
Univ. of Michigan Hosp. Rev. VRDO  2.00%      11/2/2001         600         600
Wayne Charter County MI Airport Rev.
 (Detroit Metro. Wayne County)     5.25%      12/1/2006(1)    6,620       7,117
                                                                     -----------
                                                                        177,383
                                                                     -----------
MINNESOTA (0.9%)
Minneapolis MN Community Dev. Agency
 Tax Increment Rev.                0.00%       9/1/2003(1)    5,875       5,623
Minnesota GO                       5.50%       6/1/2006       8,730       9,611
Minnesota GO                       6.00%       8/1/2004       5,000       5,448
Minnesota GO                       6.00%       8/1/2005       8,255       9,161
Minnesota Public Fac. Water PCR    5.00%       3/1/2002       2,620       2,646
                                                                     -----------
                                                                         32,489
                                                                     -----------
MISSISSIPPI (0.6%)
Jackson County MS Port Fac. VRDO
 (Chevron USA Inc. Project)        2.05%      11/2/2001       5,000       5,000
Mississippi GO                     7.00%       5/1/2004       4,555       5,028
Mississippi Home Corp.
 Single Family Rev.                5.10%      12/1/2022       5,810       5,894
Mississippi State Capital
 Improvements GO                   5.75%      11/1/2007       5,000       5,624
                                                                     -----------
                                                                         21,546
                                                                     -----------
MONTANA (1.0%)
Forsyth MT PCR PUT (Portland
 General Electric Co.)             4.60%       5/1/2003      34,410      35,217
                                                                     -----------
NEBRASKA (0.2%)
Nebraska Public Power Dist. Rev.   6.10%     1/1/2003(Prere.) 5,500       5,853
                                                                     -----------
NEVADA (1.2%)
Clark County NV Airport Improvement
 Rev. VRDO                         1.90%      11/7/2001(1)    2,300       2,300
Clark County NV Airport Improvement
 Rev. VRDO                         1.90%      11/7/2001LOC    1,439       1,439
Clark County NV Flood Control GO   5.00%      11/1/2004       6,570       6,999
Clark County NV Passenger Fac. Rev.(Las Vegas McCarran
 International Airport)            6.25%       7/1/2005(1)    4,310       4,725
Clark County NV School Dist.       5.25%      6/15/2007(4)   12,335      13,441
Clark County NV School Dist.       6.00%      6/15/2003(3)    4,830       5,108
Clark County NV School Dist. VRDO  2.00%      11/2/2001(4)    4,000       4,000
Nevada GO                          5.00%       7/1/2004       5,030       5,331
                                                                     -----------
                                                                         43,343
                                                                     -----------
NEW HAMPSHIRE (1.3%)
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)             4.55%       2/1/2004      36,000      36,817
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)             5.40%      12/1/2002      12,000      12,332
                                                                     -----------
                                                                         49,149
                                                                     -----------
NEW JERSEY (2.1%)
New Jersey Environmental
 Infrastructure Trust              5.50%       9/1/2007       5,960       6,624
New Jersey Environmental
 Infrastructure Trust              5.50%       9/1/2008       6,280       6,997
New Jersey Transit Corp.
 Capital GAN                       5.00%       2/1/2003(2)    6,245       6,278
New Jersey Transp. Corp.
 COP                               5.50%      9/15/2008(2)   25,000      27,756
New Jersey Transp. Trust
 Fund Auth. Rev.                   5.50%      6/15/2007      10,000      11,066
New Jersey Transp. Trust
 Fund Auth. Rev.                   6.00%      6/15/2003(2)    5,000       5,294
New Jersey Transp. Trust
 Fund Auth. Rev.                   6.00%      6/15/2005(2)   10,000      11,051
Passaic Valley NJ Sewer
 System Rev.                       5.70%      12/1/2002(2)    2,475       2,650
Passaic Valley NJ Sewer
 System Rev.                       5.70%      12/1/2003(2)    1,505       1,589
                                                                     -----------
                                                                         79,305
                                                                     -----------

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
NEW MEXICO (0.4%)
Albuquerque NM Water &
 Sewer System Rev.                 5.00%       7/1/2004       4,500       4,770
Hurley NM PCR VRDO(Kennecott Sante Fe Corp.
 Project British Petroleum)        2.05%      11/2/2001       2,550       2,550
New Mexico Educ. Assistance Funding
 Student Loan Rev.                 6.60%       3/1/2005       6,160       6,570
                                                                     -----------
                                                                         13,890
                                                                     -----------

NEW YORK (6.6%)
Hempstead Town NY IDA Resource Recovery
 (American Fuel Co.)               4.40%      12/1/2001(1)    6,810       6,823
Muni. Assistance Corp. for
 New York City NY                  5.50%       7/1/2002       5,500       5,625
Muni. Assistance Corp. for
 New York City NY                  5.75%       7/1/2003       6,020       6,355
Muni. Assistance Corp. for
 New York City NY                  6.00%       7/1/2004       9,500      10,311
Muni. Assistance Corp. for
 New York City NY                  6.00%       7/1/2005      10,370      11,453
Nassau County NY GO                7.00%       3/1/2002      13,965      14,162
Nassau County NY GO                7.00%       3/1/2003       7,000       7,364
New York City NY GO                7.50%       2/1/2004       5,250       5,397
New York City NY GO                8.00%       8/1/2003       7,500       8,172
New York City NY IDA (USTA National
 Tennis Center Project)            7.75%     11/15/2001(4)    4,380       4,389
New York City NY IDA (USTA National
 Tennis Center Project)            7.75%     11/15/2002(4)    3,100       3,275
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO            1.95%      11/2/2001(3)    7,000       7,000
New York State COP Commission
 General Services                  5.00%       9/1/2002       4,050       4,143
New York State Dormitory Auth. Rev.
 (Bronx/Lebanon Hosp.)             5.00%      2/15/2002       5,000       5,039
New York State Dormitory Auth. Rev.
 (Brookdale Hosp.)                 5.00%      2/15/2002       5,445       5,488
New York State Dormitory Auth. Rev.
 (Brookdale Hosp.)                 5.50%      2/15/2004       6,040       6,393
New York State Dormitory Auth. Rev.
 (North General Hosp.)             5.00%      2/15/2002       4,710       4,747
New York State Dormitory Auth. Rev.
 (North General Hosp.)             5.50%      2/15/2003       4,945       5,131
New York State Dormitory Auth. Rev.
 (Presbyterian Hosp.)              5.50%      2/15/2004(2)    4,500       4,777
New York State Dormitory Auth. Rev.
 (State Univ.)                     5.25%      5/15/2003       6,255       6,514
New York State Dormitory Auth. Rev.
 (State Univ.)                     5.50%      5/15/2003       5,300       5,541
New York State Energy Research & Dev. Auth. PCR PUT(Central Hudson Gas
 & Electric Corp.)                 4.20%      12/1/2003(2)    7,390       7,599
New York State Environmental
 Fac. PCR                          5.50%      6/15/2003(1)    3,000       3,153
New York State Environmental Fac. Rev.(Clean Water & Drinking
 Revolving Funds)                  5.00%      6/15/2004       4,000       4,243
New York State Housing Finance Agency Rev.(Nursing Home &
 Health Care Project)              4.40%      11/1/2004(1)    8,680       9,100
New York State Housing Finance Agency Rev.(Nursing Home &
 Health Care Project)              4.50%      11/1/2005(1)    6,830       7,211
New York State Housing Finance Agency Rev.(Nursing Home &
 Health Care Project)              4.60%      11/1/2006(1)    4,275       4,537
New York State Power Auth. Rev.    5.50%     11/15/2007      13,565      15,077
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)     6.00%       4/1/2002(1)   11,965      12,160
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)     6.00%       4/1/2004(1)   11,195      12,072
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)     6.25%       4/1/2004(1)   10,185      11,043
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)      5.00%       4/1/2004       8,570       9,005
Suffolk County NY Water Auth.
 Water System Rev.                 5.25%  6/1/2004(2)(Prere.)10,000      10,743
                                                                     -----------
                                                                        244,042
                                                                     -----------
NORTH CAROLINA (0.7%)
Mecklenburg County NC GO           5.90%       3/1/2005       4,075       4,176
North Carolina Muni. Power Agency  8.00%       1/1/2006(2)   18,000      21,244
                                                                     -----------
                                                                         25,420
                                                                     -----------

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
OHIO (5.4%)
Butler County OH Transp. Improvement
 Dist. Rev.                        5.00%       4/1/2003(4)    3,000       3,113
Cleveland OH Airport System Rev.   5.50%       1/1/2008(4)    8,070       8,698
Cleveland OH Water Works Rev.      6.25%  1/1/2002(2)(Prere.) 4,245       4,359
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)    5.00%      10/1/2006       5,000       5,292
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)    5.25%      10/1/2007       5,000       5,340
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)    5.25%      10/1/2008       6,945       7,391
Ohio Air Quality Dev. Auth. PCR PUT
 (Cleveland Electric)              4.60%      10/1/2003       4,500       4,519
Ohio Common Schools Capital
 Fac. GO                           5.75%      6/15/2005       5,810       6,371
Ohio GO                            0.00%       9/1/2007       5,000       4,033
Ohio Higher Educ. Capital Fac. GO  5.75%       5/1/2007       6,930       7,730
Ohio Highway Capital Improvements  5.50%       5/1/2006      22,500      24,712
Ohio Housing Finance Agency Rev.  5.625%       3/1/2032       5,000       5,331
Ohio Major New State
 Infrastructure Project            4.75%      6/15/2003       2,000       2,070
Ohio State Higher Educ.
 Capital Fac. GO                   5.50%      12/1/2007      24,500      27,234
Ohio Turnpike Comm. Turnpike Rev.  5.75%   2/15/2004(Prere.) 14,250      15,511
Ohio Water Dev. Auth. PCR PUT
 (Cleveland Electric)              4.60%      10/1/2003      12,255      12,306
Ohio Water Dev. Auth. PCR PUT
 (Cleveland Electric)              5.58%      6/15/2004      21,700      22,181
Ohio Water Dev. Auth. PCR PUT
 (Ohio Edison Co.)                 5.40%      12/1/2001      20,000      20,035
Ohio Water Dev. Auth. PCR PUT
 (Toledo Edison)                   5.25%       9/1/2002      10,000      10,126
Ohio Water Dev. Auth. Water PCR    5.25%      12/1/2009       3,625       3,993
                                                                     -----------
                                                                        200,345
                                                                     -----------
OKLAHOMA (0.4%)
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines)               5.80%      12/1/2004      15,000       14,408
                                                                     -----------
OREGON (1.5%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)            5.50%       5/1/2005       7,000       7,541
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)            5.50%       5/1/2007       6,000       6,542
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)  5.00%       7/1/2003(3)    5,035       5,222
Portland OR Rev. Limited Tax GO    4.25%     12/15/2004      35,175      35,753
                                                                     -----------
                                                                         55,058
                                                                     -----------
PENNSYLVANIA (4.3%)
Beaver County PA IDA PCR PUT
 (Ohio Edison Project)             4.65%       6/1/2004      10,000      10,043
Beaver County PA IDA PCR PUT
 (Toledo Edison)                   4.85%       6/1/2004       3,000       3,027
Delaware County PA IDA PCR PUT
 (PECO Energy Co. Project)         5.20%      10/1/2004      11,000      11,443
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                   5.50%       1/1/2002       1,865       1,869
Geisinger Health System Auth. of Pennsylvania VRDO(Penn State Geisinger
 Health System)                    1.90%      11/2/2001       2,300       2,300
Lehigh County PA General Purpose Hosp. Auth. Rev. VRDO
 (Lehigh Valley Health Network)    2.04%      11/2/2001(1)    4,495       4,495
Lehigh County PA General Purpose Hosp. Auth. Rev. VRDO
 (Lehigh Valley Health Network)    2.04%      11/2/2001(2)    2,700       2,700
Pennsylvania GO                    5.00%       3/1/2003       6,250       6,478
Pennsylvania GO                    5.25%     10/15/2004      13,850      14,896
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Allegheny/Delaware Valley)       5.00%     11/15/2002(1)    7,990       8,210
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
 (Carnegie Mellon Univ.)           1.90%      11/2/2001       1,400       1,400
Pennsylvania Intergovernmental
 Cooperation Auth. Rev.            5.00%      6/15/2003(3)    5,000       5,213
Pennsylvania Turnpike Comm. Rev.   5.60%      12/1/2005(3)    6,575       6,926

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Philadelphia PA Gas Works Rev.     7.00%       7/1/2002(8)    4,035       4,164
Philadelphia PA GO                5.125%      5/15/2003(3)    8,000       8,332
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)         5.00%      5/15/2002(2)    2,905       2,948
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)         5.50%      5/15/2003(2)    1,425       1,491
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)        1.95%      11/2/2001      14,200      14,200
Philadelphia PA IDA Rev. (Philadelphia Airport
 System Project)                   4.50%       7/1/2002(3)    2,205       2,234
Philadelphia PA IDA Rev. (Philadelphia Airport
 System Project)                   5.00%       7/1/2006(3)    3,700       3,917
Philadelphia PA IDA Rev. (Philadelphia Airport
 System Project)                   5.25%       7/1/2007(3)    3,905       4,208
Philadelphia PA IDA Rev. (Philadelphia Airport
 System Project)                   5.25%       7/1/2009(3)    4,085       4,400
Philadelphia PA IDA Rev. (Philadelphia Airport
 System Project)                   5.50%       7/1/2005(3)    3,775       4,069
Philadelphia PA IDA Rev. (Philadelphia Airport
 System Project)                   6.00%      6/15/2005(3)    4,835       5,258
Philadelphia PA School Dist. GO    5.25%       3/1/2004(1)    9,150       9,682
Philadelphia PA Water & Waste
 Water Rev.                        6.25%       8/1/2002(1)    5,450       5,616
Pittsburgh PA GO                   5.00%       3/1/2003(1)    5,000       5,176
South Fork PA Hosp. Auth. Rev. VRDO
 (Conemaugh Valley Hosp.)          2.04%      11/2/2001(1)    4,785       4,785
                                                                     -----------
                                                                        159,480
                                                                     -----------
RHODE ISLAND (1.0%)
Rhode Island GO                    6.00%       8/1/2003(1)    9,665      10,276
Rhode Island GO                    6.00%       8/1/2004(1)   11,345      12,349
Rhode Island Housing & Mortgage
 Finance Corp. PUT                 5.00%      10/1/2003      15,000      15,597
                                                                     -----------
                                                                         38,222
                                                                     -----------
SOUTH CAROLINA (1.2%)
South Carolina GO                  5.10%       2/1/2004       3,940       4,043
South Carolina GO                  5.50%       4/1/2008      14,515      16,091
South Carolina GO                  5.75%       1/1/2006       5,000       5,510
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)        5.75%     12/15/2001       1,470       1,473
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)        6.70%     12/15/2006       2,640       2,798
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)        7.00%     12/15/2004       3,245       3,440
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)        7.00%     12/15/2005       3,500       3,732
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)        7.00%     12/15/2007       5,265       5,663
                                                                     -----------
                                                                         42,750
                                                                     -----------
South Dakota (0.4%)

South Dakota Health & Educ. Fac. Auth. (Sioux Valley Hospitals
 & Health System)                  4.85%       5/1/2006      15,000      15,251
                                                                     -----------
TENNESSEE (0.8%)
Johnson City TN Health & Educ. Rev.
 (Johnson City Medical Center)     5.00%       7/1/2005(1)    4,265       4,573
Metro. Govt. of Nashville &
 Davidson County TN GO             5.25%     10/15/2007      20,470      22,473
Metro. Govt. of Nashville & Davidson County TN IDR
 (Waste Management Team Project)   4.10%       8/1/2004       3,500       3,494
                                                                     -----------
                                                                         30,540
                                                                     -----------
TEXAS (14.6%)
Abilene TX Waterworks & Sewer
 Systems GO                        4.18%      2/15/2006       2,500       2,501
Abilene TX Waterworks & Sewer
 Systems GO                        4.36%      2/15/2007       2,500       2,501

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Abilene TX Waterworks & Sewer
 Systems GO                        4.50%      2/15/2008       2,500       2,501
Austin TX Combined Util.
 System Rev.                      5.375%     11/15/2005       6,495       6,816
Austin TX Combined Util.
 System Rev.                       5.60% 5/15/2005(1)(Prere.)15,000      16,363
Austin TX Travis & Williamson Counties
 Public Improvement GO             5.25%       9/1/2005      10,000      10,824
Brazos River Auth. TX PCR
 (Texas Utility Electric Co.)      4.95%       4/1/2004      11,000      11,243
Brazos River Auth. TX PCR
 (Texas Utility Electric Co.)      5.05%      6/19/2006       5,000       5,118
Brazos River Auth. TX PCR
 (Texas Utility Electric Co.)      5.40%       5/1/2006      20,000      20,742
Central Texas Higher Educ. Auth.   5.50%      12/1/2005       5,000       5,340
Dallas-Fort Worth TX International Airport Fac. Improvement Corp. Rev.
 (American Airlines, Inc.)         5.95%      11/1/2003      24,300      23,700
Dallas-Fort Worth TX Regional
 Airport Rev.                      7.80%      11/1/2004(3)    4,655       5,290
El Paso County TX Hosp. Dist. GO   0.00%      8/15/2002(1)    2,260       2,221
El Paso County TX Hosp. Dist. GO   0.00%      8/15/2003(1)    2,260       2,163
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)           2.15%      11/2/2001       1,500       1,500
Harris County TX GO                0.00%      8/15/2007(3)    5,000       4,023
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)      1.95%      11/2/2001      21,300      21,300
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                 5.00%       7/1/2002      11,680      11,850
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                 5.00%       7/1/2003      12,250      12,639
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.)      5.25%      2/15/2007       3,000       3,192
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.)      5.25%     2/15/2008        2,500       2,655
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)      1.95%     11/2/2001        1,100       1,100
Harris County TX Health Fac. Dev. Corp. Rev. VRDO (Young Men's Christian
 Assoc. of Greater Houston)        2.00%     11/2/2001LOC     3,400       3,400
Harris County TX IDA VRDO
 (Shell Oil Co. Project)           2.00%      11/2/2001       3,700       3,700
Harris County TX Toll Road Rev.   6.125%    8/15/2004(Prere.) 6,375       7,098
Harris County TX Toll Road Rev.    6.50% 8/15/2002(2)(Prere.) 5,765       6,080
Houston TX Airport System Rev.     6.00%       7/1/2008(4)    6,385       7,070
Houston TX GO                      5.00%       3/1/2004      12,000      12,620
Houston TX GO                      5.30%      4/1/2005(Prere.)6,055       6,522
Houston TX GO                      5.50%       3/1/2004       8,620       9,162
Houston TX GO                      5.90%      3/1/2002(Prere.)  980         992
Houston TX GO                      5.90%       3/1/2003       2,495       2,524
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)      6.00%       7/1/2002(4)    2,250       2,309
Houston TX Independent School Dist.0.00%      2/15/2006       4,000       3,443
Houston TX Water & Sewer
 System Rev.                       0.00%      12/1/2006(2)    5,000       4,187
Houston TX Water & Sewer
 System Rev.                       5.50%      12/1/2007(4)   12,500      13,859
Houston TX Water & Sewer
 System Rev.                       6.20%    12/5/2005(Prere.) 9,075      10,216
Houston TX Water & Sewer
 System Rev.                       6.40%      12/1/2009       7,465       7,925
Lewisville TX Combination Contract Rev. Special Assessment
 (Castle Hills)                   4.125%      11/1/2006       2,750       2,761
Lewisville TX Independent
 School Dist.                      6.55%      8/15/2003(ETM)  5,000       5,377
Lower Colorado River Auth.
 Texas Rev.                        0.00%       1/1/2004(ETM)  3,000       2,823
Lower Neches Valley Auth. Texas Ind. Corp. Rev. VRDO
 (Exxon Mobil Corp.)               1.95%      11/2/2001       6,600       6,600
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)      5.00%       7/1/2003       6,505       6,730
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)      5.00%       7/1/2004       5,940       6,197

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)      5.00%       7/1/2005(4)    7,610       8,077
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)           4.90%      11/1/2001      15,000      15,009
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)           4.95%      11/1/2001      14,000      14,008
Matagorda County TX Navigation Dist. PCR PUT
 (Reliant Energy Inc.)             5.20%      11/1/2002      27,000      27,347
Matagorda County TX Navigational
 Dist.                             4.55%      11/1/2029      38,970      38,989
North East TX Independent
 School Dist.                      6.50%      10/1/2005       4,075       4,597
North East TX Independent
 School Dist.                      6.50%      10/1/2006       4,350       4,981
San Antonio TX GO                  5.40%      8/1/2002(Prere.)  725         743
San Antonio TX GO                  5.40%       8/1/2004       6,770       6,914
San Antonio TX Independent
 School Dist.                      6.00%      8/15/2004       4,165       4,535
Southwest Texas Higher Educ. Auth. Inc. VRDO
 (Southern Methodist Univ.)        2.05%      11/2/2001LOC    4,200       4,200
Spring Branch TX Independent
 School Dist. GO                   0.00%       2/1/2005       5,725       5,156
Spring Branch TX Independent
 School Dist. GO                   0.00%       2/1/2006       5,710       4,921
Texas A&M Univ. Rev.
 Financing System                  6.00%      5/15/2004       7,665       8,283
Texas Muni. Power Agency Rev.      5.25%       9/1/2004(1)    5,300       5,585
Texas Muni. Power Agency Rev.      5.80%       9/1/2003(1)    6,750       7,074
Texas Public Building Auth. Building
 Rev. Capital Appreciation         0.00%    8/1/2007(1)(ETM) 10,000       8,109
Texas State GO Public Finance Auth.5.00%       8/1/2004       4,735       4,923
Texas State GO Public Finance Auth.5.00%       8/1/2005       3,405       3,523
Texas State GO Public Finance Auth.5.50%      10/1/2006       4,000       4,410
Texas TOB VRDO                     2.05%      11/7/2001YY    40,000      40,000
Univ. of Texas Permanent
 Univ. Fund Rev.                   6.10%       7/1/2004      11,555      11,844
                                                                     -----------
                                                                        540,405
                                                                     -----------
UTAH (1.3%)
Intermountain Power Agency
 Utah Power Supply Rev.            0.00%       7/1/2002       7,825       7,705
Intermountain Power Agency
 Utah Power Supply Rev.            0.00%       7/1/2002(2)    8,490       8,365
Salt Lake County UT GO             5.50%     12/15/2007       5,870       6,539
Utah GO                            5.50%       7/1/2003      20,000      21,050
Utah Muni. Finance Coop.
 Local Govt. Rev.                  0.00%       3/1/2011(4)    6,000       4,015
                                                                     -----------
                                                                         47,674
                                                                     -----------
VIRGINIA (1.1%)
Louisa VA IDA Solid Waste & Sewer Disposal Rev. PUT(Virginia Electric
 & Power Co. Project)              4.90%      3/31/2002       5,000       5,043
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2006       4,745       5,086
Virginia Commonwealth Transp. Board
 Federal Highway Rev.              5.75%      10/1/2007       8,150       9,154
Virginia Commonwealth Transp. Board Transp. Rev.
 (U.S. Route 58 Corridor)          5.25%      5/15/2003       4,650       4,861
Virginia Port Auth. Rev.           4.75%       7/1/2004       8,210       8,590
Virginia Public School Auth. Rev.  5.25%       8/1/2008       6,950       7,623
                                                                     -----------
                                                                         40,357
                                                                     -----------
WASHINGTON (2.7%)
Energy Northwest WA Electric Refunding Rev.
 (Project No. 1)                   5.50%       7/1/2003       6,405       6,719
Energy Northwest WA Electric Refunding Rev.
 (Project No. 1)                   5.50%       7/1/2004(4)    5,600       5,999
King & Snohomish Counties WA School
 Dist. No. 417 Northshore GO       6.30%  6/1/2004(1)(Prere.) 4,100       4,480
King County WA School Dist.        6.30% 12/1/2003            5,375       5,649
King County WA Sewer GO            6.25%  1/1/2004(Prere.)   10,000      10,962
Port of Seattle WA Passenger Fac.
 Charge Rev.                       5.00%      12/1/2003(2)    7,110       7,432
Port of Seattle WA Passenger Fac.
 Charge Rev.                       5.00%      12/1/2004(2)    7,465       7,865

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
Limited-Term Tax-Exempt Fund      Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Spokane WA Regional Solid Waste Management
 System Rev.                       6.25%       1/1/2004(2)    8,440       9,002
Spokane WA Regional Solid Waste Management
 System Rev.                       6.25%       1/1/2005(2)    8,975       9,767
Spokane WA Regional Solid Waste Management
 System Rev.                       6.50%       1/1/2007(2)    8,650       9,740
Washington GO                     5.625%       5/1/2004(Prere.)  85          91
Washington GO                     5.625%       5/1/2008       4,915       5,191
Washington GO                      6.00%       7/1/2005       6,500       7,179
Washington GO                      6.50%       7/1/2002       5,035       5,180
Washington Motor Vehicle Fuel Tax  6.50%       9/1/2003       4,635       4,977
                                                                     -----------
                                                                        100,233
                                                                     -----------
WEST VIRGINIA (0.5%)
West Virginia GO                   0.00%      11/1/2005(3)    3,850       3,392
West Virginia GO                   0.00%      11/1/2006(3)    6,850       5,767
West Virginia State Road GO        5.50%       6/1/2007(4)    5,000       5,516
West Virginia State Road GO        5.50%       6/1/2008(4)    3,000       3,320
                                                                     -----------
                                                                         17,995
                                                                     -----------
WISCONSIN (1.0%)
Milwaukee WI Metro. Sewer Dist. GO 6.25%      10/1/2004      10,000      10,980
Wisconsin GO                      6.125%      11/1/2006       7,210       8,160
Wisconsin GO                       7.00%       5/1/2004       6,145       6,773
Wisconsin Petroleum Inspection
 Fee Rev.                          6.00%       7/1/2004      10,500      11,354
                                                                     -----------
                                                                         37,267
                                                                     -----------
WYOMING
Lincoln County WY PCR VRDO
 (Exxon Project)                   2.00%      11/2/2001       1,000       1,000
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $3,672,520)                                                    3,776,642
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     62,781
Payables for Investment Securities Purchased                           (129,679)
Other Liabilities                                                        (7,477)
                                                                     -----------
                                                                        (74,375)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $3,702,267
================================================================================
*See Note A in Notes to Financial Statements.

YSecurities with a value of $1,036,000 have been segregated as initial margin for open futures contracts.

YYSecurity exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, the value of this security was $40,000,000, representing 1.1% of net assets.

For key to abbreviations and other references, see page 88.

--------------------------------------------------------------------------------
                                                                         Amount
                                                                          (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,606,284
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses--Note E                                  (6,930)
Unrealized Appreciation (Depreciation)--Note F
 Investment Securities                                                  104,122
 Futures Contracts                                                       (1,209)
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,702,267
================================================================================
Investor Shares--Net Assets
Applicable to 193,760,827 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $2,130,167
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $10.99
================================================================================
Admiral Shares--Net Assets
Applicable to 142,998,764 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $1,572,100
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                          $10.99
================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.6%)
--------------------------------------------------------------------------------------------------------------
Alabama (0.4%)
Alabama GO                                                       5.25%     6/1/2012             5,105    5,570
Alabama GO                                                       5.25%     6/1/2013             5,105    5,524
Alabama GO                                                       5.25%     6/1/2014             5,155    5,524
Alabama GO                                                       5.25%     6/1/2015             3,455    3,666
Huntsville AL Health Care Fac. Auth. PUT                         4.65%     6/1/2005(1)         21,225   21,949
                                                                                                     ---------
                                                                                                        42,233
                                                                                                     ---------
Alaska (0.4%)
Anchorage AK Electric Rev.                                       8.00%    12/1/2011(1)          5,395    7,129
Matanuska-Susitna Borough AK GO                                  5.50%     3/1/2012(3)          6,000    6,685
North Slope Borough AK GO                                        0.00%    6/30/2010(1)          8,000    5,547
Valdez AK Marine Terminal Rev. VRDO
  (Exxon Pipeline Co. Project)                                   1.95%    11/2/2001            11,500   11,500
Valdez AK Marine Terminal Rev. VRDO
  (Exxon Pipeline Co. Project)                                   2.00%    11/2/2001            15,000   15,000
                                                                                                     ---------
                                                                                                        45,861
                                                                                                     ---------
Arizona (1.9%)
Arizona GO                                                      7.375%     7/1/2013             4,500    5,798
Arizona School Fac. Board Rev. State School Improvement          5.50%     7/1/2014            11,030   12,214
Arizona School Fac. Board Rev. State School Improvement          5.50%     7/1/2015             4,000    4,396
Arizona School Fac. Board Rev. State School Improvement          5.50%     7/1/2016             5,500    5,994
Arizona Transp. Board Excise Tax Rev.                            6.00%     7/1/2005(2)         18,885   20,893
Arizona Transp. Board Highway Rev.                               6.00%     7/1/2010            25,000   28,828
Arizona Transp. Board Highway Rev.                               8.75%     7/1/2003            10,000   11,037
Maricopa County AZ COP                                           6.00%     6/1/2004             4,060    4,174
Maricopa County AZ Rev. (Samaritan Health Service)               7.15%    12/1/2004(1)          9,900   10,786
Maricopa County AZ Rev. (Samaritan Health Service)               7.15%    12/1/2005(1)          6,080    6,599
Maricopa County AZ Unified School Dist.                          0.00%     1/1/2007(3)          6,000    4,962
Mesa AZ GO                                                       5.70%     7/1/2003(1)(Prere.)  5,600    5,998
Phoenix AZ Civic Improvement Corp. Airport Rev.                  5.25%     7/1/2009(4)          4,795    5,200
Phoenix AZ Civic Improvement Corp. Airport Rev.                  5.25%     7/1/2010(4)          2,500    2,694
Phoenix AZ Civic Improvement Corp. Airport Rev.                  5.25%     7/1/2011(4)          3,000    3,217
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.       5.375%     7/1/2012(3)          9,645   10,666
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.       5.375%     7/1/2013(3)          5,000    5,500
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.       5.375%     7/1/2014(3)          6,820    7,417
Phoenix AZ Civic Improvement Corp. Water System Rev.             5.95%     7/1/2006(Prere.)     6,600    7,408
Phoenix AZ GO                                                    7.50%     7/1/2008             5,000    6,108
Phoenix AZ Highway Rev. GO                                       9.25%     7/1/2007             4,000    5,165
Tucson AZ Unified School Dist.                                   7.50%     7/1/2006(3)          8,840   10,479
Tucson AZ Unified School Dist.                                   7.50%     7/1/2007(3)          8,000    9,656
                                                                                                     ---------
                                                                                                       195,189
                                                                                                     ---------
California (7.0%)
Anaheim CA Public Finance Auth. Rev.                             6.00%     9/1/2009(4)          2,000    2,334
California Dept. of Veteran Affairs Rev.                         5.45%    12/1/2019(2)         12,120   12,904
California Dept. of Water Resources Water System Rev.
  (Central Valley Project)                                       8.25%    12/1/2003             5,000    5,612
California Dept. of Water Resources Water System Rev.
  (Central Valley Project)                                       8.25%    12/1/2004             5,545    6,482
California GO                                                    5.70%     8/1/2004(Prere.)    16,500   18,381
California GO                                                    5.70%     8/1/2007             1,000    1,074
California GO                                                    5.75%     8/1/2004(3)(Prere.) 14,145   15,776
California GO                                                    5.75%     8/1/2008(3)            855      937
California GO                                                    6.30%     9/1/2010             4,000    4,671

34

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
California GO                                                    6.75%     6/1/2004            13,165   14,448
California GO                                                    7.00%    10/1/2005(1)          5,000    5,782
California GO                                                    7.10%     6/1/2005            12,495   14,182
California GO                                                   11.00%     3/1/2006            13,185   17,134
California Health Fac. Finance Auth. (Catholic Healthcare West)  6.25%     7/1/2004(1)          4,515    4,948
California Health Fac. Finance Auth. (Catholic Healthcare West)  6.25%     7/1/2005(1)          5,875    6,598
California Health Fac. Finance Auth. (Catholic Healthcare West)  6.25%    7/1/2006(1)           5,000    5,726
California Health Fac. Finance Auth. (Catholic Healthcare West)  6.25%     7/1/2007(1)          5,290    6,075
California Health Fac. Finance Auth. (Sisters of Providence)     6.00%    10/1/2002             3,865    3,994
California Health Fac. Finance Auth. (Sisters of Providence)     6.00%    10/1/2003             4,095    4,369
California Health Fac. Finance Auth. (Sisters of Providence)     6.00%    10/1/2004             4,340    4,735
California Public Works Board Lease Rev. (Dept. of Corrections) 5.375%    11/1/2011             6,500    6,993
California Public Works Board Lease Rev. (Dept. of Corrections) 5.375%    11/1/2012             7,990    8,558
California Public Works Board Lease Rev. (Dept. of Corrections)  5.50%     1/1/2015(2)          5,000    5,328
California Public Works Board Lease Rev. (Dept. of Corrections)  6.00%     1/1/2008(2)         14,865   16,569
California Public Works Board Lease Rev. (State Archives)       5.375%    12/1/2009             4,555    4,941
California Public Works Board Lease Rev. (State Archives)       5.375%    12/1/2010             6,635    7,172
California Public Works Board Lease Rev. (State Archives)       5.375%    12/1/2012             7,895    8,462
California Public Works Board Lease Rev. (Univ. of California)   6.10%    12/1/2005(2)          6,515    6,922
California Public Works Board Lease Rev. (Univ. of California)   6.20%    12/1/2006(2)          3,320    3,534
California Statewide Community Dev. Auth.
  (Catholic Healthcare West)                                     6.00%     7/1/2009             4,375    4,712
California Statewide Community Dev. Auth. PUT
  (Irvine Apartments)                                            4.90%    5/15/2008            73,000   75,137
California Statewide Community Dev. Auth. PUT
  (Irvine Apartments)                                            5.10%    5/17/2010             8,750    9,025
Chula Vista CA IDR (San Diego Gas)                               7.00%    12/1/2027            45,000   50,824
Contra Costa CA COP (Merrithew Memorial Hosp. Project)           5.50%    11/1/2011(1)          5,660    6,285
East Bay CA Muni. Util. Dist. Water System Rev.                  5.25%     6/1/2017(1)          8,110    8,637
Fresno CA Sewer Rev.                                             6.25%     9/1/2014(2)         12,000   14,527
Long Beach CA Harbor Rev.                                        5.75%    5/15/2013             7,630    8,444
Los Angeles CA Water & Power Rev.                                5.25%     7/1/2015            20,000   21,620
Los Angeles County CA Transp. Auth. Sales Tax Rev.               8.00%     7/1/2002(2)          3,915    4,068
Los Angeles County CA Transp. Comm. Sales Tax Rev.               6.50%     7/1/2010(4)         51,070   61,924
Los Angeles CA Harbor Dept. Rev.                                 5.50%     8/1/2011(2)          5,865    6,388
Los Angeles CA Harbor Dept. Rev.                                 5.50%     8/1/2012(2)          6,190    6,748
Los Angeles CA Harbor Dept. Rev.                                 5.50%     8/1/2013(2)          6,535    7,012
Northern California Power Agency (Hydroelectric Project)         6.10%     7/1/2005(1)          5,575    6,236
Northern California Power Agency (Hydroelectric Project)         6.20%     7/1/2006(1)          5,940    6,795
Northern California Power Agency (Hydroelectric Project)         6.25%     7/1/2007(1)          6,685    7,741
Orange County CA Local Transp. Auth. Sales Tax Rev.              5.50%    2/15/2009(1)          5,000    5,635
Orange County CA Local Transp. Auth. Sales Tax Rev.              5.50%    2/15/2010(1)         10,035   11,398
Port of Oakland CA                                               5.25%    11/1/2006(3)          6,700    7,346
San Bernardino CA Medical Center COP                             5.50%     8/1/2004(1)          4,100    4,428
San Bernardino CA Medical Center COP                             5.50%     8/1/2005(1)         10,000   11,007
San Bernardino CA Medical Center COP                             7.00%     8/1/2008(1)          9,045   10,994
San Bernardino CA Medical Center COP                             7.00%     8/1/2009(1)          9,705   11,955
San Bernardino CA Medical Center COP                             7.00%     8/1/2010(1)         10,525   13,163
San Diego County CA Regional Transp. Auth. Sales Tax Rev.        7.00%     4/1/2006             1,780    1,896
San Francisco CA City & County International Airport Rev.        5.50%     5/1/2011(1)          4,215    4,668
San Francisco CA City & County International Airport Rev.        5.50%     5/1/2012(1)          4,930    5,408
San Francisco CA City & County International Airport Rev.        5.50%     5/1/2013(1)          5,115    5,540
San Francisco CA City & County International Airport Rev.        5.50%     5/1/2014(1)          5,565    5,974
San Francisco CA City & County International Airport Rev.        5.50%     5/1/2015(1)          5,880    6,237

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
San Francisco CA City & County International Airport Rev.        5.50%     5/1/2016(1)          6,215    6,539
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.      0.00%    1/15/2004(1)         25,000   23,564
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.      0.00%    1/15/2005(1)         25,000   22,767
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.      0.00%    1/15/2006(1)         16,000   14,012
South Orange County CA Public Finance Auth.                      7.00%     9/1/2006(1)            500      592
Southern California Rapid Transit Dist. Rev.                     5.70%     9/1/2004(2)         14,040   15,281
Univ. of California Rev. (Multiple Purpose Project)              9.25%     9/1/2005(1)          5,000    6,170
Univ. of California Rev. (Multiple Purpose Project)             10.00%     9/1/2003(2)          3,790    4,311
                                                                                                     ---------
                                                                                                       729,649
                                                                                                     ---------
Colorado (3.6%)
Colorado Dept. of Transp. Rev.                                   5.50%    6/15/2012(1)         11,780   13,231
Colorado Dept. of Transp. Rev.                                   5.50%    6/15/2014(1)         25,185   27,880
Colorado Dept. of Transp. Rev.                                   5.50%    6/15/2015(1)         15,795   17,314
Colorado Dept. of Transp. Rev.                                   5.50%    6/15/2016(1)          6,185    6,724
Colorado Dept. of Transp. Rev.                                   6.00%    6/15/2011(2)         18,935   21,995
Colorado Dept. of Transp. Rev.                                   6.00%    6/15/2012(2)         10,000   11,576
Colorado Dept. of Transp. Rev.                                   6.00%    6/15/2013(2)         30,000   34,586
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)           6.00%    12/1/2013(4)          5,185    5,890
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)           6.00%    12/1/2014(4)          5,500    6,208
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                        5.25%    12/1/2009(1)          2,965    3,233
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                        5.25%    12/1/2010(1)          1,740    1,888
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                        5.25%    12/1/2011(1)          3,415    3,686
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                        8.50%    5/15/2004(1)         11,115   12,010
Colorado Springs CO Util. System Rev.                           5.375%   11/15/2012            12,620   13,933
Colorado Springs CO Util. System Rev.                           5.375%   11/15/2014            12,745   13,820
Denver CO City & County Airport Rev.                             5.50%   11/15/2010(3)         10,000   10,852
Denver CO City & County Airport Rev.                             5.50%   11/15/2011(3)         15,070   16,416
Denver CO City & County Airport Rev.                             5.50%   11/15/2013(3)         15,085   16,129
Denver CO City & County Airport Rev.                             5.50%   11/15/2014(3)         35,820   37,974
Denver CO City & County Airport Rev.                             5.50%   11/15/2015(3)         23,520   24,704
Denver CO City & County Airport Rev.                             5.50%   11/15/2016(3)         10,000   10,407
Denver CO City & County Airport Rev.                            5.625%   11/15/2012(3)          6,000    6,545
Denver CO City & County Airport Rev.                             6.00%   11/15/2011(2)         14,895   16,656
Denver CO City & County Airport Rev.                             6.00%   11/15/2012(2)         10,460   11,664
E-470 Public Highway Auth. Colorado Rev.                         0.00%     9/1/2011(1)         14,600    9,595
E-470 Public Highway Auth. Colorado Rev.                         0.00%     9/1/2012(1)          8,100    4,976
E-470 Public Highway Auth. Colorado Rev.                         4.90%     9/1/2010(1)          4,500    4,768
E-470 Public Highway Auth. Colorado Rev.                         5.00%     9/1/2011(1)          7,250    7,681
Northern Colorado Water Conservation Dist. Rev.                  6.35%    12/1/2007(2)          4,155    4,783
                                                                                                     ---------
                                                                                                       377,124
                                                                                                     ---------
Connecticut (1.1%)
Connecticut GO                                                   5.30%   11/15/2003(Prere.)       250      270
Connecticut GO                                                   5.30%   11/15/2006            16,690   17,720
Connecticut GO                                                   5.40%   11/15/2003(Prere.)       135      146
Connecticut GO                                                   5.40%   11/15/2007            10,375   10,980
Connecticut GO                                                   6.00%    5/15/2003             5,000    5,284
Connecticut GO                                                   6.00%    10/1/2004             5,485    6,009
Connecticut GO                                                   6.00%    10/1/2004(ETM)          175      192
Connecticut GO                                                   7.00%    3/15/2003             5,000    5,319
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)5.125%     9/1/2005             7,000    7,410

36

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) 5.25%     9/1/2006            42,550   44,923
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)7.125%     6/1/2008(Prere.)    12,000   14,670
                                                                                                     ---------
                                                                                                       112,923
                                                                                                     ---------
Delaware
Delaware Transp. Auth. Transp. System Rev.                       5.80%     7/1/2002 (Prere.)    2,595    2,711
                                                                                                     ---------
District of Columbia (1.6%)
District of Columbia GO                                          5.20%     6/1/2008(2)          4,390    4,758
District of Columbia GO                                          5.25%     6/1/2008(1)         10,000   10,886
District of Columbia GO                                          5.30%     6/1/2009(2)          4,600    4,997
District of Columbia GO                                         5.375%     6/1/2011(2)          5,255    5,684
District of Columbia GO                                          5.50%     6/1/2004(4)         12,845   13,734
District of Columbia GO                                          5.50%     6/1/2006(4)          6,205    6,781
District of Columbia GO                                          5.50%     6/1/2007(4)          2,950    3,244
District of Columbia GO                                          5.50%     6/1/2008(2)         10,000   11,012
District of Columbia GO                                          5.50%     6/1/2008(4)          5,000    5,517
District of Columbia GO                                          5.50%     6/1/2010(2)         10,490   11,647
District of Columbia GO                                          5.50%     6/1/2012(4)          6,520    7,144
District of Columbia GO                                          5.50%     6/1/2013(2)          5,750    6,201
District of Columbia GO                                          5.75%     6/1/2003(2)(Prere.)  3,090    3,307
District of Columbia GO                                          5.75%     6/1/2007(2)          1,960    2,087
District of Columbia GO                                          5.75%     6/1/2010(1)         23,590   26,731
District of Columbia GO                                          5.80%     6/1/2004(3)(ET         955    1,031
District of Columbia GO                                          6.00%     6/1/2004(1)(Prere.)  8,890    9,804
District of Columbia GO                                          6.00%     6/1/2011(1)         10,000   11,617
District of Columbia GO                                          6.10%     6/1/2004(1)(Prere.)  7,000    7,737
District of Columbia Hosp. Rev. (Medlantic Health Group)         6.00%    8/15/2007(1)          2,985    3,386
District of Columbia Hosp. Rev. (Medlantic Health Group)         6.00%    8/15/2008(1)          3,160    3,607
District of Columbia Hosp. Rev. (Medlantic Health Group)         6.00%    8/15/2010(1)          2,555    2,965
District of Columbia Hosp. Rev. (Medlantic Health Group)         6.00%    8/15/2012(1)          2,995    3,501
                                                                                                     ---------
                                                                                                       167,378
                                                                                                     ---------
Florida (3.7%)
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                                        4.50%    12/1/2011             5,000    4,889
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                                       5.375%    12/1/2009            15,885   17,015
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                                       5.375%    12/1/2010             5,000    5,321
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South Project)                                  5.375%    12/1/2009             2,000    2,142
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South Project)                                  5.375%    12/1/2010            21,330   22,701
Broward County FL School Board COP                               5.75%     7/1/2003(2)          9,000    9,506
Broward County FL School Board COP                               5.75%      7/1/2004(2)         9,515   10,272
Broward County FL School Board COP                               5.75%     7/1/2005(2)          5,445    5,977
Broward County FL School Dist. GO                                5.40%    2/15/2005             5,000    5,252
Broward County FL School Dist. GO                                5.50%    2/15/2006            10,080   10,566
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
  (Cleveland Clinic Health System)                               2.04%    11/2/2001             9,100    9,100
Dade County FL School Board COP                                  5.25%     8/1/2009(2)         11,320   12,355
Dade County FL School Board COP                                  5.25%     8/1/2010(2)         12,140   13,175
Dade County FL School Board COP                                 5.375%     5/1/2006(2)(Prere.)  4,775    5,270
Dade County FL School Dist. GO                                   6.25%    2/15/2004(1)          5,520    5,957
Dade County FL Water & Sewer System Rev. VRDO                    1.90%    11/7/2001(3)          2,895    2,895

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Florida Board of Educ. Capital Outlay                            5.25%     1/1/2009            11,065   12,033
Florida Board of Educ. Capital Outlay                            5.25%     1/1/2010            15,775   17,065
Florida Board of Educ. Capital Outlay                            6.00%     6/1/2006             6,605    7,390
Florida Board of Educ. Capital Outlay                            6.00%     6/1/2011             4,530    5,261
Florida Board of Educ. Capital Outlay                            6.50%     6/1/2005             5,000    5,597
Florida Board of Educ. Rev. (Lottery Rev.)                       5.25%     7/1/2010(3)          5,800    6,304
Florida Board of Educ. Rev. (Lottery Rev.)                       5.25%     7/1/2011(3)         10,840   11,709
Florida Board of Educ. Rev. (Lottery Rev.)                       5.25%     7/1/2012(3)         11,410   12,248
Florida Dept. of Environmental Protection & Preservation Rev.    5.75%     7/1/2009(3)          5,000    5,654
Florida Dept. of Environmental Protection & Preservation Rev.    5.75%     7/1/2010(3)          3,615    4,111
Florida Dept. of Transp.                                         5.25%     7/1/2015             4,000    4,234
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental  Protection)              5.00%     7/1/2011(2)          6,575    6,948
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)               5.25%     7/1/2003(3)         18,350   19,233
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)              5.625%     7/1/2008(2)          5,000    5,519
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)               6.00%    7/1/2002(1)(Prere.)   1,000    1,036
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)               6.00%     7/1/2012(2)         11,500   13,404
Florida Turnpike Auth. Rev.                                      5.25%     7/1/2011(3)          2,185    2,363
Florida Turnpike Auth. Rev.                                      5.25%     7/1/2012(3)          7,560    8,125
Florida Turnpike Auth. Rev.                                      5.25%     7/1/2013(3)          7,755    8,292
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.      5.25%    10/1/2011(3)        10,415    11,054
Highlands County FL Health Rev. (Adventist Health System)        5.25%   11/15/2011             3,735    3,843
Highlands County FL Health Rev. (Adventist Health System)        5.25%   11/15/2012             3,935    4,026
Highlands County FL Health Rev. (Adventist Health System)        5.25%   11/15/2013             3,140    3,181
Lakeland FL Electric & Water Rev.                                6.30%    10/1/2003(4)          6,465    6,945
Lee County FL School Board COP                                   6.00%     8/1/2005(4)          4,175    4,625
Orange County FL Educ. Fac. Auth. Rev. (Rollins College Project) 2.05%    11/2/2001               900      900
Orlando FL Util. Comm. Water & Electric Rev.                     5.25%    10/1/2013            10,000   11,006
Palm Beach County FL School Board                                6.00%     8/1/2005(2)          6,115    6,779
Palm Beach County FL School Board                                6.00%     8/1/2006(2)          6,480    7,276
Palm Beach County FL Solid Waste Auth. Rev.                      5.25%    10/1/2003(2)          7,760    8,181
Palm Beach County FL Solid Waste Auth. Rev.                      5.25%    10/1/2003(2)(ETM)     1,240    1,310
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare, Inc Project)                 6.25%    12/1/2020            10,000   10,677
Tampa FL Health System Rev. (Catholic Healthcare East)           5.25%   11/15/2011(1)          3,000    3,239
                                                                                                     ---------
                                                                                                       381,961
                                                                                                     ---------
Georgia (4.2%)
Atlanta GA Airport Fac. Rev.                                     0.00%     1/1/2010(1)         43,135   28,168
Atlanta GA Airport Fac. Rev.                                    5.875%     1/1/2015(3)         11,930   13,226
Atlanta GA Airport Fac. Rev.                                    5.875%     1/1/2016(3)          5,000    5,507
Atlanta GA Airport Fac. Rev.                                     6.00%     1/1/2011(3)          7,000    7,825
Atlanta GA Airport Fac. Rev.                                    6.125%     1/1/2012(3)          7,500    8,432
Atlanta GA Airport Fac. Rev.                                     6.25%     1/1/2014(3)          5,000    5,590
Atlanta GA Water & Wastewater Rev.                               5.50%    11/1/2010(3)         10,000   11,253
Atlanta GA Water & Wastewater Rev.                               5.50%     11/1/2011(3)        10,000   11,253
Burke County GA Dev. Auth. PCR PUT
  (Georgia Power Co. Plant Vogtle Project)                       4.45%    12/1/2008            37,375   37,316
Burke County GA Dev. Auth. PCR VRDO
  (Georgia Power Co. Plant Vogtle Project)                       2.05%    11/2/2001             6,165    6,165


--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Burke County GA Dev. Auth. PCR VRDO
  (Georgia Power Co. Plant Vogtle Project)                       2.15%    11/2/2001             5,100    5,100
Fulton County GA COP                                             5.75%    11/1/2011(2)          6,000    6,849
Fulton County GA COP                                             6.00%    11/1/2012(2)          5,985    6,939
Fulton County GA COP                                             6.00%  11/1/2013(2)            6,325    7,297
Fulton County GA COP                                             6.00%    11/1/2014(2)          4,675    5,359
Fulton County GA School Dist.                                    .375%     5/1/2010            15,000   17,565
Georgia GO                                                       5.70%     7/1/2011             4,470    5,120
Georgia GO                                                       5.75%     9/1/2011             2,500    2,879
Georgia GO                                                       6.25%     4/1/2006            12,200   13,758
Georgia GO                                                       6.25%     8/1/2010             7,800    9,211
Georgia GO                                                       6.30%     3/1/2007            15,000   17,112
Georgia GO                                                       6.50%    12/1/2003             5,000    5,428
Georgia GO                                                       6.50%     7/1/2005             5,000    5,623
Georgia GO                                                       6.75%     8/1/2007             6,100    7,162
Georgia GO                                                       6.75%     9/1/2010             8,000    9,736
Georgia GO                                                       7.00%    11/1/2004             5,000    5,626
Georgia GO                                                       7.00%    11/1/2005            15,670   18,067
Georgia GO                                                       7.00%    11/1/2006            16,780   19,722
Georgia GO                                                       7.00%    11/1/2007            17,960   21,400
Georgia GO                                                       7.10%     9/1/2009             3,400    4,161
Georgia GO                                                       7.25%     7/1/2004             3,500    3,913
Georgia GO                                                       7.25%     9/1/2005             3,630    4,196
Georgia GO                                                       7.25%     9/1/2006             7,860    9,282
Georgia GO                                                       7.40%     8/1/2007            11,200   13,493
Georgia GO                                                       7.40%     8/1/2008             5,900    7,211
Georgia GO                                                       7.45%     1/1/2010             4,000    4,991
Georgia Muni. Electric Power Auth. Rev.                          6.30%     1/1/2005(1)         12,775   13,985
Monroe County GA Dev. Auth. PCR
  (Georgia Power Co. Plant Scherer Project)                      4.20%     1/1/2012(2)         40,840   40,744
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)         6.65%     1/1/2008(1)          9,220   10,701
Monroe County GA Dev. Auth. PCR VRDO (Georgia Power Plant)       2.15%    11/2/2001             4,300    4,300
                                                                                                     ---------
                                                                                                       441,665
                                                                                                     ---------
Hawaii (3.7%)
Hawaii Airport System Rev.                                       5.40%     7/1/2002(1)          7,855    8,021
Hawaii Airport System Rev.                                       5.75%     7/1/2010(3)         10,780   11,851
Hawaii Airport System Rev.                                       5.75%     7/1/2013(3)         23,000   24,988
Hawaii Airport System Rev.                                       5.75%     7/1/2014(3)         12,510   13,500
Hawaii Airport System Rev.                                       5.75%     7/1/2015(3)         19,450   20,787
Hawaii Airport System Rev.                                       5.85%     7/1/2002(1)          7,830    8,018
Hawaii Airport System Rev.                                       5.95%     7/1/2003(1)          2,590    2,737
Hawaii Airport System Rev.                                       6.05%     7/1/2004(1)          3,145    3,370
Hawaii Airport System Rev.                                       6.15%     7/1/2005(1)         10,735   11,466
Hawaii Airport System Rev.                                       6.25%     7/1/2006(1)          5,000    5,323
Hawaii Airport System Rev.                                      6.375%     7/1/2012(3)          3,840    4,393
Hawaii Airport System Rev.                                       6.90%     7/1/2012            20,195   24,020
Hawaii GO                                                        5.00%     2/1/2004            10,000   10,375
Hawaii GO                                                        5.00%     2/1/2005             6,650    6,877
Hawaii GO                                                       5.125%     2/1/2006            11,605   11,979
Hawaii GO                                                        5.25%     4/1/2003(1)          5,000    5,202
Hawaii GO                                                       5.375%     8/1/2012(3)         28,690   31,507
Hawaii GO                                                       5.375%     8/1/2013(3)         31,295   34,054
Hawaii GO                                                      5.375%      8/1/2014(3)         23,035   24,836

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Hawaii GO                                                       5.625%     9/1/2012(4)          5,000    5,546
Hawaii GO                                                        5.75%     4/1/2008(1)          4,005    4,472
Hawaii GO                                                        5.75%    10/1/2011(1)          2,210    2,501
Hawaii GO                                                        5.75%    10/1/2012(1)          2,130    2,394
Hawaii GO                                                       5.875%    10/1/2013(1)          2,000    2,260
Hawaii GO                                                        6.00%    12/1/2009(3)          3,550    4,078
Hawaii GO                                                        6.00%    11/1/2010(4)         10,000   11,573
Hawaii GO                                                        6.40%     3/1/2007             5,555    6,318
Honolulu HI City & County GO                                    5.125%     7/1/2010(3)         16,275   17,638
Honolulu HI City & County GO                                    5.125%     7/1/2011(3)          5,000    5,381
Honolulu HI City & County GO                                     5.75%     1/1/2006                10       11
Honolulu HI City & County GO                                     5.75%     1/1/2006(ETM)        8,815    9,717
Honolulu HI City & County GO                                     6.00%     1/1/2008                 5        6
Honolulu HI City & County GO                                     6.00%     1/1/2008(ETM)        4,995    5,661
Honolulu HI City & County GO                                     6.30%     3/1/2002(Prere.)     4,830    4,994
Honolulu HI City & County GO                                     8.00%    10/1/2009            26,940   34,400
Honolulu HI City & County GO                                     8.00%    10/1/2009(ETM)        3,620    4,671
                                                                                                     ---------
                                                                                                       384,925
                                                                                                     ---------
Illinois (3.6%)
Chicago IL GO (City Colleges Improvement Projects)               0.00%     1/1/2012(3)         26,000   16,554
Chicago IL GO (City Colleges Improvement Projects)               0.00%     1/1/2013(3)         32,670   19,609
Chicago IL Metro. Water Reclamation Dist.                        5.85%    12/1/2003             6,355    6,809
Chicago IL Metro. Water Reclamation Dist.                        5.90%    12/1/2006             4,450    5,004
Chicago IL Metro. Water Reclamation Dist.                        6.05%    12/1/2009             3,000    3,457
Chicago IL Metro. Water Reclamation Dist.                        6.10%    12/1/2006             5,300    5,861
Chicago IL Metro. Water Reclamation Dist.                        6.25%    12/1/2005(Prere.)    15,000   16,928
Chicago IL O'Hare International Airport Rev.                     5.50%     1/1/2008(2)         23,020   24,746
Chicago IL O'Hare International Airport Rev.                     5.50%     1/1/2009(2)         15,890   17,095
Chicago IL O'Hare International Airport Rev.                     5.50%     1/1/2014(2)         13,540   14,293
Chicago IL O'Hare International Airport Special Fac. Rev.
  (United Airlines)                                              5.80%     5/1/2007            63,000   49,766
Chicago IL O'Hare International Airport Special Fac. Rev.
  (United Airlines)                                             6.375%     5/1/2013             8,000    5,622
Chicago IL Rev. VRDO (Midway Airport)                            2.05%    11/2/2001(1)          2,900    2,900
Chicago IL School Finance Auth.                                  5.20%     6/1/2005(3)          3,000    3,156
Chicago IL School Finance Auth.                                 5.375%     6/1/2008(3)          9,500    9,905
Chicago IL Water Rev.                                            5.50%    11/1/2003(2)          5,000    5,251
Cook County IL GO                                                5.75%   11/15/2003(3)          5,000    5,338
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management Project)                                     5.05%     1/1/2010             9,750    9,756
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management Project)                                     5.85%     2/1/2007            10,000   10,519
Illinois Dev. Finance Auth. PCR PUT (Commonwealth Edison)        4.40%    12/1/2006(2)         25,000   26,217
Illinois GO                                                      6.25%    10/1/2005             6,000    6,323
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)    5.25%     6/1/2009(1)          4,695    5,065
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)    5.25%     6/1/2010(1)          5,000    5,367
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)    5.25%     6/1/2011(1)          4,000    4,272
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)    5.25%     6/1/2012(1)          4,280    4,538
Illinois Regional Transp. Auth.                                  9.00%     6/1/2005(2)          5,220    6,266
Illinois Regional Transp. Auth.                                  9.00%     6/1/2008(2)          6,840    8,903
Illinois Regional Transp. Auth.                                  9.00%     6/1/2009(2)          4,255    5,655
Illinois Sales Tax Rev.                                         6.125%    6/15/2010(Prere.)     4,250    4,971
Illinois Sales Tax Rev.                                         6.125%    6/15/2014             6,850    7,843
Illinois Sales Tax Rev.                                          6.50%    6/15/2013             5,000    5,921

40

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------

Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.       0.00%    6/15/2011(3)          7,780    5,147
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.       6.75%     6/1/2010(2)         25,000   29,832
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.       7.25%    6/15/2005(2)          6,670    7,601
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.       7.25%    6/15/2005(2)(ETM)     8,330    9,571
                                                                                                     ---------
                                                                                                       376,061
                                                                                                     ---------
Indiana
Indiana Muni. Power Agency Rev.                                 5.875%     1/1/2010(1)          4,500    5,096
Kentucky (1.8%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (St. Elizabeth's Medical Center)                               6.60%    11/1/2001(Prere.)     5,000    5,100
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (St. Elizabeth's Medical Center)                              6.625%    11/1/2004(3)         20,025   20,395
Kentucky Property & Building Comm. Rev.                          5.25%    11/1/2008             2,500    2,686
Kentucky Property & Building Comm. Rev.                          5.25%     8/1/2013(4)         39,355   42,631
Kentucky Property & Building Comm. Rev.                          5.25%     8/1/2014(4)         28,895   30,989
Kentucky Property & Building Comm. Rev.                          5.25%     8/1/2015(4)         25,205   26,764
Kentucky Property & Building Comm. Rev.                          5.50%     9/1/2003             8,000    8,365
Kentucky Property & Building Comm. Rev.                          5.50%     8/1/2012(4)         10,000   11,262
Kentucky Property & Building Comm. Rev.                          5.60%     9/1/2002(Prere.)     3,000    3,131
Kentucky Property & Building Comm. Rev.                          5.70%     9/1/2002(Prere.)     7,350    7,695
Kentucky Property & Building Comm. Rev.                          5.75%    10/1/2011             6,135    6,953
Kentucky Property & Building Comm. Rev.                          5.75%    10/1/2013             3,500    3,930
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                                       5.50%     7/1/2007(4)          4,315    4,764
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                            5.75%     7/1/2012(4)          4,495    4,968
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                            5.75%     7/1/2013(4)          4,755    5,204
                                                                                                     ---------
                                                                                                       184,837
                                                                                                     ---------
Louisiana (1.4%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.       6.75%    12/1/2002(3)(Prere.)  3,400    3,568
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.       6.75%    12/1/2006(3)          7,600    7,955
Louisiana GO                                                     5.25%    4/15/2011(4)         11,395   12,286
Louisiana GO                                                     5.50%    5/15/2012(3)         12,660   14,079
Louisiana GO                                                     5.50%    5/15/2013(3)          5,345    5,895
Louisiana GO                                                     5.75%   11/15/2012(3)         17,865   20,159
Louisiana GO                                                     5.75%   11/15/2013(3)         18,825   21,136
Louisiana GO                                                     5.75%   11/15/2014(3)          8,500    9,489
Louisiana GO                                                     6.25%    4/15/2005(3)          6,455    7,145
Louisiana GO                                                     7.75%     8/1/2006(1)         10,970   13,112
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)5.375%     7/1/2011(1)          4,990    5,405
St. Charles Parish LA PCR PUT (Entergy Inc.)                     5.35%    10/1/2003            24,000   24,712
                                                                                                     ---------
                                                                                                       144,941
                                                                                                     ---------
Maryland
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                            6.625%     7/1/2020             4,000    4,379
Massachusetts (7.2%)
Boston MA Water & Sewer Comm. Rev.                               5.75%    11/1/2013             5,785    6,545
Chelsea MA GO                                                    5.50%    6/15/2008(2)          4,635    5,152
Chelsea MA GO                                                    5.50%    6/15/2009(2)          3,000    3,354
Chelsea MA GO                                                    5.50%    6/15/2011(2)          5,000    5,526
Chelsea MA GO                                                    5.50%    6/15/2012(2)          5,000    5,489

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transp. Auth.                                 5.125%     3/1/2012             5,820    6,212
Massachusetts Bay Transp. Auth. Rev.                             7.00%     3/1/2009             8,880   10,646
Massachusetts Dev. Finance Agency Rev. VRDO
  (Brooks School)                                                2.05%    11/1/2001(1)            600      600
Massachusetts GAN                                               5.125%    6/15/2010            10,755   11,656
Massachusetts GAN                                               5.125%   12/15/2010             5,000    5,419
Massachusetts GAN                                               5.125%    6/15/2011             8,555    9,216
Massachusetts GAN                                               5.125%   12/15/2012             5,000    5,347
Massachusetts GAN                                               5.125%    6/15/2013             5,000    5,308
Massachusetts GAN                                                5.25%    6/15/2010            23,675   25,840
Massachusetts GAN                                                5.25%   12/15/2010            26,275   28,678
Massachusetts GAN                                                5.25%    6/15/2011            15,000   16,284
Massachusetts GAN                                                5.25%   12/15/2011            14,820   16,089
Massachusetts GAN                                                5.75%    6/15/2011            20,000   22,783
Massachusetts GAN                                                5.75%    6/15/2012            11,280   12,757
Massachusetts GAN                                                5.75%    6/15/2013            10,000   11,253
Massachusetts GO                                                 4.00%     9/1/2003            52,670   54,276
Massachusetts GO                                                5.125%    11/1/2006(Prere.)    10,500   11,029
Massachusetts GO                                                 5.25%     4/1/2008(Prere.)    13,525   14,917
Massachusetts GO                                                 5.50%     2/1/2011            17,575   18,543
Massachusetts GO                                                 5.50%     2/1/2011(1)         10,000   10,531
Massachusetts GO                                                 5.75%     6/1/2010(Prere.)    48,850   55,400
Massachusetts GO                                                 6.00%     6/1/2010(Prere.)    10,000   11,402
Massachusetts GO                                                 6.00%    11/1/2010             5,000    5,803
Massachusetts GO                                                 6.00%     2/1/2011             5,450    6,311
Massachusetts GO                                                 7.50%     6/1/2004             3,975    4,265
Massachusetts GO Health & Educ. Fac. Auth. Rev. VRDO (MIT)       1.70%    11/8/2001             2,100    2,100
Massachusetts GO VRDO                                            2.05%    11/8/2001             3,800    3,800
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                        5.25%     7/1/2009(1)          4,215    4,584
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                        5.25%     7/1/2010(1)          4,440    4,799
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                        5.25%     7/1/2011(1)          4,670    5,022
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                        5.25%     7/1/2012(1)          1,850    1,976
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                              5.25%     7/1/2006             6,400    6,596
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                              5.25%     7/1/2007             5,390    5,535
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                              5.25%     7/1/2008             5,030    5,130
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Pilgrim Health)                                       5.25%     7/1/2009(4)          6,375    6,917
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Pilgrim Health)                                       5.25%     7/1/2010(4)          5,970    6,441
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Pilgrim Health)                                       5.25%     7/1/2011(4)          3,530    3,789
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Pilgrim Health)                                       5.25%     7/1/2012(4)          6,155    6,563
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Partners Healthcare System)                                   5.25%     7/1/2003(4)          3,725    3,899

42

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Massachusetts Ind. Finance Agency Resource Recovery Rev.
  (Refusetech Inc. Project)                                      6.15%     7/1/2002             4,560    4,648
Massachusetts Ind. Finance Agency Resource Recovery Rev.
  (Refusetech Inc. Project)                                      6.30%     7/1/2005            30,250   32,050
Massachusetts Ind. Finance Auth. Rev. (BioMed Research Corp.)    0.00%     8/1/2004             9,480    8,734
Massachusetts Port Auth. Rev. PUT (United Airlines)              5.75%    10/1/2007            35,250   28,150
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc. Project)                                  5.50%     1/1/2012(2)          7,000    7,583
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc. Project)                                  5.50%     1/1/2013(2)          6,730    7,206
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc. Project)                                  5.50%     1/1/2014(2)          6,040    6,412
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc. Project)                                  5.50%     1/1/2015(2)          4,000    4,210
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc. Project)                                  5.50%     1/1/2016(2)          6,000    6,256
Massachusetts Water Pollution Abatement Trust                   5.125%     8/1/2009             4,000    4,354
Massachusetts Water Pollution Abatement Trust                   5.125%     8/1/2011             5,000    5,380
Massachusetts Water Pollution Abatement Trust                   5.125%     8/1/2014             2,500    2,633
Massachusetts Water Pollution Abatement Trust                    5.25%     8/1/2011               830      898
Massachusetts Water Pollution Abatement Trust                    5.25%     8/1/2011(ETM)        6,475    7,195
Massachusetts Water Pollution Abatement Trust                    5.25%     8/1/2012               295      318
Massachusetts Water Pollution Abatement Trust                    6.00%     8/1/2010             5,000    5,740
Massachusetts Water Pollution Abatement Trust                    6.00%     8/1/2011             4,150    4,768
Massachusetts Water Pollution Abatement Trust                    6.00%     8/1/2012             6,455    7,397
Massachusetts Water Pollution Abatement Trust                    6.00%     8/1/2013             5,000    5,708
Massachusetts Water Resources Auth. GO VRDO                      1.75%    11/7/2001(3)          5,400    5,400
Massachusetts Water Resources Auth.
  Multi-Modal Subordinated General Rev.VRDO                      1.75%    11/7/2001(3)         12,450   12,450
Massachusetts Water Resources Auth. Rev.                         5.25%     3/1/2007             5,000    5,209
Massachusetts Water Resources Auth. Rev.                         5.25%     3/1/2009             7,175    7,441
Massachusetts Water Resources Auth. Rev.                         5.50%    11/1/2007            12,860   13,475
Massachusetts Water Resources Auth. Rev.                         6.50%    7/15/2010            30,220   35,946
Massachusetts Water Resources Auth. Rev.                         6.50%    7/15/2019            37,515   45,465
Massachusetts Water Resources Auth. Rev. VRDO                    1.75%    11/7/2001(2)          4,200    4,200
                                                                                                     ---------
                                                                                                       753,008
                                                                                                     ---------
Michigan (3.6%)
Detroit MI GO                                                    5.90%     5/1/2003(2)          9,490    9,987
Detroit MI Sewer System Rev.                                     5.25%     7/1/2015(1)          4,000    4,133
Greater Detroit MI Resource Recovery Auth.                       5.50%   12/13/2004(2)          7,505    8,136
Greater Detroit MI Resource Recovery Auth.                       6.25%   12/13/2005(2)         17,205   19,369
Greater Detroit MI Resource Recovery Auth.                       6.25%   12/13/2006(2)         22,475   25,629
Greater Detroit MI Resource Recovery Auth.                       6.25%   12/13/2007(2)         11,070   12,719
Michigan Building Auth. Rev.                                     4.75%   10/15/2013            15,000   15,375
Michigan Building Auth. Rev.                                     5.25%   10/15/2010             3,485    3,802
Michigan Building Auth. Rev.                                     5.25%   10/15/2013             2,500    2,672
Michigan Building Auth. Rev.                                    5.375%   10/15/2010             5,880    6,380
Michigan Building Auth. Rev.                                     5.50%   10/15/2012             6,695    7,455
Michigan Building Auth. Rev.                                     5.50%   10/15/2013             6,000    6,624
Michigan Building Auth. Rev.                                     5.50%   10/15/2014            10,000   10,938
Michigan Building Auth. Rev.                                     5.50%   10/15/2015             5,000    5,418
Michigan Building Auth. Rev.                                     6.00%   10/15/2007             9,000   10,215
Michigan GAN VRDO                                                1.85%    11/7/2001(4)         37,500   37,500

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                              5.30%    10/1/2011            10,840   11,782
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                             5.375%    10/1/2013             4,000    4,290
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                              5.50%    10/1/2006             3,340    3,693
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                              5.50%    10/1/2007             3,910    4,344
Michigan Muni. Bond Auth. Local Govt. Loan                       0.00%    12/1/2001(3)          9,630    9,612
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund        5.75%    10/1/2011            10,390   11,933
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund       5.875%    10/1/2012             7,680    8,861
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund       5.875%    10/1/2013            10,740   12,313
Michigan Public Power Agency Rev. (Belle River Project)          5.30%     1/1/2005            13,075   13,663
Michigan Public Power Agency Rev. (Belle River Project)         5.375%     1/1/2006            13,790   14,375
Michigan Public Power Agency Rev. (Belle River Project)          5.50%     1/1/2007            14,545   15,138
Michigan Public Power Agency Rev. (Belle River Project)          5.50%     1/1/2008             9,360    9,719
Michigan State Clean Michigan Initiative Program                 5.50%    11/1/2013             5,120    5,619
Michigan State Clean Michigan Initiative Program                 5.50%    11/1/2014             5,395    5,883
Univ. of Michigan Hosp. Rev. VRDO                                2.00%    11/2/2001            17,200   17,200
Wayne Charter County MI Airport Rev.                             5.25%    12/1/2010(1)         12,000   12,740
Wayne Charter County MI Airport Rev.                             5.25%    12/1/2011(1)         10,845   11,467
Wayne Charter County MI Airport Rev.                             5.25%    12/1/2012(1)         15,270   16,059
                                                                                                     ---------
                                                                                                       375,043
                                                                                                     ---------
Minnesota (0.4%)
Minnesota GO                                                     5.00%     6/1/2012             3,255    3,438
Minnesota GO                                                    5.375%    11/1/2008            12,630   14,006
Northern Minnesota Muni. Power Agency Electric System Rev.       5.25%     1/1/2012(4)          6,000    6,502
Western Minnesota Muni. Power Agency                            5.375%     1/1/2008(2)          5,645    6,108
Western Minnesota Muni. Power Agency                             5.50%     1/1/2010(2)         14,045   15,129
                                                                                                     ---------
                                                                                                        45,183
                                                                                                     ---------
Mississippi (1.0%)
Jackson County MS Port Fac. VRDO (Chevron USA Inc. Project)      2.05%    11/2/2001             3,650    3,650
Mississippi GO                                                   5.25%     5/1/2005(Prere.)     5,805    6,258
Mississippi GO                                                   5.25%    12/1/2010             8,800    9,715
Mississippi GO                                                   5.75%    11/1/2011             9,870   11,229
Mississippi GO                                                   5.75%    12/1/2011             6,000    6,902
Mississippi GO                                                   5.75%    11/1/2012            10,365   11,733
Mississippi GO                                                   5.75%    11/1/2013             7,860    8,847
Mississippi GO                                                   6.00%    12/1/2006             6,380    7,218
Mississippi GO                                                   6.00%    11/1/2011             9,225   10,573
Mississippi GO                                                   6.00%    11/1/2012             9,725   11,103
Mississippi GO                                                   6.50%     5/1/2003             4,285    4,548
Mississippi GO                                                   6.50%     9/1/2006             5,125    5,879
Mississippi GO                                                   7.00%     5/1/2005             4,840    5,486
                                                                                                     ---------
                                                                                                       103,141
                                                                                                     ---------
Missouri (0.7%)
Missouri Environmental Improvement
  Energy Resources Auth. Water PCR                               5.50%     7/1/2012             4,190    4,723
Missouri Environmental Improvement
  Energy Resources Auth. Water PCR                               5.50%     7/1/2013             5,250    5,915
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Anthony's Medical Center)                                6.125%    12/1/2019             2,500    2,669
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal-Presbyterian Hosp.)                      5.50%    12/1/2012(4)          3,365    3,735

44

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal-Presbyterian Hosp.)                      5.50%    12/1/2013(4)          3,580    3,938
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal-Presbyterian Hosp.)                      5.50%    12/1/2014(4)          3,780    4,121
Missouri Highways & Transp. Comm. Road Rev.                     5.625%     2/1/2012             5,000    5,639
Missouri Highways & Transp. Comm. Road Rev.                     5.625%     2/1/2013             3,000    3,361
Missouri Highways & Transp. Comm. Road Rev.                     5.625%     2/1/2014             3,430    3,812
Missouri Highways & Transp. Comm. Road Rev.                     5.625%     2/1/2016             2,000    2,188
St. Louis MO Airport Rev. Airport Dev. Program                  5.625%     7/1/2013(1)         11,560   12,789
St. Louis MO Airport Rev. Airport Dev. Program                  5.625%     7/1/2014(1)         10,260   11,257
St. Louis MO Airport Rev. Airport Dev. Program                  5.625%     7/1/2015(1)          5,000    5,433
                                                                                                     ---------
                                                                                                        69,580
                                                                                                     ---------
Montana (0.2%)
Forsyth MT PCR PUT (Portland General Electric Co.)               4.60%     5/1/2003            10,000   10,235
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                             5.25%    12/1/2009(1)          3,330    3,631
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                             5.25%    12/1/2010(1)          2,445    2,649
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                             5.25%    12/1/2011(1)          4,980    5,369
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                             5.25%    12/1/2012(1)          2,725    2,918
                                                                                                     ---------
                                                                                                        24,802
                                                                                                     ---------
Nebraska (1.2%)
Nebraska Public Power Dist. Rev.                                 5.25%     1/1/2010(1)         26,500   28,636
Nebraska Public Power Dist. Rev.                                 5.25%     1/1/2011(1)         10,000   10,755
Nebraska Public Power Dist. Rev.                                 5.25%     1/1/2012(1)          5,000    5,343
Nebraska Public Power Dist. Rev.                                 5.25%     1/1/2013(1)         51,565   54,789
Nebraska Public Power Dist. Rev.                                 5.60%     7/1/2003            13,175   13,717
Omaha NE Public Power Dist. Electric Rev.                        5.30%     2/1/2005             9,725   10,434
Omaha NE Public Power Dist. Electric Rev.                        5.50%     2/1/2007             5,000    5,486
                                                                                                     ---------
                                                                                                       129,160
                                                                                                     ---------
Nevada (3.1%)
Clark County NV Airport Improvement Rev. VRDO                    1.90%    11/7/2001(1)         10,100   10,100
Clark County NV Airport Improvement Rev.                         5.25%     7/1/2012(1)          4,225    4,490
Clark County NV Airport Improvement Rev.                        5.375%     7/1/2010(1)          8,470    9,184
Clark County NV GO                                               5.50%     6/1/2012(3)          6,365    6,813
Clark County NV GO                                               5.60%     6/1/2013(3)          7,175    7,686
Clark County NV GO                                              5.625%     6/1/2014(3)          7,450    7,953
Clark County NV GO                                               7.50%     6/1/2006(2)          3,575    4,205
Clark County NV GO                                               7.50%     6/1/2007(2)          9,550   11,427
Clark County NV GO                                               7.50%     6/1/2009(2)          6,025    8,402
Clark County NV GO                                               8.00%     6/1/2008(2)          9,875   12,263
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)                    5.375%     7/1/2010(1)          6,435    6,978
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)                    5.375%     7/1/2011(1)          9,445   10,190
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)                    5.375%     7/1/2012(1)          8,295    8,884
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)                     6.00%     7/1/2002(2)(Prere.)  1,000    1,046
Clark County NV School Dist.                                    5.375%     5/1/2006(3)          3,740    3,921
Clark County NV School Dist.                                    5.375%     5/1/2007(3)          9,195    9,641
Clark County NV School Dist.                                     5.50%    6/15/2010(3)         16,325   17,754

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Clark County NV School Dist.                                     5.60%    6/15/2009(3)(Prere.)  9,640   10,749
Clark County NV School Dist.                                    5.625%    6/15/2013(3)(Prere.) 10,000   11,218
Clark County NV School Dist.                                     5.70%    6/15/2009(1)(Prere.) 10,825   11,973
Clark County NV School Dist.                                    5.875%    6/15/2005(1)(Prere.) 23,760   26,422
Clark County NV School Dist.                                     5.90%    6/15/2006(3)(Prere.) 10,000   11,279
Las Vegas NV Convention & Visitors Auth.                         6.00%     7/1/2011(2)         10,000   11,432
Las Vegas NV Convention & Visitors Auth.                         6.00%     7/1/2012(2)          5,000    5,698
Las Vegas NV Convention & Visitors Auth.                         6.00%     7/1/2014(2)          4,500    5,078
Las Vegas NV Valley Water Dist. CP                               2.00%    11/1/2001            13,300   13,300
Nevada GO                                                        5.25%    5/15/2010             8,555    9,206
Nevada GO                                                        5.25%    5/15/2011            16,455   17,618
Nevada GO                                                        5.25%    5/15/2012            17,300   18,421
Nevada GO                                                        6.00%    5/15/2010             6,680    7,680
Truckee Meadows NV Water Auth. Rev.                              5.50%     7/1/2012(4)          5,335    5,926
Truckee Meadows NV Water Auth. Rev.                              5.50%     7/1/2013(4)          4,790    5,276
Washoe County NV Hosp. Medical Center                            6.00%     6/1/2009(2)          6,310    6,891
                                                                                                     ---------
                                                                                                       319,104
                                                                                                     ---------
New Hampshire (0.7%)
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)                          6.00%     5/1/2021            47,400   47,915
New Hampshire Business Finance Auth. PCR PUT
  (United Illuminating)                                          4.55%     2/1/2004            15,000   15,340
New Hampshire IDA                                                5.90%     8/1/2018             7,000    7,061
                                                                                                     ---------
                                                                                                        70,316
                                                                                                     ---------
New Jersey (7.0%)
Camden County NJ Muni. Util. Auth.                               0.00%     9/1/2002(3)        18,545 18,162
Camden County NJ Muni. Util. Auth.                               0.00%     9/1/2003(3)        18,545 17,636
Essex County NJ Solid Waste Util. Auth.                          5.50%     4/1/2011(4)(Prere.)   3,0003,349
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev.                                      6.85%    12/1/2029             4,000    4,538
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.          5.70%     7/1/2005(1)          6,330    6,894
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.          5.80%     7/1/2007(1)         17,800   19,409
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.          5.80%     7/1/2008(1)          4,000    4,367
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.         5.875%     7/1/2011(1)          6,000    6,558
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.          7.00%    7/1/2003(1)          26,195   28,160
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)               5.50%     5/1/2008(4)         10,520   11,644
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc.Project)                           6.625%    9/15/2012             8,045    6,785
New Jersey GO                                                    5.25%     7/1/2012             9,750   10,781
New Jersey GO                                                    5.25%     7/1/2014            25,000   27,479
New Jersey GO                                                    5.25%     7/1/2015            50,000   54,704
New Jersey GO                                                    5.50%     8/1/2011             3,500    3,947
New Jersey GO                                                    6.00%    7/15/2006             3,300    3,705
New Jersey Health Care Fac. Finance Auth. Rev.
  (Saint Barnabas Health Care)                                   5.25%     7/1/2010(1)          8,050    8,779
New Jersey Health Care Fac. Finance Auth. Rev.
  (Saint Barnabas Health Care)                                   5.25%     7/1/2011(1)          8,230    8,932
New Jersey Health Care Fac. Finance Auth. Rev.
  (Saint Barnabas Health Care)                                   5.25%     7/1/2012(1)          2,000    2,156
New Jersey Health Care Fac. Finance Auth. Rev.
  (Saint Barnabas Health Care)                                   5.25%     7/1/2014(1)          2,850    3,027
New Jersey Highway Auth. Garden State Parkway General Rev.       5.50%     1/1/2011(3)         10,000   11,223
New Jersey Sports & Exposition Auth. Rev.                        6.50%     3/1/2002(Prere.)     1,340    1,387
New Jersey Sports & Exposition Auth. Rev.                        6.50%     3/1/2006             3,955    4,089

46

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
New Jersey Sports & Exposition Auth. Rev.                        6.50%     3/1/2007             2,930    3,030
New Jersey Sports & Exposition Auth. Rev. VRDO                   1.80%    11/8/2001(1)          5,600    5,600
New Jersey Transp. Corp. COP                                     5.25%    9/15/2004(2)          4,000    4,285
New Jersey Transp. Corp. COP                                     5.50%    9/15/2010(2)         12,500   13,997
New Jersey Transp. Corp. COP                                     5.50%    9/15/2011(2)         45,000   50,537
New Jersey Transp. Corp. COP                                     5.75%    9/15/2013(2)         25,000   28,179
New Jersey Transp. Corp. COP                                     5.75%    9/15/2014(2)         28,470   31,866
New Jersey Transp. Trust Fund Auth. Rev.                         5.50%    6/15/2011(1)          4,250    4,565
New Jersey Transp. Trust Fund Auth. Rev.                         6.00%   12/15/2004(1)          4,000    4,400
New Jersey Transp. Trust Fund Auth. Rev.                         6.00%    6/15/2005(2)         11,310   12,499
New Jersey Transp. Trust Fund Auth. Rev.                         6.00%    6/15/2008            34,660   39,368
New Jersey Transp. Trust Fund Auth. Rev.                         6.00%    6/15/2009            37,000   41,783
New Jersey Transp. Trust Fund Auth. Rev.                         6.50%    6/15/2005(2)          5,000    5,609
New Jersey Transp. Trust Fund Auth. Rev.                         6.50%    6/15/2011(1)         20,000   24,102
New Jersey Transp. Trust Fund Auth. Rev.                         7.00%    6/15/2012(1)         20,000   24,933
New Jersey Turnpike Auth. Rev.                                   4.75%     1/1/2006(ETM)        9,555    9,906
New Jersey Turnpike Auth. Rev.                                  5.625%     1/1/2015(1)          8,215    9,005
New Jersey Turnpike Auth. Rev.                                   5.75%     1/1/2010(1)         35,220   39,948
New Jersey Turnpike Auth. Rev.                                   5.90%     1/1/2002(2)(Prere.)  7,810    8,016
New Jersey Turnpike Auth. Rev.                                   5.90%     1/1/2003(2)          3,000    3,078
New Jersey Turnpike Auth. Rev.                                   5.90%     1/1/2004(2)         12,920   13,246
New Jersey Turnpike Auth. Rev.                                   6.00%     1/1/2005(2)(Prere.) 22,220   22,809
New Jersey Turnpike Auth. Rev.                                   6.50%     1/1/2009(2)         50,000   58,397
Rutgers State Univ. New Jersey GO                                6.40%     5/1/2013             4,675    5,532
                                                                                                     ---------
                                                                                                       732,401
                                                                                                     ---------
New Mexico (0.3%)
New Mexico Highway Comm. Tax Rev.                                5.75%    6/15/2012            16,310   18,399
New Mexico Highway Comm. Tax Rev.                                6.00%    6/15/2011            12,780   14,769
                                                                                                     ---------
                                                                                                        33,168
                                                                                                     ---------
New York (10.6%)
Long Island NY Power Auth. Electric System Rev.                  5.00%     4/1/2008(1)          3,250    3,423
Long Island NY Power Auth. Electric System Rev.                 5.125%     4/1/2012(1)         25,195   26,788
Long Island NY Power Auth. Electric System Rev.                  5.50%    12/1/2009(2)          6,000    6,695
Long Island Power Auth. NY Electric System Rev. VRDO             1.95%    11/2/2001             1,900    1,900
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               5.00%     7/1/2011(1)         16,625   17,671
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               5.00%     7/1/2013(1)         18,000   18,888
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               5.00%     7/1/2014(2)          7,770    8,098
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               5.60%     7/1/2011             4,755    5,239
Metro. New York Transp. Auth. Rev. (Commuter Fac.)              5.625%     7/1/2012             4,805    5,293
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               5.75%     7/1/2013             4,880    5,398
Metro. New York Transp. Auth. Rev. (Commuter Fac.)              5.875%     7/1/2014             5,000    5,539
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               6.10%     7/1/2007(1)          3,625    4,133
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               6.10%     7/1/2008(1)          1,100    1,262
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)     5.25%     4/1/2013(3)         11,755   12,574
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)     5.50%     4/1/2015(1)          4,500    4,803
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                0.00%     7/1/2011            21,200   13,893
Metro. New York Transp. Auth. Rev. (Transp. Fac.)               5.125%     7/1/2012(4)         10,765   11,580
Metro. New York Transp. Auth. Rev. (Transp. Fac.)               5.125%     7/1/2013(4)         16,455   17,544
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                5.20%     7/1/2005(2)          5,760    6,232
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                5.25%     7/1/2009(4)         20,000   22,038
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                5.25%     7/1/2010(4)          2,575    2,825
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                5.40%     7/1/2003             5,860    6,157
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                5.50%     7/1/2012(4)          5,000    5,495
Metro. New York Transp. Auth. Rev. (Transp. Fac.)               5.875%     7/1/2014             6,285    6,962

                                                                              47
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
--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                7.00%     7/1/2009(2)         10,000   12,140
Muni. Assistance Corp. for New York City NY                      6.00%     7/1/2006             7,000    7,837
Muni. Assistance Corp. for New York City NY                      6.00%     7/1/2008            10,000   11,317
Muni. Assistance Corp. for New York City NY                      6.25%     7/1/2005             5,000    5,566
Nassau County NY GO                                              5.00%     6/1/2004(2)          5,210    5,514
Nassau County NY GO                                              5.00%     9/1/2011(3)          7,550    8,089
Nassau County NY GO                                              5.00%     9/1/2012(3)          6,720    7,138
Nassau County NY GO                                              5.00%     9/1/2013(3)          5,730    6,026
Nassau County NY GO                                              7.00%     3/1/2004             7,500    8,114
New York City NY GO                                              5.25%    8/15/2010(1)          5,000    5,422
New York City NY GO                                              5.25%     8/1/2011(1)          7,000    7,518
New York City NY GO                                              5.70%     8/1/2007             9,800   10,767
New York City NY GO                                              5.75%    2/15/2005(Prere.)     1,245    1,383
New York City NY GO                                             5.875%    8/15/2012(3)          7,000    7,669
New York City NY GO                                              5.90%     8/1/2009             6,125    6,673
New York City NY GO                                              5.90%     8/1/2010             4,750    5,155
New York City NY GO                                              6.00%     8/1/2011             5,600    6,093
New York City NY GO                                              6.00%     8/1/2012             4,000    4,343
New York City NY GO                                             6.375%     8/1/2002(Prere.)       150      157
New York City NY GO                                             6.375%     8/1/2004             3,835    4,009
New York City NY GO                                              7.00%     2/1/2005               400      411
New York City NY GO                                              7.00%     8/1/2005             6,500    7,332
New York City NY GO                                              8.00%     4/1/2006(2)          5,955    7,083
New York City NY IDA (USTA National Tennis Center Project)      6.375%   11/15/2007(4)          6,200    6,970
New York City NY IDA (USTA National Tennis Center Project)       6.40%   11/15/2008(4)          4,105    4,618
New York City NY IDA (USTA National Tennis Center Project)       6.50%   11/15/2009(4)          6,745    7,612
New York City NY IDA (USTA National Tennis Center Project)       6.50%   11/15/2010(4)          3,500    3,939
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                      5.30%    6/15/2006            27,665   29,356
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                                 1.95%    11/2/2001(3)         15,550   15,550
New York City NY Transitional Finance Auth. Rev.                 5.00%   11/15/2009             3,550    3,812
New York City NY Transitional Finance Auth. Rev.                 5.00%   11/15/2010            16,375   17,560
New York City NY Transitional Finance Auth. Rev.                5.125%    11/1/2010             7,570    8,199
New York City NY Transitional Finance Auth. Rev.                5.125%    11/1/2011             7,245    7,798
New York City NY Transitional Finance Auth. Rev.                5.125%    11/1/2012             7,000    7,478
New York City NY Transitional Finance Auth. Rev.                5.125%    11/1/2013             6,000    6,346
New York City NY Transitional Finance Auth. Rev.                 5.25%   11/15/2011            12,585   13,659
New York City NY Transitional Finance Auth. Rev.                 5.25%     5/1/2012             3,475    3,745
New York City NY Transitional Finance Auth. Rev.                 5.25%   11/15/2012             5,000    5,389
New York City NY Transitional Finance Auth. Rev.                5.375%     2/1/2013            14,000   15,277
New York City NY Transitional Finance Auth. Rev.                5.375%     2/1/2014             5,000    5,403
New York City NY Transitional Finance Auth. Rev.                 5.50%   11/15/2008             2,000    2,220
New York City NY Transitional Finance Auth. Rev.                 5.50%    2/15/2011             3,500    3,890
New York City NY Transitional Finance Auth. Rev.                 5.50%    2/15/2012             5,945    6,576
New York City NY Transitional Finance Auth. Rev.                 5.75%    8/15/2010(3)         14,740   16,654
New York City NY Transitional Finance Auth. Rev.                 5.75%    2/15/2014            10,325   11,493
New York City NY Transitional Finance Auth. Rev.                5.875%    11/1/2012             6,000    6,865
New York City NY Transitional Finance Auth. Rev. VRDO            1.85%    11/7/2001            35,000   35,000
New York City NY Transitional Finance Auth. Rev. VRDO            2.00%    11/2/2001             6,200    6,200
New York City NY Transitional Finance Auth. Rev. VRDO            2.00%    11/2/2001LOC          7,100    7,100
New York State Dormitory Auth. Rev. (City Univ.)                 6.25%     7/1/2003             4,250    4,502
New York State Dormitory Auth. Rev. (City Univ.)                 6.25%     7/1/2004(2)          6,570    7,171

48
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
--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (City Univ.)                 6.35%     7/1/2004             2,500    2,720
New York State Dormitory Auth. Rev. (City Univ.)                 6.45%     7/1/2005             1,500    1,668
New York State Dormitory Auth. Rev. (Jewish Medical Center)      5.25%     7/1/2010(1)          4,000    4,323
New York State Dormitory Auth. Rev. (Jewish Medical Center)      5.25%     7/1/2011(1)          9,170    9,866
New York State Dormitory Auth. Rev. (Mental Health Services)     5.25%    2/15/2011(1)          7,370    7,937
New York State Dormitory Auth. Rev. (Second Hosp.)               5.00%    2/15/2010(9)          4,500    4,803
New York State Dormitory Auth. Rev. (Second Hosp.)               5.10%    2/15/2011(2)         10,040   10,718
New York State Dormitory Auth. Rev. (Second Hosp.)               5.10%    2/15/2011(9)          6,285    6,709
New York State Dormitory Auth. Rev. (State Univ.)                5.80%    5/15/2005             5,400    5,857
New York State Dormitory Auth. Rev. (State Univ.)                5.90%    5/15/2006             2,000    2,163
New York State Dormitory Auth. Rev. (State Univ.)                6.00%     7/1/2004(2)          4,000    4,345
New York State Dormitory Auth. Rev. (State Univ.)                6.10%    5/15/2004(Prere.)     2,000    2,226
New York State Dormitory Auth. Rev. (Univ. of Rochester)         5.75%     7/1/2014(1)          9,725   10,501
New York State Dormitory Auth. Rev. (Univ. System)               5.25%     7/1/2017(1)         14,500   15,045
New York State Dormitory Auth. Rev.
  (Upstate Community Colleges)                                   5.25%     7/1/2010(2)          3,920    4,299
New York State Dormitory Auth. Rev.
  (Upstate Community Colleges)                                   5.25%     7/1/2011(2)          3,610    3,939
New York State Environmental Fac. Corp.
  (Clean Water & Drinking Revolving Funds)                       5.25%    6/15/2010             9,245   10,055
New York State Environmental Fac. Corp.
  (Clean Water & Drinking Revolving Funds)                       5.25%    6/15/2011             9,885   10,703
New York State Environmental Fac. Corp.
  (Clean Water & Drinking Revolving Funds)                       5.25%    6/15/2012             6,350    6,833
New York State Environmental Fac. Water PCR                      5.50%    6/15/2009(1)         10,000   10,923
New York State GO                                                6.00%    10/1/2004             4,195    4,587
New York State Medical Care Fac. Finance Agency Rev.
  (Mental Health Services)                                      5.375%    2/15/2014(4)          4,460    4,624
New York State Thruway Auth. (Highway & Bridge Trust Fund)       5.25%     4/1/2009(3)          4,510    4,917
New York State Thruway Auth. (Highway & Bridge Trust Fund)       5.25%     4/1/2011(2)          5,000    5,390
New York State Thruway Auth. (Highway & Bridge Trust Fund)       5.25%     4/1/2011(3)         11,615   12,539
New York State Thruway Auth. (Highway & Bridge Trust Fund)       5.25%     4/1/2012(3)          6,220    6,675
New York State Thruway Auth. (Highway & Bridge Trust Fund)       5.25%     4/1/2013(3)          5,435    5,788
New York State Thruway Auth. (Highway & Bridge Trust Fund)       5.25%     4/1/2015(2)         10,000   10,487
New York State Thruway Auth. (Highway & Bridge Trust Fund)       6.25%     4/1/2006(1)         10,000   11,166
New York State Thruway Auth. (Highway & Bridge Trust Fund)       6.25%     4/1/2010(4)         16,725   19,534
New York State Thruway Auth. (Highway & Bridge Trust Fund)       6.25%     4/1/2011(4)          3,000    3,533
New York State Thruway Auth. Rev. (Service Contract)            5.375%     4/1/2009(1)         16,500   18,106
New York State Thruway Auth. Rev. (Service Contract)             5.75%     4/1/2004(1)(Prere.) 14,000   15,394
New York State Urban Dev. Corp. Rev. (Correctional Fac.)         6.40%     1/1/2004             9,685   10,403
Niagara County NY IDA Solid Waste Disposal Rev.                  5.45%   11/15/2012            16,000   16,715
Onondaga County NY PCR (Anheuser-Busch Cos., Inc. Project)      6.625%     8/1/2006            10,000   11,356
Port Auth. of New York & New Jersey                              5.00%     8/1/2007             4,900    5,201
Port Auth. of New York & New Jersey                              5.00%     8/1/2015            10,000   10,098
Port Auth. of New York & New Jersey                              5.25%    7/15/2010            11,095   11,786
Port Auth. of New York & New Jersey                              5.50%    9/15/2008(3)          5,810    6,277
Port Auth. of New York & New Jersey CP                           2.15%    11/8/2001            20,617   20,618
Suffolk County NY Water Auth.                                    6.80%     6/1/2012(ETM)       10,660   13,020
Triborough Bridge & Tunnel New York Auth. Rev.                   0.00%     1/1/2003            19,185   18,590
Triborough Bridge & Tunnel New York Auth. Rev.                   5.25%     1/1/2010(4)         11,000   11,881
Triborough Bridge & Tunnel New York Auth. Rev.                   5.50%     1/1/2006(4)          1,000    1,089
Triborough Bridge & Tunnel New York Auth. Rev.                   6.00%     1/1/2012            12,000   13,923
Triborough Bridge & Tunnel New York Auth. Rev.                   6.60%     1/1/2010            55,325   65,640
                                                                                                     ---------
                                                                                                     1,111,538
                                                                                                     ---------

                                                                              49
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
--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
North Carolina (0.2%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)           5.25%    10/1/2019            10,000    9,976
Winston-Salem NC Water & Sewer System Rev.                       5.50%     6/1/2013             3,880    4,346
Winston-Salem NC Water & Sewer System Rev.                       5.50%     6/1/2014             3,210    3,563
                                                                                                     ---------
                                                                                                        17,885
                                                                                                     ---------
Ohio (3.4%)
Cleveland OH Airport System Rev.                                 5.25%     1/1/2009(4)          8,535    9,079
Cleveland OH Airport System Rev.                                 5.25%     1/1/2010(4)          9,010    9,575
Cleveland OH Airport System Rev.                                 5.25%     1/1/2012(4)          5,000    5,286
Cleveland OH Airport System Rev.                                 5.25%     1/1/2013(4)          5,000    5,233
Cleveland OH GO                                                  5.50%     8/1/2008(1)          6,295    6,986
Cleveland OH Water Works Rev.                                    5.25%     1/1/2009(4)         10,110   11,012
Cleveland OH Water Works Rev.                                    5.25%     1/1/2010(4)          7,000    7,576
Cleveland OH Water Works Rev.                                    5.25%     1/1/2011(4)          5,745    6,189
Cleveland OH Water Works Rev.                                    5.25%     1/1/2012(4)         10,695   11,442
Cleveland OH Water Works Rev.                                    6.00%     1/1/2003(1)          2,105    2,195
Cleveland OH Water Works Rev.                                    6.00%     1/1/2004(1)          6,855    7,332
Cleveland OH Water Works Rev.                                    6.00%     1/1/2005(1)          4,545    4,961
Cleveland OH Water Works Rev.                                    6.00%     1/1/2006(1)          2,100    2,326
Cleveland OH Water Works Rev.                                    6.25%     1/1/2005(2)(Prere.)  4,910    5,043
Cuyahoga County OH Hosp. Rev. VRDO
  (Univ. Health Systems, Inc.)                                   2.10%    11/8/2001(2)          1,400    1,400
Franklin County OH Hosp. Rev.                                    5.75%    5/15/2012(2)          5,000    5,209
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                                5.625%    10/1/2012             6,800    7,380
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                                5.625%     9/1/2013(1)          3,000    3,258
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                                5.625%    10/1/2013             6,810    7,319
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                                5.625%    10/1/2014             6,000    6,395
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                                5.625%    10/1/2015             4,000    4,224
Ohio Air Quality Dev. Auth. PUT (Ohio Edison)                    4.85%     2/1/2003            10,000   10,034
Ohio Air Quality Dev. Auth. VRDO
  (Cincinnati Gas & Electric Co. Project)                        1.95%    11/2/2001LOC          6,100    6,100
Ohio Building Auth. (Data Center)                                5.75%    10/1/2005             3,070    3,389
Ohio Building Auth. (Highway Safety Building)                   5.375%    10/1/2009(2)          4,605    4,994
Ohio Building Auth. (Highway Safety Building)                    5.75%    10/1/2008(2)          5,055    5,609
Ohio Building Auth. (Highway Safety Building)                    6.00%     4/1/2007(2)          4,640    5,215
Ohio Building Auth. (State Correctional Fac.)                    5.50%    10/1/2012(4)          5,000    5,583
Ohio Building Auth. (State Correctional Fac.)                    5.50%    10/1/2013(4)          3,000    3,321
Ohio Building Auth. (State Correctional Fac.)                    5.70%    10/1/2003             3,305    3,514
Ohio Building Auth. (State Correctional Fac.)                    5.70%    10/1/2004             2,725    2,957
Ohio Building Auth. (State Correctional Fac.)                    5.75%     4/1/2008(2)          5,375    5,964
Ohio Building Auth. (State Correctional Fac.)                    5.75%     4/1/2009(2)          5,485    6,049
Ohio Building Auth. (State Correctional Fac.)                    5.80%    10/1/2006             4,360    4,874
Ohio Building Auth. (State Correctional Fac.)                    5.90%    10/1/2007             2,500    2,826
Ohio Building Auth. (State Correctional Fac.)                    5.90%    10/1/2009(1)(Prere.)  4,435    4,926
Ohio Building Auth. (State Correctional Fac.)                    6.00%    10/1/2007(2)          3,710    4,201
Ohio Building Auth. (State Correctional Fac.)                    6.50%    10/1/2002(1)          5,350    5,564
Ohio Building Auth. (State Correctional Fac.)                    6.50%    10/1/2003(1)          5,710    6,163
Ohio GO                                                         5.375%     2/1/2012             7,255    8,019

50

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Ohio GO                                                         5.375%     2/1/2013             7,645    8,382
Ohio GO                                                         5.375%     2/1/2014             5,000    5,434
Ohio GO                                                         5.375%     2/1/2015             3,485    3,754
Ohio GO                                                         5.375%     2/1/2017             5,500    5,822
Ohio GO                                                         7.625%     8/1/2010             3,510    4,458
Ohio Higher Educ. Fac.                                           5.90%    12/1/2001(Prere.)     8,175    8,364
Ohio Higher Educ. Fac. Comm. Rev. VRDO (Kenyon College)          2.05%    11/7/2001             2,900    2,900
Ohio Housing Finance Agency Rev.                                5.025%     3/1/2021            16,615   17,016
Ohio Housing Finance Agency Rev.                                 5.45%     9/1/2031            25,800   27,352
Ohio Housing Finance Agency Rev.                                5.625%     3/1/2032            10,000   10,662
Ohio Public Fac. Comm. Higher Educ. Fac.                         5.00%    12/1/2009             5,190    5,534
Ohio Public Fac. Comm. Higher Educ. Fac.                         5.25%     5/1/2010(2)(Prere.)  5,950    6,414
Ohio Public Fac. Comm. Higher Educ. Fac.                         5.50%    12/1/2001(Prere.)     5,465    5,590
Ohio Turnpike Comm. Turnpike Rev.                                5.50%    2/15/2010(1)(Prere.)  4,435    4,929
Ohio Water Dev. Auth.                                            6.00%    12/1/2004(2)(Prere.)  2,520    2,661
Univ. of Cincinnati OH General Receipts                          5.50%     6/1/2013(3)          2,700    3,004
Univ. of Cincinnati OH General Receipts                          5.50%     6/1/2014(3)          1,000    1,103

352,101

Oklahoma (1.3%)
Grand River Dam Auth. Oklahoma                                   5.70%     6/1/2005(4)         20,000   21,881
Grand River Dam Auth. Oklahoma                                   5.75%     6/1/2006(4)         19,350   21,455
Grand River Dam Auth. Oklahoma                                   6.25%     6/1/2011(2)          7,600    8,996
Grand River Dam Auth. Oklahoma                                   8.00%     6/1/2002            21,000   21,705
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.125%    8/15/2010             2,955    2,366
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)               5.20%    8/15/2011             3,000    2,373
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)               5.75%    8/15/2014             5,805    4,547
Oklahoma Turnpike Auth.                                          5.50%     1/1/2009(3)          6,000    6,646
Tulsa County OK Ind. Dev. PUT (St. Francis Hosp.)                5.15%   12/15/2003            13,715   14,319
Tulsa OK Metro. Util. Auth. Rev.                                 7.00%     2/1/2003             2,775    2,825
Tulsa OK Muni. Airport Transp. Rev.                              6.00%    12/1/2008            16,000   14,657
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)          5.80%    12/1/2004            19,855   19,071
                                                                                                     ---------
                                                                                                       140,841
                                                                                                     ---------
Oregon (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                         5.50%    2/15/2009             7,715    8,425
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                         5.50%    2/15/2010             9,955   10,911
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                         5.75%     5/1/2012             2,955    3,313
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                         5.75%     5/1/2013             5,580    6,206
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                         5.75%     5/1/2014             5,825    6,435
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                         5.75%     5/1/2015             4,395    4,813
Oregon State Dept. Administrative Services                       5.75%     4/1/2010(4)          7,560    8,505
Oregon State Dept. Administrative Services                       5.75%     4/1/2011(4)          8,715    9,774
Oregon State Dept. Administrative Services                       5.75%     4/1/2012(4)          2,500    2,794
Oregon State Dept. Administrative Services                       5.75%     4/1/2013(4)          3,000    3,338
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                               5.00%     7/1/2013(3)          2,520    2,583
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                               5.50%     7/1/2014(2)          5,325    5,625

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Portland OR Sewer System Rev.                                    5.00%     6/1/2010(3)         12,980   13,683
Portland OR Sewer System Rev.                                    5.00%     6/1/2012(3)         13,580   14,156
Portland OR Sewer System Rev.                                    6.00%     6/1/2007(3)          5,600    6,310
                                                                                                     ---------
                                                                                                       106,871
                                                                                                     ---------
Pennsylvania (4.6%)
Beaver County PA IDA PCR PUT (Ohio Edison Project)               4.65%     6/1/2004            59,000    59,254
Delaware County PA IDA PCR PUT (PECO Energy Co. Project)         5.20%    10/1/2004             1,500    1,560
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                                6.00%     1/1/2009             5,355    5,674
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                                6.10%     1/1/2004             5,000    5,168
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                                6.10%     1/1/2007             7,955    8,404
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                                6.10%     7/1/2013             9,750   10,182
Lehigh County PA General Purpose Hosp. Auth. Rev. VRDO
  Lehigh Valley Health Network)                                  2.04%    11/2/2001(2)          4,695    4,695
Montgomery County PA IDA PCR (PECO Energy)                       5.20%    10/1/2030            24,500   25,541
Pennsbury PA School Dist. GO                                     5.50%    8/15/2014(3)          6,000    6,330
Pennsylvania Convention Center Auth. Rev.                        6.25%     9/1/2004             9,680   10,197
Pennsylvania Convention Center Auth. Rev.                        6.70%     9/1/2014(1)          4,000    4,484
Pennsylvania Convention Center Auth. Rev.                        6.70%     9/1/2016(3)(ETM)     3,000    3,677
Pennsylvania COP                                                 5.00%     7/1/2003(2)          4,555    4,746
Pennsylvania GO                                                  5.00%     6/1/2003(1)          4,500    4,690
Pennsylvania GO                                                  5.00%    4/15/2005             7,565    7,903
Pennsylvania GO                                                  5.00%    4/15/2007             3,000    3,111
Pennsylvania GO                                                  5.00%    4/15/2008             2,525    2,611
Pennsylvania GO                                                  5.25%   10/15/2005            10,400   11,323
Pennsylvania GO                                                 5.375%    5/15/2013(3)          3,515    3,732
Pennsylvania GO                                                  5.50%     5/1/2013(3)          8,025    8,482
Pennsylvania GO                                                  5.90%   11/15/2001             1,500    1,502
Pennsylvania GO                                                  6.00%     7/1/2008             8,220    9,374
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Allegheny/Delaware Valley)                                    5.00%   11/15/2003(1)          7,380    7,743
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Allegheny/Delaware Valley)                                    5.00%   11/15/2004(1)          9,295    9,853
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Allegheny/Delaware Valley)                                    5.00%   11/15/2005(1)          7,690    8,213
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Allegheny/Delaware Valley)                                    5.00%   11/15/2006(1)          3,250    3,480
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)                           5.25%     8/1/2011(4)          8,195    8,892
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)                           5.25%     8/1/2012(4)          2,750    2,961
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)                           5.25%     8/1/2013(4)          4,000    4,271
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
  (Carnegie Mellon Univ.)                                        1.90%    11/2/2001             3,400    3,400
Pennsylvania Housing Finance Agency Rev.                         5.40%    10/1/2024             5,360    5,581
Pennsylvania Intergovernmental Cooperation Auth. Rev.            5.25%    6/15/2010(3)          6,700    7,287
Pennsylvania Intergovernmental Cooperation Auth. Rev.            5.25%    6/15/2011(3)         10,000   10,814
Pennsylvania Intergovernmental Cooperation Auth. Rev.            5.25%    6/15/2012(3)          6,660    7,148
Pennsylvania Intergovernmental Cooperation Auth. Rev.            5.25%    6/15/2013(3)          5,000    5,326

52

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Cooperation Auth. Rev.            5.45%    6/15/2008(3)(Prere.) 18,095   19,012
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.               5.25%    12/1/2011(2)         11,000   11,937
Philadelphia PA Gas Works Rev.                                   5.25%     7/1/2010(4)         10,180   10,955
Philadelphia PA Gas Works Rev.                                   5.25%     7/1/2011(4)          5,000    5,353
Philadelphia PA Gas Works Rev.                                   5.50%     7/1/2007(4)          8,025    8,843
Philadelphia PA Gas Works Rev.                                   5.50%     7/1/2009(4)         10,820   11,867
Philadelphia PA GO                                              5.125%    5/15/2009(3)          2,000    2,171
Philadelphia PA GO                                              5.125%    5/15/2010(3)         11,695   12,702
Philadelphia PA GO                                              5.125%    5/15/2011(3)         12,290   13,265
Philadelphia PA GO                                              5.125%    5/15/2012(3)          4,975    5,329
Philadelphia PA GO                                              5.125%    5/15/2013(3)          5,000    5,316
Philadelphia PA GO                                               5.25%    3/15/2010(4)          1,755    1,920
Philadelphia PA GO                                               5.25%    3/15/2011(4)          3,610    3,927
Philadelphia PA GO                                               5.25%    3/15/2012(4)          3,000    3,240
Philadelphia PA IDA Rev. (Philadelphia Airport System Project)   5.75%    6/15/2011(3)          4,695    5,165
Philadelphia PA Muni. Auth. Rev.                                 6.00%    7/15/2003             2,585    2,655
Philadelphia PA Parking Auth.                                    5.25%     9/1/2010(2)          4,875    5,220
Philadelphia PA School Dist. GO                                  5.25%     4/1/2011(1)          3,920    4,229
Philadelphia PA School Dist. GO                                  6.25%     9/1/2005(2)          5,000    5,584
Philadelphia PA School Dist. GO                                  6.25%     9/1/2006(2)          2,000    2,265
Philadelphia PA School Dist. GO                                  6.25%     9/1/2008(2)          4,000    4,608
Philadelphia PA School Dist. GO                                  6.25%     9/1/2009(2)          2,080    2,418
Philadelphia PA Water & Waste Water Rev.                         5.50%    6/15/2003(3)          3,000    3,148
Philadelphia PA Water & Waste Water Rev.                         6.25%     8/1/2007(1)          5,000    5,691
Pittsburgh PA GO                                                 5.20%     3/1/2010(3)         17,000   17,785
Pittsburgh PA Water & Sewer Auth. Rev.                           5.60%     9/1/2005(3)(Prere.)  6,000    6,586
Washington County PA Higher Educ. VRDO
  (Pooled Equipment Lease Program)                               2.05%  11/7/2001LOC          10,000    10,000
                                                                                                     ---------
                                                                                                       478,800
                                                                                                     ---------
Puerto Rico (0.6%)
Puerto Rico Electric Power Auth. Rev.                            5.00%     7/1/2011(1)          5,000    5,415
Puerto Rico Electric Power Auth. Rev.                            5.00%     7/1/2011(4)          3,500    3,790
Puerto Rico Electric Power Auth. Rev.                           5.125%     7/1/2013(1)         11,955   12,851
Puerto Rico Electric Power Auth. Rev.                            5.25%     7/1/2009(1)          7,235    7,942
Puerto Rico GO                                                   5.50%     7/1/2013(1)          5,000    5,683
Puerto Rico GO                                                   5.50%     7/1/2014(1)          5,000    5,681
Puerto Rico Highway & Transp. Auth. Highway Rev.                 6.25%     7/1/2011(1)          2,835    3,397
Puerto Rico Muni. Finance Agency                                 5.75%     8/1/2012(4)          2,470    2,805
Puerto Rico Muni. Finance Agency                                5.875%     8/1/2014(4)          4,000    4,536
Puerto Rico Telephone Auth. Rev.                                 5.40%     1/1/2003(Prere.)     9,550   10,058
                                                                                                     ---------
                                                                                                        62,158
                                                                                                     ---------
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.                   6.55%     8/1/2010(1)          8,385    9,871
Rhode Island Depositors Econ. Protection Corp.                   6.55%     8/1/2010(1)(ETM)    18,465   21,793
Rhode Island GO                                                  6.00%     8/1/2005(1)          3,000    3,326
Rhode Island GO                                                  6.00%     8/1/2006(1)          3,000    3,369
                                                                                                     ---------
                                                                                                        38,359
                                                                                                     ---------
South Carolina (0.7%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
  (Amoco Chemical Co. Project)                                   2.15%    11/2/2001               800      800
Piedmont SC Muni. Power Agency Rev.                              5.40%     1/1/2007(1)          1,800    1,957
Piedmont SC Muni. Power Agency Rev.                              5.40%     1/1/2007(1)(ETM)     1,400    1,534
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
  (Palmetto Health Alliance)                                     7.00%   12/15/2010            10,500   11,245

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
  (Palmetto Health Alliance)                                    7.125%   12/15/2015             7,000    7,579
South Carolina Public Service Auth. Rev.                         5.50%     1/1/2013(4)          5,000    5,422
South Carolina Transp. Infrastructure Rev.                       5.00%    10/1/2010(1)          8,000    8,590
South Carolina Transp. Infrastructure Rev.                       5.75%    10/1/2011(1)          6,925    7,826
South Carolina Transp. Infrastructure Rev.                       5.75%    10/1/2012(1)          6,245    7,012
South Carolina Transp. Infrastructure Rev.                       5.75%    10/1/2013(1)          9,020   10,083
South Carolina Transp. Infrastructure Rev.                       5.75%    10/1/2014(1)          8,495    9,441
                                                                                                     ---------
                                                                                                        71,489
                                                                                                     ---------
South Dakota (0.1%)
South Dakota Building Auth. Lease Rev.                           5.25%    12/1/2010(2)          4,800    5,143
                                                                                                     ---------
Tennessee (0.4%)
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                    5.40%     4/1/2011             3,465    3,600
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                    5.50%     4/1/2012             2,660    2,767
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                    5.50%     4/1/2013             4,495    4,635
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                   5.625%     4/1/2014             2,000    2,067
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                    5.75%     4/1/2019            13,000    3,236
Metro. Govt. of Nashville & Davidson County TN
  Water & Sewer Rev.                                             7.70%     1/1/2012(3)          5,000    6,418
Shelby County TN GO                                              0.00%    12/1/2011            10,000    6,505
Shelby County TN GO                                             5.625%     4/1/2005(Prere.)     1,245    1,366
Shelby County TN GO                                             5.625%     4/1/2012             3,755    4,056
                                                                                                     ---------
                                                                                                        44,650
                                                                                                     ---------
Texas (12.6%)
Anderson County TX Rev. (Coffield Prison Farm Project)           5.50%    3/15/2003(2)(Prere.) 18,290   19,097
Austin TX Combined Util. System Rev.                             0.00%   11/15/2009(2)          5,020    3,608
Austin TX Combined Util. System Rev.                             0.00%   11/15/2010(2)          5,000    3,419
Austin TX Combined Util. System Rev.                             0.00%   11/15/2011(1)         18,100   11,751
Austin TX Combined Util. System Rev.                             0.00%   11/15/2011(2)         12,600    8,180
Austin TX Combined Util. System Rev.                             5.20%   11/15/2003(1)          3,360    3,550
Austin TX Combined Util. System Rev.                             5.30%    5/15/2004(1)          5,770    6,104
Austin TX Combined Util. System Rev.                             5.75%   11/15/2003(4)          7,500    8,009
Austin TX Combined Util. System Rev.                             7.25%   11/15/2003(ETM)          395      434
Austin TX Independent School Dist.                               0.00%     8/1/2007             3,400    2,739
Austin TX Independent School Dist.                               5.75%     8/1/2006(Prere.)     3,470    3,870
Austin TX Independent School Dist.                               5.75%     8/1/2012             1,530    1,634
Birdville TX Independent School Dist.                            5.75%    2/15/2003             4,095    4,272
Birdville TX Independent School Dist.                            5.75%    2/15/2003(ETM)          895      935
Board of Regents of the Univ. of Texas
  System Permanent Univ. Fund CP                                 2.05%   11/16/2001             9,000    9,000
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)              5.20%    12/1/2018            23,900   24,358
Brazos River Auth. TX PCR (Texas Utility Electric Co.)           4.95%     4/1/2004            65,000   66,437
Brazos River Auth. TX PCR (Texas Utility Electric Co.)           5.40%     4/1/2030            25,000   25,928
Carrollton TX Independent School Dist.                           6.00%    2/15/2009(Prere.)     5,865    6,715
Dallas TX Civic Center Refunding & Improvement                   4.60%    8/15/2009(1)          5,500    5,779
Dallas TX Civic Center Refunding & Improvement                   4.70%    8/15/2010(1)         11,000   11,564
Dallas TX Civic Center Refunding & Improvement                   4.80%    8/15/2011(1)         12,635   13,273
Dallas TX Civic Center Refunding & Improvement                   4.90%    8/15/2012(1)         13,240   13,869

54

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Dallas TX Independent School Dist.                               5.30%    8/15/2005(Prere.)     3,780    4,106
Dallas TX Independent School Dist.                               5.30%    8/15/2008             1,220    1,289
Dallas TX Independent School Dist.                               5.40%    8/15/2005(Prere.)     7,890    8,599
Dallas TX Independent School Dist.                               5.50%    8/15/2005(Prere.)    18,300   20,008
Dallas TX Independent School Dist.                               5.60%    8/15/2003(Prere.)     2,220    2,351
Dallas TX Independent School Dist.                               5.60%    8/15/2004             5,780    6,068
Dallas TX Independent School Dist.                               5.70%    8/15/2003(Prere.)     2,410    2,557
Dallas TX Waterworks & Sewer Rev.                                7.75%     4/1/2003            16,200   17,407
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines,Inc.)                5.95%    11/1/2003            29,000   28,283
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines,Inc.)                6.05%    11/1/2005             6,250    5,996
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines, Inc.)               6.15%     5/1/2029            11,500   10,761
Harris County TX Health Care Fac. Dev. Corp. Rev. VRDO
  (Texas Medical Center Project)                                 2.00%    11/2/2001(1)         38,800   38,800
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
  (Methodist Hosp. of Houston)                                   1.95%    11/2/2001             6,700    6,700
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)   5.25%     7/1/2004             9,000    9,432
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
  (St. Luke's Episcopal Hosp.)                                   1.95%    11/2/2001            36,550   36,550
Harris County TX IDA VRDO (Shell Oil Co. Project)                2.00%    11/2/2001             2,300    2,300
Harris County TX Toll Road Rev.                                  6.30%    8/15/2004(3)            840      883
Harris County TX Toll Road Rev. VRDO                             1.90%    11/7/2001            15,975   15,975
Houston TX Airport System Rev.                                   5.75%     7/1/2011(4)          6,560    7,167
Houston TX Airport System Rev.                                  5.875%     7/1/2012(4)          7,015    7,695
Houston TX Airport System Rev.                                  5.875%     7/1/2014(4)          5,000    5,402
Houston TX Airport System Rev.                                   6.00%     7/1/2011(3)          4,200    4,603
Houston TX Airport System Rev.                                   6.00%     7/1/2012(3)          4,460    4,877
Houston TX Airport System Special Fac. Rev.
   (Continental Airlines Inc. Terminal E Project)                6.75%     7/1/2021            50,000   39,705
Houston TX GO                                                    5.00%     3/1/2004             6,265    6,452
Houston TX GO                                                    5.00%     3/1/2011             4,535    4,766
Houston TX GO                                                    5.10%     3/1/2006            12,200   12,538
Houston TX GO                                                    5.25%     3/1/2010             9,865   10,661
Houston TX GO                                                    5.25%     3/1/2011             6,000    6,445
Houston TX GO                                                    5.50%     3/1/2011(4)         11,935   13,227
Houston TX GO                                                    5.75%     3/1/2012(4)         12,555   14,067
Houston TX GO                                                    5.75%     3/1/2013(4)          4,300    4,794
Houston TX GO                                                    7.00%     3/1/2008            48,405   56,326
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   0.00%     9/1/2017(2)         13,760    6,218
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   5.25%     7/1/2007(4)(Prere.)  6,585    7,176
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                  5.375%     9/1/2012(2)         14,455   15,762
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                  5.375%     9/1/2013(2)         10,545   11,393
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                  5.375%     9/1/2014(2)          6,190    6,621
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                  5.375%     9/1/2015(2)         10,750   11,394
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   5.50%     9/1/2010(2)          9,155   10,161

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   5.75%     9/1/2013(2)         13,840   15,493
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   5.75%     9/1/2016(2)          5,540    6,062
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   5.75%     9/1/2017(2)          5,855    6,363
Houston TX Water & Sewer System Rev.                             0.00%    12/1/2010(2)          5,000    3,413
Houston TX Water & Sewer System Rev.                            5.375%    12/1/2010(4)          5,000    5,440
Houston TX Water & Sewer System Rev.                             5.50%    12/1/2014(4)         21,500   23,354
Houston TX Water & Sewer System Rev.                             5.50%    12/1/2015(4)          7,250    7,802
Houston TX Water & Sewer System Rev.                             5.75%    12/1/2015(1)          3,315    3,476
Houston TX Water & Sewer System Rev.                             7.00%    12/1/2001(2)          3,220    3,233
Houston TX Water & Sewer System Rev.                             7.00%    12/1/2002(2)          4,125    4,336
Houston TX Water & Sewer System Rev.                             7.00%    12/1/2003(2)          3,100    3,388
Lower Colorado River Auth. Texas Rev.                            5.00%     1/1/2012(4)          2,520    2,724
Lower Colorado River Auth. Texas Rev.                            5.50%    5/15/2010(4)          4,155    4,605
Lower Colorado River Auth. Texas Rev.                            5.75%    5/15/2011(4)         11,200   12,548
Lower Colorado River Auth. Texas Rev.                            5.75%    5/15/2012(4)         24,000   26,706
Lower Colorado River Auth. Texas Rev.                           5.875%    5/15/2014(4)          5,000    5,559
Lubbock TX Health Fac. Dev. Corp. Rev.
  (St. Joseph's Health System)                                   5.25%     7/1/2009(4)          8,070    8,673
Lubbock TX Health Fac. Dev. Corp. Rev.
  (St. Joseph's Health System)                                   5.25%     7/1/2010(4)          9,355   10,003
Matagorda County TX Navigation Dist. PCR PUT
  (Reliant Energy Inc.)                                          5.20%    11/1/2002             4,000    4,051
North Texas Health Fac. Dev.                                     5.75%   2/15/2010(1)           4,115    4,515
San Antonio TX Electric & Gas Rev.                               5.25%     2/1/2007(Prere.)     1,335    1,464
San Antonio TX Electric & Gas Rev.                               5.25%     2/1/2010            13,775   14,708
San Antonio TX Electric & Gas Rev.                               5.25%     2/1/2012             8,500    9,092
San Antonio TX Electric & Gas Rev.                               5.25%     2/1/2013             6,000    6,371
San Antonio TX Electric & Gas Rev.                               5.50%     2/1/2002(Prere.)     1,845    1,879
San Antonio TX Electric & Gas Rev.                               5.50%     2/1/2004             1,425    1,451
San Antonio TX Electric & Gas Rev.                               5.50%     2/1/2004(ETM)        1,275    1,355
San Antonio TX Electric & Gas Rev.                               5.60%     2/1/2007(Prere.)       745      830
San Antonio TX Electric & Gas Rev.                               5.75%     2/1/2012            20,440   22,734
San Antonio TX Electric & Gas Rev.                               5.75%     2/1/2013            10,205   11,298
San Antonio TX Electric & Gas Rev.                               5.75%     2/1/2014            12,100   13,307
San Antonio TX Electric & Gas Rev.                               5.75%     2/1/2015             9,200   10,057
San Antonio TX Electric & Gas Rev.                               5.80%     2/1/2006             6,120    6,732
San Antonio TX Electric & Gas Rev.                               5.80%     2/1/2006(ETM)        1,880    2,072
Tarrant County TX Health Resources                               5.75%    2/15/2013(1)+         7,670    8,174
Tarrant County TX Water Control & Improvement Dist.              4.50%     3/1/2011(2)          5,000    5,023
Texas GO                                                         8.00%    10/1/2007            50,000   61,868
Texas State GO Public Finance Auth.                              5.50%    10/1/2012            13,455   14,977
Texas State GO Public Finance Auth.                              5.50%    10/1/2013            19,175   21,179
Texas State GO Public Finance Auth.                              5.75%    10/1/2004(Prere.)    13,625   14,819
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2010(2)          8,000    5,518
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2012(2)          5,175    3,199
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2014(1)          5,665    3,098
Texas Public Finance Auth. Building Rev.                         6.75%     2/1/2002(1)          5,000    5,057
Texas Public Finance Auth. Building Rev.                         6.80%     2/1/2003(1)          5,000    5,056
Texas TOB VRDO                                                   2.05%    11/7/2001++         120,000  120,000
Texas TRAN                                                       3.75%    8/29/2002            20,000   20,275

56

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Texas Water Finance Assistance GO                                5.25%     8/1/2010             6,565    7,066
Texas Water Finance Assistance GO                                5.25%     8/1/2012             3,600    3,833
Tomball TX Hosp. Auth. Rev.                                      5.75%     7/1/2014             8,500    8,531
Tomball TX Hosp. Auth. Rev.                                      6.00%     7/1/2019             3,600    3,523
                                                                                                     ---------
                                                                                                     1,316,330
                                                                                                     ---------
Utah (0.7%)
Intermountain Power Agency Utah Power Supply Rev.                5.25%     7/1/2009(1)         41,240   44,873
Intermountain Power Agency Utah Power Supply Rev.                6.00%     7/1/2012            17,000   17,524
Salt Lake City UT Building Auth. Lease Rev.                      5.90%    10/1/2006(1)          4,000    4,405
Utah Muni. Finance Coop. Local Govt. Rev.                        0.00%     3/1/2010(4)          7,000    4,931
                                                                                                     ---------
                                                                                                        71,733
                                                                                                     ---------
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.                        6.375%    10/1/2019             5,865    6,341
                                                                                                     ---------
Virginia (0.5%)
Arlington County VA IDA Resource Recovery Rev.
  (Alexandria/Arlington Waste)                                  5.375%     1/1/2012(4)          3,000    3,202
Chesapeake Bay Bridge & Tunnel Virginia                          5.40%     7/1/2005(3)          6,090    6,618
Virginia Beach VA Refunding & Public Improvement                 5.25%     8/1/2010             9,690   10,582
Virginia Beach VA Refunding & Public Improvement                 5.25%     8/1/2011             5,000    5,435
Virginia Beach VA Refunding & Public Improvement                 5.25%     8/1/2012             3,000    3,243
Virginia Beach VA Refunding & Public Improvement                 5.25%     8/1/2013             1,750    1,878
Virginia College Building Auth. Educ. Fac.Rev.
  Public Higher Educ.                                            5.75%     9/1/2011             4,085    4,671
Virginia College Building Auth. Educ. Fac.Rev.
  Public Higher Educ.                                            5.75%     9/1/2012             4,310    4,904
Virginia Housing Dev. Auth.                                      7.10%     1/1/2017             8,000    8,182
Virginia Public School Auth. Rev.                                5.40%     6/1/2009             5,750    6,250
                                                                                                     ---------
                                                                                                        54,965
                                                                                                     ---------
Washington (1.2%)
King County WA School Dist.                                      5.50%    12/1/2016(3)          5,635    5,904
King County WA School Dist.                                      6.00%    12/1/2004             5,000    5,225
King County WA School Dist.                                      6.10%    12/1/2005             5,000    5,250
Seattle WA Power & Light Rev.                                    5.00%     7/1/2011             5,715    5,996
Seattle WA Power & Light Rev.                                    5.10%     5/1/2005            10,575   11,172
Seattle WA Water System Rev.                                     5.00%    12/1/2003             2,000    2,108
Seattle WA Water System Rev.                                     5.10%    12/1/2004             4,000    4,224
Snohomish County WA School Dist.                                 6.50%    12/1/2011             5,825    7,018
Spokane WA Regional Solid Waste Management System Rev.           6.50%     1/1/2008(2)          3,500    3,976
Spokane WA Regional Solid Waste Management System Rev.           6.50%     1/1/2009(2)          3,000    3,437
Tacoma WA Electric System Rev.                                   5.50%     1/1/2012(2)          5,500    5,532
Tacoma WA Electric System Rev.                                   5.70%     1/1/2003(2)          5,785    5,932
Tacoma WA Electric System Rev.                                   5.70%     1/1/2003(2)(ETM)     1,060    1,102
Washington GO                                                    5.00%     1/1/2010             4,705    5,017
Washington GO                                                    5.00%     1/1/2013             4,925    5,139
Washington GO                                                    5.50%     7/1/2011             6,755    7,491
Washington GO                                                    5.75%     5/1/2004(Prere.)        85       91
Washington GO                                                    6.00%     7/1/2003             5,200    5,508
Washington GO                                                    6.25%     2/1/2011             6,680    7,731
Washington Health Care Fac. Auth. (Sisters of Providence)        6.00%    10/1/2002(2)          5,105    5,277
Washington Health Care Fac. Auth. (Sisters of Providence)        6.00%    10/1/2003(2)          5,270    5,613
Washington Health Care Fac. Auth. (Sisters of Providence)        6.00%    10/1/2004(2)          5,515    5,990
Washington Health Care Fac. Auth. (Sisters of Providence)        6.00%    10/1/2005(2)          4,830    5,326
                                                                                                     ---------
                                                                                                       120,059
                                                                                                     ---------

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Intermediate-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
West Virginia (0.2%)
West Virginia Building Comm. Rev.                                5.25%     7/1/2008(1)          1,000    1,090
West Virginia GO                                                 5.25%     6/1/2016(4)         10,000   10,522
West Virginia School Building Auth. Rev.                         5.30%     7/1/2009(2)          8,000    8,735
West Virginia School Building Auth. Rev.                        5.625%     7/1/2002(1)            655      670
                                                                                                     ---------
                                                                                                        21,017
                                                                                                     ---------
Wisconsin (1.1%)
Green Bay WI PCR (Procter & Gamble)                              5.15%     5/1/2004             9,600   10,096
Wisconsin GO                                                     5.20%     5/1/2006(Prere.)     4,150    4,506
Wisconsin GO                                                     5.50%     5/1/2014(1)         18,000   20,109
Wisconsin GO                                                     5.50%     5/1/2015(1)         10,000   11,132
Wisconsin GO                                                     5.75%     5/1/2011(Prere.)    40,315   46,189
Wisconsin GO                                                     5.75%     5/1/2012            18,000   20,439
                                                                                                     ---------
                                                                                                       112,471
                                                                                                     ---------
Wyoming (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                       2.00%    11/2/2001             9,165    9,165
Platte County WY PCR (Basin Electric Power Corp.)                4.60%     1/1/2002             2,430    2,438
Sublette County WY PCR VRDO (Exxon Project)                      2.00%    11/2/2001             3,300    3,300
                                                                                                     ---------
                                                                                                        14,903
                                                                                                     ---------
--------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $9,873,371)                                                                                   10,399,493
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   167,118
Liabilities                                                                                           (128,231)
                                                                                                     ---------
                                                                                                        38,887
                                                                                                     ---------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                  $10,438,380
==============================================================================================================
 *See Note A in Notes to Financial Statements.
 +Securities  with an  aggregate  value of  $5,540,000  have been  segregated  as initial margin for open futures contracts.
++Security  exempt from  registration  under Rule 144A of the  Securities Act of
  1933.  This  security  may be sold in  transactions  exempt  from  registration, normally to qualified  institutional  buyers.  At October 31, 2001, the value of this security was $120,000,000, representing 1.1% of net assets.
  For key to abbreviations and other references, see page 88.

58

                                                                                                        Amount
                                                                                                           000
--------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------
Paid-in Capital--Note E                                                                            $ 9,924,670
Undistributed Net Investment Income                                                                        --
Overdistributed Net Realized Gains--Note E                                                              (9,547)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                                                526,122
  Futures Contracts                                                                                     (2,865)
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $10,438,380
==============================================================================================================
Investor Shares--Net Assets
Applicable to 510,071,901 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                 $6,944,145
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                                       $13.61
==============================================================================================================
Admiral Shares--Net Assets
Applicable to 256,663,608 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                 $3,494,235
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                                                        $13.61
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Insured Long-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.9%)
--------------------------------------------------------------------------------------------------------------
Alabama (2.2%)
Jefferson County AL Sewer Rev. Capital Improvement               5.50%     2/1/2040(3)         45,000   46,784
Medical Clinic Board of Bessemer AL Rev.
  (Bessemer Carraway Hosp.)                                      7.25%     4/1/2015(1)          5,000    5,069
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)       6.00%     3/1/2026(2)          5,500    5,842
Mobile AL Water & Sewer Comm.                                    5.50%     1/1/2010(3)          4,000    4,253
                                                                                                     ---------
                                                                                                        61,948
                                                                                                     ---------
Alaska (0.4%)
Anchorage AK Electric Rev.                                       8.00%    12/1/2009(1)          2,565    3,274
Anchorage AK Electric Rev.                                       8.00%    12/1/2010(1)          2,960    3,828
North Slope Borough AK GO                                        0.00%    6/30/2010(1)          4,000    2,774
                                                                                                     ---------
                                                                                                         9,876
                                                                                                     ---------
Arizona (0.6%)
Maricopa County AZ Rev. (Samaritan Health Service)               7.00%    12/1/2016(1)          8,650   10,824
Tucson AZ Water System Rev.                                      5.50%     7/1/2017(3)          4,850    5,161
                                                                                                     ---------
                                                                                                        15,985
                                                                                                     ---------
Arkansas (0.4%)
North Little Rock AR Electric Rev.                               6.50%     7/1/2010(1)          3,500    4,164
North Little Rock AR Electric Rev.                               6.50%     7/1/2015(1)          4,500    5,473
                                                                                                     ---------
                                                                                                         9,637
                                                                                                     ---------
California (5.4%)
Access to Loan for Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO                      2.10%    11/8/2001            18,000   18,000
California Health Fac. Finance Auth. (Adventist Health System)   6.75%     3/1/2011(1)         12,000   12,286
California Health Fac. Finance Auth. (Pomona Valley Hosp.)       5.75%     7/1/2015(1)          8,205    9,009
Modesto CA Irrigation Dist. Finance Auth. Rev.
  (Woodland Project)                                             6.50%    10/1/2022(2)         20,225   24,731
MSR California Public Power Agency (San Juan Project)           6.125%     7/1/2013(2)          9,000   10,768
MSR California Public Power Agency (San Juan Project)            6.75%     7/1/2020(1)         13,000   16,357
Sacramento CA Muni. Util. Dist.                                  5.75%    8/15/2013(1)         12,360   12,659
Sacramento CA Muni. Util. Dist.                                  6.50%     9/1/2013(1)          8,895   10,974
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.      0.00%    1/15/2032(1)         50,150   10,148
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.      0.00%    1/15/2034(1)          8,135    1,436
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.      0.00%    1/15/2036(1)          5,000      815
Santa Clara CA Redev. Agency (Bayshore North Project)            7.00%     7/1/2010(2)          2,000    2,429
Santa Rosa CA Waste Water Rev.                                   6.00%     9/1/2015(3)          5,000    5,931
South County CA Regional Waste Water Auth. (Gilroy)              5.50%     8/1/2002(3)          8,000    8,210
Ukiah CA Electric Rev.                                           6.25%     6/1/2018(1)          6,330    7,603
                                                                                                     ---------
                                                                                                       151,356
                                                                                                     ---------
Colorado (6.8%)
Colorado Springs CO Util. System Rev.                           5.375%   11/15/2016(2)         12,790   13,301
Colorado Springs CO Util. System Rev.                           5.375%   11/15/2017(2)          5,000    5,155
Colorado Springs CO Util. System Rev.                           5.375%   11/15/2018(2)         10,000   10,249
Denver CO City & County Airport Rev.                             5.25%   11/15/2005(3)         15,795   16,901
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2004(1)         13,750   12,680
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2005(1)         17,200   15,218
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2007(1)         12,250    9,857
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2008(1)         14,355   10,959
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2009(1)         16,500   11,988
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2015(1)          5,795    2,986
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2024(1)         17,000    5,126
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2025(1)          4,900    1,399
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2029(1)         23,500    5,406

60

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2030(1)         20,000    4,352
E-470 Public Highway Auth. CO Rev.                               0.00%     9/1/2032(1)         41,000    7,985
E-470 Public Highway Auth. CO Rev.                               5.75%     9/1/2035(1)          9,750   10,545
Northern Colorado Water Conservation Dist. Rev.                  6.50%    12/1/2012(2)         20,575   23,719
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation                      0.00%    6/15/2018(4)          5,960    3,794
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation                      0.00%    6/15/2021(2)         11,000    7,000
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation                      0.00%    6/15/2025(4)         16,000   10,225
                                                                                                     ---------
                                                                                                       188,845
                                                                                                     ---------
Delaware (0.5%)
Delaware Health Fac. Auth. (Delaware Medical Center)             7.00%    10/1/2015(1)          6,000    6,641
Dover DE Electric Rev.                                           5.75%     7/1/2015(3)          5,225    5,481
Dover DE Electric Rev.                                           6.10%     7/1/2011(3)          2,000    2,117
                                                                                                     ---------
                                                                                                        14,239
                                                                                                     ---------
Florida (6.0%)
Broward County FL Airport System Rev.                            5.25%    10/1/2010(1)         11,365   12,054
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
  (Cleveland Clinic Health System)                               2.04%    11/2/2001             3,830    3,830
Coral Springs FL Improvement Dist. Water & Sewer GO              6.00%     6/1/2010(1)          3,000    3,346
Dade County FL School Board COP                                  6.00%    10/1/2017(4)          5,765    6,372
Dade County FL Solid Waste System Rev.                           6.00%    10/1/2007(2)          8,700    9,853
Davie FL Water & Sewer Rev.                                     6.375%    10/1/2012(2)          2,620    3,148
Orange & Orlando County FL Expressway Auth.                      8.25%     7/1/2013(3)          9,695   13,243
Orange & Orlando County FL Expressway Auth.                      8.25%     7/1/2015(3)          8,360   11,596
Orange & Orlando County FL Expressway Auth.                      8.25%     7/1/2016(3)+        12,295   17,172
Orange County FL Health Fac. Auth. Rev.
  (Adventist for Sunbelt Group)                                  6.25%   11/15/2010(2)          4,000    4,474
Palm Beach County FL Criminal Justice Fac. Rev.                  7.20%     6/1/2014(3)         16,300   20,805
Palm Beach County FL Criminal Justice Fac. Rev.                  7.20%     6/1/2015(3)          4,000    5,127
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)   5.75%    10/1/2017(1)         14,500   15,552
Seacoast FL Util. Auth. Water & Sewer Rev.                       5.50%     3/1/2019(3)          2,000    2,193
St. Lucie County FL Util. System Rev.                            6.00%    10/1/2020(3)(ETM)     2,350    2,704
Tampa FL Util. Rev.                                              6.75%    10/1/2010(2)          9,330   11,332
Tampa FL Util. Rev.                                              6.75%    10/1/2011(2)          9,965   12,245
Tampa FL Util. Rev.                                              6.75%    10/1/2012(2)         10,635   13,148
                                                                                                     ---------
                                                                                                       168,194
                                                                                                     ---------
Georgia (3.7%)
Atlanta GA Water & Wastewater Rev.                               5.50%    11/1/2015(3)          8,500    9,507
Atlanta GA Water & Wastewater Rev.                               5.50%    11/1/2016(3)          7,000    7,798
Atlanta GA Water & Wastewater Rev.                               5.50%    11/1/2017(3)          8,000    8,867
Burke County GA Dev. Auth. PCR VRDO
  (Georgia Power Co. Plant Vogtle Project)                       2.00%    11/2/2001             7,100    7,100
Burke County GA Dev. Auth. PCR VRDO
  (Oglethorpe Power Corp.)                                       2.05%    11/2/2001(2)          3,770    3,770
Dalton County GA Dev. Auth. (Hamilton Health Care System)        5.50%    8/15/2026(1)         12,000   13,044
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                        5.50%     7/1/2020(1)         24,740   25,716
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                        5.70%     7/1/2013(1)          5,000    5,469
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                        5.75%     7/1/2014(1)          5,000    5,452
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                        5.75%     7/1/2015(1)          3,680    3,977

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Insured Long-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Henry County GA School Dist. GO                                  6.45%     8/1/2011(1)          4,000    4,688
Monroe County GA Dev. Auth. PCR VRDO
                                  (Oglethorpe Power Corp.)       2.05%    11/2/2001(2)          2,730    2,730
Private Colleges & Univ. Auth. of Georgia (Mercer Univ. Project) 6.50%    11/1/2015(1)          5,000    6,033
                                                                                                     ---------
                                                                                                       104,151
                                                                                                     ---------
Hawaii (2.5%)
Hawaii Airport System Rev.                                       5.75%     7/1/2016(3)         16,245   17,246
Hawaii Airport System Rev.                                       5.75%     7/1/2017(3)         12,175   12,896
Hawaii Airport System Rev.                                       6.35%     7/1/2007(1)          8,000    8,611
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)      5.65%    10/1/2027(1)          9,750   10,276
Hawaii GO                                                       5.875%     9/1/2018(4)(Prere.)  5,110    5,905
Hawaii Highway Rev.                                              5.25%     7/1/2011             1,150    1,225
Honolulu HI City & County GO                                     8.00%    10/1/2010            11,000   14,346
                                                                                                     ---------
                                                                                                        70,505
                                                                                                     ---------
Illinois (8.6%)
Chicago IL Board of Educ.                                        5.50%    12/1/2031(3)          7,000    7,273
Chicago IL Board of Educ.                                        6.25%     1/1/2011(1)          7,000    8,181
Chicago IL Chicago Midway Airport Rev.                           5.50%     1/1/2014(4)          6,410    6,783
Chicago IL Chicago Midway Airport Rev.                           5.50%     1/1/2015(4)          4,760    4,990
Chicago IL Chicago Midway Airport Rev.                           5.50%     1/1/2016(4)          7,135    7,416
Chicago IL Chicago Midway Airport Rev.                           5.50%     1/1/2017(4)          7,525    7,803
Chicago IL Chicago Midway Airport Rev.                           5.50%     1/1/2018(4)          7,940    8,202
Chicago IL GO                                                    0.00%     1/1/2020(1)          5,000    3,220
Chicago IL GO                                                    0.00%     1/1/2022(1)          5,000    3,183
Chicago IL GO                                                    0.00%     1/1/2024(1)          9,490    6,048
Chicago IL GO                                                    0.00%     1/1/2025(1)          5,000    3,188
Chicago IL GO                                                    0.00%     1/1/2028(1)         10,805    6,903
Chicago IL GO                                                    6.75%     1/1/2035(3)(Prere.) 40,000   49,030
Chicago IL Neighborhoods Alive GO                                5.50%     1/1/2036(3)          4,950    5,146
Chicago IL Neighborhoods Alive GO                                5.75%     1/1/2040(3)          6,250    6,679
Chicago IL O'Hare International Airport Rev.                     5.50%     1/1/2015(2)         10,000   10,473
Chicago IL Public Building Comm.                                 7.00%     1/1/2020(1)(ETM)    21,500   27,004
Cook County IL GO                                                7.25%    11/1/2007(1)          6,000    7,049
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)     7.40%    12/1/2024(1)         14,000   16,043
Illinois Health Fac. Auth. Rev. (Centegra Health System)         5.25%     9/1/2024(2)          7,500    7,536
Illinois Educ. Fac. Auth. Rev. VRDO (Alder Planetarium Project)  2.00%    11/7/2001               800      800
Illinois Health Fac. Auth. Rev. VRDO
  (Univ. of Chicago Hosp. & Health Systems)                      2.00%    11/2/2001(1)          4,995    4,995
Illinois Regional Transit Auth. GO
  (Cook, DuPage, and Kane Counties)                              7.20%    11/1/2020(2)         24,000   30,852
                                                                                                     ---------
                                                                                                       238,797
                                                                                                     ---------
Indiana (0.5%)
Indiana Muni. Power Agency Rev.                                 6.125%     1/1/2013 (1)(ETM)   13,250   15,296
                                                                                                     ---------
Kansas (0.3%)
Kansas Health System Dev. Auth. (St. Luke Mission)              5.375%   11/15/2016 (1)         9,300    9,706
                                                                                                     ---------
Kentucky (3.4%)
Jefferson County KY (Jewish Hosp. Health)                        5.75%     1/1/2026(2)          3,000    3,145
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (St. Elizabeth's Medical Center)                               6.00%    11/1/2010(3)         23,885   23,956
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
  (Baptist Healthcare)                                           2.05%    11/2/2001(1)          2,300    2,300
Kentucky Property & Building Comm. Rev.                          5.00%     8/1/2003(4)          2,785    2,912

62

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County KY Metro. Sewer Dist.              5.75%    5/15/2033(3)          2,335    2,499
Louisville & Jefferson County KY Metro. Sewer Dist.              6.00%    5/15/2031(3)         51,960   57,199
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. Rev. VRDO (UPS Worldwide Forwarding)              2.05%    11/2/2001             3,900    3,900
                                                                                                     ---------
                                                                                                        95,911
                                                                                                     ---------
Louisiana (1.2%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)              1.90%    11/2/2001             2,200    2,200
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.       6.75%    12/1/2006(3)          5,865    6,139
New Orleans LA GO                                                0.00%     9/1/2010(2)          8,500    5,868
New Orleans LA GO                                                0.00%     9/1/2011(2)         10,475    6,867
New Orleans LA GO                                                0.00%     9/1/2013(2)          9,000    5,242
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)       5.70%    5/15/2016(4)          4,900    5,266
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)       5.75%    5/15/2021(4)          2,950    3,123
                                                                                                     ---------
                                                                                                        34,705
                                                                                                     ---------
Maryland (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                                              5.25%    8/15/2038(4)         30,000   29,375
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                             7.00%     7/1/2022(3)         12,025   15,412
                                                                                                     ---------
                                                                                                        44,787
                                                                                                     ---------
Massachusetts (4.6%)
Boston MA GO                                                     6.50%     7/1/2002(2)(Prere.)  4,750    4,985
Massachusetts College Building Auth. Rev.                        0.00%     5/1/2017(1)          7,460    3,486
Massachusetts Dev. Finance Agency Higher Educ. Rev. VRDO
                                  (Smith College)                1.85%    11/8/2001             3,300    3,300
Massachusetts GAN                                                5.75%    6/15/2012            10,000   11,310
Massachusetts GAN                                                5.75%    6/15/2013            10,000   11,253
Massachusetts GO                                                 5.75%    6/15/2014            10,000   11,180
Massachusetts GO                                                 7.00%     7/1/2009(3)         22,250   26,466
Massachusetts GO VRDO                                            1.90%    11/8/2001               530      530
Massachusetts GO VRDO                                            2.05%    11/8/2001            18,310   18,310
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)    6.75%     7/1/2011(3)            210      215
Massachusetts Health & Educ. Fac. Auth. Rev.
                                  (Harvard Pilgrim Health)       5.00%     7/1/2028(4)          9,000    8,798
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic)      7.85%     7/1/2003(1)          3,000    3,261
Massachusetts Health & Educ. Fac. Auth. Rev.
                                  (Massachusetts General Hosp.)  6.25%     7/1/2012(2)         19,150   22,301
Massachusetts Water Resource Auth. GO VRDO                       1.75%    11/7/2001(3)          1,800    1,800
                                                                                                     ---------
                                                                                                       127,195
                                                                                                     ---------
Michigan (3.8%)
Detroit MI Sewer System Rev.                                     5.45%     7/1/2007(3)          6,850    7,583
Detroit MI Sewer System Rev.                                     5.75%     7/1/2026(3)(Prere.)  5,000    5,640
Detroit MI Sewer System Rev.                                     6.00%     7/1/2029(3)(Prere.) 11,695   13,395
Detroit MI Water Supply System                                   5.50%     7/1/2033(3)         22,000   23,056
Michigan Strategic Fund (Detroit Edison)                         7.00%    7/15/2008(1)         18,375   21,873
Monroe County MI Econ. Dev. Corp. (Detroit Edison)               6.95%     9/1/2022(3)         25,000   31,811
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)         2.00%    11/2/2001             1,100    1,100
                                                                                                     ---------
                                                                                                       104,458
                                                                                                     ---------
Minnesota (1.8%)
Minneapolis & St. Paul MN Metro. Airport                         5.20%     1/1/2024(2)          8,000    8,057
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group) 5.75%     5/1/2026(4)         37,665   40,254
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)5.875%     5/1/2030(4)          2,500    2,697
                                                                                                     ---------
                                                                                                        51,008
                                                                                                     ---------

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Insured Long-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. (Lester Cox Medical Center)   5.25%     6/1/2015 (1)         5,000    5,373

Nebraska (3.8%)
Lancaster County NE Hosp. Auth. Rev.
  (Bryan LGH Medical Center Project)                            5.125%     6/1/2026(2)          5,000    5,020
Nebraska Public Power Dist. Rev.                                 0.00%     1/1/2006(1)         24,465   21,146
Nebraska Public Power Dist. Rev.                                 0.00%     1/1/2007(1)         24,485   20,168
Nebraska Public Power Dist. Rev.                                 0.00%     1/1/2008(1)         15,000   11,735
Nebraska Public Power Dist. Rev.                                 5.00%     1/1/2028(1)         34,000   33,875
Nebraska Public Power Dist. Rev.                                 5.25%     1/1/2008(1)          2,230    2,424
Nebraska Public Power Dist. Rev.                                 5.25%     1/1/2011(1)         10,000   10,755
                                                                                                     ---------
                                                                                                       105,123
                                                                                                     ---------
Nevada (0.2%)
Clark County NV GO                                               6.50%     6/1/2017 (2)         5,000    6,036
Clark County NV School Dist. VRDO                                1.99%    11/2/2001 (4)           170      170
                                                                                                      ---------
                                                                                                         6,206
                                                                                                      ---------
New Jersey (8.0%)
Atlantic County NJ Public Fac. COP                               7.40%     3/1/2012(3)          4,335    5,496
Hoboken-Union City-Weehawken NJ Sewerage Auth.                   6.25%     8/1/2014(1)         10,185   12,196
Hoboken-Union City-Weehawken NJ Sewerage Auth.                   6.25%     8/1/2015(1)         10,820   12,955
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)              5.875%     5/1/2015(4)         10,000   11,102
New Jersey Educ. Fac. Auth. VRDO (Princeton Univ.)               1.65%    11/7/2001             4,800    4,800
New Jersey Health Care Fac. Financing Auth. Rev.
  (Saint Barnabas Health Care)                                   5.25%     7/1/2015(1)          5,750    6,058
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Clares Riverside Medical Center)                          5.75%     7/1/2014(1)          3,000    3,220
New Jersey Health Care Fac. Financing Auth. Rev.
  (Virtua Health)                                                5.25%     7/1/2014(4)         10,685   11,356
New Jersey Sports & Exposition Auth. Rev.                        6.50%     3/1/2013(1)         18,795   22,417
New Jersey Transit Corp. Capital GAN                             5.50%     2/1/2010(2)         64,260   66,521
New Jersey Transit Corp. Capital GAN                             5.50%     2/1/2011(2)         22,315   23,072
New Jersey Turnpike Auth. Rev.                                   6.50%     1/1/2013(1)         30,000   36,128
New Jersey Turnpike Auth. Rev.                                   6.50%     1/1/2016(1)          5,000    6,098
                                                                                                     ---------
                                                                                                       221,419
                                                                                                     ---------
New Mexico (1.3%)
Albuquerque NM Hosp. System (Presbyterian Health)               6.375%     8/1/2007(1)          4,000    4,197
Farmington NM Util. System Rev.                                  5.75%    5/15/2013(3)(ETM)     1,500    1,542
New Mexico Highway Comm. Tax Rev.                                5.00%    6/15/2009             5,000    5,400
New Mexico Highway Comm. Tax Rev.                                5.25%    6/15/2012            19,720   21,397
New Mexico Highway Comm. Tax Rev.                                6.00%    6/15/2015             3,000    3,394
                                                                                                     ---------
                                                                                                        35,930
                                                                                                     ---------
New York (6.3%)
Long Island NY Power Auth. Electric System Rev.                  0.00%     6/1/2009(4)          7,200    5,336
Long Island NY Power Auth. Electric System Rev.                  0.00%     6/1/2013(4)         25,030   14,999
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               4.75%     7/1/2026(3)         12,680   12,112
Metro. New York Transp. Auth. Rev. (Commuter Fac.)               5.25%     7/1/2028(4)          4,750    4,858
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)     6.00%     4/1/2020(1)         18,000   20,789
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                4.75%     7/1/2024(1)          3,700    3,561
New York City NY Muni. Water Finance Auth. Water &
  Sewer System Rev. VRDO                                         1.95%    11/2/2001(3)            800      800
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care Project)                           4.70%    11/1/2008(1)          6,845    7,242

64

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care Project)                           4.80%    11/1/2009(1)         13,200   14,019
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care Project)                           4.90%    11/1/2010(1)          4,385    4,656
New York State Medical Care Fac. Finance Agency
  (Mental Health Services)                                       6.00%    8/15/2015(1)            195      214
New York State Thruway Auth. Rev. (Service Contract)             5.75%     4/1/2013(2)          2,500    2,826
New York State Thruway Auth. Rev. (Service Contract)             5.75%     4/1/2014(2)          4,000    4,482
New York State Thruway Auth. Rev. (Service Contract)             5.75%     4/1/2015(2)          4,000    4,449
Suffolk County NY Water Auth.                                    5.75%     6/1/2013(2)          7,345    7,611
Triborough Bridge & Tunnel New York Auth. Rev.                   4.75%     1/1/2024(1)         27,500   26,476
Triborough Bridge & Tunnel New York Auth. Rev.                   5.00%     1/1/2024             5,000    4,973
Triborough Bridge & Tunnel New York Auth. Rev.                   5.20%     1/1/2027             9,250    9,334
Triborough Bridge & Tunnel New York Auth. Rev.                   5.25%     1/1/2028            12,325   12,511
Triborough Bridge & Tunnel New York Auth. Rev.                   5.50%     1/1/2030             7,000    7,270
Triborough Bridge & Tunnel New York Auth. Rev.                   6.00%     1/1/2014             4,500    4,525
Triborough Bridge & Tunnel New York Auth. Rev.                   6.00%     1/1/2015(2)            260      265
Triborough Bridge & Tunnel New York Auth. Rev. VRDO              1.75%    11/7/2001(4)          3,000    3,000
                                                                                                     ---------
                                                                                                       176,308
                                                                                                     ---------
North Carolina (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)             5.25%    10/1/2017 (1)        13,750   14,217
                                                                                                     ---------
North Dakota (0.4%)
Mercer County ND PCR (Basin Electric Power)                      6.05%     1/1/2019 (2)         9,500   10,275
                                                                                                     ---------
Ohio (1.2%)
Cleveland OH School Dist. GO                                    5.875%    12/1/2011(3)          4,720    4,986
Cleveland OH Water Works Rev.                                    6.25%    1/1/2002(2)(Prere.)   2,405    2,470
Cleveland OH Water Works Rev.                                    6.25%    1/1/2015(2)(Prere.)      95       98
Cuyahoga County OH Hosp. Refunding &
  Improvement (Univ. Hosp.)                                     5.625%    1/15/2021(1)         11,480   11,901
Franklin County OH Convention Center Rev.                        0.00%   12/1/2006(1)           4,355    3,653
Greater Cleveland OH Regional Transp. Auth. GO                   5.65%   12/1/2006(3)(Prere.)   5,000    5,635
Ohio GO                                                         7.625%     8/1/2009             4,345    5,439
                                                                                                     ---------
                                                                                                        34,182
                                                                                                     ---------
Oregon (1.3%)
Oregon Health, Housing, Educ. & Culture Fac.
  (Lewis & Clark College)                                        6.00%    10/1/2013(1)          2,250    2,467
Oregon State Dept. Administrative Services                       6.00%     5/1/2013(2)          6,190    7,119
Oregon State Dept. Administrative Services                       6.00%     5/1/2014(2)          6,565    7,669
Oregon State Dept. Administrative Services                       6.00%     5/1/2016(2)          3,175    3,709
Portland OR Sewer System Rev.                                    5.50%     6/1/2017(1)        14,250    14,768
                                                                                                     ---------
                                                                                                        35,732
                                                                                                     ---------
Pennsylvania (5.1%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)                             5.75%     1/1/2013(1)          4,000    4,420
Armstrong County PA Hosp. Auth. Rev.                             6.25%     6/1/2013(2)         18,400   19,135
Dauphin County PA General Auth. Health System Rev.
  (Pinnacle Health)                                              5.50%    8/15/2028(1)          9,415   10,213
Lehigh County PA General Purpose Auth. Hosp. Rev. VRDO
  (St. Lukes Hosp.)                                              2.05%    11/2/2001             4,000    4,000
Pennsylvania Convention Center Auth. Rev.                        6.00%     9/1/2019(3)(ETM)    10,000   11,544
Pennsylvania Convention Center Auth. Rev.                        6.70%     9/1/2016(3)(ETM)     9,970   12,219

                                                                              65
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
--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
Insured Long-Term Tax-Exempt Fund                               Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)                   5.875%   11/15/2016(1)         10,000   10,680
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Allegheny/Delaware Valley)                                   5.875%   11/15/2016(1)         10,000   10,680
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
  (Carnegie Mellon Univ.)                                        1.90%    11/2/2001             5,200    5,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
  (Children's Hosp. Project)                                     1.95%    11/2/2001             7,750    7,750
Philadelphia PA Water & Waste Water Rev.                         7.00%    6/15/2010(3)         15,000   18,217
Philadelphia PA Water & Waste Water Rev.                         7.00%    6/15/2011(3)         16,500   20,361
Pittsburgh PA Water & Sewer Auth. Rev.                           7.25%     9/1/2014(3)(ETM)     5,000    6,207
                                                                                                     ---------
                                                                                                       140,626
                                                                                                     ---------
South Carolina (0.5%)
South Carolina Public Service Auth. Rev.                         6.25%     1/1/2022 (2)        13,000   14,285
South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)    7.625%     1/1/2008 (1)(Prere.)10,065   12,159
                                                                                                     ---------
Tennessee (1.9%)
Johnson City TN Health & Educ. Rev.
  (Johnson City Medical Center)                                  5.25%     7/1/2028(1)         12,650   12,852
Nashville & Davidson County TN GO                                5.50%   10/15/2014(3)         16,950   18,698
Nashville & Davidson County TN Health & Educ. Fac.
  (Meharry Medical College)                                      6.00%    12/1/2012(2)          3,405    3,953
Shelby County TN GO                                              5.25%     4/1/2015            12,750   13,450
Tennessee Health, Educ. & Housing Fac.
  (Methodist Health System)                                      5.50%     8/1/2012(1)          2,500    2,652
                                                                                                     ---------
                                                                                                        51,605
                                                                                                     ---------
Texas (10.2%)
Austin TX Combined Util. System Rev.                             5.75%   11/15/2016(2)         10,000   10,281
Gulf Coast TX Waste Disposal Auth. PCR VRDO
  (Amoco Oil Co. Project)                                        2.15%    11/2/2001             4,500    4,500
Harris County TX GO                                              0.00%    10/1/2015(1)         17,545    8,969
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
  (Methodist Hosp. of Houston)                                   1.95%    11/2/2001             5,300    5,300
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
  (St. Luke's Episcopal Hosp.)                                   1.95%    11/2/2001            18,950   18,950
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
  (Young Men's Christian Assoc. of Greater Houston)              2.00%    11/2/2001LOC          1,600    1,600
Harris County TX Hosp. Dist. Rev.                                6.00%    2/15/2013(1)         12,910   14,471
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   0.00%     9/1/2020(2)         16,695    6,234
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                   0.00%     9/1/2029(2)         23,565    5,323
Houston TX Water & Sewer System Rev.                            5.375%    12/1/2027(3)         37,000   37,949
Houston TX Water Conveyance System                               6.25%   12/15/2012(2)          8,340    9,822
Houston TX Water Conveyance System                               6.80%   12/15/2010(2)          5,490    6,585
Houston TX Water Conveyance System                               6.80%   12/15/2011(2)          8,910   10,822
Lower Colorado River Auth. Texas Rev.                           5.625%     1/1/2015(4)(Prere.)  3,055    3,445
Lower Colorado River Auth. Texas Rev.                            5.75%    5/15/2012(4)          9,050   10,070
Lower Colorado River Auth. Texas Rev.                            6.00%    5/15/2013(4)         12,500   14,127
Northeast Texas Hosp. Auth. (Northeast Medical Center)          5.625%    5/15/2017(4)           7,425   7,770
Northeast Texas Hosp. Auth. (Northeast Medical Center)          5.625%    5/15/2022(4)           7,110   7,355

66

--------------------------------------------------------------------------------------------------------------
                                                                                                 Face   Market
                                                                           Maturity            Amount   Value*
                                                                Coupon         Date             (000)    (000)
--------------------------------------------------------------------------------------------------------------
Northeast Texas Hosp. Auth. (Northeast Medical Center)           6.00%    5/15/2009(4)          3,945    4,430
Northeast Texas Hosp. Auth. (Northeast Medical Center)           6.00%    5/15/2010(4)          2,000    2,261
San Antonio TX Electric & Gas Rev.                               0.00%     2/1/2007(3)         15,000   12,387
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2014(1)         35,000   19,137
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2015(1)         17,000    8,726
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2016(1)         13,650    6,590
Texas Muni. Power Agency Rev.                                    0.00%     9/1/2017(1)         15,000    6,800
Texas Turnpike Auth. Dallas Northway Rev.
  (President George Bush Turnpike)                               0.00%     1/1/2010(2)          6,000    4,253
Texas Water Dev. Board GO                                        5.75%     8/1/2026             5,595    6,018
Texas Water Dev. Board GO                                        5.75%     8/1/2032            10,380   11,140
Texas Water Dev. Board Rev.                                      5.50%    7/15/2021             9,825   10,224
Texas Water Finance Assistance GO                                5.50%     8/1/2024             7,850    8,160
                                                                                                     ---------
                                                                                                       283,699
                                                                                                     ---------
Utah (0.9%)
Intermountain Power Agency Utah Power Supply Rev.                5.75%     7/1/2019 (1)        23,000   24,565
                                                                                                     ---------
Virginia (1.5%)
Henry County VA Public Service Auth.                             6.25%   11/15/2019 (3)         1,500    1,517
Virginia Commonwealth Transp. Board Federal Highway Rev.         5.50%    10/1/2010            35,000   39,323
                                                                                                     ---------
                                                                                                        40,840
                                                                                                     ---------
Washington (1.8%)
Chelan County WA Public Util. Chelan Hydro
  Consolidated System Rev.                                       6.05%     7/1/2032(1)          19,44   20,619
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)  0.00%     6/1/2009(1)         10,950    8,013
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)  0.00%     6/1/2015(1)          12,58    6,546
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)  0.00%     6/1/2017(1)         11,000    5,043
Snohomish County WA Mukilteo School Dist.                        5.65%    12/1/2010(3)          3,950    4,472
Snohomish County WA Mukilteo School Dist.                        5.70%    12/1/2011(3)          5,000    5,731
                                                                                                     ---------
                                                                                                        50,424
                                                                                                     ---------
West Virginia (1.0%)
West Virginia Building Comm. Rev. (Jail & Correctional Fac.)     7.00%     7/1/2011(1)          7,325    9,132
West Virginia Building Comm. Rev. (Jail & Correctional Fac.)     7.00%     7/1/2012(1)          7,840    9,842
West Virginia Hosp. Finance Auth. Rev.
  (Charleston Medical Center)                                    5.75%     9/1/2013(1)          8,000    8,699
                                                                                                     ---------
                                                                                                        27,673
                                                                                                     ---------
Wyoming (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                       2.00%    11/2/2001             1,500    1,500
                                                                                                     ---------
--------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $2,560,118)                                                                                    2,808,740
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                    41,886
Liabilities                                                                                           (66,567)
                                                                                                     ---------
                                                                                                      (24,681)
                                                                                                     ---------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                  $2,784,059
==============================================================================================================
 *See Note A in Notes to Financial Statements.
 +Securities  with a value of $7,052,000  have been  segregated as initial margin for open futures contracts.
  For key to abbreviations and other references, see page 88.

                                                                                                        Amount
Insured Long-Term Tax-Exempt Fund                                                                          000
--------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------

Paid-in Capital--Note E $                                                                            2,554,667
Undistributed Net Investment Income                                                                        --
Overdistributed Net Realized Gains--Note E                                                             (14,298)
Unrealized Appreciation (Depreciation)--Note F Investment Securities 248,622 Futures Contracts          (4,932)
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $2,784,059
==============================================================================================================
Investor Shares--Net Assets
Applicable to 151,294,531 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                 $1,939,927
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                                       $12.82
==============================================================================================================
Admiral Shares--Net Assets
Applicable to 65,856,944 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                   $844,132
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                                                          $12.82
==============================================================================================================

68
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
----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
Long-Term Tax-Exempt Fund                                         Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.3%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (0.3%)
Birmingham AL Airport Auth.                                       5.375%    7/1/2020(2)   6,585      6,725
                                                                                                 ---------
ARIZONA (1.0%)
Arizona School Fac. Board Rev. State School Improvement            5.50%    7/1/2017      9,610     10,379
Scottsdale AZ IDA (Memorial Hosp.)                                 6.00%    9/1/2012(2)   4,000      4,465
Scottsdale AZ IDA (Memorial Hosp.)                                6.125%    9/1/2017(2)   4,700      5,153
                                                                                                 ---------
                                                                                                    19,997
                                                                                                 ---------
CALIFORNIA (8.0%)
Anaheim CA Public Finance Auth. Rev.                               6.00%    9/1/2013(4)   7,000      8,309
Anaheim CA Public Finance Auth. Rev.                               6.00%    9/1/2014(4)   2,500      2,965
California Dept. of Veteran Affairs Rev.                           5.45%   12/1/2019(2)   6,455      6,872
California GO                                                      6.25%    9/1/2012      5,000      5,932
California Health Fac. (Cedars-Sinai Medical Center)               6.25%   12/1/2034      5,000      5,459
California Public Works Board Lease Rev.
 (Community College Project)                                      5.625%    3/1/2016(2)  11,370     12,365
California Statewide Community Dev. Auth. PUT
 (Irvine Apartments)                                               5.10%   5/17/2010     10,000     10,314
Foothill/Eastern Corridor Agency
 California Toll Road Rev. Capital Appreciation                    0.00%    1/1/2028      24,00      6,216
Fresno CA Sewer Rev.                                               6.25%    9/1/2010(2)   6,395      7,662
Irvine CA Ranch Water Dist. VRDO                                   1.60%   11/2/2001LOC   8,000      8,000
Los Angeles CA Water & Power Rev.                                  5.25%    7/1/2015      5,140      5,556
Los Angeles County CA Public Works Auth. Rev.                      5.50%   10/1/2011      5,000      5,512
Los Angeles County CA Public Works Auth. Rev.                      5.50%   10/1/2012      6,750      7,407
Los Angeles CA Harbor Dept. Rev.                                   5.50%    8/1/2015(2)   4,670      4,969
San Bernardino CA Medical Center COP                               5.50%    8/1/2024(1)  11,295     11,694
San Bernardino CA Medical Center COP                              6.875%    8/1/2024(ETM)18,000     23,164
San Diego CA Unified School Dist. GO                               0.00%    7/1/2012(3)   5,420      3,443
San Diego CA Unified School Dist. GO                               0.00%    7/1/2013(3)   7,160      4,285
San Francisco CA City & County International Airport Rev.          5.50%    5/1/2017(1)   6,570      6,892
San Francisco CA City & County International Airport Rev.          5.50%    5/1/2018(1)   6,945      7,264
Southern California Public Power Auth. (Transmission Project)      0.00%    7/1/2014      8,500      4,784
                                                                                                 ---------
                                                                                                   159,064
                                                                                                 ---------
COLORADO (5.0%)
Colorado Dept. of Transp. Rev.                                     5.50%   6/15/2016(1)   6,000      6,523
Colorado Dept. of Transp. Rev.                                     6.00%   6/15/2012(2)  20,000     23,153
Colorado Springs CO Util. System Rev.                             5.375%  11/15/2015     14,920     16,027
Denver CO City & County Airport Rev.                               5.50%  11/15/2016(3)  10,000     10,407
Denver CO City & County Airport Rev.                               6.00%  11/15/2013(2)   7,090      7,839
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2013(1)  10,000      5,838
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2016(1)  10,185      4,931
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2020(1)  15,165      5,725
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2025(1)   9,700      2,769
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2030(1)  10,000      2,176
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2031(1)  15,000      3,062
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2032(1)  10,000      1,947
E-470 Public Highway Auth. Colorado Rev.                           0.00%    9/1/2033(1)  45,760      8,444
                                                                                                 ---------
                                                                                                    98,841
                                                                                                 ---------
CONNECTICUT (0.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)             5.95%    9/1/2028      3,700      3,753
                                                                                                 ---------

69
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
----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
Long-Term Tax-Exempt Fund                                         Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                            0.00%    6/1/2012(1)  19,000     11,888
District of Columbia GO                                            5.40%    6/1/2012(2)   5,000      5,387
District of Columbia GO                                            6.00%    6/1/2011(1)   8,990     10,443
District of Columbia GO                                            6.75%    6/1/2005(1)      40         41
                                                                                                 ---------
                                                                                                    27,759
                                                                                                 ---------
FLORIDA (1.8%)
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
 (Cleveland Clinic Health System)                                  2.04%   11/2/2001      1,600      1,600
Gulf Breeze FL Local Govt. Loan Program VRDO                       2.10%   11/8/2001(3)   5,465      5,465
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)         2.00%   11/2/2001        145        145
Orange County FL School Dist. COP                                 5.375%    8/1/2017(1)   5,000      5,202
Sunrise FL Util. System Rev.                                       5.50%   10/1/2018(2)  12,000     13,200
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc. Project)                  6.375%   12/1/2030     10,000     10,663
                                                                                                 ---------
                                                                                                    36,275
                                                                                                 ---------
GEORGIA (4.6%)
Atlanta GA Airport Fac. Rev.                                      5.875%    1/1/2015(3)   7,750      8,592
Atlanta GA Airport Fac. Rev.                                      5.875%    1/1/2017(3)   7,500      8,218
Atlanta GA Airport Fac. Rev.                                       6.25%    1/1/2013(3)   8,000      9,003
Atlanta GA Water & Wastewater Rev.                                 5.50%   11/1/2022(3)  10,000     10,962
Clayton County GA Water Auth. Water & Sewer Rev.                  5.625%    5/1/2019      5,000      5,371
College Park GA IDA (Civic Center)                                 7.00%    9/1/2010     11,500     13,626
Fulton County GA COP                                               6.00%   11/1/2015(2)   4,815      5,480
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.       6.25%    7/1/2018     12,170     14,357
Monroe County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                          2.05%   11/2/2001(2)  16,085     16,085
                                                                                                 ---------
                                                                                                    91,694
                                                                                                 ---------
HAWAII (1.5%)
Hawaii Airport System Rev.                                         5.75%    7/1/2016(3)   5,000      5,308
Hawaii Airport System Rev.                                         5.75%    7/1/2017(3)   5,000      5,296
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)        5.75%   12/1/2018(2)  12,470     13,183
Hawaii GO                                                         5.875%   10/1/2015(1)   2,860      3,191
Hawaii GO                                                         5.875%   10/1/2016(1)   3,220      3,567
                                                                                                 ---------
                                                                                                    30,545
                                                                                                 ---------
ILLINOIS (7.0%)
Chicago IL Board of Educ.                                          0.00%   12/1/2013(2)   5,000      2,866
Chicago IL Board of Educ.                                          0.00%   12/1/2014(2)   5,000      2,692
Chicago IL Board of Educ.                                          0.00%   12/1/2029(3)  10,000      2,196
Chicago IL GO (City Colleges Improvement Projects)                 0.00%    1/1/2016(3)   8,500      4,240
Chicago IL Metro. Water Reclamation Dist.                          7.00%    1/1/2011     20,000     24,513
Chicago IL Neighborhoods Alive                                     5.50%    1/1/2036(3)   6,400      6,653
Chicago IL Neighborhoods Alive GO                                  5.75%    1/1/2040(3)  16,690     17,837
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines)                                                6.375%    5/1/2013     15,000     10,542
Chicago IL Public Building Comm.                                   7.00% 1/1/2020(1)(ETM) 6,000      7,536
Chicago IL Skyway Toll Bridge Rev.                                 5.50%    1/1/2031(2)   8,750      9,095
Chicago IL Water Rev. VRDO                                         1.95%   11/7/2001LOC   7,540      7,540
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)       7.40%   12/1/2024(1)   8,150      9,339
Illinois Dev. Finance Auth. Rev. (Adventist Health System)         5.50%  11/15/2029      3,305      3,164
Illinois Sales Tax Rev.                                           6.125% 6/15/2010(Prere.)4,500      5,263
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.         0.00%  12/15/2014(1)  16,100      8,695
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.         6.75%    6/1/2010(1)   6,000      7,088

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
----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
                                                                  Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
Univ. of Illinois Rev.                                             0.00%    4/1/2012(1)   5,795      3,653
Will County IL Community School Dist.                              0.00%   11/1/2013(4)  10,000      5,774
                                                                                                 ---------
                                                                                                   138,686
                                                                                                 ---------
INDIANA (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)               6.90%    7/1/2011     16,875     20,047
                                                                                                 ---------
Kentucky (1.4%)
Kentucky Property & Building Comm. Rev.                           5.375%    8/1/2016(4)  13,870     14,762
Kentucky Property & Building Comm. Rev.                            5.75%   10/1/2014      6,405      7,137
Louisville & Jefferson County KY Metro. Sewer Dist.                5.75%   5/15/2033(3)   5,000      5,351
                                                                                                 ---------
                                                                                                    27,250
                                                                                                 ---------
LOUISIANA (2.6%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)            7.60%    1/1/2019     24,300     25,964
Jefferson Parish LA Hosp. Dist. VRDO
 (West Jefferson Medical Center)                                   2.10%  11/14/2001LOC   4,500      4,500
Louisiana GO                                                       5.50%   5/15/2014(3)   6,180      6,760
Louisiana GO                                                       5.75%  11/15/2014(3)   9,855     11,002
New Orleans LA GO                                                  0.00%    9/1/2016(2)   5,785      2,793
                                                                                                 ---------
                                                                                                    51,019
                                                                                                 ---------
MAINE (0.5%)
Maine Health & Higher Educ. Fac. Auth. Rev.                        5.25%    7/1/2023(1)   9,500      9,607
Maryland (1.3%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)   5.25%   8/15/2038(4)  17,500     17,136
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                                6.75%    7/1/2030      7,500      8,196
                                                                                                 ---------
                                                                                                    25,332
                                                                                                 ---------
MASSACHUSETTS (8.0%)
Massachusetts Bay Transp. Auth.                                    7.00%    3/1/2021     15,000     18,748
Massachusetts GO                                                  5.375%   10/1/2018     10,000     10,464
Massachusetts GO                                                   5.75% 5/1/2002(Prere.) 5,000      5,192
Massachusetts GO                                                   5.75%   6/15/2014     10,000     11,180
Massachusetts GO                                                   6.00% 6/1/2010(Prere.)24,300     28,261
Massachusetts GO VRDO                                              2.05%   11/8/2001      1,600      1,600
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                                5.625%    7/1/2020      2,575      2,541
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                                 5.70%    7/1/2015     10,000     10,221
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial)                                 5.00%    7/1/2018(2)   1,535      1,543
Massachusetts Port Auth. Rev.                                      5.00%    7/1/2018      3,500      3,373
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc. Project)                                     5.50%    1/1/2017(2)   6,470      6,699
Massachusetts Water Resources Auth. GO VRDO                        1.75%   11/7/2001(3)  14,000     14,000
Massachusetts Water Resources Auth. Rev.                           5.50% 7/15/2002(Prere.)5,000      5,122
Massachusetts Water Resources Auth. Rev.                           6.50%   7/15/2019Y    32,000     38,781
                                                                                                 ---------
                                                                                                   157,725
                                                                                                 ---------
MICHIGAN (4.6%)
Detroit MI GO                                                     6.375%    4/1/2007      4,500      4,883
Detroit MI Sewer System Rev.                                       5.50%    7/1/2029(3)  18,000     19,800
Detroit MI Sewer System Rev.                                       5.75%7/1/2026(3)(Prere.)5,000     5,640
Grand Rapids MI Tax Increment Rev. (Downtown Project)             6.875%    6/1/2024(1)   7,500      8,340

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
----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
Long-Term Tax-Exempt Fund                                         Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
Michigan Building Auth. Rev.                                       5.50%   10/5/2016      5,500      5,905
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)        5.50%  11/15/2021      1,435      1,428
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)        5.75%  11/15/2016      2,000      2,097
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund         5.875%   10/1/2015      9,250     10,471
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund         5.875%   10/1/2016      7,980      8,963
Univ. of Michigan Hosp. Rev. VRDO                                  2.00%   11/2/2001      3,240      3,240
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)           2.00%   11/2/2001      4,825      4,825
Wayne Charter County MI Airport Rev.                               5.25%   12/1/2018(1)  15,005     15,166
                                                                                                 ---------
                                                                                                    90,758
                                                                                                 ---------
Mississippi (1.1%)
Jackson County MS Port Fac. VRDO (Chevron USA Inc. Project)        2.05%   11/2/2001      2,000      2,000
Mississippi GO                                                     6.00%   11/1/2013      7,250      8,240
Mississippi GO                                                     6.00%   11/1/2014     10,800     12,195
                                                                                                 ---------
                                                                                                    22,435
                                                                                                 ---------
MISSOURI (1.1%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Anthony's Medical Center)                                    6.25%   12/1/2030      6,750      7,159
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                         5.25%   12/1/2026(4)   4,000      4,068
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                         5.50%   12/1/2016(4)   4,195      4,476
St. Louis MO Airport Rev. Airport Dev. Program                    5.625%    7/1/2016(1)   5,220      5,621
                                                                                                 ---------
21,324
Nevada (2.0%)
Clark County NV Airport Improvement Rev. VRDO                      1.90%   11/7/2001(1)   7,800      7,800
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                       5.375%    7/1/2014(1)  14,780     15,618
Humboldt County NV PCR (Idaho Power Co.)                           8.30%   12/1/2014      9,100     10,295
Truckee Meadows NV Water Auth. Rev.                                5.50%    7/1/2016(4)   5,000      5,364
                                                                                                 ---------
                                                                                                    39,077
                                                                                                 ---------
NEW HAMPSHIRE (1.7%)
Manchester NH General Airport Rev.                                5.625%    1/1/2030(4)  23,000     23,999
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                             6.00%    5/1/2021     10,000     10,109
                                                                                                 ---------
                                                                                                    34,108
                                                                                                 ---------
NEW JERSEY (3.4%)
New Jersey Sports & Exposition Auth. Rev.                          6.50%    3/1/2013     10,000     11,927
New Jersey Sports & Exposition Auth. Rev.                          6.50%    3/1/2019     16,745     17,294
New Jersey Transit Corp. COP                                       6.00%   9/15/2015(2)  13,000     14,759
New Jersey Transp. Corp. COP                                       5.50%   9/15/2012(2)   5,000      5,632
New Jersey Turnpike Auth. Rev.                                    5.625%    1/1/2015(1)  10,000     10,961
New Jersey Turnpike Auth. Rev. VRDO                                1.75%   11/7/2001(3)LOC6,100      6,100
                                                                                                 ---------
                                                                                                    66,673
                                                                                                 ---------
NEW MEXICO (0.6%)
New Mexico Highway Comm. Tax Rev.                                  6.00%   6/15/2013      3,000      3,447
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
 (Presbyterian Healthcare Services)                                5.50%    8/1/2030     10,000     10,112
                                                                                                 ---------
                                                                                                    13,559
                                                                                                 ---------
New York (7.7%)
Babylon NY Waste Water Fac. GO                                     9.00%    8/1/2008(3)   4,900      6,387
Babylon NY Waste Water Fac. GO                                     9.00%    8/1/2009(3)   2,800      3,725
Babylon NY Waste Water Fac. GO                                     9.00%    8/1/2010(3)   4,900      6,650
Metro. New York Transp. Auth. Fac. Rev.                            5.70%    7/1/2017(1)   8,320      8,972

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
----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
                                                                  Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)       5.25%    4/1/2026(1)   4,675      4,775
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)       6.00%    4/1/2020(1)   6,165      7,120
New York City NY GO                                                5.25%   3/15/2016      5,000      5,153
New York City NY GO                                                7.10% 2/1/2002(1)(Prere.)355        365
New York City NY GO                                                7.10%    2/1/2010(1)     720        740
New York City NY GO VRDO                                           1.95%   11/2/2001(1)   1,600      1,600
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                            1.95%   11/2/2001(3)     800        800
New York City NY Transitional Finance Auth. Rev.                   5.00%    5/1/2017      2,500      2,538
New York City NY Transitional Finance Auth. Rev.                   6.25%  11/15/2017      5,000      5,698
New York State Dormitory Auth. Rev.
 (Sloan-Kettering Cancer Center)                                   5.75%    7/1/2020(1)   7,500      8,441
New York State Dormitory Auth. Rev. (State Univ.)                  7.50%   5/15/2011     18,900     23,298
New York State Dormitory Auth. Rev. VRDO
 (Sloan-Kettering Cancer Center)                                   2.00%   11/2/2001      2,200      2,200
New York State Local Govt. Assistance Corp.                       5.375%    4/1/2012      5,275      5,643
New York State Local Govt. Assistance Corp.                        5.40%    4/1/2013     13,125     13,981
New York State Local Govt. Assistance Corp.                        5.40%    4/1/2015      5,700      6,002
New York State Medical Care Fac. Finance Auth. Agency Rev.
 (Hosp. & Nursing Home Mortgage Rev.)                             6.875%2/15/2002(7)(Prere.)640        662
Triborough Bridge & Tunnel Auth. Rev. New York                     5.00%    1/1/2015(4)   5,000      5,155
Triborough Bridge & Tunnel Auth. Rev. New York                     5.00%    1/1/2016(4)   5,000      5,121
Triborough Bridge & Tunnel Auth. Rev. New York                     5.00%    1/1/2024      6,845      6,808
Triborough Bridge & Tunnel Auth. Rev. New York                     5.50%    1/1/2030      7,750      8,049
Triborough Bridge & Tunnel Auth. Rev. New York                    6.125%    1/1/2021     10,000     11,634
                                                                                                 ---------
                                                                                                   151,517
                                                                                                 ---------
NORTH CAROLINA (1.0%
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)             5.25%   10/1/2024      5,000      4,921
North Carolina Eastern Muni. Power Agency Rev.                     6.50%    1/1/2018(ETM) 4,625      5,613
North Carolina Eastern Muni. Power Agency Rev.                     7.50% 1/1/2009(Prere.) 4,935      6,187
Winston-Salem NC Water & Sewer System Rev.                         5.50%    6/1/2016      3,000      3,270
                                                                                                 ---------
                                                                                                    19,991
                                                                                                 ---------
OHIO (0.4%)
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                                   5.625%   10/1/2016      3,000      3,142
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                                   5.625%   10/1/2017      2,260      2,346
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                           1.95%   11/2/2001LOC   1,800      1,800
                                                                                                 ---------
                                                                                                     7,288
                                                                                                 ---------
OREGON (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                            5.25%    5/1/2021      5,000      5,044
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                            5.50%   2/15/2014      5,580      5,971
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                                  5.50%    7/1/2014(3)   3,865      4,122
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                                  5.50%    7/1/2016(3)   4,305      4,503
                                                                                                 ---------
                                                                                                    19,640

                                                                                                 ---------
PENNSYLVANIA (4.3%)
Chester County PA Health & Educ. Fac. Auth. Hosp. Rev              6.75%    7/1/2031      3,000      3,173
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                                   6.10%    7/1/2013     15,000     15,665

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
----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
Long-Term Tax-Exempt Fund                                         Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
Pennsylvania GO                                                   6.375%   9/15/2012     13,500     13,900
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
 (Carnegie Mellon Univ.)                                           1.90%   11/2/2001      7,300      7,300
Pennsylvania Housing Finance Agency Rev.                           7.50%    7/1/2006      3,890      3,985
Philadelphia PA Water & Waste Water Rev.                           7.00%   6/15/2010(3)  20,000     24,289
Pittsburgh PA GO                                                   5.25%    9/1/2016(3)   3,845      3,992
Pittsburgh PA Water & Sewer Auth. Rev.                             6.50%    9/1/2013(3)  10,000     12,190
                                                                                                 ---------
                                                                                                    84,494
                                                                                                 ---------
PUERTO RICO (0.2%)
Puerto Rico Electric Power Auth. Rev.                              5.25%    7/1/2014(1)   2,000      2,152
Puerto Rico Electric Power Auth. Rev.                              5.25%    7/1/2014(4)   2,000      2,152
                                                                                                 ---------
                                                                                                     4,304
                                                                                                 ---------
SOUTH CAROLINA (1.7%)
Piedmont SC Muni. Power Agency Rev.                                6.50%    1/1/2015(3)  12,210     14,535
Piedmont SC Muni. Power Agency Rev.                                6.50%  1/1/2015(3)(ETM)2,035      2,472
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                       7.125%  12/15/2015      5,000      5,413
South Carolina Transp. Infrastructure Rev.                         5.75%   10/1/2015(1)  10,790     11,922
                                                                                                 ---------
                                                                                                    34,342
                                                                                                 ---------
TENNESSEE (1.7%)
Johnson City TN Health & Educ. Rev. (Johnson City Medical Center) 5.125% 7/1/2025(1)(ETM)14,000     14,130
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                      5.625%    4/1/2024     19,750     19,612
                                                                                                 ---------
                                                                                                    33,742
                                                                                                 ---------
TEXAS (17.1%)
Austin TX Combined Util. System Rev.                               0.00%   5/15/2017(3)   4,900      2,254
Brazos County TX Health Dev. Franciscan Service Corp.             5.375%    1/1/2022(1)   5,750      5,827
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)               5.375%    4/1/2019      5,000      4,774
Dallas-Fort Worth TX International Airport Fac. Improvement Corp. Rev.
 (American Airlines, Inc.)                                         5.95%   11/1/2003      7,000      6,827
Harris County TX GO                                                0.00%   10/1/2014(1)   5,550      3,023
Harris County TX Health Care Fac. Dev. Corp. Rev. VRDO
 (Texas Medical Center Project)                                    2.00%   11/2/2001(1)   5,000      5,000
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)                                      1.95%   11/2/2001     13,900     13,900
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (Young Men's Christian Assoc. of Greater Houston)                 2.00%    1/2/2001      1,400      1,400
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc. Terminal E Project)                    6.75%    7/1/2029     11,250      8,591
Houston TX GO                                                      5.75%    3/1/2014(4)   3,000      3,321
Houston TX GO                                                      5.75%    3/1/2015(4)   3,000      3,300
Houston TX GO                                                      5.75%    3/1/2016(4)   4,500      4,913
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                      0.00%    9/1/2018(2)  16,285      6,897
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                      0.00%    9/1/2021(2)  22,720      7,989
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                      5.50%7/1/2011(4)(Prere.)16,760   18,409
Houston TX Independent School Dist.                                0.00%   9/15/2012(2)   6,150      3,791
Houston TX Water & Sewer System Rev.                               0.00%   12/1/2012(2)  20,500     12,532
Houston TX Water & Sewer System Rev.                              6.375%12/1/2001(2)(Prere.)705        722
Houston TX Water & Sewer System Rev.                              6.375%12/1/2017(2)(Prere.)5,295    5,420
Houston TX Water & Sewer System Rev.                               5.50%   12/1/2015(4)  10,000     10,761

----------------------------------------------------------------------------------------------------------------
                                                                                           Face     Market
                                                                            Maturity     Amount     Value*
                                                                  Coupon        Date      (000)      (000)
----------------------------------------------------------------------------------------------------------------
Lewisville TX Independent School Dist.                             0.00%   8/15/2016      5,630      2,724
Lewisville TX Independent School Dist.                             0.00%   8/15/2017      6,940      3,153
Lower Colorado River Auth. Texas Rev.                              5.75%   5/15/2012(4)   5,500      6,120
Lower Colorado River Auth. Texas Rev.                             5.875%   5/15/2016(4)  27,500     30,202
Lower Colorado River Auth. Texas Rev.                              6.00%   5/15/2011(4)  12,605     14,352
North East TX Independent School Dist.                             5.00%    2/1/2016      6,425      6,483
Round Rock TX Independent School Dist.                             0.00%   8/15/2011(1)   5,000      3,281
San Antonio TX Electric & Gas Rev.                                 5.00%    2/1/2002(Prere.)610        621
San Antonio TX Electric & Gas Rev.                                 5.00%    2/1/2017      3,285      3,291
San Antonio TX Electric & Gas Rev.                                 5.75%    2/1/2016     11,435     12,410
Texas City TX IDA (Arco Pipeline Project)                         7.375%   10/1/2020     17,000     21,767
Texas Muni. Power Agency Rev.                                      0.00%    9/1/2013(1)  39,670     23,080
Texas Muni. Power Agency Rev.                                      0.00%    9/1/2015(1)  16,740      8,592
Texas Muni. Power Agency Rev.                                      0.00%    9/1/2017(1)  39,970     18,118
Texas TOB VRDO                                                     2.05%   11/7/2001YY   20,000     20,000
Texas Water Dev. Board Rev.                                        6.50%   7/15/2010     17,425     20,670
Texas Water Dev. Board Rev.                                        7.05%    8/1/2025      5,655      6,250
Tomball TX Hosp. Auth. Rev.                                        6.00%    7/1/2025      3,600      3,446
Tomball TX Hosp. Auth. Rev.                                        6.00%    7/1/2029      5,000      4,773
                                                                                                 ---------
                                                                                                   338,984
                                                                                                 ---------
UTAH (0.2%)
Intermountain Power Agency Utah Power Supply Rev.                  5.75%    7/1/2019(1)   3,000      3,204
                                                                                                 ---------
VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.                           6.50%   10/1/2024      5,000      5,409
                                                                                                 ---------
VIRGINIA (0.6%)
Virginia College Building Auth.                                    5.75%    1/1/2034      9,540     10,948
                                                                                                 ---------
Washington (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)    0.00%    6/1/2014(1)   5,000      2,766
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)    0.00%    6/1/2017(1)  11,685      5,357
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)    0.00%    6/1/2018(1)  10,000      4,307
Port of Seattle WA Rev.                                           5.625%    2/1/2030(1)   7,735      8,101
Washington GO                                                     5.625%    7/1/2025      7,030      7,401
Washington GO                                                      6.75%    2/1/2015      3,450      4,253
                                                                                                 ---------
                                                                                                    32,185
                                                                                                 ---------
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)         7.00%    7/1/2014(1)   8,975     11,352
                                                                                                 ---------
WISCONSIN (1.8%)
Wisconsin Clean Water Rev.                                        6.875%    6/1/2011     20,500     24,860
Wisconsin GO                                                       5.75% 5/1/2011(Prere.)10,000     11,457
                                                                                                 ---------
                                                                                                    36,317
                                                                                                 ---------
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $1,844,701)                                                                               1,985,970
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                    Market
                                                                                                     Value
Long-Term Tax-Exempt Fund                                                                            (000)
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
-----------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                29,772
Liabilities                                                                                        (36,432)
                                                                                                 ----------
                                                                                                    (6,660)
                                                                                                 ----------
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                               $1,979,310
===========================================================================================================
*See Note A in Notes to Financial Statements.

YSecurities with a value of $4,788,000 have been segregated as initial margin for open futures contracts.

YYSecurity exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, the value of this security was $20,000,000, representing 1.0% of net assets.

For key to abbreviations and other references, see page 88.

-----------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                     (000)
-----------------------------------------------------------------------------------------------------------
Paid-in Capital--Note E                                                                         $1,843,801
Undistributed Net Investment Income                                                                     --
Overdistributed Net Realized Gains--Note E                                                          (5,509)
Unrealized Appreciation (Depreciation)--Note F
 Investment Securities                                                                             141,269
 Futures Contracts                                                                                    (251)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $1,979,310
===========================================================================================================
Investor Shares--Net Assets
Applicable to 111,092,593 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)                              $1,263,816
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                                                    $11.38
===========================================================================================================
Admiral Shares--Net Assets
Applicable to 62,893,861 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)                                $715,494
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                                                     $11.38
===========================================================================================================

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
High-Yield Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (100.7%)
--------------------------------------------------------------------------------
ALABAMA (1.8%)
Alabama Special Care Fac.
 (Baptist Health System)          5.875%     11/15/2026(1)    5,000       5,278
Courtland AL Dev. Board Solid Waste Disposal Rev.(Champion International
 Corp. Project)                    6.70%      11/1/2029       9,500      10,076
Jefferson County AL Sewer Rev.
 Capital Improvement               5.50%       2/1/2040(3)   30,000      31,189
McIntosh AL IDR
 (Environmental Improvement)      5.375%       6/1/2028      17,000      17,047
                                                                     -----------
                                                                         63,590
                                                                     -----------
ARIZONA (1.9%)
Maricopa County AZ Pollution Control
 Corp. PCR                        6.375%       8/1/2015      30,000      31,528
Pima County AZ IDA Multi Family Mortgage
 (La Cholla Project)               8.50%       7/1/2020       1,595       1,712
Pima County AZ IDA Multi Family Mortgage
 (La Cholla Project)               8.50%       7/1/2020Y      4,810       5,158
Univ. of Arizona Board of Regents  6.20%       6/1/2016      26,660      31,331
                                                                     -----------
                                                                         69,729
                                                                     -----------
ARKANSAS (0.1%)
North Little Rock AR Electric Rev. 6.50%       7/1/2015(1)    3,450       4,196
                                                                     -----------
CALIFORNIA (8.4%)
ABAG Finance Auth. Nonprofit Corp. California Multifamily Rev.
 (Housing Archstone Redwood)       5.30%      10/1/2008      10,000      10,327
California Dept. of Water Resources
 Water System Rev.                 5.50%      12/1/2015       5,000       5,560
California Dept. of Water Resources
 Water System Rev.                 5.50%      12/1/2017      10,000      10,964
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/LeClub)                5.30%       6/1/2008       5,000       5,162
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/Oak Ridge)             5.30%       6/1/2029       5,650       5,833
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/Pelican Hill)          5.30%       6/1/2008       5,000       5,162
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/River Meadows)         5.30%       6/1/2008       5,000       5,162
California Statewide Community Dev. Auth. PUT
 (Irvine Apartments)               5.10%      5/17/2010      22,000      22,691
California Statewide Community Dev. Auth. PUT
 (Irvine Apartments)               5.25%      5/15/2013      37,785      38,440
California Veterans GO             5.20%      12/1/2010      22,000      23,401
California Veterans GO             5.25%      12/1/2011      38,000      40,229
Roseville CA North Central Roseville
 Community Fac. Dist.              5.40%       9/1/2008       1,950       2,081
Sacramento CA Muni. Util. Dist.    5.25%       7/1/2028      18,000      18,199
San Bernardino CA Medical
 Center COP                       6.875%       8/1/2024(ETM) 25,220      32,456
San Bernardino CA Medical
 Center COP                        7.00%       8/1/2020      12,180      15,189
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                    0.00%      1/15/2009(1)    3,000       2,276
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                    0.00%      1/15/2016      22,500      16,613
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                    0.00%      1/15/2017      20,000      14,775
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                    0.00%      1/15/2025(1)   12,900       3,823
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                    0.00%      1/15/2026(1)   21,155       5,936
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                    0.00%      1/15/2036(1)    4,025         656
Southern California Public
 Power Auth. Rev.                  6.00%       7/1/2018       3,985       3,990
Tustin CA Unified School Dist.
 Community Fac.                    6.10%       9/1/2002       8,825       9,045
Tustin CA Unified School Dist.
 Community Fac.                   6.375%       9/1/2035       7,000       7,263
                                                                     -----------
                                                                        305,233
                                                                     -----------
COLORADO (4.9%)
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.25%       9/1/2021      13,000      12,841
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.25%       9/1/2024      10,000       9,855

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
High-Yield Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.50%       9/1/2011       7,775       8,387
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.50%       9/1/2012       8,200       8,751
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.50%       9/1/2013       3,000       3,170
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.50%       9/1/2015       5,130       5,323
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)     5.50%       9/1/2017       5,215       5,338
Colorado Health Fac. Auth. Rev. VRDO
 (Catholic Health Initiatives)     2.05%      11/7/2001       5,700       5,700
Denver CO City & County
 Airport Rev.                      5.25%     11/15/2005(3)   10,000      10,700
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2003(1)    8,200       7,842
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2006(1)   22,000      18,603
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2007(1)   12,500      10,059
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2008(1)   14,000      10,688
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2009(1)   16,195      11,766
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2010(1)    7,185       4,968
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2012(1)   26,795      16,616
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2013(1)    5,000       2,919
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2014(1)    8,000       4,391
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2015(1)    5,000       2,577
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2018(1)    5,000       2,131
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2023(1)    7,500       2,389
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2025(1)   10,000       2,854
E-470 Public Highway Auth. CO Rev. 0.00%       9/1/2030(1)   50,200      10,923
                                                                     -----------
                                                                        178,791
                                                                     -----------
CONNECTICUT (1.5%)
Connecticut Dev. Auth. PCR
 (Connecticut Power & Light)       5.85%       9/1/2028      39,975      40,814
Connecticut Dev. Auth. PCR
 (Connecticut Power & Light)       5.95%       9/1/2028       7,200       7,303
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)          5.25%      11/1/2015(4)    5,880       6,233
                                                                     -----------
                                                                         54,350
                                                                     -----------
DISTRICT OF COLUMBIA (1.3%)
District of Columbia GO            5.75%       6/1/2010(1)    3,280       3,704
District of Columbia GO            6.00%       6/1/2012(1)    7,000       8,146
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2013(1)    2,500       2,680
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2016(1)    2,775       2,893
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2017(1)    2,000       2,080
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2018(1)    2,000       2,073
Metro. Washington Airports Auth.
 Airport System Rev.               5.50%      10/1/2027(1)   24,000      24,848
                                                                     -----------
                                                                         46,424
                                                                     -----------
FLORIDA (2.7%)
Citrus County FL PCR
 (Florida Power Corp.)             6.35%       2/1/2022       6,500       6,699
Lee County FL IDA Health Care Fac. Rev.
 (Shell Point Village Project)     5.75%     11/15/2011       1,475       1,500
Lee County FL IDA Health Care Fac. Rev.
 (Shell Point Village Project)     5.75%     11/15/2014       1,000         995
Lee County FL School Board COP     6.00%       8/1/2007(4)    5,820       6,555
Northern Palm Beach County FL Improvement Dist. Water Control
 & Improvement Unit Dev.           5.85%       8/1/2013       2,365       2,435
Northern Palm Beach County FL Improvement Dist. Water Control
 & Improvement Unit Dev.           6.00%       8/1/2029       2,000       2,023
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange Project) 5.25%       5/1/2005         885         879
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange Project) 5.50%       5/1/2010       1,000       1,003
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange Project) 5.80%       5/1/2026       1,000         977

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Orlando FL Util. Comm. Water
 & Electric Rev.                   6.75%      10/1/2017       2,200       2,705
Palm Beach County FL Airport
 System Rev.                       5.75%      10/1/2011(1)   13,645      15,281
Palm Beach County FL Airport
 System Rev.                       5.75%      10/1/2012(1)    9,560      10,685
Palm Beach County FL Airport
 System Rev.                       5.75%      10/1/2013(1)   10,445      11,663
Palm Beach County FL Airport
 System Rev.                       5.75%      10/1/2014(1)    8,500       9,486
Tallahassee FL Health Fac. Rev.(Tallahassee Memorial
 Healthcare, Inc. Project)        6.375%      12/1/2030      23,000      24,524
                                                                     -----------
                                                                         97,410
                                                                     -----------
GEORGIA (1.4%)
Cartersville GA Water & Waste Water Fac.
 (Anheuser-Busch Cos., Inc.)       7.40%      11/1/2010       5,000       6,109
Dalton County GA Dev. Auth.
 (Hamilton Health Care System)     5.50%      8/15/2017(1)    5,000       5,460
Effingham County GA Dev. Auth. Solid Waste Disposal Rev.
 (Fort James Project)             5.625%       7/1/2018      20,500      19,800
Georgia Muni. Electric Power
 Auth. Rev.                        6.60%       1/1/2018(1)    5,000       6,091
Savannah GA Hosp. Auth. Rev.
 (Candler Hosp.)                   7.00%     1/1/2003(Prere.)13,000      13,955
                                                                     -----------
                                                                         51,415
                                                                     -----------
HAWAII (1.1%)
Hawaii Dept. of Budget & Finance
 (Hawaii Electric Co. Inc.)        4.95%       4/1/2012(1)   15,000      15,915
Hawaii Harbor Capital
 Improvement Rev.                  5.50%       7/1/2027(1)   18,500      18,973
Honolulu HI City & County GO       0.00%  7/1/2017(3)         6,000       2,734
Honolulu HI City & County GO       0.00%  7/1/2018(3)         2,000         855
                                                                     -----------
                                                                         38,477
                                                                     -----------
ILLINOIS (3.9%)
Chicago IL GO                      0.00%       1/1/2026(1)   10,550       6,730
Chicago IL GO                      0.00%       1/1/2027(1)   10,075       6,437
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines)                 5.80%       5/1/2007      17,570      13,879
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines)                6.375%       5/1/2013      20,000      14,055
Chicago IL Public Building Comm.   7.00%    1/1/2015(1)(ETM)  9,600      11,320
Chicago IL Public Building Comm.   7.00%    1/1/2020(1)(ETM) 10,000      12,560
Chicago IL Skyway Toll Bridge Rev. 5.50%       1/1/2031(2)   20,000      20,788
Illinois Dev. Finance Auth. PCR
 (Illinois Power Co. Project)      7.40%      12/1/2024(1)   20,000      22,918
Illinois Dev. Finance Auth. Rev.
 (Regency Park Project)           10.25%      4/15/2019*      6,500       5,265
Illinois Dev. Finance Auth. Rev.
 (Regency Park Project)          10.625%      4/15/2020*      6,000       4,860
Illinois Dev. Financial Auth. Solid Waste Disp. Rev.
 (Waste Management Project)        5.05%       1/1/2010       4,000       4,002
Illinois Dev. Financial Auth. Solid Waste Disp. Rev.
 (Waste Management Project)        5.85%       2/1/2007      10,000      10,519
Illinois Health Fac. Auth. Rev.
 (Centegra Health System)          5.10%       9/1/2011(2)    3,105       3,293
Illinois Health Fac. Auth. Rev.
 (Centegra Health System)          5.25%       9/1/2018(2)    3,500       3,562
Illinois Health Fac. Auth. Rev.
 (United Medical Center)          8.125%     7/1/2003(Prere.) 1,640       1,767
                                                                     -----------
                                                                        141,955
                                                                     -----------
INDIANA (2.0%)
Indiana Health Fac. Finance Auth. Rev.
 (Ancilla System, Inc.)           7.375%       7/1/2023      19,400      24,829
Indiana Office Building Comm. Rev.
 (Capitol Complex)                 6.90%       7/1/2011Y     15,660      18,604
Indianapolis IN Local
 Public Improvement                6.75%       2/1/2014      21,500      26,046
Indianapolis IN Local
 Public Improvement                6.75%       2/1/2020       2,500       2,672
                                                                     -----------
                                                                         72,151
                                                                     -----------
KANSAS (0.9%)
Overland Park KS Convention Center
 & Hotel Project                  7.375%       1/1/2032       9,000       9,334
Overland Park KS Convention Center
 & Hotel Project                   9.00%       1/1/2032      21,100      21,862
                                                                     -----------
                                                                         31,196
                                                                     -----------

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
High-Yield Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
KENTUCKY (0.6%)
Jefferson County KY
 (Jewish Hosp. Health)             5.65%       1/1/2017(2)    8,000       8,429
Jefferson County KY
 (Jewish Hosp. Health)             5.70%       1/1/2021(2)    2,000       2,094
Kentucky Property &
 Buildings Comm. Rev.              5.80%      9/1/2002(Prere.)3,100       3,246
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)          5.25%       7/1/2015(4)    6,000       6,348
                                                                     -----------
                                                                         20,117
                                                                     -----------
LOUISIANA (1.0%)
Calcasieu Parish LA IDR PCR
 (Entergy Gulf States Inc.)        5.45%       7/1/2010       5,000       4,960
Iberia Parish LA Hosp.
 Services Dist. Rev.               8.00%      5/26/2016       6,250       6,287
West Feliciana Parish LA PCR
 (Gulf States Util.)               9.00%       5/1/2015       4,000       4,128
West Feliciana Parish LA PCR PUT
 (Entergy Gulf States Inc.)        5.65%       9/1/2004      19,000      19,722
                                                                     -----------
                                                                         35,097
                                                                     -----------
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.   6.20%       9/1/2019       6,250       6,392
                                                                     -----------
MARYLAND (2.1%)
Hagerstown MD Energy Financing Administration Solid Waste Disp. Rev.
 (Hagerstown Fiber Project)        9.00%     10/15/2016*     17,500       2,100
Maryland Econ. Dev. Corp.(Chesapeake Bay Conference
 Center Project)                   7.75%      12/1/2031      25,000      24,816
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                 5.25%      8/15/2038(4)   32,055      31,388
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)6.75%       7/1/2030      15,000      16,393
                                                                     -----------
                                                                         74,697
                                                                     -----------
MASSACHUSETTS (6.1%)
Massachusetts Dev. Finance Agency Resource Recovery Rev.
 (Waste Management Inc.)           6.90%      12/1/2029       2,000       2,240
Massachusetts GO                   5.75%    10/1/2010(Prere.)16,450      18,464
Massachusetts GO                   5.75%      10/1/2011      15,320      17,424
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group) 5.70%       7/1/2015      23,500      24,020
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial) 6.50%       7/1/2011       6,900       7,402
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial)6.625%       7/1/2032      17,000      17,567
Massachusetts Housing Finance
 Agency Rev.                       5.95%      10/1/2008(2)   27,485      28,891
Massachusetts Ind. Finance Agency Resource Recovery Rev.
 (Refusetech Inc. Project)         6.30%       7/1/2005      34,500      36,553
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev.
 (Massachusetts Paper Co. Project) 8.50%      11/1/2012*      5,098         994
Massachusetts Port Auth. Rev. PUT
 (United Airlines)                 5.75%      10/1/2007      16,700      13,336
Massachusetts Water Resource Auth.
 GO VRDO                           1.75%      11/7/2001(3)    2,300       2,300
Massachusetts Water Resources
 Auth. Rev.                        6.50%      7/15/2019      43,700      52,961
                                                                     -----------
                                                                        222,152
                                                                     -----------
MICHIGAN (1.8%)
Dickinson County MI Memorial
 Hosp. System Rev.                7.625%      11/1/2005         740         813
Dickinson County MI Memorial
 Hosp. System Rev.                 8.00%      11/1/2014       5,700       6,636
Michigan Hosp. Finance Auth. Rev.
 (McLaren Health Care Corp.)       5.00%       6/1/2028      17,000      15,871
Michigan Hosp. Finance Auth. Rev.
 (Sparrow Obligated Group)        5.625%     11/15/2031       3,250       3,236
Michigan Hosp. Finance Auth. Rev.
 (Sparrow Obligated Group)        5.625%     11/15/2036       2,500       2,474
Michigan Housing Dev. Auth. Rev.   6.30%       4/1/2004       6,500       6,751

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                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Michigan Public Power Agency Rev.
 (Belle River Project)             5.50%       1/1/2013      27,000      27,867
Michigan Strategic Fund Limited Obligation Rev.
 (UTD Waste Systems Project)       5.20%       4/1/2010       1,500       1,496
                                                                     -----------
                                                                         65,144
                                                                     -----------
MINNESOTA (1.0%)
Minneapolis & St. Paul MN
 Metro. Airport                    5.20%       1/1/2024(2)   12,000      12,085
Rochester MN Health Care Fac. Rev.
 (Mayo Foundation)                5.375%     11/15/2018       8,850       9,159
Rochester MN Health Care Fac. Rev.
 (Mayo Foundation)                 5.50%     11/15/2027       4,500       4,641
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park Project)           0.00%       5/1/2020      35,070       1,971
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park Project)           9.75%       5/1/2020      10,035       9,533
                                                                     -----------
                                                                         37,389
                                                                     -----------
MISSOURI (0.9%)
Missouri Health & Educ. Fac. Auth.
 (St. Luke Mission Health System) 5.375%     11/15/2016(1)    7,000       7,319
St. Louis MO IDA Senior Lien Rev.  7.20%     12/15/2028       5,620       5,946
St. Louis MO IDA Senior Lien Rev.  7.25%     12/15/2035      17,065      18,052
                                                                     -----------
                                                                         31,317
                                                                     -----------
NEBRASKA (1.5%)
Lancaster County NE Hosp. Auth. Rev.
 (Bryan LGH Medical Center Project)5.00%       6/1/2019(2)    2,500       2,506
Lancaster County NE Hosp. Auth. Rev.
 (Bryan LGH Medical Center Project)5.25%       6/1/2031(2)    7,000       7,073
Lincoln NE Lincoln Electric
 System Rev.                       5.25%       9/1/2016      21,345      22,570
Lincoln NE Lincoln Electric
 System Rev.                       5.25%       9/1/2017      22,370      23,436
                                                                     -----------
                                                                         55,585
                                                                     -----------
NEW HAMPSHIRE (0.8%)
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)             4.55%       2/1/2004      10,000      10,227
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)             5.40%      12/1/2002      12,000      12,332
New Hampshire Health & Higher Educ. Rev.
 (Catholic Medical Center)         6.00%       7/1/2017       6,580       6,582
                                                                     -----------
                                                                         29,141
                                                                     -----------
NEW JERSEY (5.6%)
Gloucester County NJ Improvement Auth. Solid Waste
 Resource Rev.                     6.85%      12/1/2029       5,000       5,673
Gloucester County NJ Improvement Auth. Solid Waste
 Resource Rev.                     7.00%      12/1/2029       1,500       1,695
Hudson County NJ Improvement Auth. Solid Waste
 Systems Rev.                      6.00%       1/1/2029       7,500       7,046
Hudson County NJ Improvement Auth. Solid Waste
 Systems Rev.                     6.125%       1/1/2019       2,000       1,919
Hudson County NJ Improvement Auth. Solid Waste
 Systems Rev.                     6.125%       1/1/2029      16,000      15,031
New Jersey Econ. Dev. Auth. Market
 Transition Fac. Rev.             5.875%       7/1/2011(1)    8,000       8,743
New Jersey Econ. Dev. Auth. Rev.(Kapkowski Road Landfill
-DST Project Elizabeth)           6.375%       4/1/2018       2,250       2,344
New Jersey Econ. Dev. Auth. Rev.(Kapkowski Road Landfill
-DST Project Elizabeth)           6.375%       4/1/2031      30,500      31,661
New Jersey Econ. Dev. Auth. Rev.(Kapkowski Road Landfill
-DST Project Elizabeth)            6.50%       4/1/2018       1,000       1,019

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
High-Yield Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental
 Airlines, Inc. Project)          6.625%      9/15/2012      26,400      22,267
New Jersey Econ. Dev. Auth. Special Fac. Rev.(Continental
 Airlines, Inc. Project)           7.00%     11/15/2030      15,000      12,519
New Jersey Sports & Exposition
 Auth. Rev.                        6.50%       3/1/2013      15,000      17,890
New Jersey Transit Corp.
 Capital GAN                       5.50%       2/1/2009(2)   61,405      63,565
New Jersey Transp. Trust Fund
 Auth. Rev.                        6.00%      6/15/2011(2)   10,000      11,276
                                                                     -----------
                                                                        202,648
                                                                     -----------
NEW MEXICO (2.2%)
New Mexico Highway Comm. Tax Rev.  5.25%      6/15/2011      18,825      20,569
New Mexico Highway Comm. Tax Rev.  5.25%      6/15/2013      17,515      18,853
New Mexico Highway Comm. Tax Rev.  6.00%      6/15/2014      11,000      12,547
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
 (Presbyterian Healthcare Services)5.50%       8/1/2030      27,550      27,860
                                                                     -----------
                                                                         79,829
                                                                     -----------
NEW YORK (9.1%)
Long Island NY Power Auth. Electric
 System Rev.                       0.00%      12/1/2006(4)    5,000       4,221
Long Island NY Power Auth. Electric
 System Rev.                       0.00%       6/1/2011(4)   16,690      11,206
Long Island NY Power Auth. Electric
 System Rev.                       0.00%       6/1/2012(4)   15,100       9,596
Long Island NY Power Auth. Electric
 System Rev.                       0.00%       6/1/2015(4)   10,000       5,299
Metro. New York Transit Auth. Rev.
 (Dedicated Petroleum Tax)         4.75%       4/1/2028(3)   12,080      11,488
Metro. New York Transit Auth. Rev.
 (Service Contract)               7.375%       7/1/2008      22,870      26,425
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)         6.00%       4/1/2020(1)   18,000      20,789
Metro. New York Transp. Auth. Rev.
 (Transp. Fac.)                   5.625%       7/1/2027      13,480      14,021
Metro. New York Transp. Auth. Rev.
 (Transp. Fac.)                    6.00%       7/1/2019      30,855      33,680
Metro. New York Transp. Auth. Rev.
 (Transp. Fac.)                    6.00%       7/1/2024      13,000      14,094
New York State Dormitory Auth. Rev.
 (City Univ.)                     6.375%       7/1/2008       1,340       1,402
New York State Dormitory Auth. Rev.
 (City Univ.)                      7.50%       7/1/2010       5,500       6,557
New York State Dormitory Auth. Rev.
 (State Univ.)                     7.50%      5/15/2013      13,380      17,313
New York State Housing Finance Agency Rev.(Nursing Home
 & Health Care Project)            4.90%      11/1/2010(1)    9,490      10,076
New York State Housing Finance Agency Rev.(Nursing Home
 & Health Care Project)            5.00%      11/1/2011(1)    8,540       9,066
New York State Housing Finance Agency Rev.(Nursing Home
 & Health Care Project)            5.10%      11/1/2012(1)   10,425      11,055
New York State Local Govt.
 Assistance Corp.                  6.00%      4/1/2005(Prere.)1,155       1,306
New York State Local Govt.
 Assistance Corp.                  6.00%       4/1/2016       5,245       5,621
Niagara County NY IDA Solid
 Waste Disposal Rev.               5.625%    11/15/2014       6,500       6,774
Niagara Falls NY COP
 (High School Fac.)               5.875%      6/15/2019(1)    8,000       8,669
Port Auth. of New York
 & New Jersey                      5.50%      7/15/2014      13,620      14,347
Port Auth. of New York
 & New Jersey                      5.50%      7/15/2015      14,315      14,978
Port Auth. of New York & New Jersey Special Obligation Rev.
 (JFK International Airport)       6.25%      12/1/2008(1)    4,000       4,542
Triborough Bridge & Tunnel Auth. New York Rev.
 (Convention Center Project)       7.25%       1/1/2010      13,500      15,831
Triborough Bridge & Tunnel New
 York Auth. Rev.                   5.50%       1/1/2017      10,000      10,997
Westchester County NY Health
 Care Corp Rev.                   5.875%      11/1/2025      17,500      18,289
Westchester County NY Health
 Care Corp Rev.                    6.00%      11/1/2030      21,000      22,149
                                                                     -----------
                                                                        329,791
                                                                     -----------
NORTH CAROLINA (1.5%)
New Hanover County NC Hosp. Rev.(New Haven Regional
 Medical Center Project)           5.75%      10/1/2016(2)   12,500      13,423
North Carolina Eastern Muni.
 Power Agency Rev.                 6.50%       1/1/2018(ETM)  6,665       8,089

82
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                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
North Carolina Medical Care Comm. Health Care Fac.(The Presbyterian
 Homes, Inc. Project)             6.875%      10/1/2021       4,000       4,207
North Carolina Medical Care Comm. Health Care Fac.(The Presbyterian
 Homes, Inc. Project)              7.00%      10/1/2031      15,000      15,787
North Carolina Medical Care Comm. Retiremenet Fac. First Mortgage Rev. (United
 Methodist Retirement Home Project)7.25%      10/1/2032      13,000      13,341
                                                                     -----------
                                                                         54,847
                                                                     -----------
NORTHERN MARIANA ISLANDS (0.3%)
Northern Mariana Islands GO       7.375%       6/1/2030      10,500      10,772
                                                                     -----------
OHIO (2.8%)
Butler County OH Transp.
 Improvement Dist. Rev.            5.50%       4/1/2009(4)    3,000       3,331
Hamilton County OH Hosp. Fac. Rev. VRDO(Health Alliance
 of Greater Cincinnati)            1.93%      11/7/2001(1)      600         600
Lucas County OH Hosp. Fac. Rev.
 (Flower Memorial Hosp.)          8.125%     12/1/2001(Prere.)8,900       9,121
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                 5.20%      12/1/2006(9)    5,000       5,463
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                 5.25%      12/1/2004(9)    2,250       2,418
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                 5.35%      12/1/2008(9)    4,615       5,080
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                5.375%      12/1/2005(9)    2,400       2,617
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                 5.40%      12/1/2009(9)    3,850       4,267
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                 5.75%      12/1/2007(9)    3,300       3,702
Ohio Air Quality Dev. Auth. PCR PUT
 (Cleveland Electric)              4.60%      10/1/2003       4,500       4,519
Ohio Air Quality Dev. Auth. PCR PUT
 (Ohio Edison Co.)                 5.80%      12/1/2004      10,000      10,423
Ohio Water Dev. Auth. PCR PUT
 (Cleveland Electric)              4.60%      10/1/2003       3,550       3,565
Ohio Water Dev. Auth. PCR PUT
 (Pennsylvania Power Co. Project)  5.90%      12/4/2004       5,200       5,412
Ohio Water Dev. Auth. PCR PUT
 (Toledo Edison)                   5.25%       9/1/2002       6,000       6,076
Ohio Water Dev. Auth. PCR PUT
 (Toledo-Edison)                   5.58%      6/15/2004      18,800      19,217
Parma OH Hosp. Improvement Rev.
 (Parma Community General Hosp.)   5.35%      11/1/2018       2,500       2,470
Scioto County OH Marine Terminal Fac.
 (Norfolk Southern Corp. Project)  5.30%      8/15/2013      14,750      14,853
                                                                     -----------
                                                                        103,134
                                                                     -----------
OKLAHOMA (1.7%)
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                6.75%       8/1/2004       2,270       2,256
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                7.30%       8/1/2015       4,000       3,883
Oklahoma Dev. Finance Auth. Rev.
 (Hillcrest Hosp.)                5.625%      8/15/2029      17,850      13,229
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines)               5.80%      12/1/2004      15,000      14,408
Tulsa OK Muni. Airport Trust Rev.
 (American Airlines)               5.65%      12/1/2035      30,000      26,915
                                                                     -----------
                                                                         60,691
                                                                     -----------
OREGON (1.3%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)            5.25%       5/1/2021       5,000       5,044
Klamath Falls OR Electric Rev.     5.50%       1/1/2007      11,000      11,217
Klamath Falls OR Electric Rev.     5.75%       1/1/2013      20,000      19,933
Oregon State Dept. Administrative
 Services                          5.70%       5/1/2016(2)    3,500       3,932
Portland OR Sewer System Rev.      5.50%       6/1/2017(1)    5,000       5,182
Umatilla County OR Hosp. Fac. Auth. Rev.
 (Catholic Health Initiative)      5.75%      12/1/2020       3,000       3,160
                                                                     -----------
                                                                         48,468
                                                                     -----------

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
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                                                               Face      Market
                                               Maturity      Amount      Value*
High-Yield Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
PENNSYLVANIA (7.5%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)5.75%       1/1/2011(1)    6,000       6,624
Beaver County PA IDA PCR PUT
 (Cleveland Electric Project)      4.60%      10/1/2003      12,950      13,004
Beaver County PA IDA PCR PUT
 (Toledo Edison)                   4.85%       6/1/2004      20,850      21,041
Bucks County PA IDA
 (Chandler Health Care)            5.70%       5/1/2009       1,800       1,717
Bucks County PA IDA
 (Chandler Health Care)            6.20%       5/1/2019       1,250       1,139
Delaware County PA Hosp. Auth.
 (Crozer Chester Medical Center)  5.125%      12/1/2013       3,400       3,097
Delaware County PA Hosp. Auth.
 (Crozer Chester Medical Center)   5.30%      12/1/2027       8,905       7,730
Delaware County PA IDA PCR PUT
 (PECO Energy)                     5.20%      10/1/2004       1,250       1,300
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                   5.50%       1/1/2002       5,000       5,011
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                   6.10%       1/1/2006       5,500       5,799
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                   6.10%       7/1/2013      30,500      31,851
Geisinger Health System Auth. of Pennsylvania (Penn State
 Geisinger Health System)          5.50%      8/15/2023      27,700      29,108
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)               7.30%       7/1/2012       4,500       3,429
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)               7.35%       7/1/2022       7,625       5,573
Montgomery County PA Higher Educ. & Health Auth. Rev.
 (Brittany Point Project)          8.50%      1/1/2003(Prere.)5,000       5,453
Montgomery County PA IDA PCR
 (PECO Energy)                     5.20%      10/1/2030      16,275      16,967
Pennsylvania Convention Center
 Auth. Rev.                        6.60%       9/1/2009(4)    2,500       2,804
Pennsylvania Convention Center
 Auth. Rev.                        6.70%       9/1/2014(4)    3,500       3,924
Pennsylvania Convention Center
 Auth. Rev.                        6.75%       9/1/2019(4)    3,695       4,129
Pennsylvania Econ. Dev. Auth. Rev.
 (Colver Project)                  7.05%      12/1/2010       2,500       2,618
Pennsylvania Econ. Dev. Auth. Rev.
 (Colver Project)                 7.125%      12/1/2015      14,000      14,649
Pennsylvania Housing Finance
 Agency Rev.                       7.60%       7/1/2013      10,000      10,245
Philadelphia PA Auth. Ind. Dev.
 Special Fac. Rev.                 7.50%       5/1/2010      15,000       6,340
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)       7.00%      8/15/2012       3,540       3,714
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)       7.00%      8/15/2017       1,000       1,049
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)       7.00%      8/15/2022         500         525
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Methodist Hosp.)                 7.75%     7/1/2004(Prere.)11,570      13,202
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Roxborough Memorial Hosp.)       7.25%       3/1/2024       9,290       9,147
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)        1.95%      11/2/2001       1,000       1,000
Philadelphia PA Muni. Auth. Rev.  6.125%      7/15/2008       4,000       4,183
Philadelphia PA Muni. Auth. Rev.   6.25%      7/15/2013       5,785       6,001
Philadelphia PA Muni. Auth. Rev.   6.30%      7/15/2017       1,750       1,800
Philadelphia PA Muni. Auth. Rev.  8.625%     11/15/2016         335         336
Philadelphia PA Water &
 Waste Water Rev.                  7.00%      6/15/2011(3)   21,500      26,531
                                                                     -----------
                                                                        271,040
                                                                     -----------
PUERTO RICO (0.3%)
Puerto Rico Public Improvement
 Bonds                             5.50%       7/1/2029      10,000      10,776
                                                                     -----------

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                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
RHODE ISLAND (0.1%)
Rhode Island Convention Center
 Auth. Rev.                        5.75%      5/15/2020(2)    5,000       5,169
                                                                     -----------
SOUTH CAROLINA (0.7%)
Greenwood County SC Hosp. Fac. Rev.
 (Self Memorial Hosp.)             5.50%      10/1/2031       4,000       3,974
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)       7.375%     12/15/2021      19,500      21,314
                                                                     -----------
                                                                         25,288
                                                                     -----------
TENNESSEE (1.8%)
Memphis-Shelby County TN Airport
 Auth. Rev.                        6.00%       3/1/2024(2)    7,450       8,076
Metro. Govt. of Nashville & Davidson
 County TN Electric Rev.           5.20%      5/15/2023      17,000      17,267
Metro. Govt. of Nashville & Davidson County TN GO
 Multi-Purpose Improvement         5.50%     10/15/2015(3)   14,935      16,323
Metro. Govt. of Nashville & Davidson County TN GO
 Multi-Purpose Improvement         5.50%     10/15/2016(3)   13,545      14,679
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)       4.90%       8/1/2008       3,760       3,717
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)       5.25%       8/1/2013       5,450       5,233
                                                                     -----------
                                                                         65,295
                                                                     -----------
TEXAS (10.2%)
Austin TX Airport System Rev.      6.45%     11/15/2020(1)   17,040      18,826
Austin TX Water, Sewer &
 Electric Rev.                    14.00%     11/15/2001          20          20
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.)        4.80%       4/1/2003      16,545      16,787
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.)        5.40%       5/1/2006      10,970      11,377
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.)        5.40%       4/1/2030      24,770      25,689
Brazos River Auth. Texas Rev.
 (Reliant Energy Inc.)            5.375%       4/1/2019      11,500      10,980
Dallas-Fort Worth TX International Airport Fac.Improvement Corp. Rev.
 (American Airlines, Inc.)         5.95%      11/1/2003      21,300      20,774
Dallas-Fort Worth TX International Airport Fac.Improvement Corp. Rev.
 (American Airlines, Inc.)         6.05%      11/1/2005       6,250       5,996
Harris County TX GO                0.00%      10/1/2013(1)    9,630       5,581
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)      1.95%      11/2/2001         500         500
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)      1.95%      11/2/2001       2,600       2,600
Harris County TX Health Fac. Dev. Corp. Rev. VRDO(Young Men's Christian Assoc.
 of Greater Houston)               2.00%      11/2/2001LOC    1,500       1,500
Harris County TX Hosp. Dist. Rev.  6.00%      2/15/2014(1)   13,985      15,590
Harris County TX Hosp. Dist. Rev.  7.40%      2/15/2010(2)   17,500      20,698
Hidalgo County TX Health
 Mission Hosp.                    6.875%      8/15/2026       7,880       7,515
Houston TX Airport System Special Fac. Rev.(Continental Airlines Inc.
 Terminal E Project)               6.75%       7/1/2029      23,000      17,563
Houston TX GO                     5.375%       3/1/2013(4)    6,500       7,007
Houston TX GO                     5.375%       3/1/2015(4)    6,485       6,893
Houston TX GO                     5.375%       3/1/2016(4)    4,210       4,439
Houston TX GO                      5.50%       3/1/2015(4)    8,440       9,027
Houston TX GO                      5.50%       3/1/2016(4)    5,235       5,547
Houston TX Water&Sewer System Rev. 0.00%      12/1/2004(2)   12,590      11,520
Houston TX Water&Sewer System Rev. 0.00%      12/1/2010(2)    5,000       3,412
Houston TX Water&Sewer System Rev. 0.00%      12/1/2011(2)   24,810      16,076
Houston TX Water&Sewer System Rev. 0.00%      12/1/2012(2)   26,000      15,894
Houston TX Water&Sewer System Rev. 0.00%      12/1/2028(4)   17,250       4,023

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
High-Yield Tax-Exempt Fund        Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Houston TX Water&Sewer System Rev.6.375%   12/1/2001(2)(Prere.) 285         292
Houston TX Water&Sewer System Rev.6.375%  12/1/2017(2)(Prere.)4,245       4,345
Lower Colorado River Auth. Texas PCR (Samsung Austin
 Semiconductor LLC Project)        6.95%       4/1/2030       9,000       9,466
Lower Colorado River Auth.
 Texas Rev.                        6.00%      5/15/2013(4)    9,700      10,963
Odessa TX Junior College Dist.Rev.8.125%     6/1/2005(Prere.)10,000      11,892
San Antonio TX Electric & Gas Rev. 5.00%     2/1/2002(Prere.)   150         153
San Antonio TX Electric & Gas Rev. 5.00%       2/1/2017         790         791
San Antonio TX Electric & Gas Rev  5.00%       2/1/2017(ETM)  2,560       2,685
Texas Muni. Power Agency Rev.      0.00%       9/1/2006(2)    6,205       5,242
Texas Muni. Power Agency Rev.      0.00%       9/1/2016(1)   14,000       6,759
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)  0.00%       1/1/2011(2)    7,000       4,714
Texas Water Dev. Board GO          5.75%       8/1/2031      21,395      22,961
Tomball TX Hosp. Auth. Rev.        6.00%       7/1/2025       7,400       7,084
Tomball TX Hosp. Auth. Rev.        6.00%       7/1/2029      10,000       9,545
Tyler TX Health Fac. Dev. Corp.
 (Mother Frances Hosp.)            5.30%       7/1/2007       2,250       2,253
Tyler TX Health Fac. Dev. Corp.
 (Mother Frances Hosp.)            5.40%       7/1/2008       2,500       2,502
Tyler TX Health Fac. Dev. Corp.
 (Mother Frances Hosp.)            5.50%       7/1/2009       2,000       2,001
Tyler TX Health Fac. Dev. Corp.
 (Mother Frances Hosp.)           5.625%       7/1/2013       1,680       1,680
                                                                     -----------
                                                                        371,162
                                                                     -----------
UTAH (0.9%)
Intermountain Power Agency Utah Power
 Supply Rev.                       5.00%       7/1/2021      21,960      21,634
Intermountain Power Agency Utah Power
 Supply Rev.                       5.70%       7/1/2017(1)   12,000      12,742
                                                                     -----------
                                                                         34,376
                                                                     -----------
VIRGIN ISLANDS (1.3%)
Virgin Islands Public Finance
 Auth. Rev.                        5.20%      10/1/2009       3,065       3,226
Virgin Islands Public Finance
 Auth. Rev.                        5.50%      10/1/2007       6,530       7,034
Virgin Islands Public Finance
 Auth. Rev.                        5.75%      10/1/2013      11,000      11,145
Virgin Islands Public Finance
 Auth. Rev.                       5.875%      10/1/2018       9,350       9,401
Virgin Islands Public Finance
 Auth. Rev.                        6.00%      10/1/2008       4,915       5,184
Virgin Islands Public Finance
 Auth. Rev.                       6.375%      10/1/2019      10,000      10,811
                                                                     -----------
                                                                         46,801
                                                                     -----------
VIRGINIA (3.5%)
Alexandria VA Redev. & Housing Auth. Rev.
 (Portals West)                    7.25%      10/1/2031       5,900       5,843
Alexandria VA Redev. & Housing Auth. Rev.
 (Portals West)                    8.25%       4/1/2032         475         468
Charles City County VA IDA Solid Waste Disposal Rev.
 (Waste Management Project)       4.875%       2/1/2009       7,750       7,728
Chesterfield County VA Mortgage Rev.
 (Brandermill Woods Project)       6.50%       1/1/2028      15,803      14,698
Lynchburg VA IDA Healthcare Facs. Rev.
 (Centra Health)                   5.20%       1/1/2018       3,500       3,546
Metro. Washington Airports Auth. Airport
 System Rev.                       5.50%      10/1/2009(3)    6,795       7,273
Metro. Washington Airports Auth. Airport
 System Rev.                       5.50%      10/1/2010(3)    7,270       7,735
Metro. Washington Airports Auth. Airport
 System Rev.                       5.70%      10/1/2007(1)   12,900      13,750
Metro. Washington Airports Auth. Airport
 System Rev.                      5.875%      10/1/2015(1)    7,400       7,740
Pocahontas Parkway Assoc. Virginia Route 895 Connector
 Toll Road Rev.                    5.00%      8/15/2010       6,100       5,660
Pocahontas Parkway Assoc. Virginia Route 895 Connector
 Toll Road Rev.                    5.00%      8/15/2011       3,900       3,568
Pocahontas Parkway Assoc. Virginia Route 895 Connector
 Toll Road Rev.                    5.25%      8/15/2007       4,600       4,450
Pocahontas Parkway Assoc. Virginia Route 895 Connector
 Toll Road Rev.                    5.25%      8/15/2009       6,000       5,715

--------------------------------------------------------------------------------
                                                               Face      Market
                                               Maturity      Amount      Value*
                                  Coupon           Date       (000)       (000)
--------------------------------------------------------------------------------
Pocahontas Parkway Assoc. Virginia Route 895 Connector
 Toll Road Rev.                    5.50%      8/15/2028      36,725      30,596
Viginia Beach VA Dev. Auth. Residential Care Fac.Mortgage Rev.
 (Westminster Canterbury)          7.25%      11/1/2032       9,000       9,703
                                                                     -----------
                                                                        128,473
                                                                     -----------
WASHINGTON (1.7%)
Chelan County WA Public Util. Dist.
 (Rock Island Hydro Project)       0.00%       6/1/2010(1)   19,550      13,615
Chelan County WA Public Util. Dist.
 (Rock Island Hydro Project)       0.00%       6/1/2011(1)   11,400       7,542
Chelan County WA Public Util. Dist.
 (Rock Island Hydro Project)       0.00%       6/1/2012(1)   19,650      12,277
Port of Seattle WA Rev.            5.75%       5/1/2014      15,600      16,271
Spokane WA Downtown Parking Rev.
 (River Park Square Project)       5.60%       8/1/2019       6,000       3,720
Washington Motor Vehicle Fuel Tax  5.75%       7/1/2018(3)    6,790       7,108
                                                                     -----------
                                                                         60,533
                                                                     -----------
WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev.
 (Jail & Correction Fac.)          7.00%       7/1/2013(1)    8,390      10,583
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $3,519,238)                                                    3,651,624
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     60,385
Liabilities                                                             (85,031)
                                                                     -----------
                                                                        (24,646)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 338,299,218 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                    $3,626,978
================================================================================
NET ASSET VALUE PER SHARE                                                $10.72
================================================================================
*See Note A in Notes to Financial Statements.

YSecurities with an aggregate value of $5,513,000 have been segregated as initial margin for open futures contracts.

For key to abbreviations and other references, see page 88.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                             Amount         Per
                                                              (000)       Share
--------------------------------------------------------------------------------
Paid-in Capital                                          $3,533,750      $10.45
Undistributed Net Investment Income                              --          --
Accumulated Net Realized Losses--Note E                     (32,700)       (.10)
Unrealized Appreciation (Depreciation)--Note F
 Investment Securities                                      132,386         .39
 Futures Contracts                                           (6,458)       (.02)
--------------------------------------------------------------------------------
NET ASSETS                                               $3,626,978      $10.72
================================================================================

Key to Abbreviations
BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
*Non-income-producing security--Interest Payments in Default.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
The insurance does not guarantee the market value of the municipal bonds.
LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.
F950 122001

88